United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/08

Date of Reporting Period:  Fiscal year ended 7/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)
July 31, 2008	$1.00	0.035	--		0.035	(0.035)

Municipal Obligations Fund
July 31, 2004	$1.00	0.008	(0.000	) [6]	0.008	(0.008)
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000	) [6]	0.029	(0.029)
July 31, 2007 [5]	$1.00	0.034	0.000	[6]	0.034	(0.034)
July 31, 2008	$1.00	0.028	0.000	[6]	0.028	(0.028)

Prime Cash Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

7 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.28% after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Asset Value, End of Period (000 omitted)

--	(0.014)	$1.00	1.38%	0.31%	[4]	2.92%	[4]	0.24%	[4]	$298,625
--	(0.041)	$1.00	4.19%	0.31%		4.17%		0.20%		$377,414
--	(0.050)	$1.00	5.14%	0.31%		5.04%		0.09%		$637,491
--	(0.035)	$1.00	3.54%	0.30%		3.45%		0.09%		$1,128,743

--	(0.008)	$1.00	0.82%	0.30%		0.82%		0.27%		$265,345
--	(0.017)	$1.00	1.71%	0.28%		1.94%		0.28%		$1,061,717
--	(0.029)	$1.00	2.90%	0.28%		2.83%		0.24%		$882,006
--	(0.034)	$1.00	3.46%	0.28%		3.41%		0.12%		$1,012,433
(0.000) [6]	(0.028)	$1.00	2.82%	0.28%	[7]	2.78%		0.12%		$1,156,792

--	(0.009)	$1.00	0.87%	0.30%		0.86%		0.26%		$634,504
--	(0.021)	$1.00	2.16%	0.28%		2.12%		0.26%		$709,195
--	(0.042)	$1.00	4.28%	0.26%		4.21%		0.24%		$987,698
--	(0.051)	$1.00	5.23%	0.28%		5.10%		0.11%		$982,594
--	(0.039)	$1.00	3.99%	0.28%		3.83%		0.11%		$1,495,405

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income	Net Asset Value, End of Period
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	(0.015)	$1.00
July 31, 2006	$1.00	0.042	(0.042)	$1.00
July 31, 2007 [5]	$1.00	0.051	(0.051)	$1.00
July 31, 2008	$1.00	0.039	(0.039)	$1.00

Prime Value Obligations Fund
July 31, 2004	$1.00	0.009	(0.009)	$1.00
July 31, 2005	$1.00	0.022	(0.022)	$1.00
July 31, 2006	$1.00	0.042	(0.042)	$1.00
July 31, 2007 [5]	$1.00	0.051	(0.051)	$1.00
July 31, 2008	$1.00	0.039	(0.039)	$1.00

Treasury Obligations Fund
July 31, 2004	$1.00	0.008	(0.008)	$1.00
July 31, 2005	$1.00	0.020	(0.020)	$1.00
July 31, 2006	$1.00	0.040	(0.040)	$1.00
July 31, 2007 [5]	$1.00	0.050	(0.050)	$1.00
July 31, 2008	$1.00	0.029	(0.029)	$1.00

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets
Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$817,205
4.28%	0.26%		4.18%		0.27%		$734,060
5.25%	0.27%		5.14%		0.15%		$1,180,189
3.95%	0.27%		3.97%		0.15%		$832,279

0.90%	0.29%		0.90%		0.27%		$883,749
2.20%	0.27%		2.19%		0.27%		$1,169,349
4.29%	0.27%		4.28%		0.22%		$1,427,494
5.25%	0.27%		5.14%		0.12%		$2,534,174
3.99%	0.27%		3.70%		0.12%		$4,799,985

0.76%	0.30%		0.75%		0.24%		$871,735
2.02%	0.30%		1.99%		0.24%		$622,744
4.09%	0.30%		4.07%		0.20%		$1,037,466
5.06%	0.30%		4.94%		0.09%		$1,138,133
2.99%	0.30%		2.73%		0.08%		$1,640,798

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,012.00	$1.50
Municipal Obligations Fund	$1,000	$1,011.20	$1.40
Prime Cash Obligations Fund	$1,000	$1,014.60	$1.40
Prime Management Obligations Fund	$1,000	$1,014.40	$1.35
Prime Value Obligations Fund	$1,000	$1,014.60	$1.35
Treasury Obligations Fund	$1,000	$1,009.30	$1.50
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.37	$1.51
Municipal Obligations Fund	$1,000	$1,023.47	$1.41
Prime Cash Obligations Fund	$1,000	$1,023.47	$1.41
Prime Management Obligations Fund	$1,000	$1,023.52	$1.36
Prime Value Obligations Fund	$1,000	$1,023.52	$1.36
Treasury Obligations Fund	$1,000	$1,023.37	$1.51

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.30%
Municipal Obligations Fund	0.28%
Prime Cash Obligations Fund	0.28%
Prime Management Obligations Fund	0.27%
Prime Value Obligations Fund	0.27%
Treasury Obligations Fund	0.30%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	55.7%
Repurchase Agreements	44.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.3%
8-30 Days	16.5%
31-90 Days	14.9%
91-180 Days	3.6%
181 Days or more	12.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--55.7%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.371%, 8/8/2008	$135,000,000
782,000,000	[2]	Federal Home Loan Bank System Discount Notes, 2.280% - 2.850%, 9/12/2008 - 7/13/2009	774,320,385
8,237,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.750%, 8/1/2008 - 10/30/2008	8,237,424,816
3,083,085,000		Federal Home Loan Bank System Notes, 2.250% - 5.125%, 8/8/2008 - 7/9/2009	3,084,685,392
693,189,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 2.400%, 9/17/2008 - 10/31/2008	690,556,766
1,037,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% - 2.639%, 8/8/2008 - 9/26/2008	1,037,046,745
236,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 3.625%, 9/15/2008 - 4/2/2009	236,097,200
1,597,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.770%, 9/10/2008 - 2/2/2009	1,583,694,044
1,054,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/4/2008 - 10/28/2008	1,054,141,821
78,000,000		Federal National Mortgage Association Notes, 6.375%, 6/15/2009	80,324,723
220,313,000	[1]	Housing and Urban Development Floating Rate Notes, 2.991%, 8/1/2008	220,313,000
		TOTAL GOVERNMENT AGENCIES	17,133,604,892
		REPURCHASE AGREEMENTS--44.2%
75,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $75,004,583 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2010 and the market value of those underlying securities was $76,505,417.	75,000,000
870,188,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	870,188,000
432,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 2.18%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $651,141,472 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $665,225,379.	432,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.18%, dated 7/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,938,611 on 8/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $511,331,142.	300,000,000
210,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $307,038,763.	210,000,000
100,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $100,006,111 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $102,006,234.	100,000,000
250,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	250,000,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2037 and the market value of those underlying securities was $309,019,742.	300,000,000
395,000,000	[3]	Interest in $790,000,000 joint repurchase agreement 2.18%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $791,530,844 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $812,036,917.	395,000,000
500,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,030,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $512,909,527.	500,000,000
283,000,000		Interest in $300,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Calyon Securities will repurchase securities provided as collateral for $300,018,417 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $309,018,969.	283,000,000
1,444,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	1,444,000,000
517,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	517,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $250,015,278 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $257,501,905.	$250,000,000
500,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,031,944 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $515,002,295.	500,000,000
714,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	714,000,000
204,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.228%, dated 2/13/2008 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $343,660,525 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $347,823,077.	204,000,000
497,514,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	497,514,000
1,050,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,122,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $2,040,005,410.	1,050,000,000
138,000,000		Interest in $188,000,000 joint repurchase agreement 1.94%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $188,010,131 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2031 and the market value of those underlying securities was $191,763,728.	138,000,000
1,964,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	1,964,000,000
300,000,000		Repurchase agreement 2.27%, dated 7/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $300,018,917 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $306,005,146.	300,000,000
590,754,000		Interest in $621,754,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $621,791,996 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $640,407,827.	590,754,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/30/2025 and the market value of those underlying securities was $306,004,269.	300,000,000
333,000,000		Interest in $350,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $350,021,389 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $357,817,608.	333,000,000
874,744,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	874,744,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 2.04%, dated 7/31/2008 under which UBS Securities LLC will repurchase security provided as collateral for $100,005,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity at 11/17/2017 and the market value of the underlying security was $102,004,547.	50,000,000
175,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,010,694 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $178,510,909.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	13,617,200,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	30,750,804,892
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	33,042,068
		TOTAL NET ASSETS--100%	$30,783,846,960

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type:	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.0%
Municipal Notes	14.3%
Commercial Paper	4.0%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.1%
8-30 Days	2.1%
31-90 Days	6.4%
91-180 Days	4.5%
181 Days or more	5.2%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3% [1,2]
		Alabama--1.2%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	4,190,000
5,655,000	[3,4]	Alabama HFA Single Family (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	5,655,000
5,080,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	5,080,000
10,000,000		Bridgeport, AL IDB, (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.600%, 8/7/2008	10,000,000
1,195,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 2.500%, 8/6/2008	1,195,000
15,000,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 2.470%, 8/6/2008	15,000,000
2,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 2.250%, 8/6/2008	2,000,000
39,000		Southeast Alabama Gas District (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 2.200%, 8/1/2008	39,000
6,000,000		Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	6,000,000
		TOTAL	61,499,000
		Alaska--0.3%
10,000,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.990%, 8/6/2008	10,000,000
8,795,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.640%, 8/7/2008	8,795,000
		TOTAL	18,795,000
		Arkansas--1.3%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 8/7/2008	5,630,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 2.350%, 8/6/2008	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.600%, 8/7/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	7,100,000
		TOTAL	71,930,000
		California--1.1%
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.360%, 8/7/2008	8,500,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.420%, 8/6/2008	825,000
515,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 2.420%, 8/6/2008	515,000
1,465,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 2.420%, 8/6/2008	1,465,000
3,730,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 2.420%, 8/6/2008	3,730,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 2.370%, 8/7/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.370%, 8/7/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.370%, 8/7/2008	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.370%, 8/7/2008	2,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.420%, 8/6/2008	3,440,000
2,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 2.650%, 8/7/2008	2,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.550%, 8/6/2008	$2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.360%, 8/7/2008	4,625,000
		TOTAL	58,740,000
		Colorado--1.1%
13,300,000		Collegeinvest, CO (Senior 2008 Series I-A), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 2.340%, 8/7/2008	13,300,000
48,000,000		Denver, CO City & County Department of Aviation, Airport System Revenue Bonds (Series 2008B), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 8/6/2008	48,000,000
		TOTAL	61,300,000
		Connecticut--0.1%
1,700,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 2.100%, 8/6/2008	1,700,000
4,600,000		Connecticut Development Authority (Series 1999), 1.80% CP (New England Power Co.), Mandatory Tender 9/10/2008	4,600,000
		TOTAL	6,300,000
		Delaware--2.6%
58,000,000		Delaware EDA (Series B), Daily VRDNs (Motiva Enterprises LLC), 2.350%, 8/1/2008	58,000,000
81,000,000		Delaware EDA (Series D), Daily VRDNs (Motiva Enterprises LLC), 2.250%, 8/1/2008	81,000,000
		TOTAL	139,000,000
		District of Columbia--1.7%
20,000,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	20,000,000
44,330,000		District of Columbia HFA, SFM Revenue Bonds Draw Down (Series 2005), 2.4206% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	44,330,000
3,500,000		District of Columbia (Series 2007), Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 2.270%, 8/7/2008	3,500,000
20,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	20,028,423
4,035,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 2.310%, 8/7/2008	4,035,000
		TOTAL	91,893,423
		Florida--2.7%
20,720,000		Broward County, FL School District, COP (Series 2004D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	20,720,000
14,000,000		Citizens Property Insurance Corp. FL (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,227,620
7,250,000	[3,4]	Escambia County, FL, HFA (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.550%, 8/6/2008	7,250,000
5,500,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 2.280%, 8/6/2008	5,500,000
630,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.500%, 8/7/2008	630,000
9,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.400%, 8/6/2008	9,000,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(GTD by BH Finance LLC)/(Svenska Handelsbanken, Stockholm LIQ), 2.290%, 8/7/2008	7,835,000
5,000,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.490%, 8/7/2008	5,000,000
5,000,000	[3,4]	Miami-Dade County, FL, Aviation Eagles (Series 2007-0073), Weekly VRDNs (Assured Guaranty Corp., Berkshire Hathaway Assurance Corp. INS) and Landesbank Hessen-Thueringen LIQs), 2.330%, 8/7/2008	5,000,000
65,700,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 2.200%, 8/1/2008	65,700,000
		TOTAL	140,862,620
		Georgia--4.8%
50,000,000		Atlanta, GA Water & Wastewater (Series 2001 B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.400%, 8/7/2008	50,000,000
18,030,000		Atlanta, GA Water & Wastewater (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.400%, 8/1/2008	18,030,000
28,800,000		Atlanta, GA, Urban Residential Finance Authority (Series 2004A), Weekly VRDNs (Commons R-2 LLC)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	28,800,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	3,000,000
5,400,000		Bulloch County, GA Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.540%, 8/7/2008	5,400,000
1,000,000		Cobb County, GA Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,000,000		Cobb County, GA Housing Authority (Series 2003), Weekly VRDNs (Woodchase Village Apartments)/(Regions Bank, Alabama LOC), 2.320%, 8/7/2008	$8,000,000
4,000,000		DeKalb County, GA MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	4,000,000
43,300,000		Floyd County, GA, Development Authority PCRB (First Series 2008), Daily VRDNs (Georgia Power Co.), 2.450%, 8/1/2008	43,300,000
1,950,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,950,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	16,000,000
18,000,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 2.250%, 8/7/2008	18,000,000
4,500,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	4,500,000
10,000,000		Gordon County, GA, Development Authority (Series 2007), Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	10,000,000
13,700,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.340%, 8/7/2008	13,700,000
20,710,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 2.290%, 8/7/2008	20,710,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.850%, 8/6/2008	10,750,000
		TOTAL	257,140,000
		Idaho--1.0%
9,465,000		Boise, ID, Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.500%, 8/6/2008	9,465,000
26,000,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	26,017,772
15,500,000		Idaho State, 3.00% TANs, 6/30/2009	15,677,816
		TOTAL	51,160,588
		Illinois--2.2%
2,920,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 2.610%, 8/7/2008	2,920,000
5,600,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 2.520%, 8/7/2008	5,600,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.820%, 8/7/2008	7,810,000
4,495,000	[3,4]	Chicago, IL SFM, RBC Floater Certificate (Series S-1), Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 2.370%, 8/7/2008	4,495,000
1,105,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 2.450%, 8/6/2008	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	10,500,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	465,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.430%, 8/6/2008	3,530,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.450%, 8/7/2008	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.390%, 8/7/2008	4,490,000
4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 2.400%, 8/7/2008	4,925,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.340%, 8/6/2008	2,860,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 2.440%, 8/7/2008	7,500,000
8,340,000		Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	8,340,000
8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 2.350%, 8/6/2008	8,500,000
41,710,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	41,710,000
		TOTAL	115,950,000
		Indiana--6.8%
16,900,000		Hamilton Southeastern, IN School Corp., 2.00% TANs, 12/31/2008	16,924,163
880,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	880,000
8,000,000		Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	8,000,000
10,000,000	[3,4]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,005,077
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$6,180,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 2.520%, 8/7/2008	$6,180,000
75,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-1), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.730%, 8/6/2008	75,000,000
12,500,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-2), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.700%, 8/6/2008	12,500,000
25,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-3), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.550%, 8/6/2008	25,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.600%, 8/6/2008	9,750,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-5), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.700%, 8/6/2008	20,000,000
25,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-7), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/6/2008	25,000,000
39,350,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, EDFA Municipal Trust (Series 2008-45), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	39,350,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 8/7/2008	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.100%, 8/7/2008	3,400,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	6,500,000
1,190,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.250%, 8/7/2008	1,190,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,023,506
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 2.320%, 8/7/2008	6,000,000
6,300,000		Northwest Allen County, IN Schools, 3.00% TANs, 12/31/2008	6,310,303
8,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	8,000,000
9,200,000		Whiting, IN, Environmental Facilities Revenue (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	9,200,000
10,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	10,000,000
8,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	8,000,000
22,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	22,700,000
1,800,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	1,800,000
		TOTAL	358,883,049
		Iowa--0.7%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland, Utrecht LOC), 2.440%, 8/7/2008	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland, Utrecht LOC), 2.440%, 8/7/2008	6,000,000
22,725,000		Iowa Finance Authority (Subseries 2005A-2), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.450%, 8/6/2008	22,725,000
5,350,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	5,352,711
		TOTAL	39,377,711
		Kansas--0.7%
8,956,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	8,956,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	6,000,000
9,285,000		Kansas Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 2.500%, 8/7/2008	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 2.440%, 8/7/2008	10,000,000
3,666,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.390%, 8/7/2008	3,666,500
		TOTAL	37,907,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--1.6%
$8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	$8,500,000
9,500,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.500%, 8/7/2008	9,500,000
2,405,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.350%, 8/7/2008	2,405,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	5,500,000
390,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.230%, 8/7/2008	390,000
1,822,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Unlimited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	1,822,000
41,700,000		Kentucky Higher Education Student Loan Corp., (Senior Series 2008A-2), Weekly VRDNs (Bank of America N.A. and State Street Bank and Trust Co. LOCs), 2.400%, 8/6/2008	41,700,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	5,740,000
1,510,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.540%, 8/7/2008	1,510,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	8,000,000
		TOTAL	85,067,000
		Louisiana--2.7%
22,000,000		Calcasieu Parish, LA, IDB (Series 1996), Daily VRDNs (CITGO Petroleum Corp.)/(Natixis LOC), 2.300%, 8/1/2008	22,000,000
3,667,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	3,667,000
10,635,000	[3,4]	East Baton Rouge, LA, Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.350%, 8/6/2008	10,635,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.390%, 8/7/2008	5,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 2.290%, 8/7/2008	4,680,000
12,295,000	[3,4]	Louisiana HFA, Floater Certificates (Series 2006-2142), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.390%, 8/7/2008	12,295,000
30,550,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	30,550,000
21,100,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	21,100,000
7,500,000		Port of New Orleans, LA Board of Commissioners (Series 2002), Weekly VRDNs (New Orleans Cold Storage)/(Whitney National Bank LOC), 2.550%, 8/7/2008	7,500,000
		TOTAL	142,427,000
		Maine--0.3%
15,400,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	15,400,000
		Maryland--0.4%
3,130,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.380%, 8/6/2008	3,130,000
5,000,000		Maryland Community Development Administration - Residential Revenue (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
5,850,000		Maryland IDFA (Series 1999), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	5,850,000
7,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (GTD by BH Finance LLC)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.290%, 8/7/2008	7,730,000
		TOTAL	21,710,000
		Massachusetts--0.9%
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/7/2008	10,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/7/2008	4,500,000
10,000,000		Massachusetts School Building Authority (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	10,000,000
13,705,000		Massachusetts State Development Finance Agency (Series 2005A), Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 8/6/2008	13,705,000
10,000,000		Revere, MA, 3.40% BANs, 8/25/2008	10,002,569
		TOTAL	48,207,569
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--2.8%
$5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	$5,002,227
15,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	15,006,569
61,300,000		Michigan State (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,404,920
65,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	65,000,000
		TOTAL	146,413,716
		Minnesota--1.0%
2,200,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	2,200,000
6,440,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	6,440,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	450,000
5,000,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/7/2008	5,000,000
3,075,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	3,075,000
16,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	16,000,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	11,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	4,820,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	4,000,000
		TOTAL	55,235,000
		Mississippi--1.0%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	12,000,000
1,650,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	1,650,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	3,010,000
2,725,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	2,725,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	9,800,000
7,400,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.290%, 8/7/2008	7,400,000
5,885,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	5,885,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	9,790,000
		TOTAL	54,680,000
		Missouri--3.4%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	10,000,000
24,633,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	24,633,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 8/7/2008	4,000,000
55,000,000	[3,4]	Missouri Higher Education Loan Authority, DFA Municipal Trust Certificates (Series 2008-40), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	55,000,000
23,000,000		Missouri State HEFA (Subseries 2005A-2), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	23,000,000
4,485,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.490%, 8/7/2008	4,485,000
27,031,800		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.216% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	27,031,800
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	26,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.690%, 8/7/2008	$855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 8/7/2008	3,480,000
		TOTAL	178,484,800
		Montana--0.9%
37,700,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	37,700,000
4,355,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	4,355,000
4,400,000	[3,4]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.380%, 8/6/2008	4,400,000
2,075,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.420%, 8/7/2008	2,075,000
		TOTAL	48,530,000
		Multi State--2.9%
72,319,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	72,319,000
13,054,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	13,054,000
27,990,606	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	27,990,606
14,045,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	14,045,000
24,965,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 2.390%, 8/7/2008	24,965,000
495,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	495,000
		TOTAL	152,868,606
		Nebraska--0.6%
2,650,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	2,650,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	600,000
12,500,000		Nebraska Investment Finance Authority (2008 Series B), Weekly VRDNs (FHLB of Topeka LIQ), 2.350%, 8/6/2008	12,500,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(GNMA COL)/(Wachovia Bank N.A. LIQ), 2.530%, 8/7/2008	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	5,700,000
		TOTAL	34,170,000
		Nevada--4.5%
66,000,000		Clark County, NV Airport System (Series 2008F), 3.00% BANs, 7/1/2009	66,624,381
80,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	80,000,000
7,140,000		Clark County, NV (Series 1997A), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,535,000
32,605,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.280%, 8/6/2008	32,605,000
20,000,000		Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic Services, Inc.), 2.650%, 8/7/2008	20,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.650%, 8/7/2008	10,000,000
16,500,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 2.350%, 8/7/2008	16,500,000
		TOTAL	240,404,381
		New Hampshire--0.6%
995,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 2.410%, 8/6/2008	995,000
30,000,000		New Hampshire Business Finance Authority, PCRB (1990 Series A), 1.80% CP (New England Power Co.), Mandatory Tender 9/10/2008	30,000,000
		TOTAL	30,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--0.7%
$6,587,730		Beachwood, NJ, 4.00% BANs, 8/29/2008	$6,588,746
6,700,000		Bernards Township, NJ, 3.60% BANs, 10/31/2008	6,702,730
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,925,394
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,108,533
		TOTAL	36,325,403
		New Mexico--1.7%
1,180,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	1,180,000
3,930,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	3,930,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.600%, 8/6/2008	2,400,000
25,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-1), Weekly VRDNs (Bank of America N.A. LOC), 2.400%, 8/6/2008	25,000,000
25,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 2.300%, 8/6/2008	25,000,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 2.300%, 8/6/2008	10,000,000
21,798,343		New Mexico Mortgage Finance Authority (Draw Down Issue 2008), 2.46% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	21,798,343
2,080,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL) (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,080,000
		TOTAL	91,388,343
		New York--8.1%
17,845,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	17,845,000
224,915,000		Metropolitan Transportation Authority, NY (Series 2008A), Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.670%, 8/7/2008	224,915,000
7,820,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	7,820,000
4,600,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.390%, 8/7/2008	4,600,000
25,000,000		New York City, NY Municipal Water Finance Authority (Series 6), 1.70% CP, Mandatory Tender 8/6/2008	25,000,000
23,300,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2B), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	23,300,000
22,000,000		New York State HFA (Series 2002A: 271 West 47th Street), Weekly VRDNs (Biltmore Tower LLC)/(FNMA LOC), 2.200%, 8/6/2008	22,000,000
4,925,000		Rockland County, NY, IDA (Series 2005A), Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 2.440%, 8/7/2008	4,925,000
15,000,000		Suffolk County, NY (Series 2007-II), 3.60% TANs, 9/11/2008	15,004,904
87,155,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.670%, 8/6/2008	87,155,000
		TOTAL	432,564,904
		North Carolina--3.9%
3,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	3,000,000
7,700,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	7,700,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	10,000,000
10,030,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	10,030,000
85,000,000		Raleigh & Durham, NC, Airport Authority (Series 2008A), Weekly VRDNs (Bank of America N.A. LIQ), 2.400%, 8/7/2008	85,000,000
61,750,000		Raleigh & Durham, NC, Airport Authority (Series 2008B), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.200%, 8/7/2008	61,750,000
30,855,000		Sampson County, NC Industrial Facilities and PCFA (Series 2001), Weekly VRDNs (Sampson County Disposal, Inc.)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	30,855,000
		TOTAL	208,335,000
		North Dakota--0.2%
11,745,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	11,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--3.0%
$10,000,000		Cleveland, OH Airport System (Series A), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	$10,000,000
6,000,000		Cleveland, OH Airport System (Series C), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	6,000,000
12,625,000		Cleveland, OH Airport System (Series E), Weekly VRDNs (KBC Bank N.V. LOC), 2.220%, 8/7/2008	12,625,000
65,045,000		Cleveland, OH Waterworks (Series 2004-M), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.510%, 8/7/2008	65,045,000
10,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,003,340
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.410%, 8/7/2008	6,250,000
13,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	13,007,836
24,000,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.34% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	24,000,000
10,050,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 8/7/2008	10,050,000
3,060,000		Stark County, OH IDRB Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	3,060,000
		TOTAL	160,041,176
		Oklahoma--2.0%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 2.350%, 8/6/2008	5,200,000
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.700%, 8/7/2008	5,650,000
15,446,089	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	15,446,089
9,000,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.220%, 8/6/2008	9,000,000
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 2.220%, 8/6/2008	2,500,000
19,200,000		Oklahoma Development Finance Authority (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.220%, 8/6/2008	19,200,000
13,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	13,000,000
15,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	15,000,000
20,215,000		Tulsa, OK Airport Improvement Trust (Series 2007C: Tulsa International Airport), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	20,215,000
		TOTAL	105,211,089
		Oregon--1.7%
1,000,000		Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	1,000,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,349,650
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.300%, 8/7/2008	12,665,000
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ), 2.200%, 8/1/2008	1,900,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	10,000,000
9,900,000		Port of Portland, OR Airport, (Subseries 18A), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 2.350%, 8/6/2008	9,900,000
12,000,000		Port of Portland, OR Airport, (Subseries 18B), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 2.400%, 8/6/2008	12,000,000
		TOTAL	87,814,650
		Pennsylvania--0.9%
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 2.575%, 8/6/2008	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 2.320%, 8/6/2008	2,500,000
25,200,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.650%, 8/7/2008	25,200,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,004,351
275,000		Philadelphia, PA Gas Works (Sixth Series 1998 General Ordinance), Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 2.550%, 8/7/2008	275,000
		TOTAL	47,979,351
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.2%
$3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.440%, 8/7/2008	$3,220,000
7,530,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 2.250%, 8/1/2008	7,530,000
		TOTAL	10,750,000
		South Carolina--2.7%
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	24,800,000
11,000,000		Piedmont Municipal Power Agency, SC (Series 2008C), Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.200%, 8/7/2008	11,000,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	15,000,000
53,225,000		South Carolina Jobs-EDA (Series 2008A), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	53,225,000
5,745,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 2.270%, 8/7/2008	5,745,000
14,600,000		South Carolina State Housing Finance & Development Authority (Series 2007B), 3.87% BANs, 9/2/2008	14,600,000
2,010,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.470%, 8/7/2008	2,010,000
		TOTAL	141,980,000
		South Dakota--0.9%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.400%, 8/7/2008	4,000,000
6,745,000	[3,4]	South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 12/11/2008	6,745,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,004,341
		TOTAL	46,599,341
		Tennessee--1.2%
1,100,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	1,100,000
1,200,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	1,200,000
1,100,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue (Series 1998), Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	1,100,000
14,000,000		Memphis-Shelby County, TN Industrial Board (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 2.250%, 8/6/2008	14,000,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.420%, 8/7/2008	12,300,000
14,500,000		Sevier County, TN Public Building Authority (Series IV-C-1), Daily VRDNs (Blount County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	14,500,000
10,000,000		Sevier County, TN Public Building Authority (Series IV-C-2), Daily VRDNs (Bradley County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	10,000,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.450%, 8/6/2008	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 8/7/2008	7,000,000
		TOTAL	62,045,000
		Texas--10.1%
44,630,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 8/6/2008	44,630,000
25,000,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2000), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 2.230%, 8/7/2008	25,000,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 8/6/2008	4,720,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,950,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.290%, 8/7/2008	9,400,000
10,415,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,415,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$7,000,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 2.300%, 8/1/2008	$7,000,000
16,100,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	16,100,000
9,580,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	9,580,000
17,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	17,000,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 2.250%, 8/1/2008	22,700,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	70,000
16,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Amoco Chemical Co.)/(GTD by BP PLC), 2.250%, 8/1/2008	16,300,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 2.650%, 8/7/2008	7,000,000
12,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	12,000,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	6,300,000
12,500,000		Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	12,500,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	10,700,000
16,900,000		Harris County, TX HFDC (Series 2005 A-2), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	16,900,000
10,000,000		Harris County, TX HFDC (Series 2005 A-3), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	10,000,000
10,500,000		Harris County, TX HFDC (Series 2006C), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	10,500,000
20,600,000		Harris County, TX HFDC (Series 2008A), Weekly VRDNs (Memorial Hermann Healthcare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.580%, 8/6/2008	20,600,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	7,000,000
14,000,000		Houston, TX Housing Finance Corp., (Series 2007), Weekly VRDNs (Regency Park Apartments)/(FNMA LOC), 2.280%, 8/6/2008	14,000,000
5,000,000		Houston, TX (Series G), 1.68% CP, Mandatory Tender 9/24/2008	5,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	15,000,000
9,815,000	[3,4]	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	9,815,000
33,000,000		Port of Corpus Christi, TX, IDC (Series 2008), Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 2.300%, 8/1/2008	33,000,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	2,140,000
28,175,000	[3,4]	San Antonio, TX Convention Center Hotel Finance Corp., Floater Certificates (Series 2006-2045), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.410%, 8/7/2008	28,175,000
12,925,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008 AU), 2.40% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/17/2008	12,927,430
9,850,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.310%, 8/7/2008	9,850,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	10,000,000
2,100,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.550%, 8/6/2008	2,100,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2007), Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.340%, 8/7/2008	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.340%, 8/7/2008	13,400,000
36,400,000		Texas State (Series 2007), 4.50% TRANs, 8/28/2008	36,420,444
20,065,000	[3,4]	Texas State, Wells Fargo Stage Trust (Series 2008-34C), Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.330%, 8/7/2008	20,065,000
		TOTAL	536,157,874
		Utah--0.9%
45,000,000	[3,4]	Utah State Board of Regents, DFA Municipal Trust (Series 2008-20), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	45,000,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 2.390%, 8/7/2008	4,000,000
		TOTAL	49,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Vermont--0.4%
$3,465,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.630%, 8/6/2008	$3,465,000
670,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	670,000
16,050,000		Vermont State Student Assistance Corp., (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 2.480%, 8/7/2008	16,050,000
		TOTAL	20,185,000
		Virginia--3.1%
15,000,000		Capital Beltway Funding Corporation, VA (Series C), Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 2.170%, 8/7/2008	15,000,000
20,040,000		Chesterfield County, VA, EDA (Series 2008C-1), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	20,040,000
35,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.91% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2008	35,300,000
14,500,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 2.130%, 8/6/2008	14,500,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	19,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.300%, 8/7/2008	5,000,000
5,215,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.300%, 8/7/2008	5,215,000
14,850,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 12060), Weekly VRDNs (Citigroup, Inc. LIQ), 2.580%, 8/7/2008	14,850,000
23,570,000		Roanoke, VA, IDA (Series 2005-C-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.250%, 8/1/2008	23,570,000
10,000,000		Virginia Small Business Financing Authority (Series 2007), Weekly VRDNs (BleachTech LLC)/(National City Bank LOC), 3.100%, 8/7/2008	10,000,000
		TOTAL	162,475,000
		Washington--2.0%
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.650%, 8/7/2008	9,000,000
7,100,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 2.250%, 8/1/2008	7,100,000
3,835,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.320%, 8/7/2008	3,835,000
11,995,000	[3,4]	Port of Seattle, WA, MuniTOPS (Series 2007-39), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	11,995,000
7,490,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	7,490,000
12,330,000	[3,4]	Port of Seattle, WA, ROCs (Series 12102), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.490%, 8/7/2008	12,330,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.410%, 8/7/2008	11,500,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	1,000,000
4,535,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.450%, 8/6/2008	4,535,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 2.450%, 8/6/2008	4,720,000
5,840,000		Washington State EDFA, (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 2.450%, 8/6/2008	5,840,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.390%, 8/7/2008	10,000,000
2,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.370%, 8/7/2008	2,500,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 2.410%, 8/7/2008	5,350,000
		TOTAL	104,570,000
		West Virginia--1.4%
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.80% CP (Virginia Electric & Power Co.), Mandatory Tender 9/10/2008	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 2.340%, 8/7/2008	3,760,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 1.71% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 9/12/2008	23,000,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 1.72% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 9/12/2008	39,100,000
		TOTAL	74,860,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--3.3%
$9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.490%, 8/7/2008	$9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.490%, 8/7/2008	4,000,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission (Series 2007A), Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	20,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 2.450%, 8/6/2008	800,000
1,365,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 8/7/2008	1,365,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 2.520%, 8/7/2008	5,500,000
2,300,000		Milwaukee, WI (Series 1997), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	2,300,000
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 8/7/2008	8,000,000
5,355,000	[3,4]	Wisconsin Housing & EDA, (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	5,355,000
30,385,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	30,385,000
15,890,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 2.350%, 8/6/2008	15,890,000
15,770,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	15,770,000
23,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	23,000,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	8,520,000
23,500,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	23,500,000
		TOTAL	173,885,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [5]	5,329,244,094
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [6]	(15,392,894)
		TOTAL NET ASSETS--100%	$5,313,851,200

Securities that are subject to the federal alternative minimum tax (AMT) represent 75.2% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $893,012,078, which represented 16.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $893,012,078, which represented 16.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	54.4%
Variable Rate Demand Instruments	21.9%
Bank Instruments	14.9%
Repurchase Agreement	8.7%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.7%	[4]
8-30 Days	15.6%
31-90 Days	32.7%
91-180 Days	12.5%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.6%
		Finance - Automotive--2.3%
$18,129,036	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2008	$18,128,500
18,010,677	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	18,010,677
14,654,520	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	14,654,520
6,524,977	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	6,524,977
7,037,413		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	7,037,413
42,458,946		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	42,458,946
108,148,764	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	108,148,764
39,383,871	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	39,383,871
7,453,758		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	7,453,758
34,639,130		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	34,639,130
231,961		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	231,961
7,123,676		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	7,123,676
17,000,000		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	17,000,000
		TOTAL	320,796,193
		Finance - Equipment--0.3%
36,549,444		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	36,549,444
9,163,794		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	9,163,793
1,877,269	[1,2]	Marlin Leasing Receivables XI LLC Series 2007-1, Class A1, 5.214%, 10/15/2008	1,877,269
		TOTAL	47,590,506
		TOTAL ASSET-BACKED SECURITIES	368,386,699
		CERTIFICATES OF DEPOSIT--14.9%
		Banking--14.9%
125,000,000		Banco Santander, S.A., 2.880% - 3.100%, 11/18/2008 - 1/9/2009	124,996,757
139,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	139,000,000
25,000,000		Bank of Scotland, Edinburgh, 3.050%, 10/23/2008	25,000,000
295,600,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	295,600,000
25,000,000		Comerica Bank, 2.780%, 11/17/2008	25,000,000
140,000,000		Compass Bank, Birmingham, 2.760% - 2.850%, 10/3/2008 - 11/14/2008	140,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
490,000,000		DePfa Bank PLC, 2.830% - 3.150%, 10/24/2008 - 1/9/2009	490,000,000
100,000,000		Fifth Third Bank, Cincinnati, 2.820%, 11/25/2008	100,000,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 2.700%, 9/9/2008	100,000,000
100,000,000		National City Bank, 2.780%, 9/11/2008	100,000,000
205,000,000		Natixis, 2.950% - 3.190%, 8/1/2008 - 10/20/2008	205,001,106
75,000,000		UBS AG, 3.780%, 10/15/2008	75,000,000
185,000,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	185,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,104,597,863
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--18.9%
		Banking--17.5%
$280,000,000		BNP Paribas Securities Corp., 2.437%, 8/1/2008	$280,000,000
325,000,000		Barclays Capital, Inc., 2.437% - 3.000%, 8/1/2008 - 10/14/2008	325,000,000
554,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	554,000,000
175,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	175,000,000
225,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	225,000,000
255,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	255,000,000
200,000,000		Natixis Financial Products Inc., 2.437% - 2.562%, 8/1/2008	200,000,000
125,000,000		RBC Capital Markets Corp., 2.387%, 8/1/2008	125,000,000
100,000,000		UBS Securities LLC, 3.050%, 10/22/2008	100,000,000
225,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	225,000,000
		TOTAL	2,464,000,000
		Brokerage--1.4%
175,000,000		Goldman Sachs & Co., 2.437%, 8/1/2008	175,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	25,000,000
		TOTAL	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,664,000,000
		COMMERCIAL PAPER--32.0% [3]
		Banking--4.1%
140,000,000		Citigroup Funding, Inc., 2.880% - 2.930%, 10/10/2008 - 10/20/2008	139,170,444
25,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950%, 9/10/2008	24,918,056
50,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.650%, 9/12/2008	49,845,417
110,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 2.990%, 8/22/2008 - 10/2/2008	109,707,040
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	49,564,250
200,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800% - 2.955%, 8/14/2008 - 10/20/2008	199,271,070
		TOTAL	572,476,277
		Finance - Automotive--5.2%
54,377,000		DRAC LLC, A1/P1 Series, 2.900% - 2.980%, 8/11/2008 - 9/8/2008	54,255,213
677,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.800% - 3.320%, 8/11/2008 - 1/23/2009	673,237,249
		TOTAL	727,492,462
		Finance - Commercial--3.4%
100,000,000	[1,2]	Edison Asset Securitization LLC, 2.890%, 9/25/2008	99,558,472
280,132,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.800%, 8/14/2008 - 10/10/2008	279,337,796
100,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	99,569,375
		TOTAL	478,465,643
		Finance - Retail--18.8%
285,000,000	[1,2]	Alpine Securitization Corp., 2.550% - 2.670%, 8/5/2008 - 9/4/2008	284,564,422
236,200,000	[1,2]	Amsterdam Funding Corp., 2.600% - 2.780%, 8/11/2008 - 10/24/2008	235,432,801
416,931,000	[1,2]	Barton Capital LLC, 2.600% - 3.000%, 8/4/2008 - 11/4/2008	415,962,549
303,382,000	[1,2]	Chariot Funding LLC, 2.450% - 2.600%, 8/13/2008 - 9/4/2008	302,929,904
220,620,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 9/5/2008 - 9/19/2008	219,940,361
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--continued
$573,000,000	[1,2]	Sheffield Receivables Corp., 2.570% - 2.770%, 8/19/2008 - 10/16/2008	$570,502,067
160,000,000	[1,2]	Tulip Funding Corp., 2.630% - 2.770%, 8/6/2008 - 10/15/2008	159,560,611
459,560,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.875%, 8/4/2008 - 10/22/2008	457,782,013
		TOTAL	2,646,674,728
		Pharmaceuticals and Health Care--0.5%
80,000,000	[1,2]	AstraZeneca PLC, 2.680% - 2.920%, 8/26/2008 - 1/13/2009	79,683,944
		TOTAL COMMERCIAL PAPER	4,504,793,054
		CORPORATE BONDS--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,457,650
		CORPORATE NOTES--0.7%
		Banking--0.4%
60,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	60,537,935
		Finance - Securities--0.3%
40,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	40,000,000
		TOTAL CORPORATE NOTES	100,537,935
		NOTES - VARIABLE--21.9% [4]
		Banking--14.2%
3,280,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/6/2008	3,280,000
3,590,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	3,590,000
4,210,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	4,210,000
2,234,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,234,000
4,220,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,220,000
920,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	920,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 2.560%, 8/7/2008	2,000,000
1,865,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 2.70%, 8/7/2008	1,865,000
7,065,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.100%, 8/7/2008	7,065,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	85,000,000
3,592,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,592,000
79,070,000		Bank of Montreal, 2.796% - 3.190%, 9/12/2008 - 10/10/2008	78,978,360
70,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	70,000,000
56,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	56,000,000
184,900,000		Bank of Scotland, Edinburgh, 2.541% - 2.798%, 8/1/2008 - 8/14/2008	184,900,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.460%, 8/7/2008	7,690,000
470,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	470,000
1,620,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,620,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	865,000
4,615,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 2.510%, 8/7/2008	4,615,000
5,400,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 2.610%, 8/7/2008	5,400,000
545,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	545,000
26,585,000		COG Leasing Co. LLP, Series 2007, (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	26,585,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	23,000,000
5,215,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.760%, 8/1/2008	5,215,000
2,135,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,135,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$8,445,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	$8,445,000
19,849,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 2.660% - 3.960%, 8/7/2008	19,849,000
9,565,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	9,565,000
1,069,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	1,069,000
2,262,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	2,262,000
8,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	8,100,000
3,100,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,100,000
2,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	2,900,000
5,440,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,440,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.988%, 10/3/2008	70,000,000
13,975,000		Cook County, IL, Series 2002 A, 2.614%, 8/6/2008	13,975,000
4,095,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 2.810%, 8/7/2008	4,095,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 2.490%, 8/7/2008	27,120,000
12,380,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	12,380,000
4,380,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 2.510%, 8/7/2008	4,380,000
5,180,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 2.530%, 8/7/2008	5,180,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 2.710%, 8/7/2008	15,500,000
2,855,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	2,855,000
7,675,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,675,000
1,305,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	1,305,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	855,000
2,585,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,585,000
5,700,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,700,000
265,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	265,000
1,625,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,625,000
5,360,000		Freeport, IL, (U.S. Bank, N.A. LOC), 2.801%, 8/7/2008	5,360,000
1,810,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	1,810,000
1,260,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	1,260,000
3,000,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 2.650%, 8/6/2008	3,000,000
3,535,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,535,000
1,230,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	1,230,000
1,625,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	1,625,000
22,965,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	22,965,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.300%, 8/1/2008	8,055,000
7,080,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,080,000
7,565,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	7,565,000
4,130,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,130,000
4,630,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,630,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,085,000
5,125,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	5,125,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	15,000,000
32,500,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	32,500,000
5,140,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,140,000
3,710,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 2.514%, 8/7/2008	3,710,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 2.600%, 8/7/2008	$830,000
6,400,000		LCT Holdings LLC, Series 2008, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,400,000
2,455,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,455,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	5,000,000
1,995,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.260%, 8/1/2008	1,995,000
1,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	1,610,000
5,220,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,220,000
7,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	7,300,000
655,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.150%, 8/7/2008	655,000
2,700,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	2,700,000
760,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	760,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 2.500%, 8/7/2008	10,000,000
9,365,000		Mississippi Business Finance Corp., East Group Properties, LP Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,365,000
16,005,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project Series 2205, (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	16,005,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,130,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 2.500%, 8/7/2008	2,725,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	100,000,000
75,000,000		National City Bank, 2.408% - 2.428%, 8/1/2008	75,000,000
13,565,000		National Coney Island Financial LLC, Series 2005-A, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	13,565,000
50,000,000		Natixis, 2.991%, 10/1/2008	50,003,480
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	2,565,000
2,645,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	2,645,000
13,700,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 2.560%, 8/5/2008	13,700,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	9,960,000
1,185,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.000%, 8/7/2008	1,185,000
3,595,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,595,000
1,600,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,600,000
6,045,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 2.560%, 8/7/2008	6,045,000
6,830,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	6,830,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.00%, 8/7/2008	3,075,000
8,500,000		Robinette Co., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,500,000
55,000,000		Royal Bank of Canada, Montreal, 2.519%, 8/11/2008	55,000,000
115,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	115,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	40,000,000
13,300,000		Russell Lands, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	13,300,000
2,400,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	2,400,000
275,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	275,000
3,180,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 2.710%, 8/7/2008	3,180,000
3,520,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,520,000
8,800,000		St. James United Methodist Church of Montgomery, AL, Series 2007, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,800,000
6,300,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 2.510%, 8/7/2008	6,300,000
150,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446% - 3.150%, 8/13/2008 - 10/27/2008	150,000,000
40,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	40,000,000
2,010,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,010,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,860,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	$1,860,000
1,540,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,540,000
50,000,000		Union Hamilton Special Purpose Funding LLC, Series 2008-1, Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	50,000,000
45,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2008-2, (Wachovia Corp. LOC), 3.276%, 9/15/2008	45,000,000
2,325,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	2,325,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,595,000
640,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 3.000%, 8/7/2008	640,000
540,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 2.550%, 8/7/2008	540,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,055,000
4,725,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,725,000
13,600,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	13,600,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	108,000,000
750,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	750,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.150%, 8/7/2008	2,485,000
		TOTAL	2,009,342,840
		Brokerage--3.4%
35,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	40,000,074
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	81,000,000
78,000,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/22/2008	78,000,000
247,000,000		Morgan Stanley, 2.550% - 2.611%, 8/4/2008 - 8/27/2008	247,000,046
		TOTAL	481,000,120
		Electronics--0.9%
125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	125,000,000
		Finance - Commercial--0.6%
4,050,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	4,050,000
59,500,000		General Electric Capital Corp., 2.481%, 8/11/2008	59,500,000
15,000,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	15,000,000
		TOTAL	78,550,000
		Finance - Securities--0.4%
53,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008)	52,999,518
		Government Agency--0.1%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 2.550%, 8/7/2008	19,000,000
		Insurance--2.0%
25,000,000		Hartford Life Insurance Co., 2.852% - 3.173%, 8/1/2008 - 9/2/2008	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	45,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 2.799% - 3.121%, 8/19/2008 - 9/28/2008	45,000,000
45,000,000		Metropolitan Life Insurance Co., 3.171% - 3.253%, 8/1/2008 - 10/1/2008	45,000,000
35,000,000		Monumental Life Insurance Co., 2.850% - 2.982%, 8/1/2008 - 9/2/2008	35,000,000
25,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	25,000,000
32,000,000	[1,2]	Pacific Life Global Funding, 2.530% - 2.984%, 8/4/2008 - 8/11/2008	32,000,021
25,000,000		Transamerica Occidental Life Insurance Co., 3.091%, 8/1/2008	25,000,000
		TOTAL	277,000,021
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.3%
$40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	$40,000,000
		TOTAL NOTES - VARIABLE	3,082,892,499
		REPURCHASE AGREEMENTS--8.7%
		Banking--8.7%
750,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	750,000,000
250,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	250,000,000
227,538,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	227,538,000
		TOTAL REPURCHASE AGREEMENTS	1,227,538,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	14,075,203,700
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	17,412,867
		TOTAL NET ASSETS--100%	$14,092,616,567

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $4,534,023,019, which represented 32.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $4,434,883,842, which represented 31.5% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	41.0%
Commercial Paper and Notes	39.8%
Bank Instruments	13.4%
Repurchase Agreements	5.6%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.4%	[4]
8-30 Days	30.4%
31-90 Days	24.7%
91-180 Days	9.9%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 18.1% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.3%
		Finance - Automotive--2.8%
$6,003,559	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	$6,003,559
10,202,007	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	10,202,007
5,636,354	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	5,636,354
1,957,493	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	1,957,493
8,444,895		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	8,444,895
1,504,687	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	1,504,687
31,520,041	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	31,520,041
10,502,366	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	10,502,366
10,000,000		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	10,000,000
5,817,325		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	5,817,325
		TOTAL	91,588,727
		Finance - Equipment--0.5%
8,863,672	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	8,863,672
7,459,070		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	7,459,070
		TOTAL	16,322,742
		TOTAL ASSET-BACKED SECURITIES	107,911,469
		CERTIFICATES OF DEPOSIT--13.4%
		Banking--13.4%
20,000,000		Banco Santander, SA, 3.100%, 1/9/2009	20,000,000
50,000,000		Bank of Montreal, 3.600%, 7/24/2009	50,000,000
35,000,000		Barclays Bank PLC, 2.960% - 3.060%, 11/21/2008 - 2/23/2009	35,000,000
50,000,000		Calyon, Paris, 3.130%, 1/12/2009	50,000,000
30,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	30,000,000
25,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	25,000,000
50,000,000		Marshall & Ilsley Bank, Milwaukee, 2.700%, 9/9/2008	50,000,000
30,000,000		National City Bank, 2.780%, 9/11/2008	30,000,000
20,000,000		Natixis, 3.000%, 8/1/2008	20,000,000
30,000,000		UBS AG, 3.780%, 10/15/2008	30,000,000
40,000,000		Wachovia Bank NA, 3.150%, 1/7/2009	40,000,000
60,000,000		Wilmington Trust Co., 2.700% - 2.880%, 8/22/2008 - 10/14/2008	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	440,000,000
		COLLATERALIZED LOAN AGREEMENTS--11.0%
		Banking--5.3%
110,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	110,000,000
65,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	65,000,000
		TOTAL	175,000,000
		Brokerage--5.7%
100,000,000		Lehman Brothers, Inc., 2.587%, 8/1/2008	100,000,000
50,000,000		Merrill Lynch & Co., Inc., 2.538%, 8/1/2008	50,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	25,000,000
13,000,000		Morgan Stanley & Co., Inc., 2.487%, 8/1/2008	13,000,000
		TOTAL	188,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	363,000,000
Principal Amount			Value
		COMMERCIAL PAPER--24.9% [3]
		Banking--3.5%
$50,000,000		Citigroup Funding, Inc., 2.930%, 10/20/2008	$49,674,444
25,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	24,956,396
40,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	39,976,978
		TOTAL	114,607,818
		Finance - Automotive--3.8%
20,000,000		DRAC LLC, A1+/P1 Series, 3.000%, 8/5/2008	19,993,333
105,600,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.900% - 3.320%, 8/13/2008 - 1/16/2009	104,732,054
		TOTAL	124,725,387
		Finance - Commercial--2.2%
49,820,000	[1,2]	Fairway Finance Co. LLC, 2.650% - 2.680%, 8/12/2008 - 8/14/2008	49,775,708
21,000,000	[1,2]	Versailles Commercial Paper LLC, 2.950%, 8/21/2008	20,965,583
		TOTAL	70,741,291
		Finance - Retail--14.8%
15,000,000	[1,2]	Alpine Securitization Corp., 2.800%, 10/2/2008	14,927,667
75,000,000	[1,2]	Barton Capital LLC, 2.610% - 2.650%, 8/8/2008	74,961,549
40,000,000	[1,2]	Enterprise Funding Co. LLC, 2.630%, 8/20/2008	39,944,478
25,000,000	[1,2]	Falcon Asset Securitization Company LLC, 2.770%, 9/19/2008	24,905,743
100,000,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 8/14/2008 - 9/5/2008	99,826,667
75,000,000	[1,2]	Sheffield Receivables Corp., 2.520% - 2.760%, 8/14/2008 - 10/14/2008	74,812,667
156,884,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.810%, 8/11/2008 - 10/14/2008	156,354,563
		TOTAL	485,733,334
		Pharmaceuticals and Health Care--0.6%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,959,444
		TOTAL COMMERCIAL PAPER	815,767,274
		CORPORATE BOND--0.1%
		Banking--0.1%
2,000,000		Fifth Third Bank, Cincinnati, 3.375%, 8/15/2008	2,000,131
		CORPORATE NOTE--0.5%
		Finance - Securities--0.5%
15,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	15,000,000
		NOTES - VARIABLE--41.0% [4]
		Banking--27.9%
2,600,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,600,000
851,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.150%, 8/7/2008	851,000
35,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.491%, 8/26/2008	35,000,000
11,490,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 2.490%, 8/7/2008	11,490,000
1,695,000		BDToy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 2.650%, 8/7/2008	1,695,000
62,000,000	[1,2]	BNP Paribas SA, 2.460% - 2.719%, 8/19/2008 - 8/26/2008	62,000,000
578,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	578,000
7,749,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,749,000
45,000,000	[1,2]	Bank of Ireland, 2.468% - 2.666%, 8/15/2008 - 8/19/2008	45,000,000
22,600,000		Bank of Montreal, 3.190%, 10/10/2008	22,600,000
18,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	18,000,000
45,000,000		Bank of Scotland, Edinburgh, 2.798%, 8/14/2008	45,000,000
11,000,000		Better Brands of South Georgia LLP, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	11,000,000
13,500,000		Beverage South of Aiken LLC, (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	13,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,235,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	$3,235,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	865,000
3,425,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.761%, 8/7/2008	3,425,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 2.510%, 8/7/2008	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.482%, 8/26/2008	45,000,000
70,000,000	[1,2]	Credit Agricole S.A., 2.799%, 8/22/2008	70,000,000
2,260,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	2,260,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 2.650%, 8/7/2008	1,500,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 8/7/2008	21,155,000
4,790,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	4,790,000
560,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	560,000
885,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	885,000
3,580,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	3,580,000
3,885,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 2.500%, 8/7/2008	3,885,000
18,410,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	18,410,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	20,000,000
9,320,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,320,000
1,615,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.250%, 8/1/2008	1,615,000
5,150,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	5,150,000
2,892,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	2,892,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,000,000
205,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	205,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	136,000,000
60,000,000		National City Bank, 2.428% - 2.715%, 8/1/2008 - 8/13/2008	60,000,000
17,665,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	17,665,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 2.690%, 8/7/2008	3,000,000
488,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	488,000
3,825,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 2.750%, 8/7/2008	3,825,000
5,355,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 2.750%, 8/7/2008	5,355,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.471%, 8/1/2008	46,000,006
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 8/1/2008	20,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.460%, 8/7/2008	10,000,000
20,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	20,000,000
700,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.910%, 8/7/2008	700,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,600,000
40,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	40,000,000
1,000,000		Wachovia Bank N.A., 2.758%, 10/3/2008	999,567
520,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	520,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	36,000,000
		TOTAL	916,447,573
		Brokerage--6.3%
15,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	15,000,000
20,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	20,000,037
22,000,000		Merrill Lynch & Co., Inc., 2.598% - 2.638%, 8/15/2008 - 8/22/2008	22,000,000
150,000,000		Morgan Stanley, 2.230% - 2.611%, 8/1/2008 - 8/27/2008	150,000,054
		TOTAL	207,000,091
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Securities--2.7%
$38,500,000	[1,2]	Asscher Finance Corp., 2.070% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	$38,499,718
50,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.200% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008 - 8/20/2008)	49,999,160
		TOTAL	88,498,878
		Insurance--3.8%
20,000,000		Genworth Life Insurance Co., 3.082% - 3.134%, 8/11/2008 - 9/2/2008	20,000,000
10,000,000		Hartford Life Global Funding Trust, 2.478%, 8/15/2008	10,000,000
10,000,000		Hartford Life Insurance Co., 2.852%, 9/2/2008	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 3.121%, 9/28/2008	10,000,000
20,000,000		Metropolitan Life Insurance Co., 3.253%, 8/1/2008	20,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.785%, 8/13/2008	25,000,000
10,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	10,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.984%, 8/11/2008	20,000,000
		TOTAL	125,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,346,946,542
		REPURCHASE AGREEMENT--5.6%
184,184,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	184,184,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	3,274,809,416
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	7,163,692
		TOTAL NET ASSETS--100%	$3,281,973,108

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $1,359,079,565, which represented 41.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $1,319,010,327, which represented 40.2% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	50.0%
Variable Rate Demand Instruments	29.0%
Bank Instruments	14.1%
Repurchase Agreements	6.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.6%	[4]
8-30 Days	19.7%
31-90 Days	29.0%
91-180 Days	8.5%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.3% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Finance - Automotive--2.6%
$21,012,457	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$21,012,457
42,966,922	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	42,966,922
18,036,332	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	18,036,332
9,787,466	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	9,787,466
6,018,748	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	6,018,748
42,458,946		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.766%, 5/15/2009	42,458,946
154,097,979	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	154,097,979
30,631,900	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	30,631,900
22,000,000		Merrill Auto Trust Securitization 2008-1, Class A1, 2.917%, 8/17/2009	22,000,000
347,941		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	347,941
29,086,624		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	29,086,624
1,092,977		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	1,092,977
4,274,206		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	4,274,206
		TOTAL	381,812,498
		Finance - Equipment--0.3%
39,886,520	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	39,886,520
		TOTAL ASSET-BACKED SECURITIES	421,699,018
		CERTIFICATES OF DEPOSIT--12.1%
		Banking--12.1%
200,000,000		Banco Santander, SA, 3.100%, 1/9/2009 - 1/20/2009	200,000,000
200,000,000		Bank of Montreal, 3.000% - 3.600%, 8/22/2008 - 7/24/2009	200,000,000
195,000,000		Barclays Bank PLC, 2.960% - 3.700%, 8/27/2008 - 6/12/2009	195,001,405
50,000,000		Calyon, Paris, 3.130%, 1/12/2009	50,000,000
50,000,000		Comerica Bank, 2.780%, 11/17/2008	50,000,000
110,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	110,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
50,000,000		Huntington National Bank, Columbus, OH, 2.850%, 10/1/2008	50,000,000
62,000,000		Marshall & Ilsley Bank, Milwaukee, 2.660%, 8/11/2008	62,000,000
99,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	99,000,214
150,000,000		Natixis, 2.950% - 3.000%, 8/1/2008 - 10/20/2008	150,001,106
100,000,000		UBS AG, 3.780%, 10/15/2008	100,000,000
75,000,000		Wachovia Bank N.A., 3.150%, 1/7/2009	75,000,000
315,000,000		Wilmington Trust Co., 2.700% - 2.880%, 8/22/2008 - 10/14/2008	315,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,756,002,725
		COLLATERALIZED LOAN AGREEMENTS--19.4%
		Banking--11.4%
275,000,000		Barclays Capital, Inc., 2.357% - 3.000%, 8/1/2008 - 10/14/2008	275,000,000
400,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	400,000,000
155,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	155,000,000
100,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	100,000,000
120,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	120,000,000
100,000,000		Natixis Financial Products Inc., 2.563%, 8/1/2008	100,000,000
100,000,000		RBC Capital Markets Corp., 2.387%, 8/1/2008	100,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$110,000,000		UBS Securities LLC, 2.437% - 3.050%, 8/1/2008 - 10/22/2008	$110,000,000
285,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	285,000,000
		TOTAL	1,645,000,000
		Brokerage--8.0%
550,000,000		Lehman Brothers, Inc., 2.587%, 8/1/2008	550,000,000
105,000,000		Merrill Lynch & Co., Inc., 2.538%, 8/1/2008	105,000,000
297,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	297,000,000
210,000,000		Morgan Stanley & Co., Inc., 2.487%, 8/1/2008	210,000,000
		TOTAL	1,162,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,807,000,000
		COMMERCIAL PAPER--26.7% [3]
		Aerospace/Auto--0.7%
96,400,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 2.850% - 2.900%, 8/19/2008 - 9/9/2008	96,186,798
		Banking--1.9%
50,000,000		Citigroup Funding, Inc., 2.930%, 10/20/2008	49,674,444
43,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.100%, 8/18/2008	42,937,053
50,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	49,912,792
132,000,000		Societe Generale North America, Inc., 2.955% - 2.960%, 8/8/2008 - 8/14/2008	131,876,348
		TOTAL	274,400,637
		Conglomerate--0.9%
124,000,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.800% - 2.900%, 8/19/2008 - 10/6/2008	123,607,829
		Consumer Products--0.6%
47,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 2.970% - 3.000%, 8/28/2008 - 9/16/2008	46,848,497
35,000,000		Kellogg Co., 2.720%, 8/6/2008	34,986,778
		TOTAL	81,835,275
		Finance - Automotive--4.4%
202,000,000		DRAC LLC, (A1+/P1 Series), 2.970% - 3.100%, 8/1/2008 - 8/11/2008	201,942,083
310,700,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.820% - 3.230%, 10/15/2008 - 1/23/2009	308,087,131
130,500,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.070% - 3.160%, 8/15/2008 - 10/15/2008	130,231,019
		TOTAL	640,260,233
		Finance - Commercial--1.8%
136,000,000	[1,2]	Fairway Finance Co. LLC, 2.680% - 2.800%, 8/14/2008 - 10/10/2008	135,483,389
132,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	131,759,546
		TOTAL	267,242,935
		Finance - Retail--14.2%
75,000,000	[1,2]	Alpine Securitization Corp., 2.600%, 8/14/2008	74,929,583
125,000,000	[1,2]	Amsterdam Funding Corp., 2.700% - 2.740%, 9/17/2008 - 10/10/2008	124,424,167
604,825,000	[1,2]	Barton Capital LLC, 2.570% - 2.800%, 8/4/2008 - 10/8/2008	603,604,065
180,000,000	[1,2]	Chariot Funding LLC, 2.550% - 2.750%, 8/20/2008 - 9/18/2008	179,641,233
20,000,000	[1,2]	Enterprise Funding Co. LLC, 2.650%, 8/14/2008	19,980,861
57,151,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550%, 8/26/2008	57,049,795
194,227,000	[1,2]	Jupiter Securitization Company LLC, 2.600% - 2.750%, 9/9/2008 - 9/18/2008	193,594,927
212,000,000	[1,2]	Salisbury Receivables Company LLC, 2.700% - 2.800%, 8/12/2008 - 9/16/2008	211,543,788
278,000,000	[1,2]	Sheffield Receivables Corp., 2.550% - 3.050%, 8/7/2008 - 1/13/2009	276,811,628
70,000,000	[1,2]	Tulip Funding Corp., 2.630%, 8/6/2008	69,974,431
248,500,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.875%, 8/4/2008 - 10/20/2008	247,542,491
		TOTAL	2,059,096,969
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Food & Beverage--1.1%
$86,551,000	[1,2]	General Mills, Inc., 2.830% - 3.050%, 8/13/2008 - 9/15/2008	$86,236,951
11,000,000	[1,2]	H.J. Heinz Co., 2.900%, 8/14/2008	10,988,481
61,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 2.900%, 8/18/2008 - 9/2/2008	60,891,089
		TOTAL	158,116,521
		Pharmaceuticals and Health Care--0.1%
20,500,000	[1,2]	AstraZeneca PLC, 3.050%, 8/5/2008	20,493,053
		Publishing and Printing--1.0%
139,300,000	[1,2]	Gannett Co., Inc., 2.950% - 3.500%, 8/1/2008 - 10/15/2008	138,793,945
		TOTAL COMMERCIAL PAPER	3,860,034,195
		CORPORATE BOND--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,457,650
		CORPORATE NOTES--0.3%
		Banking--0.0%
6,500,000		Wells Fargo & Co., 3.551%, 5/1/2009	6,552,020
		Finance - Securities--0.3%
39,500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	39,500,000
		TOTAL CORPORATE NOTES	46,052,020
		LOAN PARTICIPATION--0.4%
		Chemicals--0.4%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 2.720%, 9/26/2008	50,000,000
		MUNICIPAL--0.1%
10,000,000		Lucas County, OH, 3.800%, 7/30/2009	10,026,057
		NOTES - VARIABLE--29.0% [4]
		Banking--19.4%
1,311,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	1,311,000
1,480,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,480,000
70,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 2.710%, 8/7/2008	70,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	85,000,000
1,350,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,350,000
42,000,000	[1,2]	BNP Paribas SA, 2.719%, 8/19/2008	42,000,000
75,000,000	[1,2]	Bank of Ireland, 2.666%, 8/15/2008	75,000,000
120,000,000		Bank of Ireland, 2.991%, 10/22/2008	120,000,000
100,000,000		Bank of Montreal, 2.889% - 3.190%, 10/10/2008 - 10/31/2008	100,002,543
35,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	35,000,000
68,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	68,000,000
315,000,000		Bank of Scotland, Edinburgh, 2.541% - 2.994%, 8/1/2008 - 8/12/2008	315,000,000
4,180,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.610%, 8/6/2008	4,180,000
6,515,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	6,515,000
395,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	395,000
1,160,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	1,160,000
10,485,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 2.760%, 8/7/2008	10,485,000
2,206,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.530%, 8/7/2008	2,206,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	12,000,000
20,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	20,000,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	8,260,000
1,210,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.551%, 8/7/2008	1,210,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,375,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 2.800%, 8/7/2008	$6,375,000
472,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	472,000
11,590,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.560%, 8/7/2008	11,590,000
4,535,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.560%, 8/6/2008	4,535,000
3,215,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	3,215,000
3,845,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.150%, 8/7/2008	3,845,000
3,780,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	3,780,000
4,590,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	4,590,000
3,135,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,135,000
5,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	5,750,000
685,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	685,000
6,220,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.284%, 8/7/2008	6,220,000
50,000,000		Credit Agricole SA, 3.031%, 9/22/2008	50,000,000
6,245,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.551%, 8/7/2008	6,245,000
4,485,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	4,485,000
22,640,000		Dynetics, Inc., Series 2004, (Compass Bank, Birmingham LOC), 2.460%, 8/7/2008	22,640,000
8,250,000		Effingham County, GA IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	8,250,000
1,875,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	1,875,000
2,525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	2,525,000
3,940,000		Escambia County Enviromental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.710%, 8/7/2008	3,940,000
14,165,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	14,165,000
2,885,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,885,000
1,595,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,595,000
7,955,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	7,955,000
10,120,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 3.400%, 8/7/2008	10,120,000
2,655,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	2,655,000
1,417,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,417,000
5,365,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	5,365,000
1,025,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	1,025,000
20,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.610%, 8/7/2008	20,000,000
1,585,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	1,585,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	920,000
2,905,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	2,905,000
17,390,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	17,390,000
1,995,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,995,000
625,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	625,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	11,950,000
4,045,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	4,045,000
16,000,000		Hodges Bonded Warehouse, Inc., (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.710%, 8/7/2008	16,000,000
50,000,000	[1,2]	ING Bank N.V., 3.059%, 9/26/2008	50,000,000
500,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	500,000
3,500,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,500,000
40,500,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	40,500,000
5,500,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	5,500,000
2,725,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	2,725,000
6,506,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 8/1/2008	6,506,290
6,000,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	6,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$705,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	$705,000
19,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	19,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	16,000,000
9,005,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,005,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 2.494%, 8/7/2008	24,800,000
9,930,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	9,930,000
3,815,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	3,815,000
5,050,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 3.380%, 8/7/2008	5,050,000
8,890,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	8,890,000
13,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.610%, 8/7/2008	13,000,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.564%, 8/7/2008	3,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	85,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	150,000,000
115,000,000		National City Bank, 2.408% - 2.715%, 8/1/2008 - 8/13/2008	115,000,000
25,000,000		Natixis, 2.991%, 10/1/2008	25,001,740
5,380,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,380,000
2,464,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	2,464,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	800,000
2,258,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,258,500
32,600,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 2.710%, 8/7/2008	32,600,000
845,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	845,000
8,500,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.150%, 8/7/2008	8,500,000
2,820,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	2,820,000
1,770,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	1,770,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.471%, 8/1/2008	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 2.519%, 8/11/2008	55,000,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 8/1/2008	85,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	40,000,000
16,055,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	16,055,000
10,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	10,000,000
12,325,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 2.800%, 8/7/2008	12,325,000
6,750,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	6,750,000
30,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	30,000,000
3,310,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 2.764%, 8/7/2008	3,310,000
6,170,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.564%, 8/7/2008	6,170,000
3,135,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	3,135,000
90,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446% - 3.150%, 8/13/2008 - 10/27/2008	90,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	65,000,000
2,430,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	2,430,000
4,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	4,530,000
9,255,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 8/1/2008	9,255,000
8,440,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.150%, 8/7/2008	8,440,000
10,895,000		Thayer Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	10,895,000
80,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	80,000,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.276%, 9/22/2008	10,000,000
33,445,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	33,445,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,000,000		Victory Storage Co., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	$5,000,000
1,425,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,425,000
9,605,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.150%, 8/7/2008	9,605,000
10,410,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 2.510%, 8/7/2008	10,410,000
4,040,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.750%, 8/7/2008	4,040,000
24,000,000		Wachovia Bank N.A., 3.191%, 10/6/2008	24,000,000
6,220,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	6,220,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	136,500,000
12,875,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	12,875,000
6,005,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/6/2008	6,005,000
7,735,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.510%, 8/7/2008	7,735,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.050%, 8/7/2008	8,375,000
		TOTAL	2,809,489,073
		Brokerage--3.7%
25,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	25,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	28,000,052
208,500,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/26/2008	208,500,000
279,000,000		Morgan Stanley, 2.230% - 2.611%, 8/1/2008 - 8/27/2008	279,000,000
		TOTAL	540,500,052
		Electronics--0.5%
65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	65,000,000
		Finance - Commercial--0.5%
73,570,000		General Electric Capital Corp., 2.170% - 2.481%, 8/1/2008 - 8/11/2008	73,531,209
		Finance - Retail--0.3%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.014%, 8/15/2008	43,000,000
		Finance - Securities--2.3%
150,000,000	[1,2]	Asscher Finance Corp., 2.656%, 8/15/2008 (Final Maturity 8/15/2008)	149,997,523
132,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.675%, 8/1/2008 - 8/20/2008 (Final Maturity 8/1/2008 - 8/20/2008)	132,497,928
50,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008 (Final Maturity 8/18/2008)	49,999,537
		TOTAL	332,494,988
		Government Agency--0.0%
4,155,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 2.500%, 8/7/2008	4,155,000
		Insurance--2.1%
85,000,000		Genworth Life Insurance Co., 3.082% - 3.134%, 8/11/2008 - 9/2/2008	85,000,000
15,000,000		Hartford Life Insurance Co., 3.173%, 8/1/2008	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 2.772% - 3.121%, 9/2/2008 - 9/28/2008	65,000,000
25,000,000		Metropolitan Life Insurance Co., 3.171%, 10/1/2008	25,000,000
55,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	55,000,000
55,000,000	[1,2]	Pacific Life Global Funding, 2.530% - 2.984%, 8/4/2008 - 8/11/2008	55,000,065
		TOTAL	300,000,065
		Oil & Oil Finance--0.2%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	22,000,000
		TOTAL NOTES - VARIABLE	4,190,170,387
		MUTUAL FUND--1.0%
150,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 2.558%	150,000,000
Principal Amount			Value
		TIME DEPOSITS--1.0%
		Banking--1.0%
$55,000,000		Toronto Dominion Bank, 2.188%, 8/1/2008	$55,000,000
95,000,000		WestLB AG, 2.188%, 8/1/2008	95,000,000
		TOTAL TIME DEPOSITS	150,000,000
		REPURCHASE AGREEMENTS--6.8%
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	500,000,000
400,217,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	400,217,000
81,000,000		Interest in $150,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,009,208 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2013 and the market value of those underlying securities was $153,764,303.	81,000,000
		TOTAL REPURCHASE AGREEMENTS	981,217,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	14,444,659,052
		OTHER ASSETS AND LIABILITIES - NET--0.1% [7]	19,429,653
		TOTAL NET ASSETS--100%	$14,464,088,705

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $4,548,561,992, which represented 31.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $4,335,196,556, which represented 30.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	89.2%
U.S. Treasury Securities	10.9%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.4%
8-30 Days	3.6%
31-90 Days	3.2%
91-180 Days	6.1%
181 Days or more	4.8%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		REPURCHASE AGREEMENTS--89.2%
$4,129,857,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$4,129,857,000
300,000,000		Repurchase agreement 2.12%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $300,017,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $306,018,141.	300,000,000
192,000,000		Interest in $200,000,000 joint repurchase agreement 2.02%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $200,011,222 on 8/1/2008.The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/21/2008 and the market value of that underlying security was $204,011,508.	192,000,000
453,000,000	[1]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $487,451,944 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2016 and the market value of that underlying security was $495,167,239.	453,000,000
3,609,000,000		Interest in $3,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,825,222,063 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $3,901,726,558.	3,609,000,000
100,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,005,806 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $102,111,384.	100,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,861,608,113.	1,609,000,000
359,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $386,925,000 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2026 and the market value of that underlying security was $393,031,533.	359,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.98%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,005,500 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2013 and the market value of those underlying securities was $102,005,616.	96,000,000
910,000,000	[1]	Interest in $985,000,000 joint repurchase agreement 2.00%, dated 7/24/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $986,696,389 on 8/25/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,006,430,969.	910,000,000
3,784,000,000		Interest in $4,000,000,000 joint repurchase agreement 2.08%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,231,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $4,075,149,004.	3,784,000,000
1,000,000,000		Interest in repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,061,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,020,623,333.	1,000,000,000
784,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,058,056 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,003,854.	784,000,000
284,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,029,643.	284,000,000
2,284,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,145,139 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2013 and the market value of those underlying securities was $2,550,002,469.	2,284,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,861,500,971.	1,609,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$500,000,000		Repurchase agreement 2.10%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $500,029,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $510,004,282.	$500,000,000
400,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,023,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $408,023,763.	400,000,000
369,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,029,609.	369,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.99%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,528 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2027 and the market value of that underlying security was $102,004,003.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	22,867,857,000
		U.S. TREASURY--10.9%
682,500,000	[2]	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	677,194,700
910,000,000	[2]	United States Treasury Bills, 2.225% - 2.350%, 12/18/2008	902,046,063
225,000,000	[2]	United States Treasury Bills, 2.295%, 7/2/2009	220,194,844
228,000,000	[2]	United States Treasury Bills, 2.425%, 6/4/2009	223,284,992
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	317,291,154
224,000,000		United States Treasury Notes, 4.875%, 1/31/2009	227,464,912
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	93,315,576
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	140,502,201
		TOTAL U.S. TREASURY	2,801,294,442
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	25,669,151,442
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [4]	(20,956,659)
		TOTAL NET ASSETS--100%	$25,648,194,783
1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2008

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$13,617,200,000	$--	$1,227,538,000
Investments in securities	17,133,604,892	5,329,244,094	12,847,665,700
Total investments in securities, at amortized cost and value	30,750,804,892	5,329,244,094	14,075,203,700
Cash	--	680,059	3,509,561
Income receivable	62,824,915	17,525,956	24,691,643
Receivable for shares sold	11,859,049	1,720,800	1,811,879
TOTAL ASSETS	30,825,488,856	5,349,170,909	14,105,216,783
Liabilities:
Payable for investments purchased	--	32,653,818	--
Payable for shares redeemed	12,107,804	1,067,395	960,063
Bank overdraft	504,658	--	--
Payable for Directors'/Trustees' fees	642	4,501	--
Payable for distribution services fee (Note 5)	131,051	--	--
Payable for shareholder services fee (Note 5)	1,546,951	271,966	452,572
Income distribution payable	25,933,679	1,148,507	10,739,833
Accrued expenses	1,417,111	173,522	447,748
TOTAL LIABILITIES	41,641,896	35,319,709	12,600,216
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567
Net Assets Consist of:
Paid-in capital	$30,783,980,212	$5,313,382,219	$14,092,879,834
Accumulated net realized gain on investments	--	463,748	--
Undistributed (distributions in excess of) net income	(133,252)	5,233	(263,267)
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567
Net Assets:
Institutional Shares	$20,425,207,086	$3,192,964,990	$10,476,830,337
Institutional Service Shares	8,770,059,939	964,094,436	2,120,381,234
Institutional Capital Shares	1,128,742,941	1,156,791,774	1,495,404,996
Trust Shares	459,836,994	--	--
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	20,425,493,314	3,191,875,380	10,476,789,413
Institutional Service Shares	8,770,029,715	964,372,893	2,120,811,577
Institutional Capital Shares	1,128,861,845	1,157,133,945	1,495,298,601
Trust Shares	459,595,346	--	--
Net Asset Value, Offering Price And Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2008

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$184,184,000	$981,217,000	$22,867,857,000
Investments in securities	3,090,625,416	13,463,442,052	2,801,294,442
Total investments in securities, at amortized cost and value	3,274,809,416	14,444,659,052	25,669,151,442
Cash	811,978	269,460	--
Income receivable	7,396,075	27,431,466	9,155,142
Receivable for shares sold	7,670	12,182,262	5,847,221
TOTAL ASSETS	3,283,025,139	14,484,542,240	25,684,153,805
Liabilities:
Payable for shares redeemed	16,441	7,713,195	1,505,871
Bank overdraft	--	--	999,163
Payable for custodian fees	24,193	97,158	165,003
Payable for transfer and dividend disbursing agent fees and expenses	61,673	89,324	17,525
Payable for Directors'/Trustees' fees	4,315	8,046	--
Payable for auditing fees	17,945	--	--
Payable for portfolio accounting fees	14,975	14,973	15,974
Payable for distribution services fee (Note 5)	--	--	242,959
Payable for shareholder services fee (Note 5)	314,914	832,017	1,031,534
Income distribution payable	558,279	11,652,685	30,851,785
Accrued expenses	39,296	46,137	1,129,208
TOTAL LIABILITIES	1,052,031	20,453,535	35,959,022
TOTAL NET ASSETS	$3,281,973,108	$14,464,088,705	$25,648,194,783
Net Assets Consist of:
Paid-in capital	$3,281,989,526	$14,464,450,088	$25,648,391,087
Distributions in excess of net investment income	(16,418)	(361,383)	(196,304)
TOTAL NET ASSETS	$3,281,973,108	$14,464,088,705	$25,648,194,783
Net Assets:
Institutional Shares	$1,231,446,346	$7,344,141,760	$17,018,264,418
Institutional Service Shares	1,218,247,287	2,319,962,371	5,863,863,679
Institutional Capital Shares	832,279,475	4,799,984,574	1,640,797,903
Trust Shares	--	--	1,125,268,783
TOTAL NET ASSETS	$3,281,973,108	$14,464,088,705	$25,648,194,783
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,231,236,983	7,343,700,216	17,019,092,900
Institutional Service Shares	1,218,342,200	2,320,205,186	5,863,549,158
Institutional Capital Shares	832,410,343	4,800,544,686	1,640,430,770
Trust Shares	--	--	1,125,318,259
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2008

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$933,161,788	$179,678,138	$472,395,748
Expenses:
Investment adviser fee (Note 5)	52,719,542	11,615,360	23,282,546
Administrative personnel and services fee (Note 5)	20,638,153	4,553,900	9,118,059
Custodian fees	955,654	223,970	433,097
Transfer and dividend disbursing agent fees and expenses	562,677	475,011	289,241
Directors'/Trustees' fees	185,040	56,153	70,942
Auditing fees	19,700	18,700	18,699
Legal fees	20,478	31,681	18,078
Portfolio accounting fees	198,718	186,352	186,502
Distribution services fee--Trust Shares (Note 5)	947,266	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	13,543,785	1,790,283	3,809,803
Shareholder services fee--Institutional Capital Shares (Note 5)	1,149,143	1,251,167	920,489
Account administration fee--Institutional Service Shares	3,881,644	189,080	911,257
Account administration fee--Institutional Capital Shares	159,690	3,123	244,502
Account administration fee--Trust Shares	942,902	--	--
Share registration costs	888,794	234,664	398,588
Printing and postage	322,572	62,936	86,030
Insurance premiums	62,719	24,795	34,075
Miscellaneous	68,017	24,822	51,789
TOTAL EXPENSES	97,266,494	20,741,997	39,873,697
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	(22,068,412)	(6,640,015)	(12,212,773)
Waiver of administrative personnel and services fee (Note 5)	(567,757)	(130,157)	(251,930)
Reduction of custodian fees	--	(127,958)	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(707)	(3,133)	(1,612)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION	(22,631,876)	(6,901,263)	(12,466,315)
Net expenses	74,634,618	13,840,734	27,407,382
Net investment income	858,527,170	165,837,404	444,988,366
Net realized gain on investments	--	621,229	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$858,527,170	$166,458,633	$444,988,366

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2008

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$152,234,834	$623,348,017	$793,404,035
Expenses:
Investment adviser fee (Note 5)	7,245,600	29,684,240	51,884,166
Administrative personnel and services fee (Note 5)	2,840,159	11,633,389	20,315,422
Custodian fees	144,962	612,929	924,348
Transfer and dividend disbursing agent fees and expenses	728,964	584,352	189,665
Directors'/Trustees' fees	37,283	128,748	158,246
Auditing fees	17,700	19,900	19,700
Legal fees	17,266	19,763	20,869
Portfolio accounting fees	186,502	186,751	198,501
Distribution services fee--Trust Shares (Note 5)	--	--	3,188,099
Shareholder services fee--Institutional Service Shares (Note 5)	3,063,191	5,597,128	11,614,469
Shareholder services fee--Institutional Capital Shares (Note 5)	879,438	3,538,312	1,201,227
Account administration fee--Institutional Service Shares	144,076	398,230	3,392,219
Account administration fee--Institutional Capital Shares	570	55,664	170,701
Account administration fee--Trust Shares	--	--	3,088,967
Share registration costs	185,579	160,477	819,563
Printing and postage	44,095	108,341	77,076
Insurance premiums	16,291	50,603	73,039
Interest expense	--	4,986	--
Miscellaneous	21,735	43,851	62,091
TOTAL EXPENSES	15,573,411	52,827,664	97,398,368
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	(5,246,664)	(16,952,538)	(21,029,811)
Waiver of administrative personnel and services fee	(80,712)	(328,512)	(557,906)
Reimbursement of distribution services fee--Trust Shares	--	--	(52,152)
Reimbursement of shareholder services fee--Institutional Service Shares	--	(2,000)	--
Reimbursement of shareholder services fee--Institutional Capital Shares	(723)	(9,526)	(1,376)
TOTAL WAIVERS AND REIMBURSEMENTS	(5,328,099)	(17,292,576)	(21,641,245)
Net expenses	10,245,312	35,535,088	75,757,123
Net investment income	$141,989,522	$587,812,929	$717,646,912

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$858,527,170	$610,237,198	$165,837,404	$209,505,741
Net realized gain on investments	--	--	621,229	301,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	858,527,170	610,237,198	166,458,633	209,806,765
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(588,821,794)	(388,506,266)	(110,310,642)	(147,483,093)
Institutional Service Shares	(214,176,447)	(187,401,781)	(20,467,274)	(25,286,569)
Institutional Capital Shares	(45,201,657)	(24,246,736)	(35,053,761)	(36,731,978)
Trust Shares	(10,469,154)	(10,180,185)	--	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(223,614)	--
Institutional Service Shares	--	--	(35,837)	--
Institutional Capital Shares	--	--	(69,385)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(858,669,052)	(610,334,968)	(166,160,513)	(209,501,640)
Share Transactions:
Proceeds from sale of shares	194,558,519,755	100,219,379,000	40,257,851,078	52,852,336,621
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	98,361,755	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	460,128,229	316,591,643	138,040,274	178,676,397
Cost of shares redeemed	(178,420,238,444)	(97,043,441,744)	(41,018,763,550)	(52,088,434,561)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	3,492,528,899	(622,872,198)	942,578,457
Change in net assets	16,696,629,413	3,492,431,129	(622,574,078)	942,883,582
Net Assets:
Beginning of period	14,087,217,547	10,594,786,418	5,936,425,278	4,993,541,696
End of period	$30,783,846,960	$14,087,217,547	$5,313,851,200	$5,936,425,278
Undistributed (distributions in excess of) net investment income	$(133,252)	$8,630	$5,233	$(494)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$444,988,366	$441,880,176	$141,989,522	$206,226,767
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(330,597,555)	(314,317,407)	(59,545,566)	(93,924,771)
Institutional Service Shares	(69,971,725)	(83,203,767)	(47,563,100)	(65,080,398)
Institutional Capital Shares	(44,635,445)	(44,379,641)	(34,891,724)	(47,248,040)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(445,204,725)	(441,900,815)	(142,000,390)	(206,253,209)
Share Transactions:
Proceeds from sale of shares	86,930,636,198	69,936,215,108	12,984,975,686	17,524,365,987
Net asset value of shares issued to shareholders in payment of distributions declared	260,529,963	241,441,642	125,293,764	185,678,744
Cost of shares redeemed	(81,423,553,383)	(69,136,659,039)	(14,261,927,325)	(17,023,725,865)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,767,612,778	1,040,997,711	(1,151,657,875)	686,318,866
Change in net assets	5,767,396,419	1,040,977,072	(1,151,668,743)	686,292,424
Net Assets:
Beginning of period	8,325,220,148	7,284,243,076	4,433,641,851	3,747,349,427
End of period	$14,092,616,567	$8,325,220,148	$3,281,973,108	$4,433,641,851
Distributions in excess of net investment income	$(263,267)	$(46,908)	$(16,418)	$(5,550)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$587,812,929	$633,229,756	$717,646,912	$701,947,284
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(364,126,387)	(436,307,843)	(475,270,293)	(337,153,887)
Institutional Service Shares	(89,938,328)	(99,269,185)	(171,934,535)	(270,525,221)
Institutional Capital Shares	(134,116,555)	(97,571,485)	(37,271,542)	(51,279,269)
Trust Shares	--	--	(33,295,230)	(43,001,403)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(588,181,270)	(633,148,513)	(717,771,600)	(701,959,780)
Share Transactions:
Proceeds from sale of shares	88,854,673,614	102,184,225,974	147,204,242,100	67,240,816,072
Net asset value of shares issued to shareholders in payment of distributions declared	383,924,814	472,228,988	206,374,418	203,283,357
Cost of shares redeemed	(89,614,332,172)	(97,708,038,618)	(136,905,525,798)	(66,261,597,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(375,733,744)	4,948,416,344	10,505,090,720	1,182,501,987
Change in net assets	(376,102,085)	4,948,497,587	10,504,966,032	1,182,489,491
Net Assets:
Beginning of period	14,840,190,790	9,891,693,203	15,143,228,751	13,960,739,260
End of period	$14,464,088,705	$14,840,190,790	$25,648,194,783	$15,143,228,751
Undistributed (distributions in excess of) net investment income	$(361,383)	$6,958	$(196,304)	$(71,616)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes.

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately prior to Combination	Net Assets of Liquid Cash Trust Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$98,361,755	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

On September 7, 2008, the Federal Housing Finance Authority (FHFA) placed the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) in conservatorship with FHFA as the conservator. The goal of these actions is to help restore confidence in FNMA and FHLMC, enhance their capacity to fulfill their mission and mitigate the systemic risk that has contributed directly to the instability in the current market. Immediately following this action, the fair value of mortgage-backed securities of FNMA and FHLMC was impacted positively.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund has not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the funds' major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2008	6/6/2008	$18,128,403
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$18,010,677
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	5/12/2008	$23,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$40,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$ 6,003,559
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$10,202,007
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$ 8,863,672
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$15,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$21,012,457
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$42,966,922
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$39,886,520
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/12/2008	$20,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008	8/13/2007	$49,990,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$39,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	149,436,526,380	$149,436,526,380	75,889,159,353	$75,889,159,353
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	98,361,755	98,361,755	--	--
Shares issued to shareholders in payment of distributions declared	320,190,657	320,190,657	197,604,600	197,604,600
Shares redeemed	(138,372,784,513)	(138,372,784,513)	(73,763,192,844)	(73,763,192,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,482,294,279	$11,482,294,279	2,323,571,109	$2,323,571,109

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	38,144,338,778	$38,144,338,778	19,110,014,692	$19,110,014,692
Shares issued to shareholders in payment of distributions declared	94,646,152	94,646,152	90,883,175	90,883,175
Shares redeemed	(33,736,334,276)	(33,736,334,276)	(18,426,895,947)	(18,426,895,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,502,650,654	$4,502,650,654	774,001,920	$774,001,920

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,956,024,290	$4,956,024,290	843,228,727	$843,228,727
Shares issued to shareholders in payment of distributions declared	41,710,472	41,710,472	23,858,170	23,858,170
Shares redeemed	(4,506,358,228)	(4,506,358,228)	(607,030,491)	(607,030,491)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	491,376,534	$491,376,534	260,056,406	$260,056,406

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,021,630,307	$2,021,630,307	4,376,976,228	$4,376,976,228
Shares issued to shareholders in payment of distributions declared	3,580,948	3,580,948	4,245,698	4,245,698
Shares redeemed	(1,804,761,427)	(1,804,761,427)	(4,246,322,462)	(4,246,322,462)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	220,449,828	$220,449,828	134,899,464	$134,899,464
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	$16,696,771,295	3,492,528,899	$3,492,528,899

	Municipal Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,205,585,711	$33,205,585,711	45,967,222,116	$45,967,222,116
Shares issued to shareholders in payment of distributions declared	88,698,136	88,698,136	124,305,286	124,305,286
Shares redeemed	(34,169,177,848)	(34,169,177,848)	(45,515,788,493)	(45,515,788,493)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(874,894,001)	$(874,894,001)	575,738,909	$575,738,909

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,753,478,053	$2,753,478,053	2,589,776,100	$2,589,776,100
Shares issued to shareholders in payment of distributions declared	17,126,580	17,126,580	21,448,639	21,448,639
Shares redeemed	(2,663,115,038)	(2,663,115,038)	(2,374,942,589)	(2,374,942,589)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	107,489,595	$107,489,595	236,282,150	$236,282,150

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,298,787,314	$4,298,787,314	4,295,338,405	$4,295,338,405
Shares issued to shareholders in payment of distributions declared	32,215,558	32,215,558	32,922,472	32,922,472
Shares redeemed	(4,186,470,664)	(4,186,470,664)	(4,197,703,479)	(4,197,703,479)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	144,532,208	$144,532,208	130,557,398	$130,557,398
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(622,872,198)	$(622,872,198)	942,578,457	$942,578,457

	Prime Cash Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,124,339,260	$75,124,339,260	57,066,646,830	$57,066,646,830
Shares issued to shareholders in payment of distributions declared	186,822,681	186,822,681	165,869,747	165,869,747
Shares redeemed	(70,263,199,123)	(70,263,199,123)	(56,167,371,716)	(56,167,371,716)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,047,962,818	$5,047,962,818	1,065,144,861	$1,065,144,861

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,810,937,052	$6,810,937,052	7,400,126,195	$7,400,126,195
Shares issued to shareholders in payment of distributions declared	45,218,626	45,218,626	42,335,309	42,335,309
Shares redeemed	(6,649,380,946)	(6,649,380,946)	(7,461,290,329)	(7,461,290,329)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	206,774,732	$206,774,732	(18,828,825)	$(18,828,825)

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,995,359,886	$4,995,359,886	5,469,442,083	$5,469,442,083
Shares issued to shareholders in payment of distributions declared	28,488,656	28,488,656	33,236,586	33,236,586
Shares redeemed	(4,510,973,314)	(4,510,973,314)	(5,507,996,994)	(5,507,996,994)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	512,875,228	$512,875,228	(5,318,325)	$(5,318,325)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,767,612,778	$5,767,612,778	1,040,997,711	$1,040,997,711

	Prime Management Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,379,634,595	$10,379,634,595	13,847,883,231	$13,847,883,231
Shares issued to shareholders in payment of distributions declared	46,823,172	46,823,172	75,270,744	75,270,744
Shares redeemed	(10,876,642,088)	(10,876,642,088)	(14,227,824,396)	(14,227,824,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(450,184,321)	$(450,184,321)	(304,670,421)	$(304,670,421)

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,368,743,602	$1,368,743,602	1,682,595,548	$1,682,595,548
Shares issued to shareholders in payment of distributions declared	44,007,112	44,007,112	63,279,719	63,279,719
Shares redeemed	(1,766,341,352)	(1,766,341,352)	(1,201,099,167)	(1,201,099,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(353,590,638)	$(353,590,638)	544,776,100	$544,776,100

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,236,597,489	$1,236,597,489	1,993,887,208	$1,993,887,208
Shares issued to shareholders in payment of distributions declared	34,463,480	34,463,480	47,128,281	47,128,281
Shares redeemed	(1,618,943,885)	(1,618,943,885)	(1,594,802,302)	(1,594,802,302)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(347,882,916)	$(347,882,916)	446,213,187	$446,213,187
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,151,657,875)	$(1,151,657,875)	686,318,866	$686,318,866

	Prime Value Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,899,587,926	$70,899,587,926	84,739,554,103	$84,739,554,103
Shares issued to shareholders in payment of distributions declared	278,528,384	278,528,384	358,525,653	358,525,653
Shares redeemed	(73,857,260,874)	(73,857,260,874)	(81,783,683,787)	(81,783,683,787)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,679,144,564)	$(2,679,144,564)	3,314,395,969	$3,314,395,969

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,555,283,981	$7,555,283,981	7,183,101,065	$7,183,101,065
Shares issued to shareholders in payment of distributions declared	73,737,023	73,737,023	80,756,058	80,756,058
Shares redeemed	(7,591,844,749)	(7,591,844,749)	(6,736,648,129)	(6,736,648,129)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	37,176,255	$37,176,255	527,208,994	$527,208,994

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,399,801,707	$10,399,801,707	10,261,570,806	$10,261,570,806
Shares issued to shareholders in payment of distributions declared	31,659,407	31,659,407	32,947,277	32,947,277
Shares redeemed	(8,165,226,549)	(8,165,226,549)	(9,187,706,702)	(9,187,706,702)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	2,266,234,565	$2,266,234,565	1,106,811,381	$1,106,811,381
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(375,733,744)	$(375,733,744)	4,948,416,344	$4,948,416,344

	Treasury Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,213,459,110	$121,213,459,110	37,889,992,415	$37,889,992,415
Shares issued to shareholders in payment of distributions declared	169,163,577	169,163,577	143,330,476	143,330,476
Shares redeemed	(111,086,615,688)	(111,086,615,688)	(37,729,469,179)	(37,729,469,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,296,006,999	$10,296,006,999	303,853,712	$303,853,712

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,811,938,832	$18,811,938,832	21,388,216,417	$21,388,216,417
Shares issued to shareholders in payment of distributions declared	30,397,906	30,397,906	48,349,298	48,349,298
Shares redeemed	(19,102,584,626)	(19,102,584,626)	(21,025,359,506)	(21,025,359,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(260,247,888)	$(260,247,888)	411,206,209	$411,206,209

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,857,193,915	$4,857,193,915	6,042,473,500	$6,042,473,500
Shares issued to shareholders in payment of distributions declared	5,445,379	5,445,379	9,205,389	9,205,389
Shares redeemed	(4,360,157,358)	(4,360,157,358)	(5,951,055,848)	(5,951,055,848)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	502,481,936	$502,481,936	100,623,041	$100,623,041

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,321,650,243	$2,321,650,243	1,920,133,740	$1,920,133,740
Shares issued to shareholders in payment of distributions declared	1,367,556	1,367,556	2,398,194	2,398,194
Shares redeemed	(2,356,168,126)	(2,356,168,126)	(1,555,712,909)	(1,555,712,909)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(33,150,327)	$(33,150,327)	366,819,025	$366,819,025
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,505,090,720	$10,505,090,720	1,182,501,987	$1,182,501,987

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008			2007
	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	--	$858,668,869	$ 183	--	$610,334,968
Municipal Obligations Fund	$165,831,677	$ 157,480	$171,356	$209,501,640	--
Prime Cash Obligations Fund	--	$445,204,725	--	--	$441,900,815
Prime Management Obligations Fund	--	$142,000,390	--	--	$206,253,209
Prime Value Obligations Fund	--	$588,181,270	--	--	$633,148,513
Treasury Obligations Fund	--	$717,771,600	--	--	$701,959,780

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Tax-Exempt Income	Undistributed (Distributions in Excess of) Ordinary Income	Undistributed Long-Term Capital Gain
Government Obligations Fund	--	$(133,252)	--
Municipal Obligations Fund	$5,233	$ 185,134	$278,614
Prime Cash Obligations Fund	--	$(263,267)	--
Prime Management Obligations Fund	--	$ (16,418)	--
Prime Value Obligations Fund	--	$(361,383)	--
Treasury Obligations Fund	--	$ 196,304	--

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2008, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$22,068,412
Municipal Obligations Fund	$ 6,640,015
Prime Cash Obligations Fund	$12,212,773
Prime Management Obligations Fund	$ 5,246,664
Prime Value Obligations Fund	$16,952,538
Treasury Obligations Fund	$21,029,811

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the year ended July 31, 2008, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$562,757
Municipal Obligations Fund	$130,157
Prime Cash Obligations Fund	$251,930
Prime Management Obligations Fund	$ 80,712
Prime Value Obligations Fund	$328,512
Treasury Obligations Fund	$557,906

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily reimbursed $52,152 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the year ended July 31, 2008, FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 707
Municipal Obligations Fund	$ 3,133
Prime Cash Obligations Fund	$ 1,612
Prime Management Obligations Fund	$ 723
Prime Value Obligations Fund	$11,526
Treasury Obligations Fund	$ 1,376

For the year ended July 31, 2008, FSSC did not receive any fees paid by the Funds. For the year ended July 31, 2008, the Institutional Shares for the Funds did not incur a shareholder services fee.

INTERFUND TRANSACTIONS

During the year ended July 31, 2008, the Municipal Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$4,863,045,000	$11,051,264,452

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

For Municipal Obligations Fund, through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2008, the Fund's expenses were reduced by $127,958 under these arrangements.

7. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Funds did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2008, the amount of long-term capital gains designated by the Fund was $183 and $171,356 for Government Obligations Fund and Municipal Obligations Fund, respectively.

For the year ended July 31, 2008, 100.0%, of the distributions from net investment income for Municipal Obligations Fund was exempt from federal income tax, other than, in the case of the Municipal Obligations Fund, the federal AMT.

For the fiscal year ended July 31, 2008, 100.0%, 94.76%, 95.31% and 100.00% of dividends paid by the Government Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund, all portfolios of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

A Special Meeting of Shareholders of Prime Cash Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 12,540,113,880 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
5,693,792,268	277,505,968	435,360,669

A Special Meeting of Shareholders of Prime Management Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 3,636,132,962 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
1,716,018,942	91,367,217	57,362,594

A Special Meeting of Shareholders of Prime Value Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 14,957,718,809 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
6,722,710,265	225,493,740	792,915,070

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund (collectively, the Funds), each a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Prime Cash Fund and Prime Value Fund's portfolio manager since November 1996, the Prime Management Fund's portfolio manager since April 2003 and the Prime Fund's portfolio manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Municipal Fund's portfolio manager since November 1996 and the Tax-Free Fund's portfolio manager since December 1989. Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Government Fund and Treasury Fund's portfolio manager since July 1993. Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contracts - May 2008

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 608919841
Cusip 60934N823
Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

25717 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.042	--		0.042
July 31, 2007 [3]	$1.00	0.051	--		0.051
July 31, 2008	$1.00	0.036	--		0.036

Municipal Obligations Fund
July 31, 2004	$1.00	0.009	(0.000	) [4]	0.009
July 31, 2005	$1.00	0.018	0.000	[4]	0.018
July 31, 2006	$1.00	0.030	(0.000	) [4]	0.030
July 31, 2007 [3]	$1.00	0.035	0.000	[4]	0.035
July 31, 2008	$1.00	0.029	0.000	[4]	0.029

Prime Cash Obligations Fund
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040

Prime Management Obligations Fund
July 31, 2005 [6]	$1.00	0.024	--		0.024
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [3]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.18% after taking into account these expense reductions.

6 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.009)	--		(0.009)	$1.00	0.92%	0.20%		0.91%		0.34%		$5,134,296
(0.022)	--		(0.022)	$1.00	2.20%	0.20%		2.17%		0.34%		$5,721,965
(0.042)	--		(0.042)	$1.00	4.30%	0.20%		4.22%		0.28%		$6,619,952
(0.051)	--		(0.051)	$1.00	5.25%	0.20%		5.14%		0.09%		$8,943,042
(0.036)	--		(0.036)	$1.00	3.64%	0.20%		3.33%		0.09%		$20,425,207

(0.009)	--		(0.009)	$1.00	0.94%	0.18%		0.94%		0.12%		$2,144,468
(0.018)	--		(0.018)	$1.00	1.82%	0.18%		1.85%		0.13%		$3,040,759
(0.030)	--		(0.030)	$1.00	3.01%	0.18%		2.99%		0.12%		$3,490,983
(0.035)	--		(0.035)	$1.00	3.57%	0.18%		3.48%		0.12%		$4,067,288
(0.029)	(0.000	) [4]	(0.029)	$1.00	2.92%	0.18%	[5]	2.94%		0.12%		$3,192,965

(0.010)	--		(0.010)	$1.00	0.99%	0.18%		0.98%		0.11%		$8,605,478
(0.022)	--		(0.022)	$1.00	2.26%	0.18%		2.15%		0.11%		$5,674,270
(0.043)	--		(0.043)	$1.00	4.36%	0.18%		4.21%		0.11%		$4,363,938
(0.052)	--		(0.052)	$1.00	5.33%	0.18%		5.20%		0.11%		$5,428,996
(0.040)	--		(0.040)	$1.00	4.09%	0.18%		3.85%		0.11%		$10,476,830

(0.024)	--		(0.024)	$1.00	2.39%	0.13%	[7]	2.82%	[7]	0.45%	[7]	$2,638,079
(0.043)	--		(0.043)	$1.00	4.38%	0.16%		4.26%		0.34%		$1,986,138
(0.052)	--		(0.052)	$1.00	5.36%	0.17%		5.22%		0.15%		$1,681,581
(0.040)	--		(0.040)	$1.00	4.05%	0.17%		4.08%		0.15%		$1,231,446

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2004	$1.00	0.010	0.000 [3]		0.010
July 31, 2005	$1.00	0.022	0.000 [3]		0.022
July 31, 2006	$1.00	0.042	0.000 [3]		0.042
July 31, 2007 [4]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040

Prime Value Obligations Fund
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.023	--		0.023
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007 [4]	$1.00	0.052	--		0.052
July 31, 2008	$1.00	0.040	--		0.040

Tax-Free Obligations Fund
July 31, 2004	$1.00	0.008	0.000	[3]	0.008
July 31, 2005	$1.00	0.017	(0.000	) [3]	0.017
July 31, 2006	$1.00	0.029	(0.000	) [3]	0.029
July 31, 2007 [4]	$1.00	0.034	0.000	[3]	0.034
July 31, 2008	$1.00	0.028	0.000	[3]	0.028

Treasury Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009
July 31, 2005	$1.00	0.021	--		0.021
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [4]	$1.00	0.051	--		0.051
July 31, 2008	$1.00	0.030	--		0.030

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Represents less than $0.001.

4 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.20% after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 omitted)

(0.010)	--		(0.010)	$1.00	0.97%	0.20%		0.96%	0.34%	$16,519,436
(0.022)	--		(0.022)	$1.00	2.24%	0.20%		2.19%	0.34%	$15,600,659
(0.042)	--		(0.042)	$1.00	4.33%	0.20%		4.24%	0.28%	$15,151,070
(0.052)	--		(0.052)	$1.00	5.30%	0.20%		5.18%	0.09%	$16,469,931
(0.040)	--		(0.040)	$1.00	4.03%	0.20%		3.90%	0.08%	$18,430,487

(0.010)	--		(0.010)	$1.00	1.03%	0.17%		1.02%	0.12%	$9,502,207
(0.023)	--		(0.023)	$1.00	2.30%	0.17%		2.17%	0.12%	$5,799,231
(0.043)	--		(0.043)	$1.00	4.40%	0.17%		4.32%	0.12%	$6,708,463
(0.052)	--		(0.052)	$1.00	5.35%	0.17%		5.24%	0.12%	$10,023,082
(0.040)	--		(0.040)	$1.00	4.09%	0.17%		4.13%	0.12%	$7,344,142

(0.008)	--		(0.008)	$1.00	0.85%	0.20%		0.85%	0.34%	$6,249,045
(0.017)	--		(0.017)	$1.00	1.75%	0.20%		1.78%	0.34%	$8,460,989
(0.029)	--		(0.029)	$1.00	2.91%	0.20%		2.82%	0.29%	$5,941,736
(0.034)	--		(0.034)	$1.00	3.50%	0.20%		3.45%	0.09%	$6,652,945
(0.028)	(0.000	) [3]	(0.028)	$1.00	2.79%	0.20%	[5]	2.67%	0.09%	$10,053,590

(0.009)	--		(0.009)	$1.00	0.86%	0.20%		0.85%	0.34%	$5,558,392
(0.021)	--		(0.021)	$1.00	2.12%	0.20%		2.12%	0.34%	$5,733,139
(0.041)	--		(0.041)	$1.00	4.20%	0.20%		4.14%	0.27%	$6,419,380
(0.051)	--		(0.051)	$1.00	5.17%	0.20%		5.04%	0.09%	$6,723,409
(0.030)	--		(0.030)	$1.00	3.09%	0.20%		2.75%	0.08%	$17,018,264

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Government Obligations Fund
July 31, 2004	$1.00	0.007	--		0.007
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.049	--		0.049
July 31, 2008	$1.00	0.033	--		0.033

Municipal Obligations Fund
July 31, 2004	$1.00	0.007	(0.000	) [4]	0.007
July 31, 2005	$1.00	0.016	0.000	[4]	0.016
July 31, 2006	$1.00	0.027	(0.000	) [4]	0.027
July 31, 2007 [3]	$1.00	0.033	0.000	[4]	0.033
July 31, 2008	$1.00	0.026	0.000	[4]	0.026

Prime Cash Obligations Fund
July 31, 2004	$1.00	0.007	--		0.007
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.038	--		0.038

Prime Management Obligations Fund
July 31, 2005 [6]	$1.00	0.014	--		0.014
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007 [3]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.037	--		0.037

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.43% after taking into account these expense reductions.

6 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

7 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

(0.007)	--		(0.007)	$1.00	0.67%	0.45%		0.66%		0.09%		$3,036,452
(0.019)	--		(0.019)	$1.00	1.95%	0.45%		1.91%		0.09%		$2,759,651
(0.040)	--		(0.040)	$1.00	4.04%	0.45%		3.99%		0.09%		$3,493,161
(0.049)	--		(0.049)	$1.00	4.99%	0.45%		4.89%		0.09%		$4,267,271
(0.033)	--		(0.033)	$1.00	3.38%	0.45%		3.07%		0.09%		$8,770,060

(0.007)	--		(0.007)	$1.00	0.69%	0.43%		0.69%		0.12%		$363,595
(0.016)	--		(0.016)	$1.00	1.57%	0.43%		1.63%		0.13%		$641,950
(0.027)	--		(0.027)	$1.00	2.75%	0.43%		2.72%		0.12%		$620,552
(0.033)	--		(0.033)	$1.00	3.31%	0.43%		3.26%		0.12%		$856,704
(0.026)	(0.000	) [4]	(0.026)	$1.00	2.67%	0.43%	[5]	2.57%		0.12%		$964,094

(0.007)	--		(0.007)	$1.00	0.74%	0.43%		0.73%		0.11%		$2,025,081
(0.020)	--		(0.020)	$1.00	2.00%	0.43%		1.94%		0.11%		$1,780,479
(0.040)	--		(0.040)	$1.00	4.10%	0.43%		3.98%		0.11%		$1,932,607
(0.050)	--		(0.050)	$1.00	5.07%	0.43%		4.95%		0.11%		$1,913,630
(0.038)	--		(0.038)	$1.00	3.83%	0.43%		3.70%		0.11%		$2,120,381

(0.014)	--		(0.014)	$1.00	1.40%	0.38%	[7]	2.87%	[7]	0.20%	[7]	$812,886
(0.040)	--		(0.040)	$1.00	4.13%	0.41%		4.07%		0.16%		$1,027,151
(0.050)	--		(0.050)	$1.00	5.09%	0.42%		4.99%		0.15%		$1,571,872
(0.037)	--		(0.037)	$1.00	3.79%	0.42%		3.70%		0.15%		$1,218,247

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations
Prime Obligations Fund
July 31, 2004	$1.00	0.007	0.000	[4]	0.007
July 31, 2005	$1.00	0.020	0.000	[4]	0.020
July 31, 2006	$1.00	0.040	0.000	[4]	0.040
July 31, 2007 [3]	$1.00	0.049	--		0.049
July 31, 2008	$1.00	0.037	--		0.037

Prime Value Obligations Fund
July 31, 2004	$1.00	0.008	--		0.008
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.041	--		0.041
July 31, 2007 [3]	$1.00	0.050	--		0.050
July 31, 2008	$1.00	0.038	--		0.038

Tax-Free Obligations Fund
July 31, 2004	$1.00	0.006	0.000	[4]	0.006
July 31, 2005	$1.00	0.015	(0.000	) [4]	0.015
July 31, 2006	$1.00	0.026	(0.000	) [4]	0.026
July 31, 2007 [3]	$1.00	0.032	0.000	[4]	0.032
July 31, 2008	$1.00	0.025	0.000	[4]	0.025

Treasury Obligations Fund
July 31, 2004	$1.00	0.006	--		0.006
July 31, 2005	$1.00	0.019	--		0.019
July 31, 2006	$1.00	0.039	--		0.039
July 31, 2007 [3]	$1.00	0.048	--		0.048
July 31, 2008	$1.00	0.028	--		0.028

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.45% after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

						Ratios to Average Net Assets
Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments		Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 omitted)

(0.007)	--		(0.007)	$1.00	0.72%	0.45%		0.71%	0.09%	$4,824,570
(0.020)	--		(0.020)	$1.00	1.99%	0.45%		1.96%	0.09%	$5,727,774
(0.040)	--		(0.040)	$1.00	4.07%	0.45%		4.02%	0.09%	$5,827,992
(0.049)	--		(0.049)	$1.00	5.04%	0.45%		4.94%	0.09%	$6,207,517
(0.037)	--		(0.037)	$1.00	3.77%	0.45%		3.72%	0.08%	$6,625,756

(0.008)	--		(0.008)	$1.00	0.77%	0.42%		0.77%	0.12%	$1,564,255
(0.020)	--		(0.020)	$1.00	2.05%	0.42%		1.98%	0.12%	$1,263,130
(0.041)	--		(0.041)	$1.00	4.14%	0.42%		4.11%	0.12%	$1,755,737
(0.050)	--		(0.050)	$1.00	5.09%	0.42%		4.99%	0.12%	$2,282,934
(0.038)	--		(0.038)	$1.00	3.83%	0.42%		3.74%	0.12%	$2,319,962

(0.006)	--		(0.006)	$1.00	0.60%	0.45%		0.60%	0.09%	$1,787,740
(0.015)	--		(0.015)	$1.00	1.50%	0.45%		1.53%	0.09%	$2,073,222
(0.026)	--		(0.026)	$1.00	2.65%	0.45%		2.61%	0.09%	$2,066,260
(0.032)	--		(0.032)	$1.00	3.24%	0.45%		3.20%	0.09%	$2,645,622
(0.025)	(0.000	) [4]	(0.025)	$1.00	2.54%	0.45%	[5]	2.52%	0.09%	$2,623,669

(0.006)	--		(0.006)	$1.00	0.61%	0.45%		0.60%	0.09%	$4,965,031
(0.019)	--		(0.019)	$1.00	1.87%	0.45%		1.85%	0.09%	$5,245,762
(0.039)	--		(0.039)	$1.00	3.94%	0.45%		3.87%	0.09%	$5,712,346
(0.048)	--		(0.048)	$1.00	4.91%	0.45%		4.79%	0.09%	$6,123,403
(0.028)	--		(0.028)	$1.00	2.83%	0.45%		2.86%	0.08%	$5,863,864

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INSTITUTIONAL SHARES

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,012.50	$1.00
Municipal Obligations Fund	$1,000	$1,011.70	$0.90
Prime Cash Obligations Fund	$1,000	$1,015.10	$0.90
Prime Management Obligations Fund	$1,000	$1,014.90	$0.85
Prime Obligations Fund	$1,000	$1,014.80	$1.00
Prime Value Obligations Fund	$1,000	$1,015.10	$0.85
Tax-Free Obligations Fund	$1,000	$1,010.80	$1.00
Treasury Obligations Fund	$1,000	$1,009.80	$1.00
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.87	$1.01
Municipal Obligations Fund	$1,000	$1,023.97	$0.91
Prime Cash Obligations Fund	$1,000	$1,023.97	$0.91
Prime Management Obligations Fund	$1,000	$1,024.02	$0.86
Prime Obligations Fund	$1,000	$1,023.87	$1.01
Prime Value Obligations Fund	$1,000	$1,024.02	$0.86
Tax-Free Obligations Fund	$1,000	$1,023.87	$1.01
Treasury Obligations Fund	$1,000	$1,023.87	$1.01

1 Expenses are equal to the Funds' Institutional Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.20%
Municipal Obligations Fund	0.18%
Prime Cash Obligations Fund	0.18%
Prime Management Obligations Fund	0.17%
Prime Obligations Fund	0.20%
Prime Value Obligations Fund	0.17%
Tax-Free Obligations Fund	0.20%
Treasury Obligations Fund	0.20%

INSTITUTIONAL SERVICE SHARES

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [2]
Actual:
Government Obligations Fund	$1,000	$1,011.20	$2.25
Municipal Obligations Fund	$1,000	$1,010.40	$2.15
Prime Cash Obligations Fund	$1,000	$1,013.80	$2.15
Prime Management Obligations Fund	$1,000	$1,013.60	$2.10
Prime Obligations Fund	$1,000	$1,013.50	$2.25
Prime Value Obligations Fund	$1,000	$1,013.80	$2.10
Tax-Free Obligations Fund	$1,000	$1,009.50	$2.25
Treasury Obligations Fund	$1,000	$1,008.50	$2.25
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,022.63	$2.26
Municipal Obligations Fund	$1,000	$1,022.73	$2.16
Prime Cash Obligations Fund	$1,000	$1,022.73	$2.16
Prime Management Obligations Fund	$1,000	$1,022.77	$2.11
Prime Obligations Fund	$1,000	$1,022.63	$2.26
Prime Value Obligations Fund	$1,000	$1,022.77	$2.11
Tax-Free Obligations Fund	$1,000	$1,022.63	$2.26
Treasury Obligations Fund	$1,000	$1,022.63	$2.26

2 Expenses are equal to the Funds' Institutional Service Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.45%
Municipal Obligations Fund	0.43%
Prime Cash Obligations Fund	0.43%
Prime Management Obligations Fund	0.42%
Prime Obligations Fund	0.45%
Prime Value Obligations Fund	0.42%
Tax-Free Obligations Fund	0.45%
Treasury Obligations Fund	0.45%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	55.7%
Repurchase Agreements	44.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.3%
8-30 Days	16.5%
31-90 Days	14.9%
91-180 Days	3.6%
181 Days or more	12.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--55.7%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.371%, 8/8/2008	$135,000,000
782,000,000	[2]	Federal Home Loan Bank System Discount Notes, 2.280% - 2.850%, 9/12/2008 - 7/13/2009	774,320,385
8,237,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.750%, 8/1/2008 - 10/30/2008	8,237,424,816
3,083,085,000		Federal Home Loan Bank System Notes, 2.250% - 5.125%, 8/8/2008 - 7/9/2009	3,084,685,392
693,189,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 2.400%, 9/17/2008 - 10/31/2008	690,556,766
1,037,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% - 2.639%, 8/8/2008 - 9/26/2008	1,037,046,745
236,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 3.625%, 9/15/2008 - 4/2/2009	236,097,200
1,597,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.770%, 9/10/2008 - 2/2/2009	1,583,694,044
1,054,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/4/2008 - 10/28/2008	1,054,141,821
78,000,000		Federal National Mortgage Association Notes, 6.375%, 6/15/2009	80,324,723
220,313,000	[1]	Housing and Urban Development Floating Rate Notes, 2.991%, 8/1/2008	220,313,000
		TOTAL GOVERNMENT AGENCIES	17,133,604,892
		REPURCHASE AGREEMENTS--44.2%
75,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $75,004,583 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2010 and the market value of those underlying securities was $76,505,417.	75,000,000
870,188,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	870,188,000
432,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 2.18%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $651,141,472 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $665,225,379.	432,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.18%, dated 7/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,938,611 on 8/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $511,331,142.	300,000,000
210,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $307,038,763.	210,000,000
100,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $100,006,111 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $102,006,234.	100,000,000
250,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	250,000,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2037 and the market value of those underlying securities was $309,019,742.	300,000,000
395,000,000	[3]	Interest in $790,000,000 joint repurchase agreement 2.18%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $791,530,844 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $812,036,917.	395,000,000
500,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,030,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $512,909,527.	500,000,000
283,000,000		Interest in $300,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Calyon Securities will repurchase securities provided as collateral for $300,018,417 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $309,018,969.	283,000,000
1,444,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	1,444,000,000
517,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	517,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $250,015,278 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $257,501,905.	$250,000,000
500,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,031,944 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $515,002,295.	500,000,000
714,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	714,000,000
204,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.228%, dated 2/13/2008 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $343,660,525 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $347,823,077.	204,000,000
497,514,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	497,514,000
1,050,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,122,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $2,040,005,410.	1,050,000,000
138,000,000		Interest in $188,000,000 joint repurchase agreement 1.94%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $188,010,131 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2031 and the market value of those underlying securities was $191,763,728.	138,000,000
1,964,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	1,964,000,000
300,000,000		Repurchase agreement 2.27%, dated 7/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $300,018,917 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $306,005,146.	300,000,000
590,754,000		Interest in $621,754,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $621,791,996 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $640,407,827.	590,754,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/30/2025 and the market value of those underlying securities was $306,004,269.	300,000,000
333,000,000		Interest in $350,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $350,021,389 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $357,817,608.	333,000,000
874,744,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	874,744,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 2.04%, dated 7/31/2008 under which UBS Securities LLC will repurchase security provided as collateral for $100,005,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity at 11/17/2017 and the market value of the underlying security was $102,004,547.	50,000,000
175,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,010,694 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $178,510,909.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	13,617,200,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	30,750,804,892
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	33,042,068
		TOTAL NET ASSETS--100%	$30,783,846,960

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.0%
Municipal Notes	14.3%
Commercial Paper	4.0%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.1%
8-30 Days	2.1%
31-90 Days	6.4%
91-180 Days	4.5%
181 Days or more	5.2%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3% [1,2]
		Alabama--1.2%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	4,190,000
5,655,000	[3,4]	Alabama HFA Single Family (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	5,655,000
5,080,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	5,080,000
10,000,000		Bridgeport, AL IDB, (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.600%, 8/7/2008	10,000,000
1,195,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 2.500%, 8/6/2008	1,195,000
15,000,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 2.470%, 8/6/2008	15,000,000
2,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 2.250%, 8/6/2008	2,000,000
39,000		Southeast Alabama Gas District (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 2.200%, 8/1/2008	39,000
6,000,000		Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	6,000,000
		TOTAL	61,499,000
		Alaska--0.3%
10,000,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.990%, 8/6/2008	10,000,000
8,795,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.640%, 8/7/2008	8,795,000
		TOTAL	18,795,000
		Arkansas--1.3%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 8/7/2008	5,630,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 2.350%, 8/6/2008	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.600%, 8/7/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	7,100,000
		TOTAL	71,930,000
		California--1.1%
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.360%, 8/7/2008	8,500,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.420%, 8/6/2008	825,000
515,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 2.420%, 8/6/2008	515,000
1,465,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 2.420%, 8/6/2008	1,465,000
3,730,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 2.420%, 8/6/2008	3,730,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 2.370%, 8/7/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.370%, 8/7/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.370%, 8/7/2008	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.370%, 8/7/2008	2,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.420%, 8/6/2008	3,440,000
2,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 2.650%, 8/7/2008	2,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.550%, 8/6/2008	$2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.360%, 8/7/2008	4,625,000
		TOTAL	58,740,000
		Colorado--1.1%
13,300,000		Collegeinvest, CO (Senior 2008 Series I-A), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 2.340%, 8/7/2008	13,300,000
48,000,000		Denver, CO City & County Department of Aviation, Airport System Revenue Bonds (Series 2008B), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 8/6/2008	48,000,000
		TOTAL	61,300,000
		Connecticut--0.1%
1,700,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 2.100%, 8/6/2008	1,700,000
4,600,000		Connecticut Development Authority (Series 1999), 1.80% CP (New England Power Co.), Mandatory Tender 9/10/2008	4,600,000
		TOTAL	6,300,000
		Delaware--2.6%
58,000,000		Delaware EDA (Series B), Daily VRDNs (Motiva Enterprises LLC), 2.350%, 8/1/2008	58,000,000
81,000,000		Delaware EDA (Series D), Daily VRDNs (Motiva Enterprises LLC), 2.250%, 8/1/2008	81,000,000
		TOTAL	139,000,000
		District of Columbia--1.7%
20,000,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	20,000,000
44,330,000		District of Columbia HFA, SFM Revenue Bonds Draw Down (Series 2005), 2.4206% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	44,330,000
3,500,000		District of Columbia (Series 2007), Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 2.270%, 8/7/2008	3,500,000
20,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	20,028,423
4,035,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 2.310%, 8/7/2008	4,035,000
		TOTAL	91,893,423
		Florida--2.7%
20,720,000		Broward County, FL School District, COP (Series 2004D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	20,720,000
14,000,000		Citizens Property Insurance Corp. FL (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,227,620
7,250,000	[3,4]	Escambia County, FL, HFA (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.550%, 8/6/2008	7,250,000
5,500,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 2.280%, 8/6/2008	5,500,000
630,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.500%, 8/7/2008	630,000
9,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.400%, 8/6/2008	9,000,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(GTD by BH Finance LLC)/(Svenska Handelsbanken, Stockholm LIQ), 2.290%, 8/7/2008	7,835,000
5,000,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.490%, 8/7/2008	5,000,000
5,000,000	[3,4]	Miami-Dade County, FL, Aviation Eagles (Series 2007-0073), Weekly VRDNs (Assured Guaranty Corp., Berkshire Hathaway Assurance Corp. INS) and Landesbank Hessen-Thueringen LIQs), 2.330%, 8/7/2008	5,000,000
65,700,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 2.200%, 8/1/2008	65,700,000
		TOTAL	140,862,620
		Georgia--4.8%
50,000,000		Atlanta, GA Water & Wastewater (Series 2001 B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.400%, 8/7/2008	50,000,000
18,030,000		Atlanta, GA Water & Wastewater (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.400%, 8/1/2008	18,030,000
28,800,000		Atlanta, GA, Urban Residential Finance Authority (Series 2004A), Weekly VRDNs (Commons R-2 LLC)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	28,800,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	3,000,000
5,400,000		Bulloch County, GA Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.540%, 8/7/2008	5,400,000
1,000,000		Cobb County, GA Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,000,000		Cobb County, GA Housing Authority (Series 2003), Weekly VRDNs (Woodchase Village Apartments)/(Regions Bank, Alabama LOC), 2.320%, 8/7/2008	$8,000,000
4,000,000		DeKalb County, GA MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	4,000,000
43,300,000		Floyd County, GA, Development Authority PCRB (First Series 2008), Daily VRDNs (Georgia Power Co.), 2.450%, 8/1/2008	43,300,000
1,950,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,950,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	16,000,000
18,000,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 2.250%, 8/7/2008	18,000,000
4,500,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	4,500,000
10,000,000		Gordon County, GA, Development Authority (Series 2007), Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	10,000,000
13,700,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.340%, 8/7/2008	13,700,000
20,710,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 2.290%, 8/7/2008	20,710,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.850%, 8/6/2008	10,750,000
		TOTAL	257,140,000
		Idaho--1.0%
9,465,000		Boise, ID, Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.500%, 8/6/2008	9,465,000
26,000,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	26,017,772
15,500,000		Idaho State, 3.00% TANs, 6/30/2009	15,677,816
		TOTAL	51,160,588
		Illinois--2.2%
2,920,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 2.610%, 8/7/2008	2,920,000
5,600,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 2.520%, 8/7/2008	5,600,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.820%, 8/7/2008	7,810,000
4,495,000	[3,4]	Chicago, IL SFM, RBC Floater Certificate (Series S-1), Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 2.370%, 8/7/2008	4,495,000
1,105,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 2.450%, 8/6/2008	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	10,500,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	465,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.430%, 8/6/2008	3,530,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.450%, 8/7/2008	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.390%, 8/7/2008	4,490,000
4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 2.400%, 8/7/2008	4,925,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.340%, 8/6/2008	2,860,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 2.440%, 8/7/2008	7,500,000
8,340,000		Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	8,340,000
8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 2.350%, 8/6/2008	8,500,000
41,710,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	41,710,000
		TOTAL	115,950,000
		Indiana--6.8%
16,900,000		Hamilton Southeastern, IN School Corp., 2.00% TANs, 12/31/2008	16,924,163
880,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/ (Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	880,000
8,000,000		Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	8,000,000
10,000,000	[3,4]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,005,077
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$6,180,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 2.520%, 8/7/2008	$6,180,000
75,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-1), Weekly VRDNs (Indianapolis Airport Authority)/ (FSA INS)/(Dexia Credit Local LIQ), 2.730%, 8/6/2008	75,000,000
12,500,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-2), Weekly VRDNs (Indianapolis Airport Authority)/ (FSA INS)/(Dexia Credit Local LIQ), 2.700%, 8/6/2008	12,500,000
25,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-3), Weekly VRDNs (Indianapolis Airport Authority)/ (FSA INS)/(Dexia Credit Local LIQ), 2.550%, 8/6/2008	25,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/ (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 8/6/2008	9,750,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-5), Weekly VRDNs (Indianapolis Airport Authority)/ (FSA INS)/(Dexia Credit Local LIQ), 2.700%, 8/6/2008	20,000,000
25,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-7), Weekly VRDNs (Indianapolis Airport Authority)/ (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/6/2008	25,000,000
39,350,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, EDFA Municipal Trust (Series 2008-45), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	39,350,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 8/7/2008	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.100%, 8/7/2008	3,400,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/ (Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	6,500,000
1,190,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/ (National City Bank LOC), 3.250%, 8/7/2008	1,190,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,023,506
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 2.320%, 8/7/2008	6,000,000
6,300,000		Northwest Allen County, IN Schools, 3.00% TANs, 12/31/2008	6,310,303
8,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	8,000,000
9,200,000		Whiting, IN, Environmental Facilities Revenue (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	9,200,000
10,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	10,000,000
8,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	8,000,000
22,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	22,700,000
1,800,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	1,800,000
		TOTAL	358,883,049
		Iowa--0.7%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland, Utrecht LOC), 2.440%, 8/7/2008	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland, Utrecht LOC), 2.440%, 8/7/2008	6,000,000
22,725,000		Iowa Finance Authority (Subseries 2005A-2), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.450%, 8/6/2008	22,725,000
5,350,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	5,352,711
		TOTAL	39,377,711
		Kansas--0.7%
8,956,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	8,956,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	6,000,000
9,285,000		Kansas Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 2.500%, 8/7/2008	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 2.440%, 8/7/2008	10,000,000
3,666,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.390%, 8/7/2008	3,666,500
		TOTAL	37,907,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--1.6%
$8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	$8,500,000
9,500,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.500%, 8/7/2008	9,500,000
2,405,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.350%, 8/7/2008	2,405,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	5,500,000
390,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.230%, 8/7/2008	390,000
1,822,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Unlimited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	1,822,000
41,700,000		Kentucky Higher Education Student Loan Corp., (Senior Series 2008A-2), Weekly VRDNs (Bank of America N.A. and State Street Bank and Trust Co. LOCs), 2.400%, 8/6/2008	41,700,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	5,740,000
1,510,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.540%, 8/7/2008	1,510,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	8,000,000
		TOTAL	85,067,000
		Louisiana--2.7%
22,000,000		Calcasieu Parish, LA, IDB (Series 1996), Daily VRDNs (CITGO Petroleum Corp.)/(Natixis LOC), 2.300%, 8/1/2008	22,000,000
3,667,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	3,667,000
10,635,000	[3,4]	East Baton Rouge, LA, Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.350%, 8/6/2008	10,635,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.390%, 8/7/2008	5,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 2.290%, 8/7/2008	4,680,000
12,295,000	[3,4]	Louisiana HFA, Floater Certificates (Series 2006-2142), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.390%, 8/7/2008	12,295,000
30,550,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	30,550,000
21,100,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	21,100,000
7,500,000		Port of New Orleans, LA Board of Commissioners (Series 2002), Weekly VRDNs (New Orleans Cold Storage)/(Whitney National Bank LOC), 2.550%, 8/7/2008	7,500,000
		TOTAL	142,427,000
		Maine--0.3%
15,400,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	15,400,000
		Maryland--0.4%
3,130,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.380%, 8/6/2008	3,130,000
5,000,000		Maryland Community Development Administration - Residential Revenue (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
5,850,000		Maryland IDFA (Series 1999), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	5,850,000
7,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (GTD by BH Finance LLC)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.290%, 8/7/2008	7,730,000
		TOTAL	21,710,000
		Massachusetts--0.9%
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/7/2008	10,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/7/2008	4,500,000
10,000,000		Massachusetts School Building Authority (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	10,000,000
13,705,000		Massachusetts State Development Finance Agency (Series 2005A), Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 8/6/2008	13,705,000
10,000,000		Revere, MA, 3.40% BANs, 8/25/2008	10,002,569
		TOTAL	48,207,569
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--2.8%
$5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	$5,002,227
15,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	15,006,569
61,300,000		Michigan State (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,404,920
65,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	65,000,000
		TOTAL	146,413,716
		Minnesota--1.0%
2,200,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	2,200,000
6,440,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	6,440,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	450,000
5,000,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/7/2008	5,000,000
3,075,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	3,075,000
16,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	16,000,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	11,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	4,820,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/ (Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	4,000,000
		TOTAL	55,235,000
		Mississippi--1.0%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	12,000,000
1,650,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	1,650,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	3,010,000
2,725,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	2,725,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	9,800,000
7,400,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.290%, 8/7/2008	7,400,000
5,885,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	5,885,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	9,790,000
		TOTAL	54,680,000
		Missouri--3.4%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	10,000,000
24,633,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	24,633,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 8/7/2008	4,000,000
55,000,000	[3,4]	Missouri Higher Education Loan Authority, DFA Municipal Trust Certificates (Series 2008-40), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	55,000,000
23,000,000		Missouri State HEFA (Subseries 2005A-2), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	23,000,000
4,485,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.490%, 8/7/2008	4,485,000
27,031,800		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.216% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	27,031,800
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	26,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.690%, 8/7/2008	$855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 8/7/2008	3,480,000
		TOTAL	178,484,800
		Montana--0.9%
37,700,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	37,700,000
4,355,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	4,355,000
4,400,000	[3,4]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.380%, 8/6/2008	4,400,000
2,075,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.420%, 8/7/2008	2,075,000
		TOTAL	48,530,000
		Multi State--2.9%
72,319,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	72,319,000
13,054,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	13,054,000
27,990,606	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	27,990,606
14,045,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	14,045,000
24,965,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 2.390%, 8/7/2008	24,965,000
495,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	495,000
		TOTAL	152,868,606
		Nebraska--0.6%
2,650,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	2,650,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	600,000
12,500,000		Nebraska Investment Finance Authority (2008 Series B), Weekly VRDNs (FHLB of Topeka LIQ), 2.350%, 8/6/2008	12,500,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(GNMA COL)/(Wachovia Bank N.A. LIQ), 2.530%, 8/7/2008	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	5,700,000
		TOTAL	34,170,000
		Nevada--4.5%
66,000,000		Clark County, NV Airport System (Series 2008F), 3.00% BANs, 7/1/2009	66,624,381
80,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	80,000,000
7,140,000		Clark County, NV (Series 1997A), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,535,000
32,605,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.280%, 8/6/2008	32,605,000
20,000,000		Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic Services, Inc.), 2.650%, 8/7/2008	20,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.650%, 8/7/2008	10,000,000
16,500,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 2.350%, 8/7/2008	16,500,000
		TOTAL	240,404,381
		New Hampshire--0.6%
995,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 2.410%, 8/6/2008	995,000
30,000,000		New Hampshire Business Finance Authority, PCRB (1990 Series A), 1.80% CP (New England Power Co.), Mandatory Tender 9/10/2008	30,000,000
		TOTAL	30,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--0.7%
$6,587,730		Beachwood, NJ, 4.00% BANs, 8/29/2008	$6,588,746
6,700,000		Bernards Township, NJ, 3.60% BANs, 10/31/2008	6,702,730
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,925,394
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,108,533
		TOTAL	36,325,403
		New Mexico--1.7%
1,180,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	1,180,000
3,930,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	3,930,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.600%, 8/6/2008	2,400,000
25,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-1), Weekly VRDNs (Bank of America N.A. LOC), 2.400%, 8/6/2008	25,000,000
25,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 2.300%, 8/6/2008	25,000,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 2.300%, 8/6/2008	10,000,000
21,798,343		New Mexico Mortgage Finance Authority (Draw Down Issue 2008), 2.46% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	21,798,343
2,080,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL) (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,080,000
		TOTAL	91,388,343
		New York--8.1%
17,845,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	17,845,000
224,915,000		Metropolitan Transportation Authority, NY (Series 2008A), Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.670%, 8/7/2008	224,915,000
7,820,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	7,820,000
4,600,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.390%, 8/7/2008	4,600,000
25,000,000		New York City, NY Municipal Water Finance Authority (Series 6), 1.70% CP, Mandatory Tender 8/6/2008	25,000,000
23,300,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2B), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	23,300,000
22,000,000		New York State HFA (Series 2002A: 271 West 47th Street), Weekly VRDNs (Biltmore Tower LLC)/(FNMA LOC), 2.200%, 8/6/2008	22,000,000
4,925,000		Rockland County, NY, IDA (Series 2005A), Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 2.440%, 8/7/2008	4,925,000
15,000,000		Suffolk County, NY (Series 2007-II), 3.60% TANs, 9/11/2008	15,004,904
87,155,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.670%, 8/6/2008	87,155,000
		TOTAL	432,564,904
		North Carolina--3.9%
3,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	3,000,000
7,700,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	7,700,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	10,000,000
10,030,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	10,030,000
85,000,000		Raleigh & Durham, NC, Airport Authority (Series 2008A), Weekly VRDNs (Bank of America N.A. LIQ), 2.400%, 8/7/2008	85,000,000
61,750,000		Raleigh & Durham, NC, Airport Authority (Series 2008B), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.200%, 8/7/2008	61,750,000
30,855,000		Sampson County, NC Industrial Facilities and PCFA (Series 2001), Weekly VRDNs (Sampson County Disposal, Inc.)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	30,855,000
		TOTAL	208,335,000
		North Dakota--0.2%
11,745,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	11,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--3.0%
$10,000,000		Cleveland, OH Airport System (Series A), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	$10,000,000
6,000,000		Cleveland, OH Airport System (Series C), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	6,000,000
12,625,000		Cleveland, OH Airport System (Series E), Weekly VRDNs (KBC Bank N.V. LOC), 2.220%, 8/7/2008	12,625,000
65,045,000		Cleveland, OH Waterworks (Series 2004-M), Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 2.510%, 8/7/2008	65,045,000
10,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,003,340
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.410%, 8/7/2008	6,250,000
13,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	13,007,836
24,000,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.34% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	24,000,000
10,050,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 8/7/2008	10,050,000
3,060,000		Stark County, OH IDRB Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	3,060,000
		TOTAL	160,041,176
		Oklahoma--2.0%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/ (SunTrust Bank LOC), 2.350%, 8/6/2008	5,200,000
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (JPMorgan Chase Bank, N.A. LOC), 2.700%, 8/7/2008	5,650,000
15,446,089	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	15,446,089
9,000,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.220%, 8/6/2008	9,000,000
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 2.220%, 8/6/2008	2,500,000
19,200,000		Oklahoma Development Finance Authority (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.220%, 8/6/2008	19,200,000
13,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	13,000,000
15,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	15,000,000
20,215,000		Tulsa, OK Airport Improvement Trust (Series 2007C: Tulsa International Airport), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	20,215,000
		TOTAL	105,211,089
		Oregon--1.7%
1,000,000		Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	1,000,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,349,650
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.300%, 8/7/2008	12,665,000
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ), 2.200%, 8/1/2008	1,900,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	10,000,000
9,900,000		Port of Portland, OR Airport, (Subseries 18A), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 2.350%, 8/6/2008	9,900,000
12,000,000		Port of Portland, OR Airport, (Subseries 18B), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 2.400%, 8/6/2008	12,000,000
		TOTAL	87,814,650
		Pennsylvania--0.9%
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 2.575%, 8/6/2008	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 2.320%, 8/6/2008	2,500,000
25,200,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.650%, 8/7/2008	25,200,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,004,351
275,000		Philadelphia, PA Gas Works (Sixth Series 1998 General Ordinance), Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 2.550%, 8/7/2008	275,000
		TOTAL	47,979,351
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.2%
$3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.440%, 8/7/2008	$3,220,000
7,530,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 2.250%, 8/1/2008	7,530,000
		TOTAL	10,750,000
		South Carolina--2.7%
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	24,800,000
11,000,000		Piedmont Municipal Power Agency, SC (Series 2008C), Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.200%, 8/7/2008	11,000,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	15,000,000
53,225,000		South Carolina Jobs-EDA (Series 2008A), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	53,225,000
5,745,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 2.270%, 8/7/2008	5,745,000
14,600,000		South Carolina State Housing Finance & Development Authority (Series 2007B), 3.87% BANs, 9/2/2008	14,600,000
2,010,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.470%, 8/7/2008	2,010,000
		TOTAL	141,980,000
		South Dakota--0.9%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.400%, 8/7/2008	4,000,000
6,745,000	[3,4]	South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 12/11/2008	6,745,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,004,341
		TOTAL	46,599,341
		Tennessee--1.2%
1,100,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	1,100,000
1,200,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	1,200,000
1,100,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue (Series 1998), Weekly VRDNs (Park Ridge Apartments)/ (Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	1,100,000
14,000,000		Memphis-Shelby County, TN Industrial Board (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 2.250%, 8/6/2008	14,000,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.420%, 8/7/2008	12,300,000
14,500,000		Sevier County, TN Public Building Authority (Series IV-C-1), Daily VRDNs (Blount County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	14,500,000
10,000,000		Sevier County, TN Public Building Authority (Series IV-C-2), Daily VRDNs (Bradley County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	10,000,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.450%, 8/6/2008	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 8/7/2008	7,000,000
		TOTAL	62,045,000
		Texas--10.1%
44,630,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 8/6/2008	44,630,000
25,000,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2000), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 2.230%, 8/7/2008	25,000,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 8/6/2008	4,720,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,950,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.290%, 8/7/2008	9,400,000
10,415,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,415,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$7,000,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 2.300%, 8/1/2008	$7,000,000
16,100,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	16,100,000
9,580,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	9,580,000
17,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	17,000,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 2.250%, 8/1/2008	22,700,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	70,000
16,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Amoco Chemical Co.)/(GTD by BP PLC), 2.250%, 8/1/2008	16,300,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 2.650%, 8/7/2008	7,000,000
12,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	12,000,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	6,300,000
12,500,000		Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	12,500,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	10,700,000
16,900,000		Harris County, TX HFDC (Series 2005 A-2), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	16,900,000
10,000,000		Harris County, TX HFDC (Series 2005 A-3), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	10,000,000
10,500,000		Harris County, TX HFDC (Series 2006C), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	10,500,000
20,600,000		Harris County, TX HFDC (Series 2008A), Weekly VRDNs (Memorial Hermann Healthcare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.580%, 8/6/2008	20,600,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	7,000,000
14,000,000		Houston, TX Housing Finance Corp., (Series 2007), Weekly VRDNs (Regency Park Apartments)/(FNMA LOC), 2.280%, 8/6/2008	14,000,000
5,000,000		Houston, TX (Series G), 1.68% CP, Mandatory Tender 9/24/2008	5,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	15,000,000
9,815,000	[3,4]	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	9,815,000
33,000,000		Port of Corpus Christi, TX, IDC (Series 2008), Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 2.300%, 8/1/2008	33,000,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	2,140,000
28,175,000	[3,4]	San Antonio, TX Convention Center Hotel Finance Corp., Floater Certificates (Series 2006-2045), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.410%, 8/7/2008	28,175,000
12,925,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008 AU), 2.40% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/17/2008	12,927,430
9,850,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.310%, 8/7/2008	9,850,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	10,000,000
2,100,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.550%, 8/6/2008	2,100,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2007), Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.340%, 8/7/2008	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.340%, 8/7/2008	13,400,000
36,400,000		Texas State (Series 2007), 4.50% TRANs, 8/28/2008	36,420,444
20,065,000	[3,4]	Texas State, Wells Fargo Stage Trust (Series 2008-34C), Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.330%, 8/7/2008	20,065,000
		TOTAL	536,157,874
		Utah--0.9%
45,000,000	[3,4]	Utah State Board of Regents, DFA Municipal Trust (Series 2008-20), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	45,000,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC), 2.390%, 8/7/2008	4,000,000
		TOTAL	49,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Vermont--0.4%
$3,465,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.630%, 8/6/2008	$3,465,000
670,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	670,000
16,050,000		Vermont State Student Assistance Corp., (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 2.480%, 8/7/2008	16,050,000
		TOTAL	20,185,000
		Virginia--3.1%
15,000,000		Capital Beltway Funding Corporation, VA (Series C), Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 2.170%, 8/7/2008	15,000,000
20,040,000		Chesterfield County, VA, EDA (Series 2008C-1), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	20,040,000
35,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.91% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2008	35,300,000
14,500,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 2.130%, 8/6/2008	14,500,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	19,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.300%, 8/7/2008	5,000,000
5,215,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.300%, 8/7/2008	5,215,000
14,850,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 12060), Weekly VRDNs (Citigroup, Inc. LIQ), 2.580%, 8/7/2008	14,850,000
23,570,000		Roanoke, VA, IDA (Series 2005-C-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.250%, 8/1/2008	23,570,000
10,000,000		Virginia Small Business Financing Authority (Series 2007), Weekly VRDNs (BleachTech LLC)/(National City Bank LOC), 3.100%, 8/7/2008	10,000,000
		TOTAL	162,475,000
		Washington--2.0%
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.650%, 8/7/2008	9,000,000
7,100,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 2.250%, 8/1/2008	7,100,000
3,835,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.320%, 8/7/2008	3,835,000
11,995,000	[3,4]	Port of Seattle, WA, MuniTOPS (Series 2007-39), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	11,995,000
7,490,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	7,490,000
12,330,000	[3,4]	Port of Seattle, WA, ROCs (Series 12102), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.490%, 8/7/2008	12,330,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.410%, 8/7/2008	11,500,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	1,000,000
4,535,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.450%, 8/6/2008	4,535,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 2.450%, 8/6/2008	4,720,000
5,840,000		Washington State EDFA, (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 2.450%, 8/6/2008	5,840,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.390%, 8/7/2008	10,000,000
2,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.370%, 8/7/2008	2,500,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 2.410%, 8/7/2008	5,350,000
		TOTAL	104,570,000
		West Virginia--1.4%
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.80% CP (Virginia Electric & Power Co.), Mandatory Tender 9/10/2008	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 2.340%, 8/7/2008	3,760,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 1.71% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 9/12/2008	23,000,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 1.72% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 9/12/2008	39,100,000
		TOTAL	74,860,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--3.3%
$9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.490%, 8/7/2008	$9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.490%, 8/7/2008	4,000,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission (Series 2007A), Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	20,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 2.450%, 8/6/2008	800,000
1,365,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 8/7/2008	1,365,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 2.520%, 8/7/2008	5,500,000
2,300,000		Milwaukee, WI (Series 1997), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	2,300,000
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 8/7/2008	8,000,000
5,355,000	[3,4]	Wisconsin Housing & EDA, (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	5,355,000
30,385,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	30,385,000
15,890,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 2.350%, 8/6/2008	15,890,000
15,770,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	15,770,000
23,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	23,000,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	8,520,000
23,500,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	23,500,000
		TOTAL	173,885,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [5]	5,329,244,094
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [6]	(15,392,894)
		TOTAL NET ASSETS--100%	$5,313,851,200
Securities that are subject to the federal alternative minimum tax (AMT) represent 75.2% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $893,012,078, which represented 16.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $893,012,078, which represented 16.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	54.4%
Variable Rate Demand Instruments	21.9%
Bank Instruments	14.9%
Repurchase Agreement	8.7%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.7%	[4]
8-30 Days	15.6%
31-90 Days	32.7%
91-180 Days	12.5%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.6%
		Finance - Automotive--2.3%
$18,129,036	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2008	$18,128,500
18,010,677	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	18,010,677
14,654,520	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	14,654,520
6,524,977	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	6,524,977
7,037,413		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	7,037,413
42,458,946		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	42,458,946
108,148,764	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	108,148,764
39,383,871	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	39,383,871
7,453,758		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	7,453,758
34,639,130		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	34,639,130
231,961		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	231,961
7,123,676		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	7,123,676
17,000,000		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	17,000,000
		TOTAL	320,796,193
		Finance - Equipment--0.3%
36,549,444		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	36,549,444
9,163,794		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	9,163,793
1,877,269	[1,2]	Marlin Leasing Receivables XI LLC Series 2007-1, Class A1, 5.214%, 10/15/2008	1,877,269
		TOTAL	47,590,506
		TOTAL ASSET-BACKED SECURITIES	368,386,699
		CERTIFICATES OF DEPOSIT--14.9%
		Banking--14.9%
125,000,000		Banco Santander, S.A., 2.880% - 3.100%, 11/18/2008 - 1/9/2009	124,996,757
139,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	139,000,000
25,000,000		Bank of Scotland, Edinburgh, 3.050%, 10/23/2008	25,000,000
295,600,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	295,600,000
25,000,000		Comerica Bank, 2.780%, 11/17/2008	25,000,000
140,000,000		Compass Bank, Birmingham, 2.760% - 2.850%, 10/3/2008 - 11/14/2008	140,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
490,000,000		DePfa Bank PLC, 2.830% - 3.150%, 10/24/2008 - 1/9/2009	490,000,000
100,000,000		Fifth Third Bank, Cincinnati, 2.820%, 11/25/2008	100,000,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 2.700%, 9/9/2008	100,000,000
100,000,000		National City Bank, 2.780%, 9/11/2008	100,000,000
205,000,000		Natixis, 2.950% - 3.190%, 8/1/2008 - 10/20/2008	205,001,106
75,000,000		UBS AG, 3.780%, 10/15/2008	75,000,000
185,000,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	185,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,104,597,863
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--18.9%
		Banking--17.5%
$280,000,000		BNP Paribas Securities Corp., 2.437%, 8/1/2008	$280,000,000
325,000,000		Barclays Capital, Inc., 2.437% - 3.000%, 8/1/2008 - 10/14/2008	325,000,000
554,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	554,000,000
175,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	175,000,000
225,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	225,000,000
255,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	255,000,000
200,000,000		Natixis Financial Products Inc., 2.437% - 2.562%, 8/1/2008	200,000,000
125,000,000		RBC Capital Markets Corp., 2.387%, 8/1/2008	125,000,000
100,000,000		UBS Securities LLC, 3.050%, 10/22/2008	100,000,000
225,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	225,000,000
		TOTAL	2,464,000,000
		Brokerage--1.4%
175,000,000		Goldman Sachs & Co., 2.437%, 8/1/2008	175,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	25,000,000
		TOTAL	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,664,000,000
		COMMERCIAL PAPER--32.0% [3]
		Banking--4.1%
140,000,000		Citigroup Funding, Inc., 2.880% - 2.930%, 10/10/2008 - 10/20/2008	139,170,444
25,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950%, 9/10/2008	24,918,056
50,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.650%, 9/12/2008	49,845,417
110,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 2.990%, 8/22/2008 - 10/2/2008	109,707,040
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	49,564,250
200,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800% - 2.955%, 8/14/2008 - 10/20/2008	199,271,070
		TOTAL	572,476,277
		Finance - Automotive--5.2%
54,377,000		DRAC LLC, A1/P1 Series, 2.900% - 2.980%, 8/11/2008 - 9/8/2008	54,255,213
677,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.800% - 3.320%, 8/11/2008 - 1/23/2009	673,237,249
		TOTAL	727,492,462
		Finance - Commercial--3.4%
100,000,000	[1,2]	Edison Asset Securitization LLC, 2.890%, 9/25/2008	99,558,472
280,132,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.800%, 8/14/2008 - 10/10/2008	279,337,796
100,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	99,569,375
		TOTAL	478,465,643
		Finance - Retail--18.8%
285,000,000	[1,2]	Alpine Securitization Corp., 2.550% - 2.670%, 8/5/2008 - 9/4/2008	284,564,422
236,200,000	[1,2]	Amsterdam Funding Corp., 2.600% - 2.780%, 8/11/2008 - 10/24/2008	235,432,801
416,931,000	[1,2]	Barton Capital LLC, 2.600% - 3.000%, 8/4/2008 - 11/4/2008	415,962,549
303,382,000	[1,2]	Chariot Funding LLC, 2.450% - 2.600%, 8/13/2008 - 9/4/2008	302,929,904
220,620,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 9/5/2008 - 9/19/2008	219,940,361
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--continued
$573,000,000	[1,2]	Sheffield Receivables Corp., 2.570% - 2.770%, 8/19/2008 - 10/16/2008	$570,502,067
160,000,000	[1,2]	Tulip Funding Corp., 2.630% - 2.770%, 8/6/2008 - 10/15/2008	159,560,611
459,560,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.875%, 8/4/2008 - 10/22/2008	457,782,013
		TOTAL	2,646,674,728
		Pharmaceuticals and Health Care--0.5%
80,000,000	[1,2]	AstraZeneca PLC, 2.680% - 2.920%, 8/26/2008 - 1/13/2009	79,683,944
		TOTAL COMMERCIAL PAPER	4,504,793,054
		CORPORATE BONDS--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,457,650
		CORPORATE NOTES--0.7%
		Banking--0.4%
60,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	60,537,935
		Finance - Securities--0.3%
40,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	40,000,000
		TOTAL CORPORATE NOTES	100,537,935
		NOTES - VARIABLE--21.9% [4]
		Banking--14.2%
3,280,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/6/2008	3,280,000
3,590,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	3,590,000
4,210,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	4,210,000
2,234,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,234,000
4,220,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,220,000
920,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	920,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 2.560%, 8/7/2008	2,000,000
1,865,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 2.70%, 8/7/2008	1,865,000
7,065,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.100%, 8/7/2008	7,065,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	85,000,000
3,592,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,592,000
79,070,000		Bank of Montreal, 2.796% - 3.190%, 9/12/2008 - 10/10/2008	78,978,360
70,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	70,000,000
56,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	56,000,000
184,900,000		Bank of Scotland, Edinburgh, 2.541% - 2.798%, 8/1/2008 - 8/14/2008	184,900,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.460%, 8/7/2008	7,690,000
470,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	470,000
1,620,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,620,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	865,000
4,615,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 2.510%, 8/7/2008	4,615,000
5,400,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 2.610%, 8/7/2008	5,400,000
545,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	545,000
26,585,000		COG Leasing Co. LLP, Series 2007, (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	26,585,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	23,000,000
5,215,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.760%, 8/1/2008	5,215,000
2,135,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,135,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$8,445,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	$8,445,000
19,849,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 2.660% - 3.960%, 8/7/2008	19,849,000
9,565,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	9,565,000
1,069,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	1,069,000
2,262,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	2,262,000
8,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	8,100,000
3,100,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,100,000
2,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	2,900,000
5,440,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,440,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.988%, 10/3/2008	70,000,000
13,975,000		Cook County, IL, Series 2002 A, 2.614%, 8/6/2008	13,975,000
4,095,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 2.810%, 8/7/2008	4,095,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 2.490%, 8/7/2008	27,120,000
12,380,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	12,380,000
4,380,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 2.510%, 8/7/2008	4,380,000
5,180,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 2.530%, 8/7/2008	5,180,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 2.710%, 8/7/2008	15,500,000
2,855,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	2,855,000
7,675,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,675,000
1,305,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	1,305,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	855,000
2,585,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,585,000
5,700,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,700,000
265,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	265,000
1,625,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,625,000
5,360,000		Freeport, IL, (U.S. Bank, N.A. LOC), 2.801%, 8/7/2008	5,360,000
1,810,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	1,810,000
1,260,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	1,260,000
3,000,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 2.650%, 8/6/2008	3,000,000
3,535,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,535,000
1,230,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	1,230,000
1,625,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	1,625,000
22,965,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	22,965,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.300%, 8/1/2008	8,055,000
7,080,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,080,000
7,565,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	7,565,000
4,130,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,130,000
4,630,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,630,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,085,000
5,125,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	5,125,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	15,000,000
32,500,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	32,500,000
5,140,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,140,000
3,710,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 2.514%, 8/7/2008	3,710,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 2.600%, 8/7/2008	$830,000
6,400,000		LCT Holdings LLC, Series 2008, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,400,000
2,455,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,455,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	5,000,000
1,995,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.260%, 8/1/2008	1,995,000
1,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	1,610,000
5,220,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,220,000
7,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	7,300,000
655,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.150%, 8/7/2008	655,000
2,700,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	2,700,000
760,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	760,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 2.500%, 8/7/2008	10,000,000
9,365,000		Mississippi Business Finance Corp., East Group Properties, LP Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,365,000
16,005,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project Series 2205, (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	16,005,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,130,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 2.500%, 8/7/2008	2,725,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	100,000,000
75,000,000		National City Bank, 2.408% - 2.428%, 8/1/2008	75,000,000
13,565,000		National Coney Island Financial LLC, Series 2005-A, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	13,565,000
50,000,000		Natixis, 2.991%, 10/1/2008	50,003,480
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	2,565,000
2,645,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	2,645,000
13,700,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 2.560%, 8/5/2008	13,700,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	9,960,000
1,185,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.000%, 8/7/2008	1,185,000
3,595,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,595,000
1,600,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,600,000
6,045,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 2.560%, 8/7/2008	6,045,000
6,830,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	6,830,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.00%, 8/7/2008	3,075,000
8,500,000		Robinette Co., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,500,000
55,000,000		Royal Bank of Canada, Montreal, 2.519%, 8/11/2008	55,000,000
115,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	115,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	40,000,000
13,300,000		Russell Lands, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	13,300,000
2,400,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	2,400,000
275,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	275,000
3,180,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 2.710%, 8/7/2008	3,180,000
3,520,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,520,000
8,800,000		St. James United Methodist Church of Montgomery, AL, Series 2007, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,800,000
6,300,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 2.510%, 8/7/2008	6,300,000
150,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446% - 3.150%, 8/13/2008 - 10/27/2008	150,000,000
40,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	40,000,000
2,010,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,010,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,860,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	$1,860,000
1,540,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,540,000
50,000,000		Union Hamilton Special Purpose Funding LLC, Series 2008-1, Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	50,000,000
45,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2008-2, (Wachovia Corp. LOC), 3.276%, 9/15/2008	45,000,000
2,325,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	2,325,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,595,000
640,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 3.000%, 8/7/2008	640,000
540,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 2.550%, 8/7/2008	540,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,055,000
4,725,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,725,000
13,600,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	13,600,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	108,000,000
750,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	750,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.150%, 8/7/2008	2,485,000
		TOTAL	2,009,342,840
		Brokerage--3.4%
35,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	40,000,074
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	81,000,000
78,000,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/22/2008	78,000,000
247,000,000		Morgan Stanley, 2.550% - 2.611%, 8/4/2008 - 8/27/2008	247,000,046
		TOTAL	481,000,120
		Electronics--0.9%
125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	125,000,000
		Finance - Commercial--0.6%
4,050,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	4,050,000
59,500,000		General Electric Capital Corp., 2.481%, 8/11/2008	59,500,000
15,000,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	15,000,000
		TOTAL	78,550,000
		Finance - Securities--0.4%
53,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008)	52,999,518
		Government Agency--0.1%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 2.550%, 8/7/2008	19,000,000
		Insurance--2.0%
25,000,000		Hartford Life Insurance Co., 2.852% - 3.173%, 8/1/2008 - 9/2/2008	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	45,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 2.799% - 3.121%, 8/19/2008 - 9/28/2008	45,000,000
45,000,000		Metropolitan Life Insurance Co., 3.171% - 3.253%, 8/1/2008 - 10/1/2008	45,000,000
35,000,000		Monumental Life Insurance Co., 2.850% - 2.982%, 8/1/2008 - 9/2/2008	35,000,000
25,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	25,000,000
32,000,000	[1,2]	Pacific Life Global Funding, 2.530% - 2.984%, 8/4/2008 - 8/11/2008	32,000,021
25,000,000		Transamerica Occidental Life Insurance Co., 3.091%, 8/1/2008	25,000,000
		TOTAL	277,000,021
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.3%
$40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	$40,000,000
		TOTAL NOTES - VARIABLE	3,082,892,499
		REPURCHASE AGREEMENTS--8.7%
		Banking--8.7%
750,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	750,000,000
250,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	250,000,000
227,538,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	227,538,000
		TOTAL REPURCHASE AGREEMENTS	1,227,538,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	14,075,203,700
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	17,412,867
		TOTAL NET ASSETS--100%	$14,092,616,567

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $4,534,023,019, which represented 32.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $4,434,883,842, which represented 31.5% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	41.0%
Commercial Paper and Notes	39.8%
Bank Instruments	13.4%
Repurchase Agreements	5.6%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.4%	[4]
8-30 Days	30.4%
31-90 Days	24.7%
91-180 Days	9.9%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 18.1% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.3%
		Finance - Automotive--2.8%
$6,003,559	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	$6,003,559
10,202,007	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	10,202,007
5,636,354	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	5,636,354
1,957,493	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	1,957,493
8,444,895		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	8,444,895
1,504,687	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	1,504,687
31,520,041	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	31,520,041
10,502,366	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	10,502,366
10,000,000		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	10,000,000
5,817,325		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	5,817,325
		TOTAL	91,588,727
		Finance - Equipment--0.5%
8,863,672	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	8,863,672
7,459,070		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	7,459,070
		TOTAL	16,322,742
		TOTAL ASSET-BACKED SECURITIES	107,911,469
		CERTIFICATES OF DEPOSIT--13.4%
		Banking--13.4%
20,000,000		Banco Santander, SA, 3.100%, 1/9/2009	20,000,000
50,000,000		Bank of Montreal, 3.600%, 7/24/2009	50,000,000
35,000,000		Barclays Bank PLC, 2.960% - 3.060%, 11/21/2008 - 2/23/2009	35,000,000
50,000,000		Calyon, Paris, 3.130%, 1/12/2009	50,000,000
30,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	30,000,000
25,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	25,000,000
50,000,000		Marshall & Ilsley Bank, Milwaukee, 2.700%, 9/9/2008	50,000,000
30,000,000		National City Bank, 2.780%, 9/11/2008	30,000,000
20,000,000		Natixis, 3.000%, 8/1/2008	20,000,000
30,000,000		UBS AG, 3.780%, 10/15/2008	30,000,000
40,000,000		Wachovia Bank NA, 3.150%, 1/7/2009	40,000,000
60,000,000		Wilmington Trust Co., 2.700% - 2.880%, 8/22/2008 - 10/14/2008	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	440,000,000
		COLLATERALIZED LOAN AGREEMENTS--11.0%
		Banking--5.3%
110,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	110,000,000
65,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	65,000,000
		TOTAL	175,000,000
		Brokerage--5.7%
100,000,000		Lehman Brothers, Inc., 2.587%, 8/1/2008	100,000,000
50,000,000		Merrill Lynch & Co., Inc., 2.538%, 8/1/2008	50,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	25,000,000
13,000,000		Morgan Stanley & Co., Inc., 2.487%, 8/1/2008	13,000,000
		TOTAL	188,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	363,000,000
Principal Amount			Value
		COMMERCIAL PAPER--24.9% [3]
		Banking--3.5%
$50,000,000		Citigroup Funding, Inc., 2.930%, 10/20/2008	$49,674,444
25,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	24,956,396
40,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	39,976,978
		TOTAL	114,607,818
		Finance - Automotive--3.8%
20,000,000		DRAC LLC, A1+/P1 Series, 3.000%, 8/5/2008	19,993,333
105,600,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.900% - 3.320%, 8/13/2008 - 1/16/2009	104,732,054
		TOTAL	124,725,387
		Finance - Commercial--2.2%
49,820,000	[1,2]	Fairway Finance Co. LLC, 2.650% - 2.680%, 8/12/2008 - 8/14/2008	49,775,708
21,000,000	[1,2]	Versailles Commercial Paper LLC, 2.950%, 8/21/2008	20,965,583
		TOTAL	70,741,291
		Finance - Retail--14.8%
15,000,000	[1,2]	Alpine Securitization Corp., 2.800%, 10/2/2008	14,927,667
75,000,000	[1,2]	Barton Capital LLC, 2.610% - 2.650%, 8/8/2008	74,961,549
40,000,000	[1,2]	Enterprise Funding Co. LLC, 2.630%, 8/20/2008	39,944,478
25,000,000	[1,2]	Falcon Asset Securitization Company LLC, 2.770%, 9/19/2008	24,905,743
100,000,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 8/14/2008 - 9/5/2008	99,826,667
75,000,000	[1,2]	Sheffield Receivables Corp., 2.520% - 2.760%, 8/14/2008 - 10/14/2008	74,812,667
156,884,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.810%, 8/11/2008 - 10/14/2008	156,354,563
		TOTAL	485,733,334
		Pharmaceuticals and Health Care--0.6%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,959,444
		TOTAL COMMERCIAL PAPER	815,767,274
		CORPORATE BOND--0.1%
		Banking--0.1%
2,000,000		Fifth Third Bank, Cincinnati, 3.375%, 8/15/2008	2,000,131
		CORPORATE NOTE--0.5%
		Finance - Securities--0.5%
15,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	15,000,000
		NOTES - VARIABLE--41.0% [4]
		Banking--27.9%
2,600,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,600,000
851,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.150%, 8/7/2008	851,000
35,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.491%, 8/26/2008	35,000,000
11,490,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 2.490%, 8/7/2008	11,490,000
1,695,000		BDToy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 2.650%, 8/7/2008	1,695,000
62,000,000	[1,2]	BNP Paribas SA, 2.460% - 2.719%, 8/19/2008 - 8/26/2008	62,000,000
578,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	578,000
7,749,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,749,000
45,000,000	[1,2]	Bank of Ireland, 2.468% - 2.666%, 8/15/2008 - 8/19/2008	45,000,000
22,600,000		Bank of Montreal, 3.190%, 10/10/2008	22,600,000
18,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	18,000,000
45,000,000		Bank of Scotland, Edinburgh, 2.798%, 8/14/2008	45,000,000
11,000,000		Better Brands of South Georgia LLP, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	11,000,000
13,500,000		Beverage South of Aiken LLC, (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	13,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,235,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	$3,235,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	865,000
3,425,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.761%, 8/7/2008	3,425,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 2.510%, 8/7/2008	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.482%, 8/26/2008	45,000,000
70,000,000	[1,2]	Credit Agricole S.A., 2.799%, 8/22/2008	70,000,000
2,260,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	2,260,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 2.650%, 8/7/2008	1,500,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 8/7/2008	21,155,000
4,790,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	4,790,000
560,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	560,000
885,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	885,000
3,580,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	3,580,000
3,885,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 2.500%, 8/7/2008	3,885,000
18,410,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	18,410,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	20,000,000
9,320,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,320,000
1,615,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.250%, 8/1/2008	1,615,000
5,150,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	5,150,000
2,892,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	2,892,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,000,000
205,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	205,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	136,000,000
60,000,000		National City Bank, 2.428% - 2.715%, 8/1/2008 - 8/13/2008	60,000,000
17,665,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	17,665,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 2.690%, 8/7/2008	3,000,000
488,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	488,000
3,825,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 2.750%, 8/7/2008	3,825,000
5,355,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 2.750%, 8/7/2008	5,355,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.471%, 8/1/2008	46,000,006
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 8/1/2008	20,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.460%, 8/7/2008	10,000,000
20,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	20,000,000
700,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.910%, 8/7/2008	700,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,600,000
40,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	40,000,000
1,000,000		Wachovia Bank N.A., 2.758%, 10/3/2008	999,567
520,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	520,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	36,000,000
		TOTAL	916,447,573
		Brokerage--6.3%
15,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	15,000,000
20,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	20,000,037
22,000,000		Merrill Lynch & Co., Inc., 2.598% - 2.638%, 8/15/2008 - 8/22/2008	22,000,000
150,000,000		Morgan Stanley, 2.230% - 2.611%, 8/1/2008 - 8/27/2008	150,000,054
		TOTAL	207,000,091
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Securities--2.7%
$38,500,000	[1,2]	Asscher Finance Corp., 2.070% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	$38,499,718
50,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.200% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008 - 8/20/2008)	49,999,160
		TOTAL	88,498,878
		Insurance--3.8%
20,000,000		Genworth Life Insurance Co., 3.082% - 3.134%, 8/11/2008 - 9/2/2008	20,000,000
10,000,000		Hartford Life Global Funding Trust, 2.478%, 8/15/2008	10,000,000
10,000,000		Hartford Life Insurance Co., 2.852%, 9/2/2008	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 3.121%, 9/28/2008	10,000,000
20,000,000		Metropolitan Life Insurance Co., 3.253%, 8/1/2008	20,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.785%, 8/13/2008	25,000,000
10,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	10,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.984%, 8/11/2008	20,000,000
		TOTAL	125,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,346,946,542
		REPURCHASE AGREEMENT--5.6%
184,184,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	184,184,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	3,274,809,416
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	7,163,692
		TOTAL NET ASSETS--100%	$3,281,973,108

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $1,359,079,565, which represented 41.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $1,319,010,327, which represented 40.2% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	51.9%
Variable Rate Demand Instruments	29.5%
Bank Instruments	14.0%
Repurchase Agreements	4.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.9%	[4]
8-30 Days	19.7%
31-90 Days	30.4%
91-180 Days	11.5%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 24.4% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.0%
		Finance - Automotive--2.6%
$61,638,726	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2009	$61,636,905
35,420,999	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	35,420,999
36,072,665	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	36,072,665
50,000,000		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	50,000,000
13,049,954	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	13,049,954
35,187,064		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	35,187,064
40,872,352		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	40,872,352
7,523,435	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	7,523,435
18,681,936		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	18,681,936
227,644,742	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	227,644,742
4,530,276		Harley-Davidson Motorcycle Trust 2008-1, Class A1, 3.171%, 2/15/2009	4,530,276
69,140,573	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	69,140,573
6,211,465		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	6,211,465
927,843		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	927,843
39,203,149		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	39,203,149
30,000,000		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	30,000,000
		TOTAL	676,103,358
		Finance - Equipment--0.4%
72,352,980		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	72,352,980
22,487,837		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	22,487,837
3,888,628	[1,2]	Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008	3,888,628
		TOTAL	98,729,445
		TOTAL ASSET-BACKED SECURITIES	774,832,803
		CERTIFICATES OF DEPOSIT--10.0%
		Banking--10.0%
222,500,000		Banco Santander, S.A., 2.880% - 3.100%, 11/18/2008 - 1/20/2009	222,496,919
295,000,000		Bank of Montreal, 3.000% - 3.650%, 8/22/2008 - 7/24/2009	295,000,000
559,000,000		Barclays Bank PLC, 2.960% - 3.700%, 8/27/2008 - 6/12/2009	559,001,405
74,500,000		Calyon, Paris, 3.130%, 1/12/2009	74,500,000
170,000,000		Compass Bank, Birmingham, 2.740% - 2.850%, 10/3/2008 - 11/5/2008	170,000,000
142,500,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	142,500,000
300,000,000		DePfa Bank PLC, 2.890% - 3.150%, 9/10/2008 - 1/9/2009	300,000,000
100,000,000		Fifth Third Bank, Cincinnati, 2.820%, 11/25/2008	100,000,000
60,000,000		Marshall & Ilsley Bank, Milwaukee, 2.660%, 8/11/2008	60,000,000
175,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	175,000,535
30,000,000		Natixis, 3.190%, 10/15/2008	30,000,000
100,000,000		Regions Bank, Alabama, 2.760%, 11/14/2008	100,000,000
161,500,000		UBS AG, 2.870% - 3.780%, 10/15/2008 - 11/5/2008	161,500,000
169,300,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	169,300,000
		TOTAL CERTIFICATES OF DEPOSIT	2,559,298,859
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--15.3%
		Banking--15.0%
$95,000,000		BNP Paribas Securities Corp., 2.437%, 8/1/2008	$95,000,000
350,000,000		Barclays Capital, Inc., 2.357% - 2.437%, 8/1/2008	350,000,000
948,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	948,000,000
325,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	325,000,000
498,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	498,000,000
323,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	323,000,000
415,000,000		Natixis Financial Products Inc., 2.437% - 2.562%, 8/1/2008	415,000,000
350,000,000		RBC Capital Markets Corp., 2.387% - 2.537%, 8/1/2008	350,000,000
228,000,000		UBS Securities LLC, 2.471% - 3.092%, 8/1/2008 - 10/22/2008	228,000,000
300,000,000		Wachovia Securities, Inc., 3.042%, 10/14/2008 - 10/15/2008	300,000,000
		TOTAL	3,832,000,000
		Brokerage--0.3%
75,000,000		Goldman Sachs & Co., 2.471%, 8/1/2008	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,907,000,000
		COMMERCIAL PAPER--32.6% [3]
		Banking--5.8%
300,000,000		Citigroup Funding, Inc., 2.880% - 2.930%, 10/10/2008 - 10/23/2008	298,146,708
313,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950% - 3.200%, 8/8/2008 - 10/21/2008	311,080,006
165,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 3.090% - 3.130%, 1/20/2009 - 1/23/2009	162,528,201
82,758,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.650% - 2.820%, 9/12/2008 - 10/10/2008	82,408,432
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 2.750%, 8/7/2008	15,170,000
280,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 3.000%, 8/22/2008 - 10/2/2008	279,121,336
99,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	98,137,215
103,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800%, 10/20/2008	102,359,111
137,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	136,921,149
		TOTAL	1,485,872,158
		Finance - Automotive--4.3%
157,000,000		DRAC LLC, (A1+/P1 Series), 2.880% - 3.000%, 8/5/2008 - 9/23/2008	156,700,403
28,000,000		DRAC LLC, (A1/P1 Series), 2.800%, 8/27/2008	27,943,378
693,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.800% - 3.320%, 8/4/2008 - 1/23/2009	688,722,793
231,900,000		FCAR Auto Loan Trust, (A1/P1 Series), 2.610% - 3.210%, 9/19/2008 - 1/9/2009	229,492,849
		TOTAL	1,102,859,423
		Finance - Commercial--3.0%
332,022,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.800%, 8/12/2008 - 9/12/2008	331,388,566
426,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	424,446,582
		TOTAL	755,835,148
		Finance - Retail--19.5%
600,000,000	[1,2]	Alpine Securitization Corp., 2.580% - 2.800%, 8/5/2008 - 10/2/2008	598,405,944
521,000,000	[1,2]	Amsterdam Funding Corp., 2.600% - 2.770%, 8/26/2008 - 10/10/2008	519,065,962
852,120,000	[1,2]	Barton Capital LLC, 2.570% - 2.830%, 8/4/2008 - 11/4/2008	849,828,395
629,508,000	[1,2]	Chariot Funding LLC, 2.470% - 2.720%, 8/18/2008 - 10/24/2008	627,833,902
552,987,000	[1,2]	Enterprise Funding Co. LLC, 2.570% - 2.780%, 8/14/2008 - 8/22/2008	552,400,687
494,456,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550% - 2.770%, 8/26/2008 - 9/19/2008	493,117,275
600,000,000	[1,2]	Sheffield Receivables Corp., 2.520% - 2.800%, 8/14/2008 - 10/8/2008	598,154,264
290,000,000	[1,2]	Tulip Funding Corp., 2.630% - 2.770%, 8/6/2008 - 10/15/2008	289,242,847
449,331,000	[1,2]	Yorktown Capital LLC, 2.550% - 2.800%, 8/14/2008 - 10/14/2008	447,974,670
		TOTAL	4,976,023,946
		TOTAL COMMERCIAL PAPER	8,320,590,675
Principal Amount			Value
		CORPORATE BOND--0.1%
		Banking--0.1%
$15,500,000		Bank of America Corp., 5.875%, 2/15/2009	$15,697,461
		CORPORATE NOTES--0.6%
		Banking--0.3%
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	85,762,075
		Finance - Securities--0.3%
75,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	75,000,000
		TOTAL CORPORATE NOTES	160,762,075
		MUNICIPAL--0.2%
		Banking--0.2%
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 2.760%, 8/6/2008	54,600,000
		NOTES - VARIABLE--29.5% [4]
		Banking--18.3%
4,485,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	4,485,000
3,710,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,710,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 2.710%, 8/7/2008	3,165,000
3,335,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.000%, 8/7/2008	3,335,000
230,000,000	[1,2]	BNP Paribas SA, 2.460% - 2.719%, 8/19/2008 - 8/26/2008	230,000,000
5,260,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,260,000
238,000,000	[1,2]	Bank of Ireland, 2.468%- 2.666%, 8/15/2008 - 8/19/2008	238,000,000
150,000,000		Bank of Ireland, 2.991%, 10/22/2008	150,000,000
183,605,000		Bank of Montreal, 2.688% - 3.190%, 8/14/2008 - 10/31/2008	183,436,131
40,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	40,000,000
184,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	184,000,057
553,700,000		Bank of Scotland, Edinburgh, 2.541% - 2.994%, 8/1/2008 - 8/14/2008	553,700,068
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	8,830,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 2.540%, 8/6/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 2.563%, 8/6/2008	2,300,000
4,580,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	4,580,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 2.460%, 8/7/2008	15,000,000
13,290,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 2.860%, 8/7/2008	13,290,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	23,000,000
74,000,000		Calyon, Paris, 2.771%, 10/16/2008	73,893,506
14,935,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.250%, 8/7/2008	14,935,000
6,725,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 2.900%, 8/1/2008	6,725,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 2.650%, 8/6/2008	5,600,000
6,875,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	6,875,000
5,500,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	5,500,000
5,602,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	5,602,000
2,246,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	2,246,000
1,572,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	1,572,000
622,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	622,000
1,021,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.960%, 8/7/2008	1,021,000
1,644,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	1,644,000
1,088,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	1,088,000
2,214,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	2,214,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,514,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	$3,514,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.514%, 8/7/2008	2,350,000
8,150,000		Charter Lakes Capital LLC, (Series 2006-A), (U.S. Bank, N.A. LOC), 2.710%, 8/7/2008	8,150,000
9,450,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.310%, 8/1/2008	9,450,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.460%, 8/7/2008	695,000
730,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 2.650%, 8/6/2008	730,000
43,100,000		Comerica Bank, 2.150%, 8/1/2008	42,987,306
5,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.482%, 8/26/2008	4,999,911
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 2.510%, 8/7/2008	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	7,425,000
6,935,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	6,935,000
64,025,000		Cook County, IL, (Series 2002 A), 2.614%, 8/6/2008	64,025,000
23,050,000		Cooperative District of Prattville, Bass Pro Project (Series 2006), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	23,050,000
4,415,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/7/2008	4,415,000
6,745,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,745,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 2.550%, 8/7/2008	11,700,000
1,935,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	1,935,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,200,000
6,850,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 2.730%, 8/7/2008	6,850,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 2.650%, 8/1/2008	5,100,000
23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 2.760%, 8/7/2008	23,300,000
5,445,000	[1,2]	GDG Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	5,445,000
12,035,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	12,035,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.700%, 8/6/2008	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.650%, 8/6/2008	13,010,000
5,155,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,155,000
5,600,000		H & P Holdings LLC, (Series 2001), (Regions Bank, Alabama LOC), 2.710%, 8/6/2008	5,600,000
8,810,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	8,810,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,925,000
6,720,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 3.510%, 8/7/2008	6,720,000
8,155,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,155,000
4,480,000		J & E Land Co., (Series 2003), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	4,480,000
85,000,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	85,000,000
3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 2.660%, 8/6/2008	3,400,000
15,330,000		Janus Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	15,330,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 8/6/2008	6,000,000
2,665,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	2,665,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	1,575,000
4,585,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.250%, 8/1/2008	4,585,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	6,440,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	18,750,000
4,680,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.200%, 8/7/2008	4,680,000
11,000,000		Luxor Management Co., Inc., (Series 2008), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	11,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$420,000		Madison, WI Community Development Authority, (Series 1997-B) Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	$420,000
278,000,000		Marshall & Ilsley Bank, Milwaukee, 2.451% - 2.468%, 8/14/2008 - 8/26/2008	277,964,885
11,485,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 2.560%, 8/5/2008	11,485,000
4,170,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	4,170,000
1,612,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.960%, 8/7/2008	1,612,000
8,115,000		Mississippi Business Finance Corp., (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	8,115,000
3,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 2.650%, 8/7/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994) Georgia Gulf, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 2.540%, 8/6/2008	10,790,000
7,360,000		Mobile, AL Medical Clinic Board - Spring Hill, Spring Hill Medical Complex, Inc. 2003-A, (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	7,360,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	110,000,000
158,000,000		National City Bank, 2.408% - 2.715%, 8/1/2008 - 8/13/2008	158,000,000
58,000,000		Natixis, 2.991%, 10/1/2008	58,004,036
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.300%, 8/7/2008	900,000
4,975,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	4,975,000
11,415,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 2.550%, 8/7/2008	11,415,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.810%, 8/6/2008	79,800,000
4,240,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,240,000
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 2.750%, 8/7/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 2.650%, 8/6/2008	6,650,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 2.560%, 8/7/2008	9,705,000
7,000,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,000,000
17,815,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	17,815,000
4,050,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,050,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.450% - 2.471%, 8/1/2008 - 8/6/2008	168,999,096
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	220,000,000
45,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	45,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 2.460%, 8/1/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.460%, 8/7/2008	19,000,000
930,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.700%, 8/6/2008	930,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	11,100,000
18,960,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.970%, 8/7/2008	18,960,000
6,700,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 2.970%, 8/7/2008	6,700,000
50,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	50,000,000
10,640,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.000%, 8/7/2008	10,640,000
2,280,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.960%, 8/7/2008	2,280,000
885,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.900%, 8/7/2008	885,000
1,560,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.800%, 8/7/2008	1,560,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446%, 8/13/2008	115,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	75,000,000
5,475,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,475,000
217,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	217,000,000
100,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp. LOC), 3.276%, 9/15/2008 - 9/22/2008	100,000,000
12,035,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	12,035,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	1,100,000
1,213,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.990%, 8/7/2008	1,213,000
1,065,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/7/2008	1,065,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$352,732,000		Wachovia Bank N.A., 2.070% - 3.191%, 8/1/2008 - 10/27/2008	$352,658,445
9,490,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 2.560%, 8/7/2008	9,490,000
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.560%, 8/7/2008	8,985,000
4,415,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	4,415,000
		TOTAL	4,685,501,441
		Brokerage--4.9%
100,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	100,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	50,000,093
445,000,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/26/2008	445,000,000
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	109,500,000
533,800,000		Morgan Stanley, 2.230% - 2.550%, 8/1/2008 - 8/27/2008	533,800,074
		TOTAL	1,238,300,167
		Electrical Equipment--0.2%
2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.630%, 8/7/2008	2,090,000
50,926,133		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.710%, 8/4/2008	50,926,133
		TOTAL	53,016,133
		Electronics--0.5%
133,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	133,000,000
		Finance - Commercial--0.6%
125,000,000		General Electric Capital Corp., 2.481%, 8/11/2008	125,000,000
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	20,000,000
		TOTAL	145,000,000
		Finance - Securities--1.9%
200,500,000	[1,2]	Asscher Finance Corp., 2.070% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	200,497,760
180,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008 - 8/20/2008)	179,997,642
100,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008 (Final Maturity 8/18/2008)	99,999,073
		TOTAL	480,494,475
		Government Agency--0.2%
11,020,000		Capital Trust Agency, FL, (Federal National Mortgage Association LOC), 2.710%, 8/7/2008	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 2.590%, 8/7/2008	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 2.710%, 8/7/2008	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 2.570%, 8/7/2008	17,725,000
8,075,000		Sierra Land Co. LLC, (FHLB of Indianapolis LOC), 2.710%, 8/7/2008	8,075,000
		TOTAL	55,420,000
		Insurance--2.5%
50,000,000		Hartford Life Insurance Co., 2.852% - 3.173%, 8/1/2008 - 9/2/2008	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	80,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 2.772% - 3.121%, 8/19/2008 - 9/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 3.171% - 3.253%, 8/1/2008 - 10/1/2008	105,000,000
120,000,000		Monumental Life Insurance Co., 2.850% - 3.091%, 8/1/2008 - 10/1/2008	120,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.785%, 8/29/2008	25,000,000
55,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	55,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.984%, 8/11/2008	20,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 3.091%, 8/1/2008	125,000,000
		TOTAL	646,000,000
		Oil & Oil Finance--0.4%
100,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	100,000,000
		TOTAL NOTES - VARIABLE	7,536,732,216
Principal Amount or Shares			Value
		TIME DEPOSITS--4.0%
		Banking--4.0%
$190,000,000		Chase Bank USA, N.A., 2.188%, 8/1/2008	$190,000,000
75,000,000		Deutsche Bank AG, 2.188%, 8/1/2008	75,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 2.088%, 8/1/2008	250,000,000
300,000,000		RBS Citizens Bank N.A., 2.063%, 8/1/2008	300,000,000
200,000,000		Societe Generale, Paris, 2.168%, 8/1/2008	200,000,000
		TOTAL TIME DEPOSITS	1,015,000,000
		MUTUAL FUND--0.1%
20,059,291	[5]	DWS Money Market Trust, 2.560%	20,059,291
		REPURCHASE AGREEMENTS--4.5%
$749,999,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	749,999,000
50,000,000		Interest in $188,000,000 joint repurchase agreement 1.94%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $188,010,131 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2031 and the market value of those underlying securities was $191,763,728.	50,000,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $309,000,366.	300,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 2.04%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 11/17/2017 and the market value of that underlying security was $102,004,547.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	1,149,999,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	25,514,572,380
		OTHER ASSETS AND LIABILITIES - NET--0.1% [7]	34,628,039
		TOTAL NET ASSETS--100%	$25,549,200,419

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $9,233,978,602, which represented 36.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $8,938,921,625, which represented 35.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	50.0%
Variable Rate Demand Instruments	29.0%
Bank Instruments	14.1%
Repurchase Agreements	6.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.6%	[4]
8-30 Days	19.7%
31-90 Days	29.0%
91-180 Days	8.5%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.3% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Finance - Automotive--2.6%
$21,012,457	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$21,012,457
42,966,922	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	42,966,922
18,036,332	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	18,036,332
9,787,466	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	9,787,466
6,018,748	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	6,018,748
42,458,946		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.766%, 5/15/2009	42,458,946
154,097,979	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	154,097,979
30,631,900	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	30,631,900
22,000,000		Merrill Auto Trust Securitization 2008-1, Class A1, 2.917%, 8/17/2009	22,000,000
347,941		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	347,941
29,086,624		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	29,086,624
1,092,977		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	1,092,977
4,274,206		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	4,274,206
		TOTAL	381,812,498
		Finance - Equipment--0.3%
39,886,520	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	39,886,520
		TOTAL ASSET-BACKED SECURITIES	421,699,018
		CERTIFICATES OF DEPOSIT--12.1%
		Banking--12.1%
200,000,000		Banco Santander, SA, 3.100%, 1/9/2009 - 1/20/2009	200,000,000
200,000,000		Bank of Montreal, 3.000% - 3.600%, 8/22/2008 - 7/24/2009	200,000,000
195,000,000		Barclays Bank PLC, 2.960% - 3.700%, 8/27/2008 - 6/12/2009	195,001,405
50,000,000		Calyon, Paris, 3.130%, 1/12/2009	50,000,000
50,000,000		Comerica Bank, 2.780%, 11/17/2008	50,000,000
110,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	110,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
50,000,000		Huntington National Bank, Columbus, OH, 2.850%, 10/1/2008	50,000,000
62,000,000		Marshall & Ilsley Bank, Milwaukee, 2.660%, 8/11/2008	62,000,000
99,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	99,000,214
150,000,000		Natixis, 2.950% - 3.000%, 8/1/2008 - 10/20/2008	150,001,106
100,000,000		UBS AG, 3.780%, 10/15/2008	100,000,000
75,000,000		Wachovia Bank N.A., 3.150%, 1/7/2009	75,000,000
315,000,000		Wilmington Trust Co., 2.700% - 2.880%, 8/22/2008 - 10/14/2008	315,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,756,002,725
		COLLATERALIZED LOAN AGREEMENTS--19.4%
		Banking--11.4%
275,000,000		Barclays Capital, Inc., 2.357% - 3.000%, 8/1/2008 - 10/14/2008	275,000,000
400,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	400,000,000
155,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	155,000,000
100,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	100,000,000
120,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	120,000,000
100,000,000		Natixis Financial Products Inc., 2.563%, 8/1/2008	100,000,000
100,000,000		RBC Capital Markets Corp., 2.387%, 8/1/2008	100,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$110,000,000		UBS Securities LLC, 2.437% - 3.050%, 8/1/2008 - 10/22/2008	$110,000,000
285,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	285,000,000
		TOTAL	1,645,000,000
		Brokerage--8.0%
550,000,000		Lehman Brothers, Inc., 2.587%, 8/1/2008	550,000,000
105,000,000		Merrill Lynch & Co., Inc., 2.538%, 8/1/2008	105,000,000
297,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	297,000,000
210,000,000		Morgan Stanley & Co., Inc., 2.487%, 8/1/2008	210,000,000
		TOTAL	1,162,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,807,000,000
		COMMERCIAL PAPER--26.7% [3]
		Aerospace/Auto--0.7%
96,400,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 2.850% - 2.900%, 8/19/2008 - 9/9/2008	96,186,798
		Banking--1.9%
50,000,000		Citigroup Funding, Inc., 2.930%, 10/20/2008	49,674,444
43,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.100%, 8/18/2008	42,937,053
50,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	49,912,792
132,000,000		Societe Generale North America, Inc., 2.955% - 2.960%, 8/8/2008 - 8/14/2008	131,876,348
		TOTAL	274,400,637
		Conglomerate--0.9%
124,000,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.800% - 2.900%, 8/19/2008 - 10/6/2008	123,607,829
		Consumer Products--0.6%
47,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 2.970% - 3.000%, 8/28/2008 - 9/16/2008	46,848,497
35,000,000		Kellogg Co., 2.720%, 8/6/2008	34,986,778
		TOTAL	81,835,275
		Finance - Automotive--4.4%
202,000,000		DRAC LLC, (A1+/P1 Series), 2.970% - 3.100%, 8/1/2008 - 8/11/2008	201,942,083
310,700,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.820% - 3.230%, 10/15/2008 - 1/23/2009	308,087,131
130,500,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.070% - 3.160%, 8/15/2008 - 10/15/2008	130,231,019
		TOTAL	640,260,233
		Finance - Commercial--1.8%
136,000,000	[1,2]	Fairway Finance Co. LLC, 2.680% - 2.800%, 8/14/2008 - 10/10/2008	135,483,389
132,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	131,759,546
		TOTAL	267,242,935
		Finance - Retail--14.2%
75,000,000	[1,2]	Alpine Securitization Corp., 2.600%, 8/14/2008	74,929,583
125,000,000	[1,2]	Amsterdam Funding Corp., 2.700% - 2.740%, 9/17/2008 - 10/10/2008	124,424,167
604,825,000	[1,2]	Barton Capital LLC, 2.570% - 2.800%, 8/4/2008 - 10/8/2008	603,604,065
180,000,000	[1,2]	Chariot Funding LLC, 2.550% - 2.750%, 8/20/2008 - 9/18/2008	179,641,233
20,000,000	[1,2]	Enterprise Funding Co. LLC, 2.650%, 8/14/2008	19,980,861
57,151,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550%, 8/26/2008	57,049,795
194,227,000	[1,2]	Jupiter Securitization Company LLC, 2.600% - 2.750%, 9/9/2008 - 9/18/2008	193,594,927
212,000,000	[1,2]	Salisbury Receivables Company LLC, 2.700% - 2.800%, 8/12/2008 - 9/16/2008	211,543,788
278,000,000	[1,2]	Sheffield Receivables Corp., 2.550% - 3.050%, 8/7/2008 - 1/13/2009	276,811,628
70,000,000	[1,2]	Tulip Funding Corp., 2.630%, 8/6/2008	69,974,431
248,500,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.875%, 8/4/2008 - 10/20/2008	247,542,491
		TOTAL	2,059,096,969
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Food & Beverage--1.1%
$86,551,000	[1,2]	General Mills, Inc., 2.830% - 3.050%, 8/13/2008 - 9/15/2008	$86,236,951
11,000,000	[1,2]	H.J. Heinz Co., 2.900%, 8/14/2008	10,988,481
61,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 2.900%, 8/18/2008 - 9/2/2008	60,891,089
		TOTAL	158,116,521
		Pharmaceuticals and Health Care--0.1%
20,500,000	[1,2]	AstraZeneca PLC, 3.050%, 8/5/2008	20,493,053
		Publishing and Printing--1.0%
139,300,000	[1,2]	Gannett Co., Inc., 2.950% - 3.500%, 8/1/2008 - 10/15/2008	138,793,945
		TOTAL COMMERCIAL PAPER	3,860,034,195
		CORPORATE BOND--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,457,650
		CORPORATE NOTES--0.3%
		Banking--0.0%
6,500,000		Wells Fargo & Co., 3.551%, 5/1/2009	6,552,020
		Finance - Securities--0.3%
39,500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	39,500,000
		TOTAL CORPORATE NOTES	46,052,020
		LOAN PARTICIPATION--0.4%
		Chemicals--0.4%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 2.720%, 9/26/2008	50,000,000
		MUNICIPAL--0.1%
10,000,000		Lucas County, OH, 3.800%, 7/30/2009	10,026,057
		NOTES - VARIABLE--29.0% [4]
		Banking--19.4%
1,311,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	1,311,000
1,480,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,480,000
70,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 2.710%, 8/7/2008	70,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	85,000,000
1,350,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,350,000
42,000,000	[1,2]	BNP Paribas SA, 2.719%, 8/19/2008	42,000,000
75,000,000	[1,2]	Bank of Ireland, 2.666%, 8/15/2008	75,000,000
120,000,000		Bank of Ireland, 2.991%, 10/22/2008	120,000,000
100,000,000		Bank of Montreal, 2.889% - 3.190%, 10/10/2008 - 10/31/2008	100,002,543
35,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	35,000,000
68,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	68,000,000
315,000,000		Bank of Scotland, Edinburgh, 2.541% - 2.994%, 8/1/2008 - 8/12/2008	315,000,000
4,180,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.610%, 8/6/2008	4,180,000
6,515,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	6,515,000
395,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	395,000
1,160,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	1,160,000
10,485,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 2.760%, 8/7/2008	10,485,000
2,206,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.530%, 8/7/2008	2,206,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	12,000,000
20,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	20,000,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	8,260,000
1,210,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.551%, 8/7/2008	1,210,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,375,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 2.800%, 8/7/2008	$6,375,000
472,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	472,000
11,590,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.560%, 8/7/2008	11,590,000
4,535,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.560%, 8/6/2008	4,535,000
3,215,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	3,215,000
3,845,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.150%, 8/7/2008	3,845,000
3,780,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	3,780,000
4,590,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	4,590,000
3,135,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,135,000
5,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	5,750,000
685,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	685,000
6,220,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.284%, 8/7/2008	6,220,000
50,000,000		Credit Agricole SA, 3.031%, 9/22/2008	50,000,000
6,245,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.551%, 8/7/2008	6,245,000
4,485,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	4,485,000
22,640,000		Dynetics, Inc., Series 2004, (Compass Bank, Birmingham LOC), 2.460%, 8/7/2008	22,640,000
8,250,000		Effingham County, GA IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	8,250,000
1,875,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	1,875,000
2,525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	2,525,000
3,940,000		Escambia County Enviromental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.710%, 8/7/2008	3,940,000
14,165,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	14,165,000
2,885,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,885,000
1,595,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,595,000
7,955,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	7,955,000
10,120,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 3.400%, 8/7/2008	10,120,000
2,655,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	2,655,000
1,417,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,417,000
5,365,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	5,365,000
1,025,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	1,025,000
20,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.610%, 8/7/2008	20,000,000
1,585,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	1,585,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	920,000
2,905,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	2,905,000
17,390,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	17,390,000
1,995,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,995,000
625,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	625,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	11,950,000
4,045,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	4,045,000
16,000,000		Hodges Bonded Warehouse, Inc., (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.710%, 8/7/2008	16,000,000
50,000,000	[1,2]	ING Bank N.V., 3.059%, 9/26/2008	50,000,000
500,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	500,000
3,500,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,500,000
40,500,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	40,500,000
5,500,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	5,500,000
2,725,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	2,725,000
6,506,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 8/1/2008	6,506,290
6,000,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	6,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$705,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	$705,000
19,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	19,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	16,000,000
9,005,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,005,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 2.494%, 8/7/2008	24,800,000
9,930,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	9,930,000
3,815,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	3,815,000
5,050,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 3.380%, 8/7/2008	5,050,000
8,890,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	8,890,000
13,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.610%, 8/7/2008	13,000,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.564%, 8/7/2008	3,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	85,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	150,000,000
115,000,000		National City Bank, 2.408% - 2.715%, 8/1/2008 - 8/13/2008	115,000,000
25,000,000		Natixis, 2.991%, 10/1/2008	25,001,740
5,380,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,380,000
2,464,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	2,464,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	800,000
2,258,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,258,500
32,600,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 2.710%, 8/7/2008	32,600,000
845,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	845,000
8,500,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.150%, 8/7/2008	8,500,000
2,820,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	2,820,000
1,770,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	1,770,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.471%, 8/1/2008	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 2.519%, 8/11/2008	55,000,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 8/1/2008	85,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	40,000,000
16,055,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	16,055,000
10,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	10,000,000
12,325,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 2.800%, 8/7/2008	12,325,000
6,750,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	6,750,000
30,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	30,000,000
3,310,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 2.764%, 8/7/2008	3,310,000
6,170,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.564%, 8/7/2008	6,170,000
3,135,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	3,135,000
90,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446% - 3.150%, 8/13/2008 - 10/27/2008	90,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	65,000,000
2,430,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	2,430,000
4,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	4,530,000
9,255,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 8/1/2008	9,255,000
8,440,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.150%, 8/7/2008	8,440,000
10,895,000		Thayer Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	10,895,000
80,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	80,000,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.276%, 9/22/2008	10,000,000
33,445,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	33,445,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,000,000		Victory Storage Co., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	$5,000,000
1,425,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,425,000
9,605,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.150%, 8/7/2008	9,605,000
10,410,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 2.510%, 8/7/2008	10,410,000
4,040,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.750%, 8/7/2008	4,040,000
24,000,000		Wachovia Bank N.A., 3.191%, 10/6/2008	24,000,000
6,220,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	6,220,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	136,500,000
12,875,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	12,875,000
6,005,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/6/2008	6,005,000
7,735,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.510%, 8/7/2008	7,735,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.050%, 8/7/2008	8,375,000
		TOTAL	2,809,489,073
		Brokerage--3.7%
25,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	25,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	28,000,052
208,500,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/26/2008	208,500,000
279,000,000		Morgan Stanley, 2.230% - 2.611%, 8/1/2008 - 8/27/2008	279,000,000
		TOTAL	540,500,052
		Electronics--0.5%
65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	65,000,000
		Finance - Commercial--0.5%
73,570,000		General Electric Capital Corp., 2.170% - 2.481%, 8/1/2008 - 8/11/2008	73,531,209
		Finance - Retail--0.3%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.014%, 8/15/2008	43,000,000
		Finance - Securities--2.3%
150,000,000	[1,2]	Asscher Finance Corp., 2.656%, 8/15/2008 (Final Maturity 8/15/2008)	149,997,523
132,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.675%, 8/1/2008 - 8/20/2008 (Final Maturity 8/1/2008 - 8/20/2008)	132,497,928
50,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008 (Final Maturity 8/18/2008)	49,999,537
		TOTAL	332,494,988
		Government Agency--0.0%
4,155,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 2.500%, 8/7/2008	4,155,000
		Insurance--2.1%
85,000,000		Genworth Life Insurance Co., 3.082% - 3.134%, 8/11/2008 - 9/2/2008	85,000,000
15,000,000		Hartford Life Insurance Co., 3.173%, 8/1/2008	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 2.772% - 3.121%, 9/2/2008 - 9/28/2008	65,000,000
25,000,000		Metropolitan Life Insurance Co., 3.171%, 10/1/2008	25,000,000
55,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	55,000,000
55,000,000	[1,2]	Pacific Life Global Funding, 2.530% - 2.984%, 8/4/2008 - 8/11/2008	55,000,065
		TOTAL	300,000,065
		Oil & Oil Finance--0.2%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	22,000,000
		TOTAL NOTES - VARIABLE	4,190,170,387
		MUTUAL FUND--1.0%
150,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 2.558%	150,000,000
Principal Amount			Value
		TIME DEPOSITS--1.0%
		Banking--1.0%
$55,000,000		Toronto Dominion Bank, 2.188%, 8/1/2008	$55,000,000
95,000,000		WestLB AG, 2.188%, 8/1/2008	95,000,000
		TOTAL TIME DEPOSITS	150,000,000
		REPURCHASE AGREEMENTS--6.8%
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	500,000,000
400,217,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	400,217,000
81,000,000		Interest in $150,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,009,208 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2013 and the market value of those underlying securities was $153,764,303.	81,000,000
		TOTAL REPURCHASE AGREEMENTS	981,217,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	14,444,659,052
		OTHER ASSETS AND LIABILITIES - NET--0.1% [7]	19,429,653
		TOTAL NET ASSETS--100%	$14,464,088,705

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $4,548,561,992, which represented 31.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $4,335,196,556, which represented 30.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.6%
Municipal Notes	11.8%
Commercial Paper	0.8%
Other Assets and Liabilities--Net [2]	0.8%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.1%
8-30 Days	1.4%
31-90 Days	1.9%
91-180 Days	3.2%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Tax-Free Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.2% [1,2]
		Alabama--3.0%
$6,000,000		Alabama HFA MFH, (2000 Series A: Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 2.270%, 8/7/2008	$6,000,000
11,425,000	[3,4]	Alabama HFA Single Family, (PT-4601), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 8/7/2008	11,425,000
23,000,000		Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008	23,147,456
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.740%, 8/7/2008	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.540%, 8/7/2008	500,000
7,000,000		Birmingham, AL, Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 2.200%, 8/6/2008	7,000,000
5,890,000		Birmingham, AL, Medical Clinic Board, (Series 2001-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 8/7/2008	5,890,000
38,800,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 2.380%, 8/1/2008	38,800,000
18,000,000		Birmingham-St. Martin's, AL, Special Care Facilities Financing Authority, (Series 2007), Weekly VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC), 2.390%, 8/7/2008	18,000,000
5,935,000		Boaz, AL, IDB, (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 2.500%, 8/7/2008	5,935,000
15,285,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 2.350%, 8/7/2008	15,285,000
3,100,000		Columbia, AL, IDB, PCR (1995 Series E), Daily VRDNs (Alabama Power Co.), 2.300%, 8/1/2008	3,100,000
5,347,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	5,347,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A), Weekly VRDNs (Regions Bank, Alabama LOC), 2.290%, 8/7/2008	15,500,000
4,360,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	4,360,000
3,420,000		Huntsville, AL, Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005), Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	3,420,000
1,000,000		Jacksonville, AL, IDB, (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/7/2008	1,000,000
2,065,000		Legends Park Improvement District, AL, (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 2.470%, 8/7/2008	2,065,000
2,500,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	2,500,000
4,375,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	4,375,000
26,000,000		Mobile, AL, IDB, (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	26,000,000
12,000,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 2.390%, 8/7/2008	12,000,000
2,920,000		Montgomery, AL, Public Educational Building Authority, (Series 2006), Weekly VRDNs (Family Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	2,920,000
93,843,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 2.200%, 8/1/2008	93,843,000
6,640,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	6,640,000
20,000,000		Tuscaloosa County, AL, IDA, (Series 2008A: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	20,000,000
2,650,000		Tuscaloosa County, AL, Park & Recreation Authority, (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 2.310%, 8/7/2008	2,650,000
28,500,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.270%, 8/7/2008	28,500,000
15,950,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	15,950,000
		TOTAL	382,652,456
		Alaska--0.2%
20,000,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.990%, 8/6/2008	20,000,000
		Arizona--2.1%
23,000,000		Ak-Chin Indian Community, AZ, (Series 2008), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	23,000,000
6,900,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.300%, 8/6/2008	6,900,000
6,500,000		Arizona Board of Regents, (Series 2008A), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 2.150%, 8/6/2008	6,500,000
3,500,000		Arizona Board of Regents, (Series 2008B), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 2.150%, 8/6/2008	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$1,300,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.390%, 8/7/2008	$1,300,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	20,000,000
18,275,000		Arizona Health Facilities Authority, (2008 Series D), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	18,275,000
1,900,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	1,900,000
5,000,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 2.290%, 8/7/2008	5,000,000
3,550,000		Arizona Health Facilities Authority, (Series 2008), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 2.170%, 8/7/2008	3,550,000
700,000	[3,4]	Arizona State University, PUTTERs (Series 270), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF 7/1/2012@100), 2.340%, 8/7/2008	700,000
5,000,000		Glendale, AZ, IDA, (Series 2008), Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 2.260%, 8/7/2008	5,000,000
20,160,000		Maricopa County, AZ, (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC), 2.290%, 8/7/2008	20,160,000
2,690,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 2.300%, 8/7/2008	2,690,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/1/2008	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (Bank of America N.A. LIQ), 4.000%, 8/7/2008	4,675,000
6,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 2.190%, 8/6/2008	6,750,000
2,840,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	2,840,000
5,550,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.300%, 8/6/2008	5,550,000
13,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.280%, 8/7/2008	13,000,000
9,310,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	9,310,000
8,915,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2046), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	8,915,000
20,475,000		Scottsdale, AZ, IDA, (Series 2006C), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	20,475,000
30,000,000		Scottsdale, AZ, IDA, (Series 2006D), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	30,000,000
3,345,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 2.340%, 8/7/2008	3,345,000
6,330,000		Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	6,330,000
2,300,000		Yavapai, AZ, IDA, (Series 2008A), Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 2.400%, 8/7/2008	2,300,000
		TOTAL	266,965,000
		Arkansas--0.2%
20,255,000		Fayetteville, AR Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 2.270%, 8/7/2008	20,255,000
		California--1.0%
13,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), Daily VRDNs (Albert L. Schultz Jewish Community Center)/(LaSalle Bank, N.A. LOC), 2.310%, 8/1/2008	13,000,000
17,265,000		California Health Facilities Financing Authority, (Series 2003C), Weekly VRDNs (Stanford Hospital & Clinics)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/6/2008	17,265,000
10,500,000		California Health Facilities Financing Authority, (Series 2008 A-2), Weekly VRDNs (Stanford Hospital & Clinics)/(Bank of America N.A. LOC), 2.100%, 8/6/2008	10,500,000
14,500,000		California Infrastructure & Economic Development Bank, (Series 2008D), Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 1.900%, 8/1/2008	14,500,000
21,825,000		California Municipal Finance Authority, (Series 2007A), Weekly VRDNs (Pacific Institute)/(California Bank & Trust LOC), 2.270%, 8/7/2008	21,825,000
8,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-3), Daily VRDNs (Bank of New York LOC), 1.900%, 8/1/2008	8,000,000
20,340,000		California Statewide Communities Development Authority, (Series 2007), Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 2.100%, 8/7/2008	20,340,000
16,520,000		Eden Township, CA, Healthcare District, (Series 2004), Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 2.150%, 8/7/2008	16,520,000
6,500,000		Los Angeles, CA, Wastewater System, Subordinate Revenue Bonds (Series 2008-H), Weekly VRDNs (Bank of America N.A. LOC), 2.140%, 8/7/2008	6,500,000
		TOTAL	128,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--0.7%
$9,100,000		Aurora, CO, (Series 2008B), Weekly VRDNs (The Children's Hospital Association)/(Allied Irish Banks PLC LOC), 2.000%, 8/7/2008	$9,100,000
4,835,000		Base Village, CO, Metropolitan District No. 2, (Series 2008A), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	4,835,000
6,510,000		Base Village, CO, Metropolitan District No. 2, (Series 2008B), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	6,510,000
15,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008), Weekly VRDNs (Compass Bank, Birmingham LOC), 2.250%, 8/6/2008	15,000,000
9,390,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.480%, 8/7/2008	9,390,000
12,800,000		Colorado Educational & Cultural Facilities Authority, (Series 2008), Daily VRDNs (YMCA of the Rockies)/(Bank of America N.A. LOC), 2.200%, 8/1/2008	12,800,000
10,000,000		Colorado Educational & Cultural Facilities Authority, (Series 2008), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.480%, 8/7/2008	10,000,000
2,455,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 3.200%, 8/7/2008	2,455,000
8,625,000		Commerce City, CO, Northern Infrastructure General Improvement District, (Series 2008), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	2,800,000
		TOTAL	93,515,000
		Delaware--0.6%
66,675,000		Delaware EDA, (Series 1985B), Weekly VRDNs (Hospital Billing & Collection Service Ltd)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 8/6/2008	66,675,000
7,375,000	[3,4]	Delaware State, PUTTERs (Series 2633), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	7,375,000
		TOTAL	74,050,000
		District of Columbia--1.2%
19,405,000		District of Columbia, (Series 2001C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.200%, 8/7/2008	19,405,000
4,285,000		District of Columbia, (Series 2008A), Weekly VRDNs (Allied Irish Banks PLC LOC), 2.200%, 8/7/2008	4,285,000
15,610,000		District of Columbia, (Series 2008B), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	15,610,000
40,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	40,056,846
4,910,000		District of Columbia, Revenue Bonds, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/1/2008	4,910,000
7,500,000		District of Columbia, Revenue Bonds, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	7,500,000
1,700,000		District of Columbia, Revenue Bonds, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	1,700,000
6,730,000		District of Columbia, Revenue Bonds, (Series 2008), Weekly VRDNs (Center for Strategic & International Studies, Inc.)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	6,730,000
15,000,000		District of Columbia, Revenue Bonds, (Series 2008), Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/7/2008	15,000,000
31,000,000		District of Columbia, Revenue Bonds, (Series 2008a), Weekly VRDNs (Pew Charitable Trusts)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	31,000,000
		TOTAL	146,196,846
		Florida--6.2%
14,490,000		Brevard County, FL, Health Facilities Authority, Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	14,490,000
5,400,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 2.210%, 8/6/2008	5,400,000
21,300,000		Broward County, FL, School District, COP (Series 2004D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	21,300,000
9,945,000		Charlotte County, FL, (Series 2003B), Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 2.500%, 8/7/2008	9,945,000
33,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	33,536,533
7,000,000		Coconut Creek, FL, (Series 2007), Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.320%, 8/7/2008	7,000,000
7,250,000		Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 2.350%, 8/6/2008	7,250,000
7,700,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	7,700,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2006), Weekly VRDNs (Jacksonville University Project)/(Regions Bank, Alabama LOC), 2.140%, 8/7/2008	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008), Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	$13,000,000
31,745,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.450%, 8/7/2008	31,745,000
9,480,000	[3,4]	Florida State Board of Education Capital Outlay, ROCs (Series 1014), Weekly VRDNs (Florida State)/(Citigroup, Inc. LIQ), 2.240%, 8/7/2008	9,480,000
42,995,000	[3,4]	Florida State Board of Education, (MT-582), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 8/7/2008	42,995,000
555,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049) VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.500%, 8/7/2008	555,000
5,690,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1150), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/7/2008	5,690,000
15,270,000	[3,4]	Florida State Board of Education, PZ-198, Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	15,270,000
30,560,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 2.03% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	30,560,000
5,000,000		Highlands County, FL, Health Facilities Authority, (Series 2004A), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.200%, 8/7/2008	5,000,000
14,265,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.290%, 8/7/2008	14,265,000
5,165,000		Highlands County, FL, Health Facilities Authority, (Series 2006B-3), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.200%, 8/7/2008	5,165,000
3,140,000		Highlands County, FL, Health Facilities Authority, 5.25% Bonds (Adventist Health System)/(United States Treasury PRF 11/15/2008@101), 11/15/2013	3,194,262
2,295,000		Hillsborough County, FL, IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,295,000
9,600,000		Hillsborough County, FL, IDA, (Series 2008B), Weekly VRDNs (University Community Hospital)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	9,600,000
34,070,000		JEA, FL, Electric System, (Series Three 2008B-1: Senior Revenue Bonds), Weekly VRDNs (Dexia Credit Local LIQ), 2.180%, 8/6/2008	34,070,000
22,135,000		JEA, FL, Electric System, (Series Three 2008B-2: Senior Revenue Bonds), Weekly VRDNs (Dexia Credit Local LIQ), 2.180%, 8/6/2008	22,135,000
15,000,000		JEA, FL, Electric System, (Series Three 2008C-1: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.000%, 8/7/2008	15,000,000
15,000,000		JEA, FL, Electric System, (Series Three 2008C-2: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.000%, 8/7/2008	15,000,000
11,405,000		JEA, FL, Electric System, (Series Three 2008C-3: Senior Revenue Bonds), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.000%, 8/7/2008	11,405,000
16,695,000		JEA, FL, Electric System, (Series Three 2008C-4: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.000%, 8/7/2008	16,695,000
50,000,000		JEA, FL, Electric System, (Series Three 2008D-1), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.150%, 8/6/2008	50,000,000
15,300,000		JEA, FL, Electric System, (Series Three 2008D-2), Weekly VRDNs (Fortis Bank SA/NV LIQ), 2.150%, 8/6/2008	15,300,000
10,200,000		JEA, FL, Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.160%, 8/6/2008	10,200,000
4,260,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 2.170%, 8/7/2008	4,260,000
2,500,000		Jacksonville, FL, Transportation Authority, Transportation Revenue Bonds (Series 2008B), Weekly VRDNs (Dexia Credit Local LIQ), 2.180%, 8/7/2008	2,500,000
13,100,000		Lee County, FL, IDA, (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	13,100,000
790,000		Miami, FL, Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998), Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 2.170%, 8/6/2008	790,000
5,000,000		Miami-Dade County, FL, IDA, (Series 2005), Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 2.460%, 8/7/2008	5,000,000
13,650,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 8/7/2008	13,650,000
9,990,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.500%, 8/1/2008	9,990,000
13,185,000		North Broward Florida Hospital District, (Series 2005A), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	13,185,000
22,580,000		North Broward Florida Hospital District, (Series 2007), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	22,580,000
17,100,000		North Broward Florida Hospital District, (Series 2008A), Weekly VRDNs (TD Banknorth N.A. LOC), 2.200%, 8/7/2008	17,100,000
5,700,000		Orange County, FL, IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,700,000
5,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E), Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,500,000
5,250,000		Orange County, FL, Health Facilities Authority, (Series 2008G), Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 2.160%, 8/6/2008	5,250,000
11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.760%, 8/7/2008	11,300,000
25,000,000		Orlando, FL, Utilities Commission, (Series 1996A), 4.10% TOBs, Mandatory Tender 10/1/2008	25,031,596
20,000,000		Orlando, FL, Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	20,608,016
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 2.240%, 8/7/2008	5,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$15,715,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.170%, 8/7/2008	$15,715,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 2.290%, 8/7/2008	6,410,000
3,735,000		Pasco County, FL, Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.450%, 8/1/2008	3,735,000
11,000,000		Pinellas County, FL, Educational Facilities Authority, (Series 2007), Weekly VRDNs (Shorecrest Preparatory School)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	11,000,000
4,500,000		Pinellas County, FL, Educational Facilities Authority, Revenue and Revenue Refunding Bonds (Series 2007), Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	4,500,000
12,530,000		Santa Rosa County, FL, Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 2.200%, 8/7/2008	12,530,000
14,625,000		Sarasota County, FL, Public Hospital District, (Series 2007B), Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 8/1/2008	14,625,000
13,280,000	[3,4]	Tallahassee, FL, Energy System, Solar Eclipse (Series 2007-078), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	13,280,000
5,195,000	[3,4]	Tampa Bay, FL, Water Utility System, Variable Rate Certificates (Series 2001-N), Weekly VRDNs (Bank of America N.A. LIQ), 4.000%, 8/7/2008	5,195,000
16,325,000		Tampa, FL, (Series 2007), Weekly VRDNs (DACCO, Inc.)/(Wachovia Bank N.A. LOC), 2.170%, 8/7/2008	16,325,000
13,000,000		Tohopekaliga, FL, Water Authority, (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 2.230%, 8/7/2008	13,000,000
2,125,000		Venice, FL, Health Care Revenue Bonds, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	2,125,000
		TOTAL	791,725,407
		Georgia--2.6%
10,100,000		Athens-Clarke County, GA, IDA, (Series 2003), Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 2.180%, 8/1/2008	10,100,000
8,970,000		Athens-Clarke County, GA, IDA, (Series B), Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 2.180%, 8/1/2008	8,970,000
9,500,000		Atlanta, GA, Development Authority, (Series 2007), Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	9,500,000
60,730,000		Atlanta, GA, Water & Wastewater, (Series 2001 B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.400%, 8/7/2008	60,730,000
4,760,000		Augusta, GA, HFA, (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 2.240%, 8/7/2008	4,760,000
5,900,000		Burke County, GA, Development Authority, (First Series 1997), Daily VRDNs (Georgia Power Co.), 2.180%, 8/1/2008	5,900,000
5,000,000		Clayton County, GA, Development Authority, (Series 2007), Weekly VRDNs (DACC Public Purpose Corporation II)/(Dexia Credit Local LOC), 2.260%, 8/7/2008	5,000,000
5,450,000		Columbus, GA, Development Authority, (Series 2005A), Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	5,450,000
7,795,000		Coweta County, GA, Development Authority, (First Series 2006), Daily VRDNs (Georgia Power Co.), 2.220%, 8/1/2008	7,795,000
10,000,000		Dalton, GA, Development Authority, (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	10,000,000
2,000,000		DeKalb County, GA, Development Authority, (Series 2007), Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,000,000
12,950,000		DeKalb County, GA, MFH Authority, (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 2.200%, 8/7/2008	12,950,000
1,383,000	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1906), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.460%, 8/7/2008	1,383,000
1,551,500	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1907), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.460%, 8/7/2008	1,551,500
10,620,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.390%, 8/7/2008	10,620,000
2,600,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	2,600,000
5,235,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,235,000
4,500,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,500,000
8,740,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (Mt. Pisgah Christian School, Inc.)/(Bank of North Georgia LOC), 2.390%, 8/7/2008	8,740,000
9,000,000		Fulton County, GA, Development Authority, (Series 2007), Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	9,000,000
15,000,000		Fulton County, GA, Development Authority, (Series 2008), Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 2.170%, 8/6/2008	15,000,000
6,820,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	6,820,000
8,660,000		Georgia Ports Authority, (Series 2006), Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 2.200%, 8/6/2008	8,660,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$13,504,000		Georgia State, (Series 2006 H-1), Weekly VRDNs (Dexia Credit Local LIQ), 2.200%, 8/7/2008	$13,504,000
12,000,000		Georgia State, (Series 2006 H-3), Weekly VRDNs (Dexia Credit Local LIQ), 1.990%, 8/7/2008	12,000,000
17,220,000	[3,4]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	17,220,000
7,000,000		Gwinnett County, GA, Development Authority, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.170%, 8/6/2008	7,000,000
1,800,000		Heard County, GA, Development Authority PCRB, (First Series 1996), Daily VRDNs (Georgia Power Co.), 2.220%, 8/1/2008	1,800,000
6,000,000		Monroe County, GA, Development Authority, (Second Series 2006), Daily VRDNs (Georgia Power Co.), 2.220%, 8/1/2008	6,000,000
3,500,000		Richmond County, GA, Development Authority, (Series 2008A), Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 2.400%, 8/6/2008	3,500,000
10,000,000		Richmond County, GA, Development Authority, (Series 2008B), Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 2.400%, 8/6/2008	10,000,000
5,700,000		Savannah, GA, EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,700,000
19,245,000		Savannah, GA, EDA, (Series 2008A: University Village), Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	19,245,000
22,975,000		Savannah, GA, EDA, (Series 2008B: Indigo Pointe), Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.150%, 8/7/2008	22,975,000
		TOTAL	336,208,500
		Hawaii--0.8%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 2.280%, 8/7/2008	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 2.290%, 8/7/2008	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/ (JPMorgan Chase & Co. LOC), 2.290%, 8/7/2008	58,325,000
9,905,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	9,905,000
9,370,000	[3,4]	Honolulu, HI, City & County Wastewater System, PUTTERs (Series 1997), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.490%, 8/7/2008	9,370,000
1,645,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (Citigroup, Inc. LIQ), 2.500%, 8/7/2008	1,645,000
		TOTAL	102,200,000
		Idaho--0.6%
15,700,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008M), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	15,709,304
32,100,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	32,121,958
27,000,000		Idaho State, 3.00% TANs, 6/30/2009	27,309,745
		TOTAL	75,141,007
		Illinois--7.7%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 2.320%, 8/7/2008	12,410,000
24,340,000		Chicago, IL, Board of Education, (Series 2004C-2), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 2.400%, 8/7/2008	24,340,000
41,520,000	[3,4]	Chicago, IL, Board of Education, (Series 2008-C6), 2.03% TOBs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	41,520,000
19,995,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 2997), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	19,995,000
20,425,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (Assured Guaranty Corp. INS)/(Citigroup, Inc. LIQ), 2.270%, 8/7/2008	20,425,000
32,250,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 2.450%, 8/6/2008	32,250,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.240%, 8/7/2008	9,500,000
50,000,000	[3,4]	Chicago, IL, DFA Municpal Trust (Series 2008-26), Weekly VRDNs (Chicago, IL O'Hare International Airport)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	50,000,000
8,800,000	[3,4]	Chicago, IL, ROCs (Series 10275), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.380%, 8/7/2008	8,800,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/7/2008	7,185,000
2,760,000	[3,4]	DuPage & Cook Counties, IL, Community United School District No. 205, ROCs (Series 1073), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	2,760,000
11,165,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	11,165,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 2.200%, 8/7/2008	3,900,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 2.400%, 8/1/2008	6,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$2,310,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 2.400%, 8/1/2008	$2,310,000
5,030,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 8/7/2008	5,030,000
2,200,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 3.200%, 8/7/2008	2,200,000
1,340,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris, N.A. LOC), 3.200%, 8/7/2008	1,340,000
22,800,000		Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 2.100%, 8/1/2008	22,800,000
3,700,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/6/2008	3,700,000
16,700,000		Illinois Educational Facilities Authority, (Series B-2), 1.85% TOBs (University of Chicago), Mandatory Tender 7/28/2009	16,700,000
5,620,000		Illinois Finance Authority, (Series 2004), Weekly VRDNs (Riverside Health Systems)/(JPMorgan Chase Bank, N.A. LOC), 2.140%, 8/6/2008	5,620,000
22,500,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 2.130%, 8/7/2008	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 2.450%, 8/6/2008	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Erikson Institute)/(LaSalle Bank, N.A. LOC), 2.200%, 8/7/2008	18,000,000
15,985,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Holy Cross Hospital)/(LaSalle Bank, N.A. LOC), 2.290%, 8/7/2008	15,985,000
100,425,000		Illinois Finance Authority, (Series 2007C), Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 8/7/2008	100,425,000
60,075,000		Illinois Finance Authority, (Series 2007F), Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 2.500%, 8/6/2008	60,075,000
8,500,000		Illinois Finance Authority, (Series 2008A), Weekly VRDNs (Swedish Covenant Hospital)/(Allied Irish Banks PLC LOC), 2.250%, 8/7/2008	8,500,000
19,000,000		Illinois Finance Authority, (Series 2008B), Weekly VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/6/2008	19,000,000
18,500,000		Illinois Finance Authority, (Series 2008D), Weekly VRDNs (Children's Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 8/7/2008	18,500,000
12,000,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	12,000,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C), Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.270%, 8/7/2008	19,570,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 8/6/2008	70,145,000
41,700,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997), Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 2.220%, 8/7/2008	41,700,000
30,000,000		Illinois State Toll Highway Authority, (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	30,000,000
53,000,000		Illinois State Toll Highway Authority, (2008 Series A-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/7/2008	53,000,000
40,000,000		Illinois State Toll Highway Authority, (Series 2007 A-2), Weekly VRDNs (Dexia Credit Local LIQ), 2.200%, 8/7/2008	40,000,000
12,900,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 2754), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.440%, 8/7/2008	12,900,000
59,485,000		Illinois State, Weekly VRDNs (DePfa Bank PLC LIQ), 2.230%, 8/6/2008	59,485,000
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 2.210%, 8/7/2008	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	10,815,000
6,590,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26), 2.00% TOBs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), Optional Tender 3/11/2009	6,590,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.640%, 8/7/2008	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), Weekly VRDNs (Deutsche Bank AG LIQ), 2.250%, 8/7/2008	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A), Weekly VRDNs (West Haven Properties Partnership)/(LaSalle Bank, N.A. LOC), 2.230%, 8/6/2008	8,470,000
		TOTAL	979,085,000
		Indiana--2.8%
3,910,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank LOC), 2.390%, 8/7/2008	3,910,000
13,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	13,026,129
10,000,000		Elkhart, IN, Community Schools, 2.00% TANs, 12/31/2008	10,006,105
14,930,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank N.V. LOC), 2.290%, 8/7/2008	14,930,000
10,500,000		Indiana Bond Bank, (Series 2008A), Weekly VRDNs (Tri-County Conservancy District)/(Huntington National Bank, Columbus, OH LOC), 2.600%, 8/7/2008	10,500,000
35,300,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B), Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	35,300,000
5,700,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 8/7/2008	5,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$40,200,000		Indiana Health & Educational Facility Financing Authority, (Series 2006C), Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(FSA INS)/ (Wells Fargo Bank, N.A. LIQ), 2.800%, 8/6/2008	$40,200,000
10,000,000	[3,4]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,005,077
165,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 8/7/2008	165,000
7,205,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 8/7/2008	7,205,000
11,220,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 8/7/2008	11,220,000
5,750,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 2.950%, 8/7/2008	5,750,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A), Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.310%, 8/7/2008	25,985,000
69,265,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank, DFA Municipal Trust (Series 2008-45), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	69,265,000
29,700,000		Indianapolis, IN, MFH, (Series 2007: Lake Nora & Fox Club Projects), Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 2.200%, 8/7/2008	29,700,000
6,770,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 2.340%, 8/7/2008	6,770,000
1,540,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank LOC), 3.150%, 8/7/2008	1,540,000
23,630,000		Lawrence, IN, Economic Development Revenue Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.290%, 8/7/2008	23,630,000
13,555,000		Richmond, IN, Hospital Authority, (Series 2005A), Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.800%, 8/6/2008	13,555,000
1,795,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 2.290%, 8/6/2008	1,795,000
7,640,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank LOC), 3.000%, 8/7/2008	7,640,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 2.360%, 8/7/2008	4,000,000
6,695,000		Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 2.310%, 8/7/2008	6,695,000
		TOTAL	358,492,311
		Iowa--1.2%
14,180,000		Iowa Finance Authority, (Series 2006), Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 2.290%, 8/7/2008	14,180,000
9,100,000		Iowa Finance Authority, (Subseries 2005A-1), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 2.450%, 8/6/2008	9,100,000
22,000,000		Iowa Finance Authority, (Subseries 2008A-1), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.450%, 8/6/2008	22,000,000
30,000,000		Iowa Finance Authority, (Subseries 2008A-2), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.750%, 8/6/2008	30,000,000
9,725,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	9,729,589
11,850,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	11,855,991
60,000,000		Iowa Higher Education Loan Authority, (Series 2008), Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 2.160%, 8/7/2008	60,000,000
		TOTAL	156,865,580
		Kansas--0.2%
9,200,000		Topeka, KS, 3.39% BANs, 11/1/2008	9,200,424
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 2.340%, 8/7/2008	10,195,000
		TOTAL	19,395,424
		Kentucky--0.6%
20,080,000		Floyd County, KY, (Series 2007A), Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 8/7/2008	20,080,000
5,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.390%, 8/1/2008	5,000,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--continued
$8,925,000		Kentucky Economic Development Finance Authority, (Series 2007), Weekly VRDNs (Christian Care Communities, Inc.)/(National City Bank LOC), 3.250%, 8/7/2008	$8,925,000
19,250,000		Madisonville, KY, Hospital Revenue Bonds, (Series 2006), Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	19,250,000
7,975,000		Russell, KY, Revenue Bonds, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	7,975,000
8,555,000		Warren County, KY, (Series 2008), Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/ (Branch Banking & Trust Co. LIQ), 2.290%, 8/7/2008	8,555,000
5,000,000		Williamstown, KY, (2008 Series A), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.430%, 8/1/2008	5,000,000
		TOTAL	82,285,000
		Louisiana--2.0%
22,000,000	[3,4]	Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	22,000,000
100,000,000		Lake Charles, LA Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 9/15/2008	100,000,000
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 2.250%, 8/6/2008	7,200,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 2.250%, 8/6/2008	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 2.250%, 8/6/2008	3,350,000
14,900,000	[3,4]	Louisiana Local Government Environmental Facilities Community Development Authority, PUTTERs (Series 2733), Weekly VRDNs (Westlake Chemical Corp.)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	14,900,000
25,000,000		Louisiana Public Facilities Authority, Daily VRDNs (Air Products & Chemicals, Inc.), 2.350%, 8/1/2008	25,000,000
11,000,000		Louisiana Public Facilities Authority, Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	11,000,000
8,600,000		Louisiana Public Facilities Authority, (Series 2008A), Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/7/2008	8,600,000
26,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (Citibank NA, New York LIQ), 3.050%, 8/7/2008	26,000,000
5,775,000	[3,4]	Louisiana State, (MT-190), Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen LIQ), 2.450%, 8/7/2008	5,775,000
14,200,000		St. James Parish, LA, (Series 2008), Weekly VRDNs (NuStar Logistics, LP)/(SunTrust Bank LOC), 2.200%, 8/6/2008	14,200,000
7,800,000		St. Tammany Parish Development District, LA, (Series 2008: Gulf Opportunity Zone Revenue Bonds-Tammany Middle Project), Weekly VRDNs (Bruno Wink LLC)/(Whitney National Bank LOC), 2.550%, 8/7/2008	7,800,000
		TOTAL	249,825,000
		Maine--0.1%
5,750,000		Maine Finance Authority, (Series 2008), Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank N.A. LOC), 2.230%, 8/7/2008	5,750,000
3,405,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	3,405,000
		TOTAL	9,155,000
		Maryland--1.9%
2,265,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	2,265,000
1,450,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 2.310%, 8/7/2008	1,450,000
5,775,000		Easton, MD, (Series 2008A), Weekly VRDNs (William Hill Manor Facility)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,775,000
4,430,000		Howard County, MD, Revenue Bonds, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/5/2008	4,430,000
940,000		Howard County, MD, Revenue Bonds, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.450%, 8/1/2008	940,000
10,570,000		Howard County, MD, Revenue Bonds, (Series 2008), Weekly VRDNs (Glenelg Country School, Inc.)/(PNC Bank, N.A. LOC), 2.310%, 8/1/2008	10,570,000
1,170,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 2.170%, 8/6/2008	1,170,000
1,200,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	1,200,000
16,200,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 2.300%, 8/7/2008	16,200,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 2.350%, 8/1/2008	2,185,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$1,523,500		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/5/2008	$1,523,500
43,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.050%, 8/6/2008	43,600,000
6,400,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.290%, 8/6/2008	6,400,000
280,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 2.400%, 8/5/2008	280,000
4,825,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	4,825,000
4,700,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 2.170%, 8/6/2008	4,700,000
22,325,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.360%, 8/1/2008	22,325,000
6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A), Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 2.200%, 8/7/2008	6,935,000
10,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	10,500,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,000,000
2,620,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 2.310%, 8/1/2008	2,620,000
2,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,000,000
8,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Frederick Memorial Hospital)/(Branch Banking & Trust Co. LOC), 2.350%, 8/6/2008	8,000,000
8,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Howard County General Hospital, Inc.)/(PNC Bank, N.A. LOC), 2.130%, 8/7/2008	8,000,000
2,615,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 2.350%, 8/1/2008	2,615,000
7,415,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/6/2008	7,415,000
385,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	385,000
10,775,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	10,775,000
3,995,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 2.410%, 8/7/2008	3,995,000
11,120,000		Montgomery County, MD, EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	11,120,000
18,000,000		Montgomery County, MD, EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	18,000,000
4,225,000	[3,4]	Montgomery County, MD, EDA, Term Tender Custodial Receipts (Series 2008K), 2.70% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	4,226,883
1,889,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.450%, 8/5/2008	1,889,000
3,335,000		Montgomery County, MD, Housing Opportunities Commission, (Series 2008-A), Weekly VRDNs (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	3,335,000
1,350,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 2.050%, 8/1/2008	1,350,000
1,755,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.500%, 8/5/2008	1,755,000
3,220,000	[3,4]	Prince Georges County, MD, PUTTERs (Series 2573), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	3,220,000
		TOTAL	242,974,383
		Massachusetts--3.0%
7,500,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 1.950%, 8/7/2008	7,500,000
5,355,000		Commonwealth of Massachusetts, (Series A), 5.50% Bonds (MBIA Insurance Corp. INS), 2/1/2009	5,451,333
4,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A), Daily VRDNs (Dexia Credit Local LIQ), 2.550%, 8/1/2008	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$9,500,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B), Daily VRDNs (Bank of America N.A. LIQ), 2.550%, 8/1/2008	$9,500,000
27,893,000		Gloucester, MA, 4.00% BANs, 9/19/2008	27,910,310
23,310,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-025), Weekly VRDNs (Dexia Credit Local LIQ), 2.250%, 8/7/2008	23,310,000
20,983,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-027), Weekly VRDNs (Dexia Credit Local LIQ), 2.250%, 8/7/2008	20,983,000
18,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 8/6/2008	18,500,000
17,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 8/6/2008	17,500,000
30,000,000		Massachusetts HEFA, (Series 2004D), Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.740%, 8/7/2008	30,000,000
15,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.200%, 8/6/2008	15,170,000
2,690,000		Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.200%, 8/6/2008	2,690,000
22,810,000		Massachusetts HEFA, (Series 2008G), Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	22,810,000
20,000,000		Massachusetts HEFA, (Series A), Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/7/2008	20,000,000
8,000,000		Massachusetts HEFA, (Series EE), 1.43% CP (Harvard University), Mandatory Tender 8/7/2008	8,000,000
5,540,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 2.220%, 8/7/2008	5,540,000
10,245,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	10,245,000
11,200,000		Massachusetts School Building Authority, (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	11,200,000
45,975,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2038), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.590%, 8/7/2008	45,975,000
18,595,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/7/2008	18,595,000
14,595,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/6/2008	14,595,000
4,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 2.230%, 8/7/2008	4,800,000
9,150,000	[3,4]	Massachusetts Water Resources Authority, PUTTERs (Series 2794), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.440%, 8/7/2008	9,150,000
15,000,000		Weston, MA, 3.00% BANs, 2/6/2009	15,037,774
10,000,000		Weymouth, MA, 4.00% BANs, 9/18/2008	10,005,818
		TOTAL	378,468,235
		Michigan--3.9%
15,845,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2005-2), Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	15,845,000
6,700,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B), Weekly VRDNs (RBS Citizens Bank N.A. LOC), 2.110%, 8/7/2008	6,700,000
8,450,000	[3,4]	Detroit, MI, City School District, MERLOTS (Series 2006-B27), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.490%, 8/6/2008	8,450,000
23,935,000	[3,4]	Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.260%, 8/7/2008	23,935,000
3,620,000	[3,4]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	3,620,000
7,497,000	[3,4]	Detroit, MI, Sewage Disposal System, Floater Certificates (Series 2008-2721), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 2.290%, 8/7/2008	7,497,000
4,995,000	[3,4]	Detroit, MI, Water Supply System, (PT-3903), Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 8/7/2008	4,995,000
1,350,000	[3,4]	Detroit, MI, Water Supply System, PUTTERs (Series 2877), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.640%, 8/7/2008	1,350,000
10,705,000	[3,4]	Grand Rapids & Kent County, MI, Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(JPMorgan Chase & Co. LIQ), 2.250%, 8/6/2008	10,705,000
500,000		Jackson County, MI, Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.900%, 8/7/2008	500,000
5,000,000		Jackson County, MI, Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 2.900%, 8/7/2008	5,000,000
51,490,000		Kalamazoo, MI, Hospital Finance Authority, (Series 2006), Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 2.800%, 8/6/2008	51,490,000
8,995,000	[3,4]	Kent County, MI, Airport Revenue, (Series 1998-118), Weekly VRDNs (Kent County, MI)/(Morgan Stanley LIQ), 2.260%, 8/7/2008	8,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$4,645,000		Lenawee County, MI, Hospital Finance Authority, (Series 2008C), Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 2.400%, 8/6/2008	$4,645,000
1,595,000		Macomb County, MI, Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 2.100%, 8/1/2008	1,595,000
18,000,000		Michigan Higher Education Facilities Authority, (Series 2008A), Weekly VRDNs (Thomas M. Cooley Law School)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	18,000,000
7,000,000		Michigan Higher Education Facilities Authority, (Series 2008B), Weekly VRDNs (Thomas M. Cooley Law School)/(RBS Citizens Bank N.A. LOC), 2.140%, 8/7/2008	7,000,000
25,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	25,010,253
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 2.170%, 8/7/2008	5,000,000
96,635,000		Michigan State Hospital Finance Authority, (Series 2007), Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 8/6/2008	96,635,000
6,200,000		Michigan State Hospital Finance Authority, (Series 2008 B-8), Weekly VRDNs (Ascension Health Credit Group), 2.110%, 8/6/2008	6,200,000
5,500,000		Michigan State Hospital Finance Authority, (Series 2008), Weekly VRDNs (Ascension Health Credit Group), 2.110%, 8/6/2008	5,500,000
4,000,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	4,000,000
6,600,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	6,602,955
21,225,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	21,234,905
24,900,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008X), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	24,916,996
9,485,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/ (FNMA LOC), 2.190%, 8/7/2008	9,485,000
8,000,000		Michigan State Strategic Fund, (Series 2003), Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 2.280%, 8/7/2008	8,000,000
61,300,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,404,920
23,480,000	[3,4]	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.640%, 8/7/2008	23,480,000
2,580,000		Michigan Strategic Fund, Weekly VRDNs (Goodwill Industries of Northern Michigan, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.650%, 8/7/2008	2,580,000
4,700,000		Michigan Strategic Fund, (Series 2008), Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.150%, 8/6/2008	4,700,000
3,095,000		Regents of University of Michigan, (Series 2005B), Weekly VRDNs (University of Michigan Health System), 2.100%, 8/7/2008	3,095,000
3,000,000		Regents of University of Michigan, (Series 2007B), Weekly VRDNs (University of Michigan Health System), 1.950%, 8/7/2008	3,000,000
		TOTAL	491,167,029
		Minnesota--3.0%
1,975,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 2.440%, 8/7/2008	1,975,000
5,000,000		Bloomington, MN, (Series 2008), Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 2.350%, 8/7/2008	5,000,000
2,600,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 2.270%, 8/7/2008	2,600,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 2.200%, 8/7/2008	4,550,000
23,640,000	[3,4]	Hennepin County, MN, Sales Tax Revenue Fund: First Lien, Wells Fargo State Trust (Series 2008-8C), Weekly VRDNs (Wells Fargo & Co. LIQ), 2.280%, 8/7/2008	23,640,000
2,200,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 2.260%, 8/7/2008	2,200,000
9,100,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 2.190%, 8/7/2008	9,100,000
30,000,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (2008 Series B-1), Weekly VRDNs (Allina Health System, MN)/(Bank of New York LOC), 2.200%, 8/6/2008	30,000,000
19,750,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series 2004B), Daily VRDNs (Children's Hospitals & Clinics)/(FSA INS)/(U.S. Bank, N.A. LIQ), 2.370%, 8/1/2008	19,750,000
15,000,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series 2008 B-2), Weekly VRDNs (Allina Health System, MN)/(Bank of New York LOC), 2.450%, 8/6/2008	15,000,000
13,250,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (Societe Generale, Paris LIQ), 2.200%, 8/6/2008	13,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$28,225,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 2.370%, 8/1/2008	$28,225,000
8,285,000	[3,4]	Minnesota Public Facilities Authority, (PT-4208), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	8,285,000
2,145,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.260%, 8/7/2008	2,145,000
1,815,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.260%, 8/7/2008	1,815,000
4,700,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 2.260%, 8/7/2008	4,700,000
10,700,000	[3,4]	Minnesota State, (Series 2008-2863), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	10,700,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	3,500,000
8,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2007), 4.50% TANs (GTD by Minnesota State), 8/28/2008	8,004,892
3,575,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 2.400%, 8/1/2008	3,575,000
28,500,000		Robbinsdale, MN, (Series 2008A-2), Daily VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 2.220%, 8/1/2008	28,500,000
16,000,000		Rochester, MN, Health Care Facility Authority, (Series 2000A), 1.68% CP (Mayo Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 8/12/2008	16,000,000
25,000,000		Rochester, MN, Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 1.950%, 8/6/2008	25,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series 2002A, Remarketed 4/16/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 1.950%, 8/6/2008	10,000,000
1,000,000		Rochester, MN, Health Care Facility Authority, (Series 2002B Remarketed 4/16/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 1.950%, 8/6/2008	1,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series A), Weekly VRDNs (Mayo Foundation) /(Wells Fargo Bank, N.A. LIQ), 1.950%, 8/6/2008	10,000,000
6,000,000		Rochester, MN, Health Care Facility Authority, (Series B), Weekly VRDNs (Mayo Foundation)/(Northern Trust Co., Chicago, IL LIQ), 1.950%, 8/6/2008	6,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series D), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/30/2009	10,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series E), 1.68% TOBs (Mayo Foundation), Mandatory Tender 5/17/2009	10,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 2.220%, 8/7/2008	13,000,000
28,500,000		Southern Minnesota Municipal Power Agency, 1.73% CP, Mandatory Tender 11/7/2008	28,500,000
4,775,000	[3,4]	St. Paul, MN, Housing & Redevelopment Authority, ROCs (Series 569CE), Weekly VRDNs (Health East, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 8/7/2008	4,775,000
3,245,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 2.260%, 8/7/2008	3,245,000
2,165,000		St. Paul, MN, Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 2.250%, 8/6/2008	2,165,000
4,895,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs), 2.230%, 8/6/2008	4,895,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 2.310%, 8/7/2008	3,165,000
		TOTAL	374,259,892
		Mississippi--1.4%
21,330,000		Mississippi Business Finance Corp., (Series 2000-A), Weekly VRDNs (Jackson Medical Mall Foundation)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 8/7/2008	21,330,000
2,400,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 2.270%, 8/7/2008	2,400,000
31,725,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 2.390%, 8/1/2008	31,725,000
30,000,000		Mississippi Business Finance Corp., (Series 2007D), Daily VRDNs (Chevron Corp.)/(GTD by Chevron Corp.), 2.200%, 8/1/2008	30,000,000
7,765,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	7,765,000
6,235,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153), 3.60% TOBs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	6,235,000
22,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2008B), Weekly VRDNs (Department of Corrections East Mississippi Correctional Facility)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	22,000,000
30,000,000	[3,4]	Mississippi Housing Finance Corp., MERLOTS (Series 2008-C50), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	30,000,000
25,000,000	[3,4]	Mississippi State, (Series 2007), Weekly VRDNs (Bank of America N.A. LOC), 2.150%, 8/6/2008	25,000,000
		TOTAL	176,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--0.8%
$16,900,000	[3,4]	Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	$16,900,000
13,855,000	[3,4]	Greene County, MO, Reorganized School District No. 2, (PT-4339), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.340%, 8/7/2008	13,855,000
7,500,000		Missouri State HEFA, (Series 2005C-2), Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	7,500,000
19,215,000		Missouri State HEFA, (Series 2005C-4), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	19,215,000
6,500,000		Missouri State HEFA, (Series 2005D-1), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.400%, 8/6/2008	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	12,400,000
20,000,000		Missouri State HEFA, (Subseries 2005A-2), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	20,000,000
10,445,000	[3,4]	St. Louis, MO, (PT-3584), Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.250%, 8/7/2008	10,445,000
		TOTAL	106,815,000
		Montana--0.1%
16,000,000		Richland County, MT, (Series 2006), Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 2.300%, 8/7/2008	16,000,000
		Multi State--0.6%
56,117,444	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.440%, 8/7/2008	56,117,444
13,495,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF 7/1/2012@100), 2.290%, 8/7/2008	13,495,000
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	3,485,000
2,400,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.490%, 8/7/2008	2,400,000
2,925,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	2,925,000
		TOTAL	78,422,444
		Nebraska--0.1%
9,750,000		Nebraska Educational Finance Authority, (Series 2008), Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 2.050%, 8/1/2008	9,750,000
		Nevada--1.0%
6,500,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 2.160%, 8/6/2008	6,500,000
35,700,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 2.160%, 8/6/2008	35,700,000
14,350,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3), Weekly VRDNs (Bayerische Landesbank LOC), 2.160%, 8/6/2008	14,350,000
19,395,000	[3,4]	Clark County, NV, (PZ-287), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	19,395,000
9,585,000	[3,4]	Clark County, NV, PUTTERs (Series 2113), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.590%, 8/7/2008	9,585,000
17,700,000		Reno, NV, Hospital Revenue Bonds, (Series 2008A), Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 2.250%, 8/7/2008	17,700,000
21,400,000		Reno, NV, Hospital Revenue Bonds, (Series 2008B), Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 2.390%, 8/6/2008	21,400,000
		TOTAL	124,630,000
		New Hampshire--0.6%
71,190,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.750%, 8/7/2008	71,190,000
		New Jersey--3.1%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT), (Series 2007-20), Weekly VRDNs (AMBAC, FSA INS and State Street Bank and Trust Co. LIQs), 2.640%, 8/7/2008	21,000,000
10,985,000		East Brunswick Township, NJ, 2.00% BANs, 2/19/2009	11,006,462
9,755,000		East Rutherford Borough, NJ, 3.60% BANs, 11/14/2008	9,760,949
8,900,000		Harrison Township, NJ, (Series A), 4.00% BANs, 10/17/2008	8,908,130
9,000,000		Hazlet Township, NJ, 4.00% BANs, 8/1/2008	9,000,000
11,053,682		Holmdel Township, NJ, 3.25% BANs, 1/9/2009	11,074,950
10,000,000		Monroe Township (Middlesex County), NJ, 2.25% BANs, 2/12/2009	10,023,504
13,369,611		Mount Laurel Township, NJ, (Series 2007F), 3.60% BANs, 10/31/2008	13,376,044
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$10,900,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3535), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	$10,900,000
13,655,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3859), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	13,655,000
6,362,500	[3,4]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 2008-2540), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.660%, 8/7/2008	6,362,500
71,750,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.370%, 8/7/2008	71,750,000
15,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-447), Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.310%, 8/7/2008	15,000,000
9,975,000	[3,4]	New Jersey State, PUTTERs (Series 2779), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	9,975,000
13,642,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	13,668,062
38,000,000		Readington Township, NJ, 2.00% BANs, 2/5/2009	38,038,257
14,154,750		Stafford Township, NJ, (Series 2007B), 3.25% BANs, 8/29/2008	14,157,403
32,520,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.290%, 8/7/2008	32,520,000
19,325,000	[3,4]	Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C73), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF), 2.240%, 8/6/2008	19,325,000
16,750,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 2.290%, 8/7/2008	16,750,000
35,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	35,253,243
		TOTAL	391,504,504
		New Mexico--0.5%
58,235,000		New Mexico State Hospital Equipment Loan Council, (Series 2005A), Weekly VRDNs (Presbyterian Healthcare Services)/(FSA INS)/(Citibank NA, New York LIQ), 2.350%, 8/7/2008	58,235,000
		New York--4.2%
80,345,000		Metropolitan Transportation Authority, NY, (Series 2002B), Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/7/2008	80,345,000
17,165,000		Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(GTD by WestLB AG LIQ), 2.450%, 8/7/2008	17,165,000
78,800,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.200%, 8/6/2008	78,800,000
8,300,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.100%, 8/1/2008	8,300,000
23,000,000		New York City, NY, Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.950%, 8/7/2008	23,000,000
25,000,000		New York City, NY, Municipal Water Finance Authority, (Series 6), 1.70% CP, Mandatory Tender 8/6/2008	25,000,000
350,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.110%, 8/6/2008	350,000
16,000,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series B), Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 1.950%, 8/1/2008	16,000,000
36,000,000		New York City, NY, Transitional Finance Authority, (Series 1999A-1), Weekly VRDNs (GTD by WestLB AG LIQ), 2.110%, 8/6/2008	36,000,000
17,215,000		New York City, NY, (2004 Series H-5), Weekly VRDNs (Dexia Credit Local LOC), 2.110%, 8/6/2008	17,215,000
9,000,000		New York City, NY, (Fiscal 1994 Series H-3), Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 2.150%, 8/1/2008	9,000,000
14,500,000		New York City, NY, (Fiscal 1994 Series H-4), Weekly VRDNs (KBC Bank N.V. LIQ), 2.150%, 8/6/2008	14,500,000
12,330,000		New York City, NY, (Fiscal 2008 Subseries J-10), Weekly VRDNs (BNP Paribas SA LIQ), 1.950%, 8/7/2008	12,330,000
12,500,000		New York City, NY, (Fiscal 2008 Subseries J-11), Weekly VRDNs (KBC Bank N.V. LIQ), 1.950%, 8/7/2008	12,500,000
30,000,000	[3,4]	New York City, NY, (ROCs Series 251), Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 2.290%, 8/7/2008	30,000,000
22,900,000		New York State Dormitory Authority, (Series 2006A), Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 2.050%, 8/6/2008	22,900,000
20,120,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2B), Weekly VRDNs (New York State)/ (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/7/2008	20,120,000
15,050,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds, Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 2.450%, 8/6/2008	15,050,000
3,135,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2006-2104), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.360%, 8/7/2008	3,135,000
10,000,000		New York State Urban Development Corp., (Subseries2008A-2), Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 8/7/2008	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$25,000,000		New York State Urban Development Corp., (Subseries2008A-4), Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 8/7/2008	$25,000,000
20,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	20,006,539
20,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.360%, 8/7/2008	20,700,000
21,615,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B), Weekly VRDNs (Dexia Credit Local LIQ), 2.060%, 8/6/2008	21,615,000
		TOTAL	539,031,539
		North Carolina--1.2%
8,000,000		Charlotte, NC, Water & Sewer System, 2.25% CP (DePfa Bank PLC LIQ), Mandatory Tender 8/6/2008	8,000,000
23,535,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J), Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.100%, 8/7/2008	23,535,000
17,055,000		Guilford County, NC, (Series 2007B), Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 8/7/2008	17,055,000
11,900,000		Mecklenburg County, NC, (Series 2004B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.120%, 8/7/2008	11,900,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	5,000,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,160,000
5,000,000		North Carolina Medical Care Commission, (Series 2005), Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2005B), Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,000,000
8,300,000		North Carolina Medical Care Commission, (Series 2006), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 2.270%, 8/7/2008	8,300,000
30,705,000		North Carolina Medical Care Commission, (Series 2007), Weekly VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 2.140%, 8/7/2008	30,705,000
10,000,000		North Carolina Medical Care Commission, (Series 2008), Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.250%, 8/6/2008	10,000,000
15,000,000		North Carolina State, (Series 2002B), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.100%, 8/6/2008	15,000,000
13,270,000		North Carolina State, (Series 2002D), Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.100%, 8/6/2008	13,270,000
		TOTAL	156,925,000
		Ohio--6.7%
3,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 2.280%, 8/7/2008	3,175,000
2,680,000		Allen County, OH, (Series 2008C), Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 2.100%, 8/1/2008	2,680,000
3,000,000		Allen County, OH, (Series 2008D), Weekly VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 2.300%, 8/6/2008	3,000,000
5,000,000		Allen County, OH, (Series 2008E), Weekly VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 2.350%, 8/6/2008	5,000,000
9,995,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.290%, 8/7/2008	9,995,000
172,210,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.310%, 8/7/2008	172,210,000
9,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, Floater Certificate (Series 2006-2251), Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.440%, 8/7/2008	9,000,000
3,750,000		Butler County, OH, 4.05% BANs, 9/7/2008	3,751,794
3,275,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.240%, 8/7/2008	3,275,000
7,150,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 2.250%, 8/7/2008	7,150,000
3,980,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 2.210%, 8/7/2008	3,980,000
4,890,000		Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 2.950%, 8/7/2008	4,890,000
9,850,000		Cuyahoga County, OH, Hospital Authority, Weekly VRDNs (MetroHealth System)/(National City Bank LOC), 2.950%, 8/7/2008	9,850,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 2.240%, 8/7/2008	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 2.240%, 8/7/2008	3,900,000
6,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 2.400%, 8/7/2008	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$4,440,000		Elyria, OH, (Series 2), 4.00% BANs, 10/2/2008	$4,442,753
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.650%, 8/7/2008	7,485,000
2,755,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	2,755,000
2,795,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 2.260%, 8/7/2008	2,795,000
7,145,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 2.250%, 8/7/2008	7,145,000
5,930,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 8/7/2008	5,930,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 2.240%, 8/7/2008	14,705,000
8,520,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	8,520,000
27,500,000		Franklin County, OH Health Care Facilities, (Series 2006A), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.150%, 8/7/2008	27,500,000
2,965,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.150%, 8/7/2008	2,965,000
8,470,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.150%, 8/7/2008	8,470,000
10,000,000		Franklin County, OH, Hospital Facility Authority, (Series 2008B), Weekly VRDNs (Nationwide Children's Hospital), 2.130%, 8/7/2008	10,000,000
20,000,000		Franklin County, OH, Hospital Facility Authority, (Series 2008C), Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	20,000,000
21,000,000		Franklin County, OH, Hospital Facility Authority, (Series 2008D), Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	21,000,000
23,855,000		Franklin County, OH, Hospital Facility Authority, (Series F), Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	23,855,000
25,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008L), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	25,011,791
23,150,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	23,157,769
5,505,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	5,505,000
5,000,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007M), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.060%, 8/7/2008	5,000,000
4,615,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007N), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/7/2008	4,615,000
28,390,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 2.230%, 8/7/2008	28,390,000
20,500,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.230%, 8/7/2008	20,500,000
4,900,000		Highland County, OH, Joint Hospital District, (Series 2007), Weekly VRDNs (Key Bank, N.A. LOC), 2.280%, 8/7/2008	4,900,000
6,380,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank LOC), 2.950%, 8/7/2008	6,380,000
35,000,000		Lancaster, OH, Port Authority, (Series 2008) Gas Supply Revenue, Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 2.260%, 8/7/2008	35,000,000
6,160,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 2.480%, 8/7/2008	6,160,000
4,105,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.460%, 8/7/2008	4,105,000
4,470,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.460%, 8/7/2008	4,470,000
7,000,000		Lucas County, OH, HDA, (Series A), Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 2.400%, 8/6/2008	7,000,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 2.340%, 8/7/2008	7,400,000
10,535,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.240%, 8/7/2008	10,535,000
3,500,000		Lucas County, OH, (Series 1), 4.25% BANs, 9/18/2008	3,501,546
8,515,000		Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 2.240%, 8/7/2008	8,515,000
1,090,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.490%, 8/7/2008	1,090,000
2,250,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 2.130%, 8/6/2008	2,250,000
33,895,000	[3,4]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 2.230%, 8/7/2008	33,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$11,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008AB), 2.75% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/6/2008	$11,007,277
15,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	15,008,985
14,850,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	14,858,951
10,800,000		New Albany, OH, Community Authority, (Series C), Weekly VRDNs (Key Bank, N.A. LOC), 2.250%, 8/7/2008	10,800,000
48,000,000		Ohio State Air Quality Development Authority, (Series 2006-A), Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.190%, 8/6/2008	48,000,000
10,700,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 2.220%, 8/7/2008	10,700,000
990,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.160%, 8/7/2008	990,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (Morgan Stanley LIQ), 2.760%, 8/7/2008	5,695,000
6,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B), Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/ (Barclays Bank PLC LOC), 2.150%, 8/6/2008	6,650,000
2,569,000		Pepper Pike, OH, (Series 2), 4.15% BANs, 9/18/2008	2,570,297
6,030,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 2.260%, 8/7/2008	6,030,000
11,155,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/ (Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 2.130%, 8/6/2008	11,155,000
4,490,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH, LOC), 2.410%, 8/7/2008	4,490,000
2,860,000		Sandusky, OH, 4.25% BANs, 10/22/2008	2,864,639
5,230,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/ (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/7/2008	5,230,000
1,780,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 2.480%, 8/7/2008	1,780,000
5,070,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.360%, 8/7/2008	5,070,000
9,205,000		University of Cincinnati, OH, (Series E), 2.75% BANs, 7/21/2009	9,295,327
3,415,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.450%, 8/7/2008	3,415,000
660,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 2.210%, 8/7/2008	660,000
6,440,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 8/7/2008	6,440,000
		TOTAL	850,516,129
		Oklahoma--0.4%
1,400,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	1,400,000
7,575,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 2.270%, 8/7/2008	7,575,000
6,500,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 2.250%, 8/7/2008	6,500,000
6,670,000		Oklahoma State Turnpike Authority, (Series 2006B), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.000%, 8/7/2008	6,670,000
18,810,000		Oklahoma State Turnpike Authority, (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.000%, 8/7/2008	18,810,000
15,800,000		Oklahoma State Turnpike Authority, (Series 2006D), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.110%, 8/7/2008	15,800,000
		TOTAL	56,755,000
		Oregon--0.8%
16,000,000		Oregon Facilities Authority, (Series 2008A), Weekly VRDNs (PeaceHealth)/(U.S. Bank, N.A. LOC), 2.000%, 8/7/2008	16,000,000
9,000,000		Oregon Facilities Authority, (Series 2008D), Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 2.000%, 8/7/2008	9,000,000
70,000,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	70,815,850
		TOTAL	95,815,850
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--7.0%
$5,780,000		Adams County, PA, IDA, (Series 2007), Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 2.260%, 8/7/2008	$5,780,000
10,000,000	[3,4]	Allegheny County, PA, HDA, PUTTERs (Series 2327), Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	10,000,000
1,295,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.290%, 8/7/2008	1,295,000
2,430,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 2.230%, 8/7/2008	2,430,000
3,200,000		Beaver County, PA, IDA, (Series 2006-A), Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 2.150%, 8/1/2008	3,200,000
24,235,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 2.130%, 8/6/2008	24,235,000
42,185,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.170%, 8/6/2008	42,185,000
6,100,000		Berks County, PA, Municipal Authority, (Series A of 2008), Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 2.170%, 8/7/2008	6,100,000
3,000,000		Chester County, PA, IDA, (Series 2008A), Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 2.240%, 8/7/2008	3,000,000
1,740,000		Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 2.220%, 8/6/2008	1,740,000
4,496,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.310%, 8/7/2008	4,496,000
2,500,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 2.300%, 8/7/2008	2,500,000
22,500,000		Cumberland County, PA, Municipal Authority, (Series 2008B), Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 2.140%, 8/7/2008	22,500,000
2,805,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 3.000%, 8/7/2008	2,805,000
14,000,000		Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/1/2008	14,000,000
13,310,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.260%, 8/7/2008	13,310,000
11,700,000		Doylestown Hospital Authority, PA, (Series 2008B), Weekly VRDNs (Doylestown Hospital)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	11,700,000
5,500,000		Easton Area School District, PA, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	5,500,000
8,255,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.310%, 8/7/2008	8,255,000
2,375,000		Lancaster, PA, Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.390%, 8/6/2008	2,375,000
5,855,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 2.150%, 8/7/2008	5,855,000
48,290,000		Lehigh County, PA, General Purpose Authority, (Series B), Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 2.100%, 8/1/2008	48,290,000
6,705,000		Lehigh County, PA, General Purpose Authority, (Series C of 2008), Daily VRDNs (Lehigh Valley Health Network)/(Bank of America N.A. LOC), 2.200%, 8/1/2008	6,705,000
8,330,000		Luzerne County, PA, Convention Center, (Series A of 1998), Weekly VRDNs (PNC Bank, N.A. LOC), 2.170%, 8/7/2008	8,330,000
6,100,000		Montgomery County, PA, IDA, PCR (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 2.190%, 8/6/2008	6,100,000
14,410,000		Moon, PA, IDA, Providence Point (Series 2007), Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 2.000%, 8/7/2008	14,410,000
2,300,000		North Penn, PA, Water Authority, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	2,300,000
1,200,000		Pennsylvania EDFA, (Series 1995 B), Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 2.240%, 8/6/2008	1,200,000
500,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/ (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	500,000
2,780,000		Pennsylvania HFA, (Series 2008B), Weekly VRDNs (Bank of America N.A. LIQ), 2.200%, 8/6/2008	2,780,000
10,255,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted), Weekly VRDNs (Bank of America N.A. LIQ), 2.200%, 8/6/2008	10,255,000
43,645,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted), Weekly VRDNs (Bank of America N.A. LIQ), 2.200%, 8/6/2008	43,645,000
30,000,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A), Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.000%, 8/7/2008	30,000,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.220%, 8/7/2008	7,900,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 2.160%, 8/7/2008	3,000,000
12,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008), Weekly VRDNs (St. Joseph's University)/(Allied Irish Banks PLC LOC), 1.950%, 8/6/2008	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$5,520,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.190%, 8/7/2008	$5,520,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	9,000,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,004,352
5,340,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016), Weekly VRDNs (Philadelphia, PA, School District)/ (FSA INS)/ (Dexia Credit Local LIQ), 2.390%, 8/7/2008	5,340,000
40,000,000		Pennsylvania State Turnpike Commission, (Series B-1 of 2008), Weekly VRDNs (Bank of America N.A. LOC), 2.170%, 8/7/2008	40,000,000
13,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	13,000,000
4,750,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 2.160%, 8/7/2008	4,750,000
3,100,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	3,100,000
58,000,000		Philadelphia, PA, Authority for Industrial Development, (Series 2007B), Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 2.130%, 8/7/2008	58,000,000
17,140,000		Philadelphia, PA, Authority for Industrial Development, (Series 2008), Weekly VRDNs (Philadelphia Museum of Art)/(Citizens Bank of Pennsylvania LOC), 1.950%, 8/6/2008	17,140,000
29,880,000		Philadelphia, PA, Authority for Industrial Development, (Series 2008), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 2.260%, 8/7/2008	29,880,000
76,105,000		Philadelphia, PA, Gas Works, (Sixth Series 1998 General Ordinance), Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 2.550%, 8/7/2008	76,105,000
2,430,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2003), Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.220%, 8/7/2008	2,430,000
8,700,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series C of 2008), Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 2.000%, 8/1/2008	8,700,000
5,000,000		Philadelphia, PA, School District, (Series 2008 A-2), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	5,000,000
24,900,000		Philadelphia, PA School District, (Series 2008 B-3), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.100%, 8/7/2008	24,900,000
5,200,000		Philadelphia, PA, School District, (Series 2008 D-1), Weekly VRDNs (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	5,200,000
40,450,000		Philadelphia, PA, Water & Wastewater System, (Series 2003), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	40,450,000
108,495,000		Pittsburgh, PA, Water & Sewer Authority, (Series B of 2008) (First Lien Bonds), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.510%, 8/7/2008	108,495,000
2,500,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	2,500,000
10,000,000		Southcentral PA, General Authority, (Series 2008), Weekly VRDNs (York County, PA)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	10,000,000
6,680,000		State Public School Building Authority, PA, (Series 2008), Weekly VRDNs (South Park School District)/(FSA INS)/(PNC Bank, N.A. LIQ), 2.500%, 8/7/2008	6,680,000
5,500,000		Wallingford Swarthmore, PA, School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	5,500,000
6,800,000		Washington County, PA, Hospital Authority, (Series 2008A), Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	6,800,000
4,000,000		Westmoreland County, PA, IDA, (Series 2005C), Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	4,000,000
		TOTAL	893,170,352
		Rhode Island--0.1%
10,120,000		Tiverton, RI, (Series 2), 2.75% BANs, 7/2/2009	10,179,123
		South Carolina--1.6%
5,882,500	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.310%, 8/7/2008	5,882,500
5,000,000		Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, (Series 2005A), Weekly VRDNs (Allen University)/(National Bank of South Carolina LOC), 2.390%, 8/7/2008	5,000,000
18,900,000		Piedmont Municipal Power Agency, SC, (Series 2008B), Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.300%, 8/7/2008	18,900,000
11,500,000		Piedmont Municipal Power Agency, SC, (Series 2008C), Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.200%, 8/7/2008	11,500,000
4,800,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 2.250%, 8/7/2008	4,800,000
12,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 2.390%, 8/7/2008	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$9,110,000		South Carolina Jobs-EDA, (Series 2006B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	$9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008), Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 2.200%, 8/7/2008	8,410,000
4,300,000		South Carolina Jobs-EDA, (Series 2008), Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,300,000
9,600,000		South Carolina Jobs-EDA, (Series 2008A), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	9,600,000
13,000,000		South Carolina Jobs-EDA, (Series 2008A), Weekly VRDNs (Palmetto Health Alliance)/(Bank of America N.A. LOC), 2.350%, 8/6/2008	13,000,000
16,460,000		South Carolina Jobs-EDA, (Series 2008B), Weekly VRDNs (Palmetto Health Alliance)/(Bank of America N.A. LOC), 2.350%, 8/6/2008	16,460,000
17,685,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	17,701,157
13,500,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-1), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/6/2008	13,500,000
12,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-2), Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.350%, 8/6/2008	12,000,000
20,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.150%, 8/6/2008	20,000,000
20,125,000		Spartanburg County, SC, Health Services District, Inc., (Series 2008B), Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.300%, 8/6/2008	20,125,000
		TOTAL	202,288,657
		Tennessee--1.5%
6,100,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 2.970%, 8/7/2008	6,100,000
15,045,000		Chattanooga, TN, Health & Housing Facility Board, (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 2.270%, 8/7/2008	15,045,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 2.200%, 8/6/2008	4,100,000
11,345,000	[3,4]	Chattanooga, TN, IDB, PUTTERs (Series 2055), Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	11,345,000
6,150,000		Hendersonville, TN, IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	6,150,000
7,890,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	7,890,000
4,300,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2008A), Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 2.270%, 8/6/2008	4,300,000
8,000,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2008B), Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 2.250%, 8/6/2008	8,000,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 2.280%, 8/7/2008	8,450,000
6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A), Weekly VRDNs (Societe Generale, Paris LOC), 2.200%, 8/6/2008	6,400,000
1,190,000		Sevier County, TN, Public Building Authority, (Series IV-A-2), Daily VRDNs (Sevier County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	1,190,000
1,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-12), Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	1,000,000
2,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	2,000,000
4,100,000		Sevier County, TN, Public Building Authority, (Series IV-C-3), Daily VRDNs (Cleveland, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	4,100,000
10,000,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007), Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	10,000,000
7,225,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007A), Weekly VRDNs (Trezevant Manor)/(LaSalle Bank, N.A. LOC), 2.240%, 8/7/2008	7,225,000
13,200,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2008), Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	13,200,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3907), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	34,995,000
8,835,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-4386), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	8,835,000
4,390,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	4,390,000
22,900,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC), 2.210%, 8/7/2008	22,900,000
		TOTAL	187,615,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--13.5%
$5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.250%, 8/7/2008	$5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.260%, 8/7/2008	16,745,000
6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.490%, 8/6/2008	6,415,000
15,500,000		Austin, TX, Travis and Williamson Counties (Series 2008), Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 2.050%, 8/7/2008	15,500,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 2.300%, 8/7/2008	3,500,000
10,000,000		Board of Regents of The University of Texas, (Series A), 1.65% CP, Mandatory Tender 11/7/2008	10,000,000
33,215,000	[3,4]	Board of Regents of The University of Texas, (Wells Fargo 2008-13C), Weekly VRDNs (Wells Fargo & Co. LIQ), 2.280%, 8/7/2008	33,215,000
785,000		Board of Regents of The University of Texas, (Series 2007 B), Weekly VRDNs, 1.950%, 8/7/2008	785,000
530,000		Board of Regents of The University of Texas, (Series 2007 B), Weekly VRDNs, 2.100%, 8/7/2008	530,000
11,435,000	[3,4]	Brownsville, TX, ISD, MERLOTS (Series 2007-D79), Weekly VRDNs (GTD by Texas PSFG Program)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	11,435,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2007-36), Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 2.270%, 8/7/2008	24,150,000
8,650,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 2.330%, 8/7/2008	8,650,000
11,500,000		El Paso, TX, HFDC, (Series 2007), Weekly VRDNs (Bienvivir Senior Health Services)/Services)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	11,500,000
8,460,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 8/7/2008	8,460,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 8/7/2008	400,000
33,200,000		Gregg County, TX, HFDC, (Series 2006B), Daily VRDNs (Good Shepherd Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/1/2008	33,200,000
11,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008B), Weekly VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Allied Irish Banks PLC LOC), 2.150%, 8/6/2008	11,000,000
8,950,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 2.290%, 8/7/2008	8,950,000
6,800,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	6,800,000
116,200,000		Harris County, TX, HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.080%, 8/7/2008	116,200,000
24,500,000		Harris County, TX, HFDC, (Series 2007B), Weekly VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 8/6/2008	24,500,000
75,000,000		Harris County, TX, HFDC, (Series 2008A), Weekly VRDNs (Memorial Hermann Healthcare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.580%, 8/6/2008	75,000,000
25,000,000		Harris County, TX, HFDC, (Series 2008A), Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.270%, 8/7/2008	25,000,000
13,000,000		Harris County, TX, HFDC, (Series 2008B), Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.200%, 8/7/2008	13,000,000
19,500,000		Harris County, TX, HFDC, (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 2.100%, 8/1/2008	19,500,000
52,950,000		Harris County, TX, HFDC, (Subseries 2005 A-1), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	52,950,000
2,850,000		Harris County, TX, HFDC, (Subseries 2008A-1), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.100%, 8/1/2008	2,850,000
12,290,000	[3,4]	Harris County, TX, HFDC, MERLOTS (Series 2007 C-79), Weekly VRDNs (SCH Healthcare System)/(United States Treasury COL)/(Bank of New York LIQ), 2.240%, 8/6/2008	12,290,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.740%, 8/6/2008	12,000,000
6,200,000		Houston, TX, Combined Utility System, (Series 2008A-2), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	6,200,000
25,000,000		Houston, TX, Combined Utility System, (Series A-1), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	25,000,000
15,000,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-2), Weekly VRDNs (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 2.050%, 8/7/2008	15,000,000
10,500,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-3), Weekly VRDNs (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 2.050%, 8/7/2008	10,500,000
10,015,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 2.350%, 8/7/2008	10,015,000
4,795,000		Houston, TX, Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor, Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.750%, 8/1/2008	4,795,000
19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), 2.360%, 8/7/2008	19,435,000
10,995,000	[3,4]	Houston, TX, ISD, (PT-3968), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	10,995,000
7,905,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	7,905,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$8,950,000	[3,4]	Irving, TX, ISD, (PT-3954), Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), 2.240%, 8/7/2008	$8,950,000
5,000,000		Kendall County, TX, Health Facilities Development Corp., (Series 2008), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Allied Irish Banks PLC LOC), 2.170%, 8/7/2008	5,000,000
5,130,000	[3,4]	Lamar, TX, Consolidated ISD, Rocs (Series 10276), Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup, Inc. LIQ), 2.240%, 8/7/2008	5,130,000
17,975,000		Lubbock, TX, Health Facilities Development Corporation, (Series 2008B), Daily VRDNs (St. Joseph Health System)/(Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	17,975,000
12,055,000	[3,4]	Lubbock, TX, Wastewater Systems, ROCs (Series 1095), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	12,055,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	8,560,000
41,600,000		North Central Texas HFDC, (Series 2006B), Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 2.350%, 8/6/2008	41,600,000
1,620,000	[3,4]	North East, TX, ISD, (PT-3958), Weekly VRDNs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), 2.240%, 8/7/2008	1,620,000
14,605,000	[3,4]	North Texas Municipal Water District, ROCs (Series 6074), Weekly VRDNs (Citigroup, Inc. LIQ), 2.500%, 8/7/2008	14,605,000
65,000,000	[3,4]	North Texas Tollway Authority, EDFA Floating Certificates (Series 2008-06), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	65,000,000
10,047,000	[3,4]	North Texas Tollway Authority, Floater Certificates (Series 2725), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 2.290%, 8/7/2008	10,047,000
18,570,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620), Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 2.280%, 8/7/2008	18,570,000
7,249,500	[3,4]	Pflugerville, TX, ISD, Floater Certificates (Series 2004-1058), Weekly VRDNs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), 2.360%, 8/7/2008	7,249,500
5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	5,400,000
28,000,000		San Antonio, TX, Electric & Gas System, (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ), 2.230%, 8/6/2008	28,000,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	5,850,000
89,490,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	89,490,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	7,935,000
14,850,000	[3,4]	Tarrant County, TX, Cultural Education Facilities Finance Corp., 2.35% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/9/2008	14,852,364
4,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008 AU), 2.40% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/17/2008	4,000,752
18,000,000	[3,4]	Tarrant County, TX, Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AD), 2.69% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 8/11/2008	18,000,432
93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246), Weekly VRDNs (KBC Bank N.V. LIQ), 2.260%, 8/7/2008	93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia Credit Local LIQ), 2.310%, 8/7/2008	36,000,000
80,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 2.310%, 8/7/2008	80,000,000
26,265,000		Texas Small Business Industrial Development Corp., (Series 1986), Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 2.230%, 8/6/2008	26,265,000
18,045,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	18,045,000
18,365,000	[3,4]	Texas State Transportation Commission, (PT-4611), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.270%, 8/7/2008	18,365,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139), Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 2.240%, 8/7/2008	8,685,000
4,250,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2492), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	4,250,000
21,925,000	[3,4]	Texas State Transportation Commission, Wells Fargo Stage Trust (Series 2008-4C), Weekly VRDNs (Texas State)/(Wells Fargo & Co. LIQ), 2.280%, 8/7/2008	21,925,000
24,290,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.350%, 8/7/2008	24,290,000
71,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	71,540,157
8,500,000	[3,4]	Texas State, PUTTERs (Series 2816), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	8,500,000
10,500,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 2.00% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/15/2009	10,500,000
33,000,000		Travis County, TX, Health Facilities Development Corp., (Series 2008), Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 2.180%, 8/7/2008	33,000,000
		TOTAL	1,708,875,205
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Utah--1.0%
$22,350,000		Emery County, UT, PCRB (Series 1991), Weekly VRDNs (Pacificorp)/ (BNP Paribas SA LOC), 2.200%, 8/6/2008	$22,350,000
24,200,000		Murray City, Utah Hospital Revenue, (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank NA, New York LIQ), 2.160%, 8/7/2008	24,200,000
47,500,000	[3,4]	Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	47,500,000
11,960,000	[3,4]	Utah State Board of Regents, (PT-4321), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.250%, 8/7/2008	11,960,000
7,425,000	[3,4]	Utah State Transit Authority, (PT-4320), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.250%, 8/7/2008	7,425,000
9,195,000	[3,4]	Utah State Transit Authority, PUTTERs (Series 2833), Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase & Co. LIQ), 2.440%, 8/7/2008	9,195,000
		TOTAL	122,630,000
		Vermont--0.1%
12,500,000		Vermont Educational and Health Buildings Financing Agency, Weekly VRDNs (Norwich University)/(RBS Citizens Bank N.A. LOC), 2.050%, 8/6/2008	12,500,000
		Virginia--2.5%
21,520,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 2.290%, 8/7/2008	21,520,000
16,835,000		Caroline County, VA, IDA, (Series 2007G), Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	16,835,000
10,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A), Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.210%, 8/7/2008	10,500,000
5,000,000		Fairfax County, VA, EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 2.200%, 8/7/2008	5,000,000
8,755,000		Fairfax County, VA, EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	8,755,000
5,000,000		Fairfax County, VA, IDA, (Series 1988A), Weekly VRDNs (Inova Health System), 2.000%, 8/6/2008	5,000,000
10,700,000		Fairfax County, VA, IDA, (Series 1988B), Weekly VRDNs (Inova Health System), 2.000%, 8/6/2008	10,700,000
6,435,000		Fairfax County, VA, IDA, (Series 1988D), Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 2.200%, 8/6/2008	6,435,000
22,420,000		Fairfax County, VA, IDA, (Series 2005A-1), Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 2.160%, 8/6/2008	22,420,000
19,680,000		Fairfax County, VA, IDA, (Series 2005A-2), Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 2.160%, 8/6/2008	19,680,000
12,760,000		Fairfax County, VA, IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 2.160%, 8/6/2008	12,760,000
8,400,000		Hampton, VA, Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC), 2.200%, 8/6/2008	8,400,000
4,510,000		Henrico County, VA, EDA, (Series 2003), Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 2.250%, 8/6/2008	4,510,000
8,700,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 2.140%, 8/7/2008	8,700,000
4,500,000		Henrico County, VA, EDA, (Series 2008B-1), Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.450%, 8/6/2008	4,500,000
8,800,000		Henrico County, VA, EDA, (Series 2008B-2), Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.450%, 8/6/2008	8,800,000
16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	16,800,000
3,300,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health Systems), 2.350%, 8/6/2008	3,300,000
3,200,000		Loudoun County, VA, IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	3,200,000
5,845,000		Newport News, VA, EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 2.200%, 8/6/2008	5,845,000
19,500,000		Peninsula Port Authority, VA, (Series 2004), Weekly VRDNs (Riverside Health Systems), 2.230%, 8/6/2008	19,500,000
29,100,000		Roanoke, VA, IDA, (Series 2005A-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.100%, 8/1/2008	29,100,000
27,625,000		Roanoke, VA, IDA, (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 2.270%, 8/1/2008	27,625,000
5,500,000		Rockingham County, VA, IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,500,000
5,000,000	[3,4]	University of Virginia, Floater Certificates (Series 2743), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	5,000,000
5,140,000	[3,4]	University of Virginia, Floater Certificates (Series 2748), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	5,140,000
9,700,000		Virginia Beach, VA, Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	9,700,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006), Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,270,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,240,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 2.200%, 8/7/2008	$3,240,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (Morgan Stanley LIQ), 2.310%, 8/7/2008	1,220,000
		TOTAL	314,955,000
		Washington--2.3%
8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/ (Bank of America N.A. LIQ), 2.640%, 8/7/2008	8,680,000
14,555,000		Central Puget Sound, WA, Regional Transit Authority, (Series 2007A), 5.00% Bonds, 11/1/2008	14,616,370
4,165,000	[3,4]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	4,165,000
5,000,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 2.230%, 8/7/2008	5,000,000
30,000,000		Energy Northwest, WA, (Series 2008F-1), Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 8/6/2008	30,000,000
30,000,000		Energy Northwest, WA, (Series 2008F-2), Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 8/6/2008	30,000,000
27,450,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	27,450,000
5,120,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.450%, 8/7/2008	5,120,000
5,128,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.280%, 8/7/2008	5,128,500
10,625,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (Citigroup, Inc. LIQ), 2.500%, 8/7/2008	10,625,000
7,450,000	[3,4]	Grant County, WA Public Utilities District No. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-96), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	7,450,000
12,580,000	[3,4]	King County, WA, Sewer System, ROCs (Series 10279), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.740%, 8/7/2008	12,580,000
3,405,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106), Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	3,405,000
20,630,000	[3,4]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.490%, 8/6/2008	20,630,000
7,355,000	[3,4]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	7,355,000
3,420,000	[3,4]	Spokane, WA, School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	3,420,000
21,000,000		Washington State Health Care Facilities Authority, (Series 2008A), Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.350%, 8/6/2008	21,000,000
21,000,000		Washington State Health Care Facilities Authority, (Series 2008B), Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.350%, 8/6/2008	21,000,000
5,400,000		Washington State Health Care Facilities Authority, (Series 2008B), Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 2.000%, 8/7/2008	5,400,000
17,700,000		Washington State Higher Education Facilities Authority, (Series 2007), Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 2.430%, 8/7/2008	17,700,000
6,225,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 2.280%, 8/7/2008	6,225,000
8,000,000		Washington State Housing Finance Commission, (Series 2008), Weekly VRDNs (Panorama)/(Key Bank, N.A. LOC), 2.250%, 8/7/2008	8,000,000
10,435,000	[3,4]	Washington State, (Series D269), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.440%, 8/6/2008	10,435,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (Bank of New York LIQ), 2.280%, 8/7/2008	5,170,000
3,749,500	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.280%, 8/7/2008	3,749,500
		TOTAL	294,304,370
		West Virginia--0.3%
4,050,000		Brooke County, WV, County Commission, (Series 2008A), Weekly VRDNs (Bethany College)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	4,050,000
5,620,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 2.490%, 8/7/2008	5,620,000
27,245,000		Cabell County, WV, (Series 2007A), Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	27,245,000
		TOTAL	36,915,000
		Wisconsin--2.2%
17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(Bank of America N.A. LIQ), 3.740%, 8/7/2008	17,375,000
15,000,000		Appleton, WI, Redevelopment Authority, (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 2.300%, 8/6/2008	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	$22,000,000
24,000,000		Green Bay, WI, Area Public School District, 3.90% BANs, 8/26/2008	24,008,477
8,500,000		Madison, WI, Metropolitan School District, 4.00% TRANs, 9/5/2008	8,503,692
38,000,000		Racine County, WI, School District, 2.25% TRANs, 7/10/2009	38,191,900
3,800,000		Racine, WI, 2.50% BANs, 12/15/2008	3,810,442
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.490%, 8/6/2008	7,000,000
48,600,000		University of Wisconsin Hospital and Clinics Authority, (Series 2002A), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.530%, 8/6/2008	48,600,000
22,400,000		University of Wisconsin Hospital and Clinics Authority, (Series B), Daily VRDNs (U.S. Bank, N.A. LOC), 2.050%, 8/1/2008	22,400,000
13,800,000		Wisconsin Health & Educational Facilities Authority, (Series 2008), 1.68% TOBs (GTD by Luther Hospital)/(Mayo Foundation), Mandatory Tender 4/15/2009	13,800,000
11,565,000	[3,4]	Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan HealthCare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.930%, 8/7/2008	11,565,000
495,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.360%, 8/7/2008	495,000
6,360,000		Wisconsin State HEFA, (Series 2006), Weekly VRDNs (16th Street Community Health Center , Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	6,360,000
3,770,000		Wisconsin State HEFA, (Series 2008A), Weekly VRDNs (Meriter Retirement Services, Inc)/(KBC Bank N.V. LOC), 2.250%, 8/7/2008	3,770,000
6,490,000		Wisconsin State HEFA, (Series 2008B), Weekly VRDNs (Meriter Retirement Services, Inc)/(U.S. Bank, N.A. LOC), 2.250%, 8/7/2008	6,490,000
23,000,000		Wisconsin State Health Facilities Authority, (Series 2000), Weekly VRDNs (Wausau Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.100%, 8/6/2008	23,000,000
12,145,000	[3,4]	Wisconsin State, PUTTERs (Series 2632), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	12,145,000
		TOTAL	284,514,511
		TOTAL MUNICIPAL INVESTMENTS--99.2% [5] (AT AMORTIZED COST)	12,579,324,754
		OTHER ASSETS AND LIABILITIES - NET--0.8% [6]	97,934,096
		TOTAL NET ASSETS--100%	$12,677,258,850
At July 31, 2008, the Fund holds no securities that are subject to the AMT.

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $3,401,849,180, which represented 26.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $3,401,849,180, which represented 26.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	89.2%
U.S. Treasury Securities	10.9%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.4%
8-30 Days	3.6%
31-90 Days	3.2%
91-180 Days	6.1%
181 Days or more	4.8%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		REPURCHASE AGREEMENTS--89.2%
$4,129,857,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$4,129,857,000
300,000,000		Repurchase agreement 2.12%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $300,017,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $306,018,141.	300,000,000
192,000,000		Interest in $200,000,000 joint repurchase agreement 2.02%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $200,011,222 on 8/1/2008.The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/21/2008 and the market value of that underlying security was $204,011,508.	192,000,000
453,000,000	[1]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $487,451,944 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2016 and the market value of that underlying security was $495,167,239.	453,000,000
3,609,000,000		Interest in $3,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,825,222,063 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $3,901,726,558.	3,609,000,000
100,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,005,806 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $102,111,384.	100,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,861,608,113.	1,609,000,000
359,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $386,925,000 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2026 and the market value of that underlying security was $393,031,533.	359,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.98%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,005,500 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2013 and the market value of those underlying securities was $102,005,616.	96,000,000
910,000,000	[1]	Interest in $985,000,000 joint repurchase agreement 2.00%, dated 7/24/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $986,696,389 on 8/25/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,006,430,969.	910,000,000
3,784,000,000		Interest in $4,000,000,000 joint repurchase agreement 2.08%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,231,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $4,075,149,004.	3,784,000,000
1,000,000,000		Interest in repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,061,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,020,623,333.	1,000,000,000
784,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,058,056 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,003,854.	784,000,000
284,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,029,643.	284,000,000
2,284,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,145,139 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2013 and the market value of those underlying securities was $2,550,002,469.	2,284,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,861,500,971.	1,609,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$500,000,000		Repurchase agreement 2.10%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $500,029,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $510,004,282.	$500,000,000
400,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,023,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $408,023,763.	400,000,000
369,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,029,609.	369,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.99%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,528 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2027 and the market value of that underlying security was $102,004,003.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	22,867,857,000
		U.S. TREASURY--10.9%
682,500,000	[2]	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	677,194,700
910,000,000	[2]	United States Treasury Bills, 2.225% - 2.350%, 12/18/2008	902,046,063
225,000,000	[2]	United States Treasury Bills, 2.295%, 7/2/2009	220,194,844
228,000,000	[2]	United States Treasury Bills, 2.425%, 6/4/2009	223,284,992
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	317,291,154
224,000,000		United States Treasury Notes, 4.875%, 1/31/2009	227,464,912
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	93,315,576
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	140,502,201
		TOTAL U.S. TREASURY	2,801,294,442
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	25,669,151,442
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [4]	(20,956,659)
		TOTAL NET ASSETS--100%	$25,648,194,783

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2008

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Assets:
Investments in repurchase agreements	$13,617,200,000	$--	$1,227,538,000	$184,184,000
Investments in securities	17,133,604,892	5,329,244,094	12,847,665,700	3,090,625,416
Total investments in securities, at amortized cost and value	30,750,804,892	5,329,244,094	14,075,203,700	3,274,809,416
Cash	--	680,059	3,509,561	811,978
Income receivable	62,824,915	17,525,956	24,691,643	7,396,075
Receivable for shares sold	11,859,049	1,720,800	1,811,879	7,670
TOTAL ASSETS	30,825,488,856	5,349,170,909	14,105,216,783	3,283,025,139
Liabilities:
Payable for investments purchased	--	32,653,818	--	--
Payable for shares redeemed	12,107,804	1,067,395	960,063	16,441
Bank overdraft	504,658	--	--	--
Payable for custodian fees	171,440	36,503	42,321	24,193
Payable for transfer and dividend disbursing agent fees and expenses	79,805	58,782	28,029	61,673
Payable for Directors'/Trustees' fees	642	4,501	--	4,315
Payable for auditing fees	--	--	--	17,945
Payable for portfolio accounting fees	16,192	14,977	14,976	14,975
Payable for distribution services fee (Note 5)	131,051	--	--	--
Payable for shareholder services fee (Note 5)	1,546,951	271,966	452,572	314,914
Income distribution payable	25,933,679	1,148,507	10,739,833	558,279
Accrued expenses	1,149,674	63,260	362,422	39,296
TOTAL LIABILITIES	41,641,896	35,319,709	12,600,216	1,052,031
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567	$3,281,973,108
Net Assets Consist of:
Paid-in capital	$30,783,980,212	$5,313,382,219	$14,092,879,834	$3,281,989,526
Accumulated net realized gain on investments	--	463,748	--	--
Undistributed (distributions in excess of) net investment income	(133,252)	5,233	(263,267)	(16,418)
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567	$3,281,973,108
Net Assets:
Institutional Shares	$20,425,207,086	$3,192,964,990	$10,476,830,337	$1,231,446,346
Institutional Service Shares	8,770,059,939	964,094,436	2,120,381,234	1,218,247,287
Institutional Capital Shares	1,128,742,941	1,156,791,774	1,495,404,996	832,279,475
Trust Shares	459,836,994	--	--	--
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567	$3,281,973,108
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	20,425,493,314	3,191,875,380	10,476,789,413	1,231,236,983
Institutional Service Shares	8,770,029,715	964,372,893	2,120,811,577	1,218,342,200
Institutional Capital Shares	1,128,861,845	1,157,133,945	1,495,298,601	832,410,343
Trust Shares	459,595,346	--	--	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2008

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$1,149,999,000	$981,217,000	$--	$22,867,857,000
Investments in securities	24,364,573,380	13,463,442,052	12,579,324,754	2,801,294,442
Total investments in securities, at amortized cost and value	25,514,572,380	14,444,659,052	12,579,324,754	25,669,151,442
Cash	8,407,587	269,460	12,603,012	--
Income receivable	47,316,599	27,431,466	41,509,494	9,155,142
Receivable for investments sold	99,971,111	--	135,201,355	--
Receivable for shares sold	19,639,332	12,182,262	1,848,324	5,847,221
TOTAL ASSETS	25,689,907,009	14,484,542,240	12,770,486,939	25,684,153,805
Liabilities:
Payable for investments purchased	99,220,555	--	82,248,282	--
Payable for shares redeemed	3,852,393	7,713,195	2,573,627	1,505,871
Bank overdraft	--	--	--	999,163
Payable for custodian fees	167,068	97,158	81,610	127,731
Payable for transfer and dividend disbursing agent fees and expenses	58,797	89,324	23,488	19,680
Payable for Directors'/Trustees' fees	3,604	8,046	13,395	--
Payable for portfolio accounting fees	14,974	14,973	13,976	16,806
Payable for distribution services fee (Note 5)	102,865	--	--	242,959
Payable for shareholder services fee (Note 5)	855,089	832,017	431,217	1,031,534
Income distribution payable	35,656,440	11,652,685	7,615,320	30,851,785
Accrued expenses	774,805	46,137	227,174	1,163,493
TOTAL LIABILITIES	140,706,590	20,453,535	93,228,089	35,959,022
TOTAL NET ASSETS	$25,549,200,419	$14,464,088,705	$12,677,258,850	$25,648,194,783
Net Assets Consist of:
Paid-in capital	$25,549,772,019	$14,464,450,088	$12,674,789,154	$25,648,391,087
Accumulated net realized gain on investments	--	--	2,355,608	--
Undistributed (distributions in excess of) net investment income	(571,600)	(361,383)	114,088	(196,304)
TOTAL NET ASSETS	$25,549,200,419	$14,464,088,705	$12,677,258,850	$25,648,194,783
Net Assets:
Institutional Shares	$18,430,487,091	$7,344,141,760	$10,053,589,696	$17,018,264,418
Institutional Service Shares	6,625,756,124	2,319,962,371	2,623,669,154	5,863,863,679
Institutional Capital Shares	--	4,799,984,574	--	1,640,797,903
Trust Shares	492,957,204	--	--	1,125,268,783
TOTAL NET ASSETS	$25,549,200,419	$14,464,088,705	$12,677,258,850	$25,648,194,783
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	18,431,817,325	7,343,700,216	10,051,921,960	17,019,092,900
Institutional Service Shares	6,624,998,065	2,320,205,186	2,622,886,677	5,863,549,158
Institutional Capital Shares	--	4,800,544,686	--	1,640,430,770
Trust Shares	492,956,165	--	--	1,125,318,259
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00	$1.00
Institutional Capital Shares	--	$1.00	--	$1.00
Trust Shares	$1.00	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2008

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Management Obligations Fund
Investment Income:
Interest	$933,161,788	$179,678,138	$472,395,748	$152,234,834
Expenses:
Investment adviser fee (Note 5)	52,719,542	11,615,360	23,282,546	7,245,600
Administrative personnel and services fee (Note 5)	20,638,153	4,553,900	9,118,059	2,840,159
Custodian fees	955,654	223,970	433,097	144,962
Transfer and dividend disbursing agent fees and expenses	562,677	475,011	289,241	728,964
Directors'/Trustees' fees	185,040	56,153	70,942	37,283
Auditing fees	19,700	18,700	18,699	17,700
Legal fees	20,478	31,681	18,078	17,266
Portfolio accounting fees	198,718	186,352	186,502	186,502
Distribution services fee--Trust Shares (Note 5)	947,266	--	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	13,543,785	1,790,283	3,809,803	3,063,191
Shareholder services fee--Institutional Capital Shares (Note 5)	1,149,143	1,251,167	920,489	879,438
Account administration fee--Institutional Service Shares	3,881,644	189,080	911,257	144,076
Account administration fee--Institutional Capital Shares	159,690	3,123	244,502	570
Account administration fee--Trust Shares	942,902	--	--	--
Share registration costs	888,794	234,664	398,588	185,579
Printing and postage	322,572	62,936	86,030	44,095
Insurance premiums	62,719	24,795	34,075	16,291
Miscellaneous	68,017	24,822	51,789	21,735
TOTAL EXPENSES	97,266,494	20,741,997	39,873,697	15,573,411
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	(22,068,412)	(6,640,015)	(12,212,773)	(5,246,664)
Waiver of administrative personnel and services fee (Note 5)	(562,757)	(130,157)	(251,930)	(80,712)
Reduction of custodian fees	--	(127,958)	--	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(707)	(3,133)	(1,612)	(723)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION	(22,631,876)	(6,901,263)	(12,466,315)	(5,328,099)
Net expenses	74,634,618	13,840,734	27,407,382	10,245,312
Net investment income	858,527,170	165,837,404	444,988,366	141,989,522
Net realized gain on investments	--	621,229	--	--
Change in net assets resulting from operations	$858,527,170	$166,458,633	$444,988,366	$141,989,522

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2008

	Prime Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$1,070,581,111	$623,348,017	$350,062,718	$793,404,035
Expenses:
Investment adviser fee (Note 5)	51,928,821	29,684,240	24,150,443	51,884,166
Administrative personnel and services fee (Note 5)	20,346,385	11,633,389	9,460,083	20,315,422
Custodian fees	995,469	612,929	445,339	924,348
Transfer and dividend disbursing agent fees and expenses	276,643	584,352	266,554	189,665
Directors'/Trustees' fees	217,557	128,748	108,414	158,246
Auditing fees	19,700	19,900	18,700	19,700
Legal fees	21,804	19,763	104,058	20,869
Portfolio accounting fees	186,500	186,751	174,351	198,501
Distribution services fee--Trust Shares (Note 5)	1,093,848	--	--	3,188,099
Shareholder services fee--Institutional Service Shares (Note 5)	9,638,179	5,597,128	5,386,480	11,614,469
Shareholder services fee--Institutional Capital Shares (Note 5)	--	3,538,312	--	1,201,227
Account administration fee--Institutional Service Shares	6,441,387	398,230	1,654,218	3,392,219
Account administration fee--Institutional Capital Shares	--	55,664	--	170,701
Account administration fee--Trust Shares	1,090,843	--	--	3,088,967
Share registration costs	196,220	160,477	303,264	819,563
Printing and postage	222,583	108,341	92,048	77,076
Insurance premiums	76,162	50,603	38,323	73,039
Interest expense	14,356	4,986	--	--
Miscellaneous	87,642	43,851	40,848	62,091
TOTAL EXPENSES	92,854,099	52,827,664	42,243,123	97,398,368
Waivers, Reimbursements and Expense Reduction:
Waiver of investment adviser fee (Note 5)	(20,822,278)	(16,952,538)	(10,198,221)	(21,029,811)
Waiver of administrative personnel and services fee (Note 5)	(570,360)	(328,512)	(263,221)	(557,906)
Reduction of custodian fees	--	--	(340,241)	--
Reimbursement of distribution services fee--Trust Shares (Note 5)	--	--	--	(52,152)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	--	(2,000)	--	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	--	(9,526)	--	(1,376)
Reimbursement of account administration fee--Trust Shares	(1,400)	--	--	--
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION	(21,394,038)	(17,292,576)	(10,801,683)	(21,641,245)
Net expenses	71,460,061	35,535,088	31,441,440	75,757,123
Net investment income	999,121,050	587,812,929	318,621,278	717,646,912
Net realized gain on investments	--	--	2,721,077	--
Change in net assets resulting from operations	$999,121,050	$587,812,929	$321,342,355	$717,646,912

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$858,527,170	$610,237,198	$165,837,404	$209,505,741
Net realized gain on investments	--	--	621,229	301,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	858,527,170	610,237,198	166,458,633	209,806,765
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(588,821,794)	(388,506,266)	(110,310,642)	(147,483,093)
Institutional Service Shares	(214,176,447)	(187,401,781)	(20,467,274)	(25,286,569)
Institutional Capital Shares	(45,201,657)	(24,246,736)	(35,053,761)	(36,731,978)
Trust Shares	(10,469,154)	(10,180,185)	--	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(223,614)	--
Institutional Service Shares	--	--	(35,837)	--
Institutional Capital Shares	--	--	(69,385)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(858,669,052)	(610,334,968)	(166,160,513)	(209,501,640)
Share Transactions:
Proceeds from sale of shares	194,558,519,755	100,219,379,000	40,257,851,078	52,852,336,621
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	98,361,755	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	460,128,229	316,591,643	138,040,274	178,676,397
Cost of shares redeemed	(178,420,238,444)	(97,043,441,744)	(41,018,763,550)	(52,088,434,561)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	3,492,528,899	(622,872,198)	942,578,457
Change in net assets	16,696,629,413	3,492,431,129	(622,574,078)	942,883,582
Net Assets:
Beginning of period	14,087,217,547	10,594,786,418	5,936,425,278	4,993,541,696
End of period	$30,783,846,960	$14,087,217,547	$5,313,851,200	$5,936,425,278
Undistributed (distributions in excess of) net investment income	$(133,252)	$8,630	$5,233	$(494)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$444,988,366	$441,880,176	$141,989,522	$206,226,767
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(330,597,555)	(314,317,407)	(59,545,566)	(93,924,771)
Institutional Service Shares	(69,971,725)	(83,203,767)	(47,563,100)	(65,080,398)
Institutional Capital Shares	(44,635,445)	(44,379,641)	(34,891,724)	(47,248,040)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(445,204,725)	(441,900,815)	(142,000,390)	(206,253,209)
Share Transactions:
Proceeds from sale of shares	86,930,636,198	69,936,215,108	12,984,975,686	17,524,365,987
Net asset value of shares issued to shareholders in payment of distributions declared	260,529,963	241,441,642	125,293,764	185,678,744
Cost of shares redeemed	(81,423,553,383)	(69,136,659,039)	(14,261,927,325)	(17,023,725,865)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,767,612,778	1,040,997,711	(1,151,657,875)	686,318,866
Change in net assets	5,767,396,419	1,040,977,072	(1,151,668,743)	686,292,424
Net Assets:
Beginning of period	8,325,220,148	7,284,243,076	4,433,641,851	3,747,349,427
End of period	$14,092,616,567	8,325,220,148	$3,281,973,108	$4,433,641,851
Distributions in excess of net investment income	$(263,267)	(46,908)	$(16,418)	$(5,550)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Prime Obligations Fund		Prime Value Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$999,121,050	$1,128,457,715	$587,812,929	$633,229,756
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(744,026,695)	(805,820,628)	(364,126,387)	(436,307,843)
Institutional Service Shares	(240,886,427)	(313,844,937)	(89,938,328)	(99,269,185)
Institutional Capital Shares	--	--	(134,116,555)	(97,571,485)
Trust Shares	(14,648,461)	(8,891,098)	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(999,561,583)	(1,128,556,663)	(588,181,270)	(633,148,513)
Share Transactions:
Proceeds from sale of shares	264,259,486,987	245,101,417,058	88,854,673,614	102,184,225,974
Net asset value of shares issued to shareholders in payment of distributions declared	352,360,612	421,595,608	383,924,814	472,228,988
Cost of shares redeemed	(262,046,038,619)	(243,609,532,942)	(89,614,332,172)	(97,708,038,618)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,565,808,980	1,913,479,724	(375,733,744)	4,948,416,344
Change in net assets	2,565,368,447	1,913,380,776	(376,102,085)	4,948,497,587
Net Assets:
Beginning of period	22,983,831,972	21,070,451,196	14,840,190,790	9,891,693,203
End of period	$25,549,200,419	$22,983,831,972	$14,464,088,705	$14,840,190,790
Undistributed (distributions in excess of) net investment income	$(571,600)	$(131,067)	$(361,383)	$6,958

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Tax-Free Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$318,621,278	$304,335,387	$717,646,912	$701,947,284
Net realized gain on investments	2,721,077	666,551	--	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	321,342,355	305,001,938	717,646,912	701,947,284
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(247,419,999)	(221,971,571)	(475,270,293)	(337,153,887)
Institutional Service Shares	(71,101,829)	(82,338,593)	(171,934,535)	(270,525,221)
Institutional Capital Shares	--	--	(37,271,542)	(51,279,269)
Trust Shares	--	--	(33,295,230)	(43,001,403)
Distributions from net realized gain on investments
Institutional Shares	(458,685)	--	--	--
Institutional Service Shares	(170,666)	--	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(319,151,179)	(304,310,164)	(717,771,600)	(701,959,780)
Share Transactions:
Proceeds from sale of shares	67,050,546,287	54,381,536,620	147,204,242,100	67,240,816,072
Net asset value of shares issued to shareholders in payment of distributions declared	152,863,503	148,165,394	206,374,418	203,283,357
Cost of shares redeemed	(63,826,908,665)	(53,239,822,512)	(136,905,525,798)	(66,261,597,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,376,501,125	1,289,879,502	10,505,090,720	1,182,501,987
Change in net assets	3,378,692,301	1,290,571,276	10,504,966,032	1,182,489,491
Net Assets:
Beginning of period	9,298,566,549	8,007,995,273	15,143,228,751	13,960,739,260
End of period	$12,677,258,850	$9,298,566,549	$25,648,194,783	$15,143,228,751
Undistributed (distributions in excess of) net investment income	$114,088	$14,638	$(196,304)	$(71,616)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Capital Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes. Interest income from the investments of Tax-Free Obligations Fund normally will not be subject to the federal AMT, and may be subject to state and local taxes.

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination	Net Assets of Liquid Cash Trust Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$98,361,755	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

On September 7, 2008 the Federal Housing Finance Authority (FHFA) placed the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) in conservatorship with FHFA as the conservator. The goal of these actions is to help restore confidence in FNMA and FHLMC, enhance their capacity to fulfill their mission and mitigate the systemic risk that has contributed directly to the instability in the current market. Immediately following this action, the fair value of mortgage-backed securities of FNMA and FHLMC was impacted positively.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in their share of the securities transferred under such repurchase agreements and in their share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund and Tax-Free Obligations Fund have not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2008	6/6/2008	$18,128,403
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$18,010,677
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	5/12/2008	$23,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$40,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$ 6,003,559
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$10,202,007
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$ 8,863,672
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$15,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2009	6/6/2008	$61,636,569
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$35,420,999
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/12/2008	$23,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$75,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008	8/13/2007	$99,980,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$21,012,457
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$42,966,922
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$39,886,520
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/12/2008	$20,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008	8/13/2007	$49,990,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$39,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	149,436,526,380	$149,436,526,380	75,889,159,353	$75,889,159,353
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	98,361,755	98,361,755	--	--
Shares issued to shareholders in payment of distributions declared	320,190,657	320,190,657	197,604,600	197,604,600
Shares redeemed	(138,372,784,513)	(138,372,784,513)	(73,763,192,844)	(73,763,192,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,482,294,279	$11,482,294,279	2,323,571,109	$2,323,571,109

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	38,144,338,778	$38,144,338,778	19,110,014,692	$19,110,014,692
Shares issued to shareholders in payment of distributions declared	94,646,152	94,646,152	90,883,175	90,883,175
Shares redeemed	(33,736,334,276)	(33,736,334,276)	(18,426,895,947)	(18,426,895,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,502,650,654	$4,502,650,654	774,001,920	$774,001,920

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,956,024,290	$4,956,024,290	843,228,727	$843,228,727
Shares issued to shareholders in payment of distributions declared	41,710,472	41,710,472	23,858,170	23,858,170
Shares redeemed	(4,506,358,228)	(4,506,358,228)	(607,030,491)	(607,030,491)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	491,376,534	$491,376,534	260,056,406	$260,056,406

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,021,630,307	$2,021,630,307	4,376,976,228	$4,376,976,228
Shares issued to shareholders in payment of distributions declared	3,580,948	3,580,948	4,245,698	4,245,698
Shares redeemed	(1,804,761,427)	(1,804,761,427)	(4,246,322,462)	(4,246,322,462)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	220,449,828	$220,449,828	134,899,464	$134,899,464
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	$16,696,771,295	3,492,528,899	$3,492,528,899

	Municipal Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,205,585,711	$33,205,585,711	45,967,222,116	$45,967,222,116
Shares issued to shareholders in payment of distributions declared	88,698,136	88,698,136	124,305,286	124,305,286
Shares redeemed	(34,169,177,848)	(34,169,177,848)	(45,515,788,493)	(45,515,788,493)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(874,894,001)	$(874,894,001)	575,738,909	$575,738,909

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,753,478,053	$2,753,478,053	2,589,776,100	$2,589,776,100
Shares issued to shareholders in payment of distributions declared	17,126,580	17,126,580	21,448,639	21,448,639
Shares redeemed	(2,663,115,038)	(2,663,115,038)	(2,374,942,589)	(2,374,942,589)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	107,489,595	$107,489,595	236,282,150	$236,282,150

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,298,787,314	$4,298,787,314	4,295,338,405	$4,295,338,405
Shares issued to shareholders in payment of distributions declared	32,215,558	32,215,558	32,922,472	32,922,472
Shares redeemed	(4,186,470,664)	(4,186,470,664)	(4,197,703,479)	(4,197,703,479)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	144,532,208	$144,532,208	130,557,398	$130,557,398
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(622,872,198)	$(622,872,198)	942,578,457	$942,578,457

	Prime Cash Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,124,339,260	$75,124,339,260	57,066,646,830	$57,066,646,830
Shares issued to shareholders in payment of distributions declared	186,822,681	186,822,681	165,869,747	165,869,747
Shares redeemed	(70,263,199,123)	(70,263,199,123)	(56,167,371,716)	(56,167,371,716)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,047,962,818	$5,047,962,818	1,065,144,861	$1,065,144,861

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,810,937,052	$6,810,937,052	7,400,126,195	$7,400,126,195
Shares issued to shareholders in payment of distributions declared	45,218,626	45,218,626	42,335,309	42,335,309
Shares redeemed	(6,649,380,946)	(6,649,380,946)	(7,461,290,329)	(7,461,290,329)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	206,774,732	$206,774,732	(18,828,825)	$(18,828,825)

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,995,359,886	$4,995,359,886	5,469,442,083	$5,469,442,083
Shares issued to shareholders in payment of distributions declared	28,488,656	28,488,656	33,236,586	33,236,586
Shares redeemed	(4,510,973,314)	(4,510,973,314)	(5,507,996,994)	(5,507,996,994)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	512,875,228	$512,875,228	(5,318,325)	$(5,318,325)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,767,612,778	$5,767,612,778	1,040,997,711	$1,040,997,711

	Prime Management Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,379,634,595	$10,379,634,595	13,847,883,231	$13,847,883,231
Shares issued to shareholders in payment of distributions declared	46,823,172	46,823,172	75,270,744	75,270,744
Shares redeemed	(10,876,642,088)	(10,876,642,088)	(14,227,824,396)	(14,227,824,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(450,184,321)	$(450,184,321)	(304,670,421)	$(304,670,421)

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,368,743,602	$1,368,743,602	1,682,595,548	$1,682,595,548
Shares issued to shareholders in payment of distributions declared	44,007,112	44,007,112	63,279,719	63,279,719
Shares redeemed	(1,766,341,352)	(1,766,341,352)	(1,201,099,167)	(1,201,099,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(353,590,638)	$(353,590,638)	544,776,100	$544,776,100

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,236,597,489	$1,236,597,489	1,993,887,208	$1,993,887,208
Shares issued to shareholders in payment of distributions declared	34,463,480	34,463,480	47,128,281	47,128,281
Shares redeemed	(1,618,943,885)	(1,618,943,885)	(1,594,802,302)	(1,594,802,302)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(347,882,916)	$(347,882,916)	446,213,187	$446,213,187
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,151,657,875)	$(1,151,657,875)	686,318,866	$686,318,866

	Prime Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	219,638,025,923	$219,638,025,899	192,143,691,315	$192,143,691,315
Shares issued to shareholders in payment of distributions declared	272,320,088	272,320,088	324,045,166	324,045,166
Shares redeemed	(217,948,715,083)	(217,948,715,083)	(191,148,288,071)	(191,148,288,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,961,630,928	$1,961,630,904	1,319,448,410	$1,319,448,410

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,431,505,830	$43,431,505,830	52,109,567,109	$52,109,567,109
Shares issued to shareholders in payment of distributions declared	75,927,952	75,927,952	94,687,949	94,687,949
Shares redeemed	(43,089,808,593)	(43,089,808,593)	(51,825,239,866)	(51,825,239,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	417,625,189	$417,625,189	379,015,192	$379,015,192

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,189,955,258	$1,189,955,258	848,158,634	$848,158,634
Shares issued to shareholders in payment of distributions declared	4,112,572	4,112,572	2,862,493	2,862,493
Shares redeemed	(1,007,514,943)	(1,007,514,943)	(636,005,005)	(636,005,005)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	186,552,887	$186,552,887	215,016,122	$215,016,122
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,565,809,004	$2,565,808,980	1,913,479,724	$1,913,479,724

	Prime Value Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,899,587,926	$70,899,587,926	84,739,554,103	$84,739,554,103
Shares issued to shareholders in payment of distributions declared	278,528,384	278,528,384	358,525,653	358,525,653
Shares redeemed	(73,857,260,874)	(73,857,260,874)	(81,783,683,787)	(81,783,683,787)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,679,144,564)	$(2,679,144,564)	3,314,395,969	$3,314,395,969

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,555,283,981	$7,555,283,981	7,183,101,065	$7,183,101,065
Shares issued to shareholders in payment of distributions declared	73,737,023	73,737,023	80,756,058	80,756,058
Shares redeemed	(7,591,844,749)	(7,591,844,749)	(6,736,648,129)	(6,736,648,129)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	37,176,255	$37,176,255	527,208,994	$527,208,994

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,399,801,707	$10,399,801,707	10,261,570,806	$10,261,570,806
Shares issued to shareholders in payment of distributions declared	31,659,407	31,659,407	32,947,277	32,947,277
Shares redeemed	(8,165,226,549)	(8,165,226,549)	(9,187,706,702)	(9,187,706,702)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	2,266,234,565	$2,266,234,565	1,106,811,381	$1,106,811,381
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(375,733,744)	$(375,733,744)	4,948,416,344	$4,948,416,344

	Tax-Free Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,628,314,819	$56,628,314,819	45,039,966,076	$45,039,966,076
Shares issued to shareholders in payment of distributions declared	129,086,127	129,086,127	120,679,398	120,679,398
Shares redeemed	(53,358,530,426)	(53,358,530,426)	(44,449,992,115)	(44,449,992,115)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,398,870,520	$3,398,870,520	710,653,359	$710,653,359

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,422,231,468	$10,422,231,468	9,341,570,544	$9,341,570,544
Shares issued to shareholders in payment of distributions declared	23,777,376	23,777,376	27,485,996	27,485,996
Shares redeemed	(10,468,378,239)	(10,468,378,239)	(8,789,830,397)	(8,789,830,397)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(22,369,395)	$(22,369,395)	579,226,143	$579,226,143
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,376,501,125	$3,376,501,125	1,289,879,502	$1,289,879,502

	Treasury Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,213,459,110	$121,213,459,110	37,889,992,415	$37,889,992,415
Shares issued to shareholders in payment of distributions declared	169,163,577	169,163,577	143,330,476	143,330,476
Shares redeemed	(111,086,615,688)	(111,086,615,688)	(37,729,469,179)	(37,729,469,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,296,006,999	$10,296,006,999	303,853,712	$303,853,712

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,811,938,832	$18,811,938,832	21,388,216,417	$21,388,216,417
Shares issued to shareholders in payment of distributions declared	30,397,906	30,397,906	48,349,298	48,349,298
Shares redeemed	(19,102,584,626)	(19,102,584,626)	(21,025,359,506)	(21,025,359,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(260,247,888)	$(260,247,888)	411,206,209	$411,206,209

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,857,193,915	$4,857,193,915	6,042,473,500	$6,042,473,500
Shares issued to shareholders in payment of distributions declared	5,445,379	5,445,379	9,205,389	9,205,389
Shares redeemed	(4,360,157,358)	(4,360,157,358)	(5,951,055,848)	(5,951,055,848)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	502,481,936	$502,481,936	100,623,041	$100,623,041

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,321,650,243	$2,321,650,243	1,920,133,740	$1,920,133,740
Shares issued to shareholders in payment of distributions declared	1,367,556	1,367,556	2,398,194	2,398,194
Shares redeemed	(2,356,168,126)	(2,356,168,126)	(1,555,712,909)	(1,555,712,909)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(33,150,327)	$(33,150,327)	366,819,025	$366,819,025
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,505,090,720	$10,505,090,720	1,182,501,987	$1,182,501,987

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008			2007
	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains
Government Obligations Fund	$ --	$858,668,869	$ 183	$ --	$ 610,334,968	$--
Municipal Obligations Fund	$ 165,831,677	$ 157,480	$171,356	$ 209,501,640	$ --	$--
Prime Cash Obligations Fund	$ --	$445,204,725	$ --	$ --	$ 441,900,815	$--
Prime Management Obligations Fund	$ --	$142,000,390	$ --	$ --	$ 206,253,209	$--
Prime Obligations Fund	$ --	$999,561,583	$ --	$ --	$1,128,556,663	$--
Prime Value Obligations Fund	$ --	$588,181,270	$ --	$ --	$ 633,148,513	$--
Tax-Free Obligations Fund	$318,521,828	$ 251,740	$ 377,611	$ 304,310,164	$ --	$--
Treasury Obligations Fund	$ --	$ 717,771,600	$ --	$ --	$ 701,959,780	$--

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Tax-Exempt Income	Undistributed (Distributions in Excess of) Ordinary Income	Undistributed Long-Term Capital Gain
Government Obligations Fund	$ --	$ (133,252)	$ --
Municipal Obligations Fund	$ 5,233	$ 185,134	$ 278,615
Prime Cash Obligations Fund	$ --	$ (263,267)	$ --
Prime Management Obligations Fund	$ --	$ (16,418)	$ --
Prime Obligations Fund	$ --	$ (571,600)	$ --
Prime Value Obligations Fund	$ --	$(361,383)	$ --
Tax-Free Obligations Fund	$114,088	$ 972,465	$1,383,143
Treasury Obligations Fund	$ --	$(196,304)	$ --

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2008, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$22,068,412
Municipal Obligations Fund	$ 6,640,015
Prime Cash Obligations Fund	$ 12,212,773
Prime Management Obligations Fund	$ 5,246,664
Prime Obligations Fund	$ 20,822,278
Prime Value Obligations Fund	$16,952,538
Tax-Free Obligations Fund	$10,198,221
Treasury Obligations Fund	$21,029,811

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the year ended July 31, 2008, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$562,757
Municipal Obligations Fund	$130,157
Prime Cash Obligations Fund	$251,930
Prime Management Obligations Fund	$ 80,712
Prime Obligations Fund	$570,360
Prime Value Obligations Fund	$328,512
Tax-Free Obligations Fund	$263,221
Treasury Obligations Fund	$ 557,906

Distribution Services Fee

Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily reimbursed $52,152 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the year ended July 31, 2008, FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 707
Municipal Obligations Fund	$ 3,133
Prime Cash Obligations Fund	$ 1,612
Prime Management Obligations Fund	$ 723
Prime Value Obligations Fund	$11,526
Treasury Obligations Fund	$ 1,376

For year ended July 31, 2008, FSSC received $7,195 of fees paid by the Tax-Free Obligations Fund. For the year ended July 31, 2008, the Institutional Shares for the Funds did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2008, Municipal Obligations Fund and Tax-Free Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$4,863,045,000	$11,051,264,452
Tax-Free Obligations Fund	$12,116,083,500	$8,026,741,500

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the year ended July 31, 2008, the following Funds' expenses were reduced under these arrangements:

Fund	Expense Reduction
Municipal Obligations Fund	$ 127,958
Tax-Free Obligations Fund	$340,241

7. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Funds did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds (" Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2008, the amount of long-term capital gains designated by Government Obligations Fund, Municipal Obligations Fund and Tax-Free Obligations Fund was $183, $171,356 and $377,611, respectively.

For the year ended July 31, 2008, 100.0%, of the distributions from net investment income for both Municipal Obligations Fund and Tax-Free Obligations Fund were exempt from federal income tax, other than, in the case of the Municipal Obligations Fund, the federal AMT.

For the fiscal year ended July 31, 2008, 100.00%, 94.76%, 95.31%, 99.95% and 100.00% of dividends paid by the Government Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

13. SUBSEQUENT EVENT

On September 24, 2008, the Putnam Prime Money Market Fund made a purchase in-kind of securities and other assets into Prime Obligations Fund. Securities and other assets valued at $12,302,280,290 were received in exchange for 12,302,280,290 shares of Prime Obligations Fund's Institutional Shares.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund, all portfolios of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

A Special Meeting of Shareholders of Prime Cash Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 12,540,113,880 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
5,693,792,268	277,505,968	435,360,669

A Special Meeting of Shareholders of Prime Management Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 3,636,132,962 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
1,716,018,942	91,367,217	57,362,594

A Special Meeting of Shareholders of Prime Obligations Fund was held on July 18, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 26,895,119,149 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
14,122,773,966	949,920,955	31,360,029

A Special Meeting of Shareholders of Prime Value Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 14,957,718,809 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
6,722,710,265	225,493,740	792,915,070

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund (collectively, the Funds), each a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Prime Cash Fund and Prime Value Fund's portfolio manager since November 1996, the Prime Management Fund's portfolio manager since April 2003 and the Prime Fund's portfolio manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Municipal Fund's portfolio manager since November 1996 and the Tax-Free Fund's portfolio manager since December 1989. Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Government Fund and Treasury Fund's portfolio manager since July 1993. Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contracts - May 2008

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N583
Cusip 60934N807 Cusip 60934N575
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880
Cusip 60934N625 Cusip 60934N500
Cusip 60934N617 Cusip 60934N872
Cusip 60934N203 Cusip 608919833
Cusip 60934N708 Cusip 60934N112

25716 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Trust Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Trust Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain on Investments	Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2004	$1.00	0.004	--	0.004	(0.004)
July 31, 2005	$1.00	0.017	--	0.017	(0.017)
July 31, 2006	$1.00	0.037	--	0.037	(0.037)
July 31, 2007 [3]	$1.00	0.047	--	0.047	(0.047)
July 31, 2008	$1.00	0.031	--	0.031	(0.031)

Prime Obligations Fund
July 31, 2004	$1.00	0.005	0.000 [4]	0.005	(0.005)
July 31, 2005	$1.00	0.017	0.000 [4]	0.017	(0.017)
July 31, 2006	$1.00	0.038	0.000 [4]	0.038	(0.038)
July 31, 2007 [3]	$1.00	0.047	--	0.047	(0.047)
July 31, 2008	$1.00	0.035	--	0.035	(0.035)

Treasury Obligations Fund
July 31, 2004	$1.00	0.004	--	0.004	(0.004)
July 31, 2005	$1.00	0.016	--	0.016	(0.016)
July 31, 2006	$1.00	0.036	--	0.036	(0.036)
July 31, 2007 [3]	$1.00	0.046	--	0.046	(0.046)
July 31, 2008	$1.00	0.026	--	0.026	(0.026)

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

4 Represents less than $0.001.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement [2]	Net Assets, End of Period (000 omitted)

$1.00	0.41%	0.70%	0.41%	0.09%	$27,162
$1.00	1.69%	0.70%	1.84%	0.09%	$55,057
$1.00	3.78%	0.70%	3.77%	0.09%	$104,260
$1.00	4.74%	0.70%	4.64%	0.09%	$239,414
$1.00	3.12%	0.70%	2.76%	0.09%	$459,837

$1.00	0.46%	0.70%	0.47%	0.09%	$35,472
$1.00	1.73%	0.70%	1.67%	0.09%	$26,434
$1.00	3.82%	0.70%	3.94%	0.09%	$91,389
$1.00	4.78%	0.70%	4.69%	0.09%	$306,383
$1.00	3.51%	0.70%	3.35%	0.08%	$ 492,957

$1.00	0.36%	0.70%	0.37%	0.09%	$ 508,374
$1.00	1.61%	0.70%	1.65%	0.09%	$ 448,505
$1.00	3.68%	0.70%	3.70%	0.09%	$791,547
$1.00	4.66%	0.70%	4.56%	0.09%	$1,158,283
$1.00	2.59%	0.69%	2.62%	0.09%	$1,125,269

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,010.00	$3.50
Prime Obligations Fund	$1,000	$1,012.30	$3.50
Treasury Obligations Fund	$1,000	$1,007.40	$3.39
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,021.38	$3.52
Prime Obligations Fund	$1,000	$1,021.38	$3.52
Treasury Obligations Fund	$1,000	$1,021.48	$3.42

1 Expenses are equal to the Funds' Trust Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.70%
Prime Obligations Fund	0.70%
Treasury Obligations Fund	0.68%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	55.7%
Repurchase Agreements	44.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.3%
8-30 Days	16.5%
31-90 Days	14.9%
91-180 Days	3.6%
181 Days or more	12.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--55.7%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.371%, 8/8/2008	$135,000,000
782,000,000	[2]	Federal Home Loan Bank System Discount Notes, 2.280% - 2.850%, 9/12/2008 - 7/13/2009	774,320,385
8,237,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.750%, 8/1/2008 - 10/30/2008	8,237,424,816
3,083,085,000		Federal Home Loan Bank System Notes, 2.250% - 5.125%, 8/8/2008 - 7/9/2009	3,084,685,392
693,189,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 2.400%, 9/17/2008 - 10/31/2008	690,556,766
1,037,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% - 2.639%, 8/8/2008 - 9/26/2008	1,037,046,745
236,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 3.625%, 9/15/2008 - 4/2/2009	236,097,200
1,597,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.770%, 9/10/2008 - 2/2/2009	1,583,694,044
1,054,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/4/2008 - 10/28/2008	1,054,141,821
78,000,000		Federal National Mortgage Association Notes, 6.375%, 6/15/2009	80,324,723
220,313,000	[1]	Housing and Urban Development Floating Rate Notes, 2.991%, 8/1/2008	220,313,000
		TOTAL GOVERNMENT AGENCIES	17,133,604,892
		REPURCHASE AGREEMENTS--44.2%
75,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $75,004,583 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2010 and the market value of those underlying securities was $76,505,417.	75,000,000
870,188,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	870,188,000
432,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 2.18%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $651,141,472 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $665,225,379.	432,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.18%, dated 7/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,938,611 on 8/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $511,331,142.	300,000,000
210,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $307,038,763.	210,000,000
100,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $100,006,111 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $102,006,234.	100,000,000
250,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	250,000,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2037 and the market value of those underlying securities was $309,019,742.	300,000,000
395,000,000	[3]	Interest in $790,000,000 joint repurchase agreement 2.18%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $791,530,844 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $812,036,917.	395,000,000
500,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,030,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $512,909,527.	500,000,000
283,000,000		Interest in $300,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Calyon Securities will repurchase securities provided as collateral for $300,018,417 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $309,018,969.	283,000,000
1,444,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	1,444,000,000
517,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	517,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $250,015,278 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $257,501,905.	$250,000,000
500,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,031,944 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $515,002,295.	500,000,000
714,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	714,000,000
204,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.228%, dated 2/13/2008 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $343,660,525 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $347,823,077.	204,000,000
497,514,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	497,514,000
1,050,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,122,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $2,040,005,410.	1,050,000,000
138,000,000		Interest in $188,000,000 joint repurchase agreement 1.94%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $188,010,131 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2031 and the market value of those underlying securities was $191,763,728.	138,000,000
1,964,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	1,964,000,000
300,000,000		Repurchase agreement 2.27%, dated 7/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $300,018,917 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $306,005,146.	300,000,000
590,754,000		Interest in $621,754,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $621,791,996 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $640,407,827.	590,754,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/30/2025 and the market value of those underlying securities was $306,004,269.	300,000,000
333,000,000		Interest in $350,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $350,021,389 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $357,817,608.	333,000,000
874,744,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	874,744,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 2.04%, dated 7/31/2008 under which UBS Securities LLC will repurchase security provided as collateral for $100,005,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity at 11/17/2017 and the market value of the underlying security was $102,004,547.	50,000,000
175,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,010,694 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $178,510,909.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	13,617,200,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	30,750,804,892
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	33,042,068
		TOTAL NET ASSETS--100%	$30,783,846,960

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Prime Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	51.9%
Variable Rate Demand Instruments	29.5%
Bank Instruments	14.0%
Repurchase Agreements	4.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.9%	[4]
8-30 Days	19.7%
31-90 Days	30.4%
91-180 Days	11.5%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 24.4% of the Fund's portfolio.

Prime Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.0%
		Finance - Automotive--2.6%
$61,638,726	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2009	$61,636,905
35,420,999	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	35,420,999
36,072,665	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	36,072,665
50,000,000		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	50,000,000
13,049,954	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	13,049,954
35,187,064		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	35,187,064
40,872,352		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	40,872,352
7,523,435	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	7,523,435
18,681,936		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	18,681,936
227,644,742	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	227,644,742
4,530,276		Harley-Davidson Motorcycle Trust 2008-1, Class A1, 3.171%, 2/15/2009	4,530,276
69,140,573	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	69,140,573
6,211,465		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	6,211,465
927,843		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	927,843
39,203,149		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	39,203,149
30,000,000		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	30,000,000
		TOTAL	676,103,358
		Finance - Equipment--0.4%
72,352,980		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	72,352,980
22,487,837		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	22,487,837
3,888,628	[1,2]	Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008	3,888,628
		TOTAL	98,729,445
		TOTAL ASSET-BACKED SECURITIES	774,832,803
		CERTIFICATES OF DEPOSIT--10.0%
		Banking--10.0%
222,500,000		Banco Santander, S.A., 2.880% - 3.100%, 11/18/2008 - 1/20/2009	222,496,919
295,000,000		Bank of Montreal, 3.000% - 3.650%, 8/22/2008 - 7/24/2009	295,000,000
559,000,000		Barclays Bank PLC, 2.960% - 3.700%, 8/27/2008 - 6/12/2009	559,001,405
74,500,000		Calyon, Paris, 3.130%, 1/12/2009	74,500,000
170,000,000		Compass Bank, Birmingham, 2.740% - 2.850%, 10/3/2008 - 11/5/2008	170,000,000
142,500,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	142,500,000
300,000,000		DePfa Bank PLC, 2.890% - 3.150%, 9/10/2008 - 1/9/2009	300,000,000
100,000,000		Fifth Third Bank, Cincinnati, 2.820%, 11/25/2008	100,000,000
60,000,000		Marshall & Ilsley Bank, Milwaukee, 2.660%, 8/11/2008	60,000,000
175,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	175,000,535
30,000,000		Natixis, 3.190%, 10/15/2008	30,000,000
100,000,000		Regions Bank, Alabama, 2.760%, 11/14/2008	100,000,000
161,500,000		UBS AG, 2.870% - 3.780%, 10/15/2008 - 11/5/2008	161,500,000
169,300,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	169,300,000
		TOTAL CERTIFICATES OF DEPOSIT	2,559,298,859
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--15.3%
		Banking--15.0%
$95,000,000		BNP Paribas Securities Corp., 2.437%, 8/1/2008	$95,000,000
350,000,000		Barclays Capital, Inc., 2.357% - 2.437%, 8/1/2008	350,000,000
948,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	948,000,000
325,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	325,000,000
498,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	498,000,000
323,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	323,000,000
415,000,000		Natixis Financial Products Inc., 2.437% - 2.562%, 8/1/2008	415,000,000
350,000,000		RBC Capital Markets Corp., 2.387% - 2.537%, 8/1/2008	350,000,000
228,000,000		UBS Securities LLC, 2.471% - 3.092%, 8/1/2008 - 10/22/2008	228,000,000
300,000,000		Wachovia Securities, Inc., 3.042%, 10/14/2008 - 10/15/2008	300,000,000
		TOTAL	3,832,000,000
		Brokerage--0.3%
75,000,000		Goldman Sachs & Co., 2.471%, 8/1/2008	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,907,000,000
		COMMERCIAL PAPER--32.6% [3]
		Banking--5.8%
300,000,000		Citigroup Funding, Inc., 2.880% - 2.930%, 10/10/2008 - 10/23/2008	298,146,708
313,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950% - 3.200%, 8/8/2008 - 10/21/2008	311,080,006
165,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 3.090% - 3.130%, 1/20/2009 - 1/23/2009	162,528,201
82,758,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.650% - 2.820%, 9/12/2008 - 10/10/2008	82,408,432
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 2.750%, 8/7/2008	15,170,000
280,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 3.000%, 8/22/2008 - 10/2/2008	279,121,336
99,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	98,137,215
103,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800%, 10/20/2008	102,359,111
137,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	136,921,149
		TOTAL	1,485,872,158
		Finance - Automotive--4.3%
157,000,000		DRAC LLC, (A1+/P1 Series), 2.880% - 3.000%, 8/5/2008 - 9/23/2008	156,700,403
28,000,000		DRAC LLC, (A1/P1 Series), 2.800%, 8/27/2008	27,943,378
693,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.800% - 3.320%, 8/4/2008 - 1/23/2009	688,722,793
231,900,000		FCAR Auto Loan Trust, (A1/P1 Series), 2.610% - 3.210%, 9/19/2008 - 1/9/2009	229,492,849
		TOTAL	1,102,859,423
		Finance - Commercial--3.0%
332,022,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.800%, 8/12/2008 - 9/12/2008	331,388,566
426,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	424,446,582
		TOTAL	755,835,148
		Finance - Retail--19.5%
600,000,000	[1,2]	Alpine Securitization Corp., 2.580% - 2.800%, 8/5/2008 - 10/2/2008	598,405,944
521,000,000	[1,2]	Amsterdam Funding Corp., 2.600% - 2.770%, 8/26/2008 - 10/10/2008	519,065,962
852,120,000	[1,2]	Barton Capital LLC, 2.570% - 2.830%, 8/4/2008 - 11/4/2008	849,828,395
629,508,000	[1,2]	Chariot Funding LLC, 2.470% - 2.720%, 8/18/2008 - 10/24/2008	627,833,902
552,987,000	[1,2]	Enterprise Funding Co. LLC, 2.570% - 2.780%, 8/14/2008 - 8/22/2008	552,400,687
494,456,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550% - 2.770%, 8/26/2008 - 9/19/2008	493,117,275
600,000,000	[1,2]	Sheffield Receivables Corp., 2.520% - 2.800%, 8/14/2008 - 10/8/2008	598,154,264
290,000,000	[1,2]	Tulip Funding Corp., 2.630% - 2.770%, 8/6/2008 - 10/15/2008	289,242,847
449,331,000	[1,2]	Yorktown Capital LLC, 2.550% - 2.800%, 8/14/2008 - 10/14/2008	447,974,670
		TOTAL	4,976,023,946
		TOTAL COMMERCIAL PAPER	8,320,590,675
Principal Amount			Value
		CORPORATE BOND--0.1%
		Banking--0.1%
$15,500,000		Bank of America Corp., 5.875%, 2/15/2009	$15,697,461
		CORPORATE NOTES--0.6%
		Banking--0.3%
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	85,762,075
		Finance - Securities--0.3%
75,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	75,000,000
		TOTAL CORPORATE NOTES	160,762,075
		MUNICIPAL--0.2%
		Banking--0.2%
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 2.760%, 8/6/2008	54,600,000
		NOTES - VARIABLE--29.5% [4]
		Banking--18.3%
4,485,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	4,485,000
3,710,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,710,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 2.710%, 8/7/2008	3,165,000
3,335,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.000%, 8/7/2008	3,335,000
230,000,000	[1,2]	BNP Paribas SA, 2.460% - 2.719%, 8/19/2008 - 8/26/2008	230,000,000
5,260,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,260,000
238,000,000	[1,2]	Bank of Ireland, 2.468%- 2.666%, 8/15/2008 - 8/19/2008	238,000,000
150,000,000		Bank of Ireland, 2.991%, 10/22/2008	150,000,000
183,605,000		Bank of Montreal, 2.688% - 3.190%, 8/14/2008 - 10/31/2008	183,436,131
40,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	40,000,000
184,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	184,000,057
553,700,000		Bank of Scotland, Edinburgh, 2.541% - 2.994%, 8/1/2008 - 8/14/2008	553,700,068
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	8,830,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 2.540%, 8/6/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 2.563%, 8/6/2008	2,300,000
4,580,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	4,580,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 2.460%, 8/7/2008	15,000,000
13,290,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 2.860%, 8/7/2008	13,290,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	23,000,000
74,000,000		Calyon, Paris, 2.771%, 10/16/2008	73,893,506
14,935,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.250%, 8/7/2008	14,935,000
6,725,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 2.900%, 8/1/2008	6,725,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 2.650%, 8/6/2008	5,600,000
6,875,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	6,875,000
5,500,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	5,500,000
5,602,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	5,602,000
2,246,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	2,246,000
1,572,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	1,572,000
622,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	622,000
1,021,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.960%, 8/7/2008	1,021,000
1,644,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	1,644,000
1,088,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	1,088,000
2,214,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	2,214,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,514,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	$3,514,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.514%, 8/7/2008	2,350,000
8,150,000		Charter Lakes Capital LLC, (Series 2006-A), (U.S. Bank, N.A. LOC), 2.710%, 8/7/2008	8,150,000
9,450,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.310%, 8/1/2008	9,450,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.460%, 8/7/2008	695,000
730,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 2.650%, 8/6/2008	730,000
43,100,000		Comerica Bank, 2.150%, 8/1/2008	42,987,306
5,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.482%, 8/26/2008	4,999,911
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 2.510%, 8/7/2008	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	7,425,000
6,935,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	6,935,000
64,025,000		Cook County, IL, (Series 2002 A), 2.614%, 8/6/2008	64,025,000
23,050,000		Cooperative District of Prattville, Bass Pro Project (Series 2006), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	23,050,000
4,415,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/7/2008	4,415,000
6,745,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,745,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 2.550%, 8/7/2008	11,700,000
1,935,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	1,935,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,200,000
6,850,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 2.730%, 8/7/2008	6,850,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 2.650%, 8/1/2008	5,100,000
23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 2.760%, 8/7/2008	23,300,000
5,445,000	[1,2]	GDG Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	5,445,000
12,035,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	12,035,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.700%, 8/6/2008	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.650%, 8/6/2008	13,010,000
5,155,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,155,000
5,600,000		H & P Holdings LLC, (Series 2001), (Regions Bank, Alabama LOC), 2.710%, 8/6/2008	5,600,000
8,810,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	8,810,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,925,000
6,720,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 3.510%, 8/7/2008	6,720,000
8,155,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,155,000
4,480,000		J & E Land Co., (Series 2003), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	4,480,000
85,000,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	85,000,000
3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 2.660%, 8/6/2008	3,400,000
15,330,000		Janus Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	15,330,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 8/6/2008	6,000,000
2,665,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	2,665,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	1,575,000
4,585,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.250%, 8/1/2008	4,585,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	6,440,000
5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	18,750,000
4,680,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.200%, 8/7/2008	4,680,000
11,000,000		Luxor Management Co., Inc., (Series 2008), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	11,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$420,000		Madison, WI Community Development Authority, (Series 1997-B) Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	$420,000
278,000,000		Marshall & Ilsley Bank, Milwaukee, 2.451% - 2.468%, 8/14/2008 - 8/26/2008	277,964,885
11,485,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 2.560%, 8/5/2008	11,485,000
4,170,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	4,170,000
1,612,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.960%, 8/7/2008	1,612,000
8,115,000		Mississippi Business Finance Corp., (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	8,115,000
3,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 2.650%, 8/7/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994) Georgia Gulf, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 2.540%, 8/6/2008	10,790,000
7,360,000		Mobile, AL Medical Clinic Board - Spring Hill, Spring Hill Medical Complex, Inc. 2003-A, (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	7,360,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	110,000,000
158,000,000		National City Bank, 2.408% - 2.715%, 8/1/2008 - 8/13/2008	158,000,000
58,000,000		Natixis, 2.991%, 10/1/2008	58,004,036
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.300%, 8/7/2008	900,000
4,975,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	4,975,000
11,415,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 2.550%, 8/7/2008	11,415,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.810%, 8/6/2008	79,800,000
4,240,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,240,000
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 2.750%, 8/7/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 2.650%, 8/6/2008	6,650,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 2.560%, 8/7/2008	9,705,000
7,000,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,000,000
17,815,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	17,815,000
4,050,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,050,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.450% - 2.471%, 8/1/2008 - 8/6/2008	168,999,096
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	220,000,000
45,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	45,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 2.460%, 8/1/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.460%, 8/7/2008	19,000,000
930,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.700%, 8/6/2008	930,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	11,100,000
18,960,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.970%, 8/7/2008	18,960,000
6,700,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 2.970%, 8/7/2008	6,700,000
50,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	50,000,000
10,640,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.000%, 8/7/2008	10,640,000
2,280,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.960%, 8/7/2008	2,280,000
885,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.900%, 8/7/2008	885,000
1,560,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.800%, 8/7/2008	1,560,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446%, 8/13/2008	115,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	75,000,000
5,475,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,475,000
217,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	217,000,000
100,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp. LOC), 3.276%, 9/15/2008 - 9/22/2008	100,000,000
12,035,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	12,035,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	1,100,000
1,213,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.990%, 8/7/2008	1,213,000
1,065,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/7/2008	1,065,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$352,732,000		Wachovia Bank N.A., 2.070% - 3.191%, 8/1/2008 - 10/27/2008	$352,658,445
9,490,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 2.560%, 8/7/2008	9,490,000
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.560%, 8/7/2008	8,985,000
4,415,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	4,415,000
		TOTAL	4,685,501,441
		Brokerage--4.9%
100,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	100,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	50,000,093
445,000,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/26/2008	445,000,000
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	109,500,000
533,800,000		Morgan Stanley, 2.230% - 2.550%, 8/1/2008 - 8/27/2008	533,800,074
		TOTAL	1,238,300,167
		Electrical Equipment--0.2%
2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.630%, 8/7/2008	2,090,000
50,926,133		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.710%, 8/4/2008	50,926,133
		TOTAL	53,016,133
		Electronics--0.5%
133,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	133,000,000
		Finance - Commercial--0.6%
125,000,000		General Electric Capital Corp., 2.481%, 8/11/2008	125,000,000
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	20,000,000
		TOTAL	145,000,000
		Finance - Securities--1.9%
200,500,000	[1,2]	Asscher Finance Corp., 2.070% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	200,497,760
180,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008 - 8/20/2008)	179,997,642
100,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008 (Final Maturity 8/18/2008)	99,999,073
		TOTAL	480,494,475
		Government Agency--0.2%
11,020,000		Capital Trust Agency, FL, (Federal National Mortgage Association LOC), 2.710%, 8/7/2008	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 2.590%, 8/7/2008	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 2.710%, 8/7/2008	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 2.570%, 8/7/2008	17,725,000
8,075,000		Sierra Land Co. LLC, (FHLB of Indianapolis LOC), 2.710%, 8/7/2008	8,075,000
		TOTAL	55,420,000
		Insurance--2.5%
50,000,000		Hartford Life Insurance Co., 2.852% - 3.173%, 8/1/2008 - 9/2/2008	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	80,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 2.772% - 3.121%, 8/19/2008 - 9/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 3.171% - 3.253%, 8/1/2008 - 10/1/2008	105,000,000
120,000,000		Monumental Life Insurance Co., 2.850% - 3.091%, 8/1/2008 - 10/1/2008	120,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.785%, 8/29/2008	25,000,000
55,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	55,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.984%, 8/11/2008	20,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 3.091%, 8/1/2008	125,000,000
		TOTAL	646,000,000
		Oil & Oil Finance--0.4%
100,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	100,000,000
		TOTAL NOTES - VARIABLE	7,536,732,216
Principal Amount or Shares			Value
		TIME DEPOSITS--4.0%
		Banking--4.0%
$190,000,000		Chase Bank USA, N.A., 2.188%, 8/1/2008	$190,000,000
75,000,000		Deutsche Bank AG, 2.188%, 8/1/2008	75,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 2.088%, 8/1/2008	250,000,000
300,000,000		RBS Citizens Bank N.A., 2.063%, 8/1/2008	300,000,000
200,000,000		Societe Generale, Paris, 2.168%, 8/1/2008	200,000,000
		TOTAL TIME DEPOSITS	1,015,000,000
		MUTUAL FUND--0.1%
20,059,291	[5]	DWS Money Market Trust, 2.560%	20,059,291
		REPURCHASE AGREEMENTS--4.5%
$749,999,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	749,999,000
50,000,000		Interest in $188,000,000 joint repurchase agreement 1.94%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $188,010,131 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2031 and the market value of those underlying securities was $191,763,728.	50,000,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $309,000,366.	300,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 2.04%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 11/17/2017 and the market value of that underlying security was $102,004,547.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	1,149,999,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	25,514,572,380
		OTHER ASSETS AND LIABILITIES - NET--0.1% [7]	34,628,039
		TOTAL NET ASSETS--100%	$25,549,200,419
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $9,233,978,602, which represented 36.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $8,938,921,625, which represented 35.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	89.2%
U.S. Treasury Securities	10.9%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.4%
8-30 Days	3.6%
31-90 Days	3.2%
91-180 Days	6.1%
181 Days or more	4.8%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		REPURCHASE AGREEMENTS--89.2%
$4,129,857,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$4,129,857,000
300,000,000		Repurchase agreement 2.12%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $300,017,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $306,018,141.	300,000,000
192,000,000		Interest in $200,000,000 joint repurchase agreement 2.02%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $200,011,222 on 8/1/2008.The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/21/2008 and the market value of that underlying security was $204,011,508.	192,000,000
453,000,000	[1]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $487,451,944 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2016 and the market value of that underlying security was $495,167,239.	453,000,000
3,609,000,000		Interest in $3,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,825,222,063 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $3,901,726,558.	3,609,000,000
100,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,005,806 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $102,111,384.	100,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,861,608,113.	1,609,000,000
359,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $386,925,000 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2026 and the market value of that underlying security was $393,031,533.	359,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.98%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,005,500 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2013 and the market value of those underlying securities was $102,005,616.	96,000,000
910,000,000	[1]	Interest in $985,000,000 joint repurchase agreement 2.00%, dated 7/24/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $986,696,389 on 8/25/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,006,430,969.	910,000,000
3,784,000,000		Interest in $4,000,000,000 joint repurchase agreement 2.08%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,231,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $4,075,149,004.	3,784,000,000
1,000,000,000		Interest in repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,061,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,020,623,333.	1,000,000,000
784,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,058,056 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,003,854.	784,000,000
284,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,029,643.	284,000,000
2,284,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,145,139 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2013 and the market value of those underlying securities was $2,550,002,469.	2,284,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,861,500,971.	1,609,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$500,000,000		Repurchase agreement 2.10%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $500,029,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $510,004,282.	$500,000,000
400,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,023,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $408,023,763.	400,000,000
369,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,029,609.	369,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.99%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,528 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2027 and the market value of that underlying security was $102,004,003.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	22,867,857,000
		U.S. TREASURY--10.9%
682,500,000	[2]	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	677,194,700
910,000,000	[2]	United States Treasury Bills, 2.225% - 2.350%, 12/18/2008	902,046,063
225,000,000	[2]	United States Treasury Bills, 2.295%, 7/2/2009	220,194,844
228,000,000	[2]	United States Treasury Bills, 2.425%, 6/4/2009	223,284,992
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	317,291,154
224,000,000		United States Treasury Notes, 4.875%, 1/31/2009	227,464,912
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	93,315,576
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	140,502,201
		TOTAL U.S. TREASURY	2,801,294,442
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	25,669,151,442
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [4]	(20,956,659)
		TOTAL NET ASSETS--100%	$25,648,194,783

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2008

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$13,617,200,000	$1,149,999,000	$22,867,857,000
Investments in securities	17,133,604,892	24,364,573,380	2,801,294,442
Total investments in securities, at amortized cost and value	30,750,804,892	25,514,572,380	25,669,151,442
Cash	--	8,407,587	--
Income receivable	62,824,915	47,316,599	9,155,142
Receivable for investments sold	--	99,971,111	--
Receivable for shares sold	11,859,049	19,639,332	5,847,221
TOTAL ASSETS	30,825,488,856	25,689,907,009	25,684,153,805
Liabilities:
Payable for investments purchased	--	99,220,555	--
Payable for shares redeemed	12,107,804	3,852,393	1,505,871
Bank overdraft	504,658	--	999,163
Payable to Directors'/Trustees' fees	642	3,604	--
Payable for distribution services fee (Note 5)	131,051	102,865	242,959
Payable for shareholder services fee (Note 5)	1,546,951	855,089	1,031,534
Income distribution payable	25,933,679	35,656,440	30,851,785
Accrued expenses	1,417,111	1,015,644	1,327,710
TOTAL LIABILITIES	41,641,896	140,706,590	35,959,022
TOTAL NET ASSETS	$30,783,846,960	$25,549,200,419	$25,648,194,783
Net Assets Consist of:
Paid-in capital	$30,783,980,212	$25,549,772,019	$25,648,391,087
Distributions in excess of net investment income	(133,252)	(571,600)	(196,304)
TOTAL NET ASSETS	$30,783,846,960	$25,549,200,419	$25,648,194,783
Net Assets:
Institutional Shares	$20,425,207,086	$18,430,487,091	$17,018,264,418
Institutional Service Shares	8,770,059,939	6,625,756,124	5,863,863,679
Institutional Capital Shares	1,128,742,941	--	1,640,797,903
Trust Shares	459,836,994	492,957,204	1,125,268,783
TOTAL NET ASSETS	$30,783,846,960	$25,549,200,419	$25,648,194,783
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	20,425,493,314	18,431,817,325	17,019,092,900
Institutional Service Shares	8,770,029,715	6,624,998,065	5,863,549,158
Institutional Capital Shares	1,128,861,845	--	1,640,430,770
Trust Shares	459,595,346	492,956,165	1,125,318,259
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	--	$1.00
Trust Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2008

	Government Obligations Fund	Prime Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$933,161,788	$1,070,581,111	$793,404,035
Expenses:
Investment adviser fee (Note 5)	52,719,542	51,928,821	51,884,166
Administrative personnel and services fee (Note 5)	20,638,153	20,346,385	20,315,422
Custodian fees	955,654	995,469	924,348
Transfer and dividend disbursing agent fees and expenses	562,677	276,643	189,665
Directors'/Trustees' fees	185,040	217,557	158,246
Auditing fees	19,700	19,700	19,700
Legal fees	20,478	21,804	20,869
Portfolio accounting fees	198,718	186,500	198,501
Distribution services fee--Trust Shares (Note 5)	947,266	1,093,848	3,188,099
Shareholder services fee--Institutional Service Shares (Note 5)	13,543,785	9,638,179	11,614,469
Shareholder services fee--Institutional Capital Shares (Note 5)	1,149,143	--	1,201,227
Account administration fee--Institutional Service Shares	3,881,644	6,441,387	3,392,219
Account administration fee--Institutional Capital Shares	159,690	--	170,701
Account administration fee--Trust Shares	942,902	1,090,843	3,088,967
Share registration costs	888,794	196,220	819,563
Printing and postage	322,572	222,583	77,076
Insurance premiums	62,719	76,162	73,039
Interest expense	--	14,356	--
Miscellaneous	68,017	87,642	62,091
TOTAL EXPENSES	97,266,494	92,854,099	97,398,368
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	(22,068,412)	(20,822,278)	(21,029,811)
Waiver of administrative personnel and services fee	(562,757)	(570,360)	(557,906)
Reimbursement of distribution services fee--Trust Shares	--	--	(52,152)
Reimbursement of shareholder services fee--Institutional Capital Shares	(707)	--	(1,376)
Reimbursement for account administration fee--Trust Shares	--	(1,400)	--
TOTAL WAIVERS AND REIMBURSEMENTS	(22,631,876)	(21,394,038)	(21,641,245)
Net expenses	74,634,618	71,460,061	75,757,123
Net investment income	$858,527,170	$999,121,050	$717,646,912

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Government Obligations Fund		Prime Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$858,527,170	$610,237,198	$999,121,050	$1,128,457,715
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(588,821,794)	(388,506,266)	(744,026,695)	(805,820,628)
Institutional Service Shares	(214,176,447)	(187,401,781)	(240,886,427)	(313,844,937)
Institutional Capital Shares	(45,201,657)	(24,246,736)	--	--
Trust Shares	(10,469,154)	(10,180,185)	(14,648,461)	(8,891,098)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(858,669,052)	(610,334,968)	(999,561,583)	(1,128,556,663)
Share Transactions:
Proceeds from sale of shares	194,558,519,755	100,219,379,000	264,259,486,987	245,101,417,058
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	98,361,755	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	460,128,229	316,591,643	352,360,612	421,595,608
Cost of shares redeemed	(178,420,238,444)	(97,043,441,744)	(262,046,038,619)	(243,609,532,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	3,492,528,899	2,565,808,980	1,913,479,724
Change in net assets	16,696,629,413	3,492,431,129	2,565,368,447	1,913,380,776
Net Assets:
Beginning of period	14,087,217,547	10,594,786,418	22,983,831,972	21,070,451,196
End of period	$30,783,846,960	$14,087,217,547	$25,549,200,419	$22,983,831,972
Undistributed (distributions in excess of) net investment income	$(133,252)	$8,630	$(571,600)	$(131,067)

Statements of Changes in Net Assets

	Treasury Obligations Fund
Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$717,646,912	$701,947,284
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(475,270,293)	(337,153,887)
Institutional Service Shares	(171,934,535)	(270,525,221)
Institutional Capital Shares	(37,271,542)	(51,279,269)
Trust Shares	(33,295,230)	(43,001,403)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(717,771,600)	(701,959,780)
Share Transactions:
Proceeds from sale of shares	147,204,242,100	67,240,816,072
Net asset value of shares issued to shareholders in payment of distributions declared	206,374,418	203,283,357
Cost of shares redeemed	(136,905,525,798)	(66,261,597,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,505,090,720	1,182,501,987
Change in net assets	10,504,966,032	1,182,489,491
Net Assets:
Beginning of period	15,143,228,751	13,960,739,260
End of period	$25,648,194,783	$15,143,228,751
Distributions in excess of net investment income	$(196,304)	$(71,616)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	Current income consistent with stability of principal.
Prime Obligations Fund	diversified	Institutional Shares Institutional Service Shares Trust Shares	Current income consistent with stability of principal.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	Current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The Financial Highlights of the Institutional Shares, Institutional Service Shares and Institutional Capital Shares are presented separately.

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately Prior to Combination	Net Assets of Liquid Cash Trust Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$98,361,755	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

On September 7, 2008 the Federal Housing Finance Authority (FHFA) placed the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) in conservatorship with FHFA as the conservator. The goal of these actions is to help restore confidence in FNMA and FHLMC, enhance their capacity to fulfill their mission and mitigate the systemic risk that has contributed directly to the instability in the current market. Immediately following this action, the fair value of mortgage-backed securities of FNMA and FHLMC was impacted positively.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2009	6/6/2008	$61,636,569
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$35,420,999
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/12/2008	$23,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$75,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008	8/13/2007	$99,980,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	149,436,526,380	$149,436,526,380	75,889,159,353	$75,889,159,353
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	98,361,755	98,361,755	--	--
Shares issued to shareholders in payment of distributions declared	320,190,657	320,190,657	197,604,600	197,604,600
Shares redeemed	(138,372,784,513)	(138,372,784,513)	(73,763,192,844)	(73,763,192,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,482,294,279	$11,482,294,279	2,323,571,109	$2,323,571,109

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	38,144,338,778	$38,144,338,778	19,110,014,692	$19,110,014,692
Shares issued to shareholders in payment of distributions declared	94,646,152	94,646,152	90,883,175	90,883,175
Shares redeemed	(33,736,334,276)	(33,736,334,276)	(18,426,895,947)	(18,426,895,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,502,650,654	$4,502,650,654	774,001,920	$774,001,920

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,956,024,290	$4,956,024,290	843,228,727	$843,228,727
Shares issued to shareholders in payment of distributions declared	41,710,472	41,710,472	23,858,170	23,858,170
Shares redeemed	(4,506,358,228)	(4,506,358,228)	(607,030,491)	(607,030,491)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	491,376,534	$491,376,534	260,056,406	$260,056,406

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,021,630,307	$2,021,630,307	4,376,976,228	$4,376,976,228
Shares issued to shareholders in payment of distributions declared	3,580,948	3,580,948	4,245,698	4,245,698
Shares redeemed	(1,804,761,427)	(1,804,761,427)	(4,246,322,462)	(4,246,322,462)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	220,449,828	$220,449,828	134,899,464	$134,899,464
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	$16,696,771,295	3,492,528,899	$3,492,528,899
	Prime Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	219,638,025,923	$219,638,025,899	192,143,691,315	$192,143,691,315
Shares issued to shareholders in payment of distributions declared	272,320,088	272,320,088	324,045,166	324,045,166
Shares redeemed	(217,948,715,083)	(217,948,715,083)	(191,148,288,071)	(191,148,288,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,961,630,928	$1,961,630,904	1,319,448,410	$1,319,448,410

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,431,505,830	$43,431,505,830	52,109,567,109	$52,109,567,109
Shares issued to shareholders in payment of distributions declared	75,927,952	75,927,952	94,687,949	94,687,949
Shares redeemed	(43,089,808,593)	(43,089,808,593)	(51,825,239,866)	(51,825,239,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	417,625,189	$417,625,189	379,015,192	$379,015,192

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,189,955,258	$1,189,955,258	848,158,634	$848,158,634
Shares issued to shareholders in payment of distributions declared	4,112,572	4,112,572	2,862,493	2,862,493
Shares redeemed	(1,007,514,943)	(1,007,514,943)	(636,005,005)	(636,005,005)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	186,552,887	$186,552,887	215,016,122	$215,016,122
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,565,809,004	$2,565,808,980	1,913,479,724	$1,913,479,724

	Treasury Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,213,459,110	$121,213,459,110	37,889,992,415	$37,889,992,415
Shares issued to shareholders in payment of distributions declared	169,163,577	169,163,577	143,330,476	143,330,476
Shares redeemed	(111,086,615,688)	(111,086,615,688)	(37,729,469,179)	(37,729,469,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,296,006,999	$10,296,006,999	303,853,712	$303,853,712

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,811,938,832	$18,811,938,832	21,388,216,417	$21,388,216,417
Shares issued to shareholders in payment of distributions declared	30,397,906	30,397,906	48,349,298	48,349,298
Shares redeemed	(19,102,584,626)	(19,102,584,626)	(21,025,359,506)	(21,025,359,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(260,247,888)	$(260,247,888)	411,206,209	$411,206,209

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,857,193,915	$4,857,193,915	6,042,473,500	$6,042,473,500
Shares issued to shareholders in payment of distributions declared	5,445,379	5,445,379	9,205,389	9,205,389
Shares redeemed	(4,360,157,358)	(4,360,157,358)	(5,951,055,848)	(5,951,055,848)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	502,481,936	$502,481,936	100,623,041	$100,623,041

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,321,650,243	$2,321,650,243	1,920,133,740	$1,920,133,740
Shares issued to shareholders in payment of distributions declared	1,367,556	1,367,556	2,398,194	2,398,194
Shares redeemed	(2,356,168,126)	(2,356,168,126)	(1,555,712,909)	(1,555,712,909)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(33,150,327)	$(33,150,327)	366,819,025	$366,819,025
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,505,090,720	$10,505,090,720	1,182,501,987	$1,182,501,987

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008			2007
	Ordinary Income	[1]	Long-Term Capital Gains	Ordinary Income
Government Obligations Fund	$858,668,869		$183	$ 610,334,968
Prime Obligations Fund	$999,561,583		$ --	$1,128,556,663
Treasury Obligations Fund	$717,771,600		$ --	$ 701,959,780

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Fund	Distributions in Excess of Ordinary Income
Government Obligations Fund	$(133,252)
Prime Obligations Fund	$(571,600)
Treasury Obligations Fund	$(196,304)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2008, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$22,068,412
Prime Obligations Fund	$20,822,278
Treasury Obligations Fund	$21,029,811

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the year ended July 31, 2008, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$562,757
Prime Obligations Fund	$570,360
Treasury Obligations Fund	$557,906

Distribution Services Fee

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily reimbursed $52,152 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the year ended July 31, 2008, the FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 707
Treasury Obligations Fund	$1,376

For the year ended July 31, 2008, FSSC did not receive any fees paid by the Funds. For the year ended July 31, 2008, the Institutional Shares for the Funds did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of Prime Obligations Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Funds did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2008, the amount of long-term capital gains designated by Government Obligations Fund was $183.

For the fiscal year ended July 31, 2008, 100.00%, 99.95% and 100.00% of the dividends paid by the Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

12. SUBSEQUENT EVENT

On September 24, 2008, the Putnam Prime Money Market Fund made a purchase in-kind of securities and other assets into Prime Obligations Fund .. Securities and other assets valued at $12,302,280,290 were received in exchange for 12,302,280,290 shares of Prime Obligations Fund's Institutional Shares.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Prime Obligations Fund, Government Obligations Fund and Treasury Obligations Fund, portfolios of Money Market Obligations Trust (the "Trust"), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust.

The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

The following item was considered by shareholders of Prime Obligations Fund and the results of their voting were as follows:

AGENDA ITEM

To approve or disapprove amending Prime Obligations Fund's fundamental investment limitation regarding concentration of its investments.

For	13,944,486,180
Against	947,474,339
Abstain	24,884,027

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (collectively, the Funds), each a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Prime Cash Fund and Primve Value Fund's portfolio manager since November 1996, and the Prime Management Fund's portfolio manager since April 2003. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Municipal Fund's portfolio manager since November 1996. Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Government Fund and Treasury Fund's portfolio manager since July 1993. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2008

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120

28717 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Municipal Trust

Portfolios of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Capital Reserves Fund
Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,				Period Ended
	2008		2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.033		0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.033)		(0.044)	(0.035)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [2]	3.31%		4.48%	3.51%	0.90%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%	1.00%	1.00	% [4]
Net investment income	3.21%		4.39%	3.47%	2.26	% [4]
Expense waiver/reimbursement [5]	0.34%		0.33%	0.33%	0.35	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,106,815		$9,311,899	$8,165,254	$7,429,461

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 1.00% after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended
	2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.84%	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.00%	1.00	% [3]
Net investment income	2.69%	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30%	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,325,955	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,					Period Ended
	2008		2007	2006		7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.021		0.028	0.022		0.007
Net realized gain (loss) on investments	0.000	[2]	0.000 [2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.021		0.028	0.022		0.007
Less Distributions:
Distributions from net investment income	(0.021)		(0.028)	(0.022)		(0.007)
Distributions from net realized gain on investments	(0.000)	[2]	(0.000) [2]	--		--
TOTAL DISTRIBUTIONS	(0.021)		(0.028)	(0.022)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total Return [3]	2.09%		2.77%	2.20%		0.67%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%	1.00%		1.00	% [5]
Net investment income	1.99%		2.73%	2.17%		1.63	% [5]
Expense waiver/reimbursement [6]	0.44%		0.40%	0.39%		0.51	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$628,860		$446,174	$403,322		$442,515

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 1.00% after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in a Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Federated Capital Reserves Fund	$1,000	$1,011.20	$5.00
Federated Government Reserves Fund	$1,000	$1,008.60	$4.99
Federated Municipal Trust	$1,000	$1,007.40	$4.99
Hypothetical (assuming a 5% return before expenses):
Federated Capital Reserves Fund	$1,000	$1,019.89	$5.02
Federated Government Reserves Fund	$1,000	$1,019.89	$5.02
Federated Municipal Trust	$1,000	$1,019.89	$5.02

1 Expenses are equal to each Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Federated Capital Reserves Fund	1.00%
Federated Government Reserves Fund	1.00%
Federated Municipal Trust	1.00%

Federated Capital Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	50.1%
Variable Rate Demand Instruments	31.3%
Bank Instruments	13.4%
Repurchase Agreements	5.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.8	% [4]
8-30 Days	27.5%
31-90 Days	35.4%
91-180 Days	10.2%
181 Days or more	2.0%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial paper and notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 12.6% of the Fund's portfolio.

Federated Capital Reserves Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.4%
		Finance - Automotive--3.0%
$18,129,036	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 5/15/2009	$18,128,500
12,007,118	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	12,007,118
14,316,340	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	14,316,340
51,561,000	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	51,561,000
6,524,977	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	6,524,977
28,149,651		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	28,149,651
15,549,264		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	15,549,264
4,514,061	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	4,514,061
91,057,897	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	91,057,897
21,879,928	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	21,879,928
13,102,837		Nissan Auto Lease Trust 2008-A, Class A1, 2.815%, 5/15/2009	13,102,837
23,381,413		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.786%, 6/15/2009	23,381,413
231,961		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	231,961
936,837		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	936,837
		TOTAL	301,341,784
		Finance - Equipment--0.4%
39,886,520	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	39,886,520
		TOTAL ASSET-BACKED SECURITIES	341,228,304
		CERTIFICATES OF DEPOSIT--13.4%
		Banking--13.4%
50,000,000		Banco Santander, S.A., 3.100%, 1/20/2009	50,000,000
125,000,000		Bank of Montreal, 3.000% - 3.650%, 8/22/2008 - 6/15/2009	125,000,000
25,000,000		Bank of Scotland, Edinburgh, 3.050%, 10/23/2008	25,000,000
175,000,000		Barclays Bank PLC, 2.720% - 3.700%, 8/27/2008 - 6/12/2009	175,006,969
60,000,000		Calyon, Paris, 3.130%, 1/12/2009	60,000,000
25,000,000		Comerica Bank, 2.780%, 11/17/2008	25,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
40,000,000		DePfa Bank PLC, 2.830%, 11/13/2008	40,000,000
70,000,000		Huntington National Bank, Columbus, OH, 2.850% - 2.870%, 8/4/2008 - 9/29/2008	70,000,000
100,000,000		National City Bank, 2.720% - 2.780%, 9/9/2008 - 9/11/2008	100,000,428
175,000,000		Natixis, 2.940% - 3.000%, 8/1/2008 - 11/21/2008	175,000,000
35,000,000		UBS AG, 3.780%, 10/15/2008	35,000,000
375,000,000		Wilmington Trust Co., 2.700% - 2.880%, 8/22/2008 - 10/14/2008	375,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,355,007,397
		COLLATERALIZED LOAN AGREEMENTS--4.4%
		Banking--4.4%
250,000,000		Barclays Capital, Inc., 2.438% - 3.000%, 8/1/2008 - 10/14/2008	250,000,000
100,000,000		Credit Suisse First Boston LLC, 2.388%, 8/1/2008	100,000,000
100,000,000		HSBC Securities (USA), Inc., 2.388%, 8/1/2008	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	450,000,000
Principal Amount			Value
		COMMERCIAL PAPER--39.9% [3]
		Aerospace/Auto--1.1%
$64,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 2.857% - 2.915%, 8/19/2008 - 9/9/2008	$63,877,295
45,000,000	[1,2]	Volkswagen of America, Inc., (Guaranteed by Volkswagen AG), 2.858%, 8/13/2008	44,957,250
		TOTAL	108,834,545
		Banking--3.6%
93,500,000	[1,2]	Fountain Square Commercial Funding Corp., 2.974% - 3.298%, 9/10/2008 - 10/16/2008	92,982,205
50,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. Swap Agreement), 2.669%, 9/12/2008	49,845,417
125,000,000	[1,2]	Picaros Funding LLC, (Guaranteed by KBC Bank N.V.), 2.686% - 2.727%, 9/25/2008 - 10/2/2008	124,461,035
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.949%, 11/17/2008	24,782,125
75,000,000		Societe Generale North America, Inc., 3.005%, 8/8/2008	74,956,833
		TOTAL	367,027,615
		Conglomerate--0.8%
77,000,000		Textron Financial Corp., (Textron, Inc. SA), 2.821% - 2.871%, 8/19/2008 - 10/6/2008	76,770,946
		Consumer Products--0.7%
54,500,000	[1,2]	Diageo Capital PLC, (Guaranteed by Diageo PLC), 3.002% - 3.125%, 8/29/2008 - 10/29/2008	54,263,822
16,500,000		Kellogg Co., 2.727% - 2.814%, 8/6/2008 - 9/3/2008	16,490,483
		TOTAL	70,754,305
		Finance - Automotive--3.8%
25,000,000		DRAC LLC, A1+/P1 Series, 3.046%, 8/5/2008	24,991,667
87,700,000		FCAR Auto Loan Trust, A1/P1 Series, 2.644% - 3.264%, 9/5/2008 - 1/16/2009	87,160,717
274,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.840% - 3.374%, 8/14/2008 - 1/9/2009	271,653,160
		TOTAL	383,805,544
		Finance - Commercial--3.6%
294,000,000	[1,2]	Fairway Finance Co. LLC, 2.606% - 2.820%, 8/14/2008 - 10/10/2008	293,122,949
70,000,000	[1,2]	Versailles Commercial Paper LLC, 2.922% - 3.074%, 8/8/2008 - 9/26/2008	69,835,111
		TOTAL	362,958,060
		Finance - Retail--24.1%
236,600,000	[1,2]	Alpine Securitization Corp., 2.566% - 2.688%, 8/4/2008 - 9/3/2008	236,264,383
180,000,000	[1,2]	Amsterdam Funding Corp., 2.622% - 2.799%, 9/18/2008 - 9/19/2008	179,335,397
317,000,000	[1,2]	Barton Capital LLC, 2.555% - 2.820%, 8/4/2008 - 10/3/2008	316,113,139
35,000,000	[1,2]	Chariot Funding LLC, 2.475% - 2.597%, 8/20/2008 - 8/25/2008	34,945,217
224,000,000	[1,2]	Enterprise Funding Co. LLC, 2.567% - 2.803%, 8/14/2008 - 9/11/2008	223,671,843
218,176,000	[1,2]	Falcon Asset Securitization Company LLC, 2.567% - 2.789%, 8/28/2008 - 9/19/2008	217,535,805
166,464,000	[1,2]	Jupiter Securitization Company LLC, 2.612% - 2.801%, 9/16/2008 - 9/29/2008	165,830,767
130,000,000	[1,2]	Salisbury Receivables Company LLC, 2.712% - 2.731%, 8/7/2008 - 8/14/2008	129,910,583
260,000,000	[1,2]	Sheffield Receivables Corp., 2.768% - 3.097%, 9/16/2008 - 1/13/2009	258,343,435
271,001,000	[1,2]	Tulip Funding Corp., 2.636% - 2.790%, 8/6/2008 - 10/15/2008	270,150,128
403,348,000	[1,2]	Yorktown Capital LLC, 2.567% - 2.769%, 8/14/2008 - 10/22/2008	401,932,189
		TOTAL	2,434,032,886
		Food & Beverage--0.7%
20,000,000	[1,2]	General Mills, Inc., 2.964% - 3.071%, 8/19/2008 - 9/15/2008	19,958,813
30,000,000	[1,2]	H.J. Heinz Co., 2.920%, 8/14/2008	29,968,583
26,349,000	[1,2]	H.J. Heinz Finance Co., (Guaranteed by H.J. Heinz Co.), 2.857% - 2.921%, 8/5/2008 - 9/2/2008	26,307,245
		TOTAL	76,234,641
		Pharmaceuticals and Health Care--0.5%
50,000,000	[1,2]	AstraZeneca PLC, 2.972%, 8/26/2008	49,898,611
		Publishing and Printing--1.0%
100,600,000	[1,2]	Gannett Co., Inc., 2.968% - 3.526%, 8/1/2008 - 10/15/2008	100,204,641
		TOTAL COMMERCIAL PAPER	4,030,521,794
Principal Amount			Value
		CORPORATE NOTE--0.2%
		Finance - Securities--0.2%
$25,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.415%, 8/5/2008	$25,000,000
		TOTAL CORPORATE NOTE	25,000,000
		LOAN PARTICIPATION--0.7%
		Chemicals--0.7%
70,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 2.720%, 9/26/2008	70,000,000
		TOTAL LOAN PARTICIPATION	70,000,000
		NOTES - VARIABLE--31.3% [4]
		Banking--21.9%
7,580,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 3.150%, 8/7/2008	7,580,000
17,260,000		Athens - Clarke County, GA IDA, PBR, Inc. Project Series 2007, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	17,260,000
100,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.481%, 8/25/2008	100,000,000
75,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 10/8/2008	75,000,000
40,000,000	[1,2]	Bank of Ireland, 2.448%, 8/19/2008	40,000,000
50,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	50,000,000
62,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	62,000,000
130,000,000		Bank of Scotland, Edinburgh, 2.798% - 3.001%, 8/6/2008 - 8/14/2008	130,000,000
6,500,000		Beverage South LLC, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	6,500,000
195,000,000	[1,2]	BNP Paribas SA, 2.460% - 2.709%, 8/19/2008 - 8/26/2008	195,000,000
3,135,000		Brevard County, FL IDRB, Designer Choice Cabinetry, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,135,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	23,000,000
6,245,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Banks, Inc. LOC), 2.650%, 8/6/2008	6,245,000
3,935,000		Capital Markets Access Co. LC, Series 2005 E, (Regions Bank, Alabama LOC), 2.750%, 8/7/2008	3,935,000
4,170,000		Chaffee Point Hospitalities LLC, Series 2005C, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	4,170,000
4,000,000		Chattahoochee County IDA, L.E. MIL Properties LLC, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	4,000,000
13,170,000		Cityscape SCP LLC, Series 2007, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	13,170,000
4,385,000		Coastal Area Stores, Inc., Series 2005, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	4,385,000
4,050,000		Columbus, GA Development Authority, Columbus Park East Series 2005, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	4,050,000
13,000,000		Columbus, GA Development Authority, Four J's Project Series 2008, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	13,000,000
100,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.482%, 8/25/2008	100,000,000
6,670,000		CPR Investments LLC, Series 2005, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	6,670,000
155,000,000	[1,2]	Credit Agricole S.A., 2.789%, 8/22/2008	155,000,000
8,500,000		East Montgomery Health Facilities Development, Inc., Series 2006 - A, (First Commercial Bank, Birmingham, AL LOC), 2.760%, 8/7/2008	8,500,000
10,735,000		Emerald Coast Diversified Properties LLC, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	10,735,000
5,500,000		Flamingo Enterprises, Inc., Series 2008, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	5,500,000
2,260,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 3.150%, 8/7/2008	2,260,000
7,605,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 3.150%, 8/7/2008	7,605,000
3,365,000		Grossman Realty LLC, Series 5, (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	3,365,000
1,500,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	1,500,000
25,700,000		Henry County Development Authority, Georgia Crown Distributing Co., Project Series 2004, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	25,700,000
5,050,000		Lotus Hospitality LLC, Series 2008, (First Commercial Bank, Birmingham, AL LOC), 2.710%, 8/6/2008	5,050,000
174,100,000		LP Pinewood SPV, LLC, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	174,100,000
4,395,000		M & C Holdings LLC, (RBC Bank (USA) LOC), 2.710%, 8/7/2008	4,395,000
6,800,000		Madison Hotel Investors I LLC, Series 2005 B, (Marshall & Ilsley Bank, Milwaukee LOC), 2.610%, 8/7/2008	6,800,000
3,870,000		Medical Center of Athens, Inc., Series 2007, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	3,870,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,840,000		Mesa Properties LLC, Series 2002, (RBC Bank (USA) LOC), 2.710%, 8/7/2008	$2,840,000
7,400,000		Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 2.850%, 8/7/2008	7,400,000
6,760,000		Montgomery, AL BMC Special Care Facilities Finance Authority, Series 1997-A, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,760,000
9,685,000		Moore Orthopaedic Clinic-Land LLC, Series 2006, (National Bank of South Carolina LOC), 2.760%, 8/7/2008	9,685,000
7,280,000		MSH Realty Co. LLC, Series 2001, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,280,000
73,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.450%, 8/7/2008	73,000,000
30,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/8/2008	30,000,000
75,000,000		National City Bank, 2.428% - 2.715%, 8/1/2008 - 8/13/2008	75,000,000
40,000,000		Natixis, 2.991%, 10/1/2008	40,000,000
9,000,000		New Life Assembly of God of Lehigh Acres, Florida, Inc., Series 2008, (Columbus Bank and Trust Co., GA LOC), 3.000%, 8/7/2008	9,000,000
50,000,000		New York State HFA, Series 2008-B, (Landesbank Hessen-Thueringen LOC), 2.760%, 8/6/2008	50,000,000
5,907,000		North Myrtle Beach Corporate Center LLC, (National Bank of South Carolina LOC), 2.760%, 8/7/2008	5,907,000
2,525,000		Oceana County Freezer Storage, Inc., Series 1999, (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	2,525,000
3,600,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 3.150%, 8/7/2008	3,600,000
17,285,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	17,285,000
6,440,000		Plex Indoor Sports LLC, Series 2008, (National Bank of South Carolina LOC), 2.760%, 8/7/2008	6,440,000
4,175,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	4,175,000
135,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.461%, 8/1/2008	135,000,000
70,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	70,000,000
3,710,000		Six Ten Properties LLC, Series 2004, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	3,710,000
50,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	50,000,000
10,420,000		Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	10,420,000
23,300,000		Superior Petroleum Co., Series 2007, (Huntington National Bank, Columbus, OH LOC), 3.550%, 8/7/2008	23,300,000
50,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 3.150%, 8/25/2008	50,000,000
1,925,000		Tipton, IN, Tipton County Memorial Hospital Project, Series 2006B, (Fifth Third Bank, Cincinnati LOC), 2.510%, 8/7/2008	1,925,000
3,310,000		Trinity Baptist Church, Series 2003-A, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,310,000
40,000,000		Union Hamilton Special Purpose Funding LLC, Series 2008-1, TRANCHE #1, (Guaranteed by Wachovia Corp.), 3.291%, 9/29/2008	40,000,000
75,000,000		Wachovia Bank N.A., 3.001%, 8/4/2008	75,000,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.450%, 8/18/2008	100,000,000
5,000,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (Columbus Bank and Trust Co., GA LOC), 2.800%, 8/7/2008	5,000,000
6,060,000		World Of Life Christian Center, Series 2007, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,060,000
3,640,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.510%, 8/7/2008	3,640,000
		TOTAL	2,211,742,000
		Brokerage--4.0%
5,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	5,000,020
210,000,000		Merrill Lynch & Co., Inc., 2.598% - 2.602%, 8/15/2008 - 8/25/2008	210,000,000
36,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	36,000,000
150,450,000		Morgan Stanley, 2.230%, 8/1/2008	150,450,000
		TOTAL	401,450,020
		Finance - Commercial--0.7%
75,000,000		General Electric Capital Corp., 2.481%, 8/11/2008	75,000,000
		Finance - Securities--2.3%
100,000,000	[1,2]	Asscher Finance Corp., 2.656%, 8/15/2008	99,998,675
80,000,000	[1,2]	K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.090% - 2.675%, 8/15/2008 - 8/20/2008	79,998,945
50,000,000	[1]	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.749%, 8/18/2008	49,999,537
		TOTAL	229,997,157
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Insurance--1.7%
$55,000,000		Genworth Life Insurance Co., 3.082% - 3.134%, 8/11/2008 - 9/2/2008	$55,000,000
23,600,000		Hartford Life Global Funding Trust, 2.478%, 8/15/2008	23,600,000
50,000,000		MetLife Insurance Co. of Connecticut, 2.772% - 3.121%, 9/2/2008 - 9/28/2008	50,000,000
37,000,000		Monumental Life Insurance Co., 2.851%, 8/1/2008	37,000,000
		TOTAL	165,600,000
		Oil & Oil Finance--0.7%
75,000,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 2.791%, 10/14/2008	75,000,000
		TOTAL NOTES - VARIABLE	3,158,789,177
		TIME DEPOSIT--1.5%
		Brokerage--1.5%
150,000,000		Merrill Lynch & Co., Inc., 2.538%, 8/1/2008	150,000,000
		REPURCHASE AGREEMENT--5.1%
516,000,000		Interest in $1,845,000,000 joint repurchase agreement 2.200%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $516,031,533 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $1,882,015,631.	516,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	$10,096,546,672
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	10,268,377
		TOTAL NET ASSETS--100%	$10,106,815,049

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $5,142,589,381, which represented 50.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $4,923,006,706, which represented 48.7% of total net assets.

3 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate note with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	57.5%
Repurchase Agreements	42.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.5%
8-30 Days	18.4%
31-90 Days	15.9%
91-180 Days	5.7%
181 Days or more	12.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Government Reserves Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--57.5%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 2.371%, 8/8/2008	$50,000,000
523,000,000	[2]	Federal Home Loan Bank System Discount Notes, 2.280% - 2.850%, 9/12/2008 - 7/13/2009	517,931,881
3,137,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.644%, 8/1/2008 - 10/30/2008	3,137,338,869
1,050,220,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 8/8/2008 - 7/9/2009	1,050,534,356
433,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.070% - 2.380%, 8/14/2008 - 10/31/2008	432,501,218
375,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% - 2.639%, 8/8/2008 - 9/26/2008	375,015,967
119,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 3.625%, 9/15/2008 - 4/9/2009	119,537,125
898,916,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.790%, 10/14/2008 - 2/2/2009	890,571,746
410,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/1/2008 - 10/28/2008	409,865,196
99,600,000		Federal National Mortgage Association Notes, 5.125% - 6.375%, 6/15/2009 - 7/13/2009	102,364,289
		TOTAL U.S. GOVERNMENT AGENCIES	7,085,660,647
		REPURCHASE AGREEMENTS--42.4%
175,000,000	[3]	Repurchase agreement 2.180%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $175,349,708 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $179,583,941.	175,000,000
1,500,000,000		Repurchase agreement 2.200%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,091,667 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,544,528,773.	1,500,000,000
100,000,000	[3]	Repurchase agreement 2.120%, dated 4/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,553,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $102,558,621.	100,000,000
125,000,000	[3]	Repurchase agreement 2.180%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $125,219,514 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $127,631,255.	125,000,000
1,329,000,000		Interest in $1,845,000,000 joint repurchase agreement 2.200%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,329,081,217 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $1,882,015,631.	1,329,000,000
2,000,000,000		Repurchase agreement 2.200%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $2,050,056,175.	2,000,000,000
		TOTAL REPURCHASE AGREEMENTS	5,229,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	12,314,660,647
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	11,294,717
		TOTAL NET ASSETS--100%	$12,325,955,364

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.1%
Municipal Notes	15.9%
Commercial Paper	0.9%
Other Assets and Liabilities--Net [2]	(2.9)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.9%
8-30 Days	4.1%
31-90 Days	4.0%
91-180 Days	7.7%
181 Days or more	4.2%
Other Assets and Liabilities--Net [2]	(2.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Federated Municipal Trust
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--102.9% [1,2]
		Alabama--1.5%
$600,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	$600,000
45,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments) Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	45,000
3,925,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 2.340%, 8/7/2008	3,925,000
5,000,000		Chatom, AL IDB, (Series 2001) Weekly VRDNs (Alabama Electric Co-op, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	5,000,000
		TOTAL	9,570,000
		Arizona--0.9%
5,760,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007-E3) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	5,760,000
		Arkansas--0.8%
5,200,000		Arkansas Development Finance Authority, (Series 2000F) Weekly VRDNs (Capri, LLC)/(Regions Bank, Alabama LOC), 2.440%, 8/7/2008	5,200,000
		Colorado--2.5%
10,000,000		Bachelor Gulch Metropolitan District, CO, (Series 2004), 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/3/2008	10,000,000
1,300,000		Colorado Agricultural Development Authority, (Series 2000) Weekly VRDNs (Rocky Mountain Milling LLC)/(SunTrust Bank LOC), 2.440%, 8/7/2008	1,300,000
2,300,000		Colorado HFA, (Series 2005B) Weekly VRDNs (Closet Factory)/(Bank of New York LOC), 2.440%, 8/7/2008	2,300,000
2,255,000		Colorado HFA, (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.440%, 8/7/2008	2,255,000
		TOTAL	15,855,000
		Delaware--1.6%
10,000,000		Delaware EDA, (Series B) Daily VRDNs (Motiva Enterprises LLC), 2.350%, 8/1/2008	10,000,000
		District of Columbia--2.5%
4,530,000	[3,4]	District of Columbia HFA, (PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(Federal Home Loan Mortgage Corp. COL)/(Federal Home Loan Mortgage Corp. LIQ), 2.650%, 8/7/2008	4,530,000
11,000,000		District of Columbia HFA, SFM Revenue Bonds Draw Down Series 2005, 2.4206% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	11,000,000
		TOTAL	15,530,000
		Florida--6.1%
2,500,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 2.340%, 8/7/2008	2,500,000
7,500,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(Federal National Mortgage Association LOC), 2.330%, 8/7/2008	7,500,000
3,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA, Inc. INS), 6/1/2009	3,048,776
4,000,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 2.400%, 8/7/2008	4,000,000
1,535,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	1,535,000
4,700,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.450%, 8/7/2008	4,700,000
15,000,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 2.700%, 8/7/2008	15,000,000
		TOTAL	38,283,776
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--3.1%
$1,000,000		Cobb County, GA Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	$1,000,000
16,425,000		DeKalb County, GA MFHA, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	16,425,000
1,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 3.050%, 8/7/2008	1,000,000
1,400,000		Fulton County, GA IDA, (Series 1989) Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC), 2.560%, 8/7/2008	1,400,000
		TOTAL	19,825,000
		Idaho--0.4%
2,300,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC), 2.440%, 8/7/2008	2,300,000
		Illinois--4.0%
6,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	6,000,000
4,200,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(LaSalle Bank, N.A. LOC), 2.390%, 8/7/2008	4,200,000
5,730,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.590%, 8/6/2008	5,730,000
4,500,000	[3,4]	Chicago, IL SFM, RBC Floater Certificate (Series S-1) Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 2.370%, 8/7/2008	4,500,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 2.440%, 8/7/2008	3,400,000
1,090,000		Illinois Housing Development Authority, (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	1,090,000
		TOTAL	24,920,000
		Indiana--7.7%
7,250,000		Bloomington, IN, (Series 2008) Weekly VRDNs (SY Henderson Court Investors, LP)/(Federal Home Loan Mortgage Corp. LOC), 2.500%, 8/7/2008	7,250,000
3,150,000		Goshen, IN EDRB, (Series 2007) Weekly VRDNs (LMA-HUF Development LLC)/(Comerica Bank LOC), 2.390%, 8/7/2008	3,150,000
4,220,000	[3,4]	Indiana State HFA, PUTTERs (Series 1204) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.490%, 8/7/2008	4,220,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Sub-series 2008C-6) Weekly VRDNs (Indianapolis Airport Authority)/(FSA, Inc. INS)/(Dexia Credit Local LIQ), 2.730%, 7/2/2009	20,000,000
10,000,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, PUTTERs (Series 2788) Weekly VRDNs (Indianapolis, IN Waterworks Department)/ (JPMorgan Chase & Co. LIQ), 2.240%, 8/7/2008	10,000,000
2,500,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	2,504,520
1,400,000		Sheridan, IN Community Schools, 3.25% TANs, 12/31/2008	1,402,863
		TOTAL	48,527,383
		Kansas--0.4%
2,437,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	2,437,000
		Kentucky--0.8%
100,000		Kenton County, KY, (Series 1999) Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	100,000
215,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.540%, 8/7/2008	215,000
4,720,00		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 2.500%, 8/7/2008	4,720,000
		TOTAL	5,035,000
		Louisiana--0.2%
1,245,000	[3,4]	Jefferson Parish, LA Home Mortgage Authority, MERLOTS (Series 2001-A79) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	1,245,000
		Maine--0.2%
1,100,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	1,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--1.1%
$1,510,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54) Weekly VRDNs (Bank of New York LIQ), 2.590%, 8/6/2008	$1,510,000
5,600,000	[3,4]	Maryland Industrial Development Financing Authority, Term Tender Custodial Receipts (Series 2008S), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	5,602,663
		TOTAL	7,112,663
		Massachusetts--0.3%
2,160,000		Massachusetts Development Finance Agency, (Series 2004), 1.75% CP (Nantucket Electric Co.)/(Massachusetts Electric Co. GTD), Mandatory Tender 11/7/2008	2,160,000
		Michigan--2.3%
9,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 2.900%, 8/7/2008	9,695,000
5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,002,196
		TOTAL	14,697,196
		Minnesota--1.5%
2,500,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	2,500,000
7,000,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	7,000,000
		TOTAL	9,500,000
		Mississippi--3.3%
1,760,000		Mississippi Business Finance Corp., (Series 1998) Weekly VRDNs (American Metal Sales, Inc.)/(First Tennessee Bank, N.A. LOC), 3.190%, 8/7/2008	1,760,000
150,000		Mississippi Business Finance Corp., (Series 1999) VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	150,000
3,070,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Corinthian, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	3,070,000
2,400,000		Mississippi Business Finance Corp., (Series 2001) Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	2,400,000
1,680,000		Mississippi Business Finance Corp., Revenue Bonds (Series 2001) Weekly VRDNs (H. M. Richards, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	1,680,000
900,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	900,000
6,200,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	6,200,000
4,000,000		Mississippi Home Corp., Multifamily Housing Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	4,000,000
370,000		Mississippi Home Corp., Multifamily Housing Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	370,000
		TOTAL	20,530,000
		Missouri--2.4%
10,000,000	[3,4]	Missouri Higher Education Loan Authority, DFA Municipal Trust Certificates (Series 2008-40) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	10,000,000
480,000	[3,4]	Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	480,000
4,601,400		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.216% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	4,601,400
		TOTAL	15,081,400
		Montana--0.7%
4,100,000		Montana State Board of Investments, (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	4,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--4.3%
$2,935,585	[3,4]	ABN AMRO Chicago Corp. 1997-1 Lease TOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.440%, 8/7/2008	$2,935,585
4,318,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2007-40 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	4,318,000
14,700,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2007-52 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	14,700,000
5,000,000		Federal Home Loan Mortgage Corp., (Series M015-A) Weekly VRDNs (Multifamily Housing Revenue Bond Pass-Through Certificates)/(Federal Home Loan Mortgage Corp. GTD)/(Federal Home Loan Mortgage Corp. LIQ), 2.390%, 8/7/2008	5,000,000
200,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 2382P) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.490%, 8/7/2008	200,000
		TOTAL	27,153,585
		Nebraska--0.9%
5,330,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.440%, 8/7/2008	5,330,000
		Nevada--2.1%
4,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	4,037,841
3,100,000		Director of the State of Nevada Department of Business and Industry, (Series 2007) Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.650%, 8/7/2008	3,100,000
3,075,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Key Bank, N.A. LOC), 2.340%, 8/7/2008	3,075,000
2,955,000	[3,4]	Nevada Rural Housing Authority, MERLOTS (Series 2007-E6) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.590%, 8/6/2008	2,955,000
		TOTAL	13,167,841
		New Jersey--5.9%
8,875,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT) Series 2006-87 Weekly VRDNs (Port Authority of New York and New Jersey)/(FSA, Inc. INS)/(Bank of America N.A. LIQ), 2.260%, 8/7/2008	8,875,000
1,900,000		Atlantic Highlands, NJ, 2.50% BANs, 4/22/2009	1,906,049
4,000,000		Beachwood, NJ, 4.00% BANs, 8/29/2008	4,000,617
1,606,500		Franklin Township, Warren County, NJ, 3.75% BANs, 10/24/2008	1,608,652
2,000,000		Hoboken, NJ, 3.75% TANs, 8/29/2008	2,000,526
3,593,480		Lacey Township, NJ, 3.00% BANs, 7/24/2009	3,620,970
5,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.490%, 8/7/2008	5,000,000
2,923,925		Palmyra Borough, NJ, 3.60% BANs, 12/19/2008	2,928,254
2,000,000		Spring Lake Boro, NJ, 3.90% BANs, 10/17/2008	2,001,215
5,000,000		Wallington, NJ, 2.50% BANs, 5/11/2009	5,017,124
		TOTAL	36,958,407
		New Mexico--1.0%
3,750,000		Bernalillo County, NM Multifamily Housing, (Series 2008) Weekly VRDNs (Desert Willow, LP)/(U.S. Bank, N.A. LOC), 2.390%, 8/7/2008	3,750,000
2,400,000		New Mexico Mortgage Finance Authority, (Draw Down Issue 2008), 2.46% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	2,400,000
		TOTAL	6,150,000
		New York--5.5%
1,670,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.390%, 8/7/2008	1,670,000
1,245,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.610%, 8/6/2008	1,245,000
1,820,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 2.440%, 8/7/2008	1,820,000
1,985,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE) Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	1,985,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 2.610%, 8/6/2008	1,700,000
1,305,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.300%, 8/7/2008	1,305,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,485,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	$4,485,000
5,400,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.390%, 8/7/2008	5,400,000
8,110,000	[3,4]	New Rochelle, NY IDA, ROCs (Series 10252CE) Weekly VRDNs (550 Fifth Avenue Owner LP)/(Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 2.380%, 8/7/2008	8,110,000
1,700,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.370%, 8/7/2008	1,700,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 2.600%, 8/7/2008	2,250,000
3,050,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 2.240%, 8/7/2008	3,050,000
		TOTAL	34,720,000
		North Carolina--1.1%
2,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 2.270%, 8/6/2008	2,500,000
4,250,000		Raleigh & Durham, NC Airport Authority, (Series 2008B) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.200%, 8/7/2008	4,250,000
		TOTAL	6,750,000
		Ohio--3.2%
14,300,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.310%, 8/7/2008	14,300,000
4,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	4,001,336
1,000,000		Kent, OH, 4.00% BANs, 10/16/2008	1,000,802
1,100,000		Licking County, OH Career & Technology Educational Centers, 4.50% BANs, 9/10/2008	1,100,845
		TOTAL	20,402,983
		Oklahoma--4.4%
350,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.700%, 8/7/2008	350,000
2,446,876	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2004-3 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	2,446,876
4,650,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	4,650,000
20,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	20,000,000
		TOTAL	27,446,876
		Pennsylvania--2.2%
10,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA, Inc. INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	10,000,000
3,670,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,671,597
		TOTAL	13,671,597
		South Carolina--5.0%
12,700,000		Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.300%, 8/7/2008	12,700,000
3,700,000		South Carolina Jobs-EDA, (Series 1996) Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC), 2.350%, 8/6/2008	3,700,000
3,375,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/7/2008	3,375,000
1,100,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.87% BANs, 9/2/2008	1,100,000
10,735,000	[3,4]	South Carolina State Ports Authority, PUTTERs (Series 2884Z) Weekly VRDNs (FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.790%, 8/7/2008	10,735,000
		TOTAL	31,610,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--8.1%
$4,500,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 2.430%, 8/1/2008	$4,500,000
2,400,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	2,400,000
3,900,000		Knox County, TN Health Education & Housing Facilities Board, (Series 1999) Weekly VRDNs (West Vista Ridge Apartments)/(First Tennessee Bank, N.A. LOC), 3.190%, 8/7/2008	3,900,000
4,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	4,500,000
12,305,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008B) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.420%, 8/7/2008	12,305,000
1,550,000		Sevier County, TN Public Building Authority, (Series IV-A-3) Daily VRDNs (White County, TN)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	1,550,000
3,535,000		Sevier County, TN Public Building Authority, (Series IV-B-10) Daily VRDNs (Jefferson County, TN)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	3,535,000
3,120,000		Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	3,120,000
3,100,000		Sevier County, TN Public Building Authority, (Series IV-B-2) Daily VRDNs (Greeneville (Town of), TN)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	3,100,000
10,000,000		Sevier County, TN Public Building Authority, (Series IV-B-5) Daily VRDNs (Alcoa, TN)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	10,000,000
1,805,000		Sevier County, TN Public Building Authority, (Series IV-B-7) Daily VRDNs (Johnson City, TN)/(FSA, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	1,805,000
445,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003) Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 8/7/2008	445,000
		TOTAL	51,160,000
		Texas--8.1%
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 2.220%, 8/6/2008	14,500,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(Wachovia Bank N.A. LOC), 2.440%, 8/7/2008	3,000,000
2,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	2,500,000
1,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 2.650%, 8/7/2008	1,500,000
1,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD), 2.250%, 8/6/2008	1,800,000
7,500,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	7,500,000
3,650,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/(FSA, Inc. INS)/(Bank of New York LIQ), 2.350%, 8/6/2008	3,650,000
5,700,000	[3,4]	San Antonio, TX Housing Finance Corp., ROCs (Series 822CE) Weekly VRDNs (Babcock Villa & Stone Ridge Apartments)/(Citigroup, Inc. LIQ)/(Citigroup, Inc. LOC), 2.400%, 8/7/2008	5,700,000
2,500,000	[3,4]	Tarrant County, TX Cultural Education Facilities Finance Corp., 2.35% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/9/2008	2,500,398
7,830,000	[3,4]	Texas State Affordable Housing Corp., MERLOTS (Series 2007-C62), 2.45% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 10/15/2008	7,830,000
600,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004) Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.340%, 8/7/2008	600,000
		TOTAL	51,080,398
		Virginia--1.8%
5,000,000		Capital Beltway Funding Corporation, VA, (Series A) Weekly VRDNs (DePfa Bank PLC LOC), 2.200%, 8/7/2008	5,000,000
3,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.91% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2008	3,500,000
3,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.340%, 8/6/2008	3,000,000
		TOTAL	11,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--3.6%
$2,000,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.370%, 8/7/2008	$2,000,000
3,590,000		Washington State Housing Finance Commission, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(Federal National Mortgage Association LOC), 2.280%, 8/7/2008	3,590,000
4,825,000		Washington State Housing Finance Commission, (Series 1996: Larkin Apartments) Weekly VRDNs (Hamilton Place Apartments, LP)/(Federal National Mortgage Association LOC), 2.280%, 8/7/2008	4,825,000
12,200,000		Washington State Housing Finance Commission, (Series 2005A: Park Vista) Daily VRDNs (MWSH Port Orchard LLC)/(Bank of America N.A. LOC), 2.300%, 8/1/2008	12,200,000
		TOTAL	22,615,000
		Wisconsin--1.4%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(ABN AMRO Bank NV, Amsterdam LOC), 2.540%, 8/7/2008	7,710,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.540%, 8/7/2008	1,000,000
		TOTAL	8,710,000
		TOTAL INVESTMENTS--102.9% (AT AMORTIZED COST) [5]	647,196,105
		OTHER ASSETS AND LIABILITIES - NET--(2.9)% [6]	(18,336,226)
		TOTAL NET ASSETS--100%	$628,859,879

Securities that are subject to the federal alternative minimum tax (AMT) represent 70.9% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008 the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97%	3%

2 Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933: or (b) is subject to contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $204,980,651, which represented 32.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $204,980,651, which represented 32.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
EDRB	--Economic Development Revenue Bond
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MFHA	--Multi-Family Housing Authority
MMMs	--Money Market Municipals
PCFA	--Pollution Control Financing Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Federated Capital Reserves Fund
Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$10,096,546,672
Income receivable		19,656,503
TOTAL ASSETS		10,116,203,175
Liabilities:
Bank overdraft	$2,108,448
Payable for distribution services fee (Note 5)	3,862,183
Payable for shareholder services fee (Note 5)	2,057,138
Payable for transfer and dividend disbursing agent fees and expenses	837,697
Payable for share registration costs	329,742
Accrued expenses	192,918
TOTAL LIABILITIES		9,388,126
Net assets for 10,106,827,605 shares outstanding		$10,106,815,049
Net Assets Consist of:
Paid-in capital		$10,106,815,049
TOTAL NET ASSETS		$10,106,815,049
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$10,106,815,049÷10,106,827,605 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in securities	$7,085,660,647
Investments in repurchase agreements	5,229,000,000
Total investments in securities, at amortized cost and value		$12,314,660,647
Income receivable		23,613,782
TOTAL ASSETS		12,338,274,429
Liabilities:
Bank overdraft	3,751,506
Payable for distribution services fee (Note 5)	4,608,503
Payable for shareholder services fee (Note 5)	2,467,157
Payable for transfer and dividend disbursing agent fees and expenses	999,853
Accrued expenses	492,046
TOTAL LIABILITIES		12,319,065
Net assets for 12,325,956,526 shares outstanding		$12,325,955,364
Net Assets Consist of:
Paid-in capital		$12,325,955,364
TOTAL NET ASSETS		$12,325,955,364
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$12,325,955,364÷12,325,956,526 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$647,196,105
Cash		36,277
Income receivable		1,877,071
TOTAL ASSETS		649,109,453
Liabilities:
Payable for investments purchased	$19,695,000
Payable for distribution services fee (Note 5)	241,716
Payable for shareholder services fee (Note 5)	128,137
Accrued expenses	184,721
TOTAL LIABILITIES		20,249,574
Net assets for 628,823,689 shares outstanding		$628,859,879
Net Assets Consist of:
Paid-in capital		$628,823,689
Accumulated net realized gain on investments		32,293
Undistributed net investment income		3,897
TOTAL NET ASSETS		$628,859,879
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$628,859,879÷628,823,689 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Federated Capital Reserves Fund
Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$410,067,077
Expenses:
Investment adviser fee (Note 5)		$29,216,065
Administrative personnel and services fee (Note 5)		7,630,764
Custodian fees		269,199
Transfer and dividend disbursing agent fees and expenses		9,761,540
Directors'/Trustees' fees		82,731
Auditing fees		25,499
Legal fees		16,774
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		53,562,786
Shareholder services fee (Note 5)		24,346,721
Share registration costs		4,282,789
Printing and postage		1,195,183
Insurance premiums		31,935
Miscellaneous		28,311
TOTAL EXPENSES		130,625,297
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(22,809,256)
Waiver of administrative personnel and services fee (Note 5)	(213,274)
Waiver of distribution services fee (Note 5)	(9,738,688)
Reduction of custodian fees	(4,001)
TOTAL WAIVERS AND REDUCTION		(32,765,219)
Net expenses			97,860,078
Net investment income			$312,206,999

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$402,185,481
Expenses:
Investment adviser fee (Note 5)		$32,627,303
Administrative personnel and services fee (Note 5)		8,519,997
Custodian fees		290,389
Transfer and dividend disbursing agent fees and expenses		10,894,845
Directors'/Trustees' fees		84,809
Auditing fees		25,499
Legal fees		16,993
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		59,816,723
Shareholder services fee (Note 5)		27,189,420
Share registration costs		729,741
Printing and postage		1,821,023
Insurance premiums		34,473
Miscellaneous		24,870
TOTAL EXPENSES		142,251,085
Waivers (Note 5):
Waiver of investment adviser fee	$(21,848,067)
Waiver of administrative personnel and services fee	(236,658)
Waiver of distribution services fee	(10,875,768)
TOTAL WAIVERS		(32,960,493)
Net expenses			109,290,592
Net investment income			$292,894,889

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$15,585,524
Expenses:
Investment adviser fee (Note 5)		$1,562,562
Administrative personnel and services fee (Note 5)		408,000
Custodian fees		23,072
Transfer and dividend disbursing agent fees and expenses		532,062
Directors'/Trustees' fees		4,925
Auditing fees		22,300
Legal fees		15,798
Portfolio accounting fees		125,002
Distribution services fee (Note 5)		2,864,698
Shareholder services fee (Note 5)		1,302,135
Share registration costs		640,920
Printing and postage		33,884
Insurance premiums		6,063
Miscellaneous		1,191
TOTAL EXPENSES		7,542,612
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(1,562,562)
Waiver of administrative personnel and services fee (Note 5)	(11,306)
Waiver of distribution services fee (Note 5)	(520,854)
Reimbursement of other operating expenses (Note 5)	(215,192)
Reduction of custodian fees	(1,154)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,311,068)
Net expenses			5,231,544
Net investment income			10,353,980
Net realized gain on investments			35,421
Change in net assets resulting from operations			$10,389,401

See Notes which are an integral part of the Financial Statements

Federated Capital Reserves Fund
Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$312,206,999	$392,068,460
Distributions to Shareholders:
Distributions from net investment income	(312,289,112)	(392,010,360)
Share Transactions:
Proceeds from sale of shares	4,992,586,836	4,798,973,817
Net asset value of shares issued to shareholders in payment of distributions declared	308,708,514	392,010,360
Cost of shares redeemed	(4,506,297,458)	(4,044,396,746)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	794,997,892	1,146,587,431
Change in net assets	794,915,779	1,146,645,531
Net Assets:
Beginning of period	9,311,899,270	8,165,253,739
End of period (including undistributed net investment income of $0 and $69,557, respectively)	$10,106,815,049	$9,311,899,270

See Notes which are an integral part of the Financial Statements

Federated Government Reserves Fund
Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$292,894,889	$364,575,066
Distributions to Shareholders:
Distributions from net investment income	(292,973,657)	(364,587,780)
Share Transactions:
Proceeds from sale of shares	7,253,711,462	4,767,203,914
Net asset value of shares issued to shareholders in payment of distributions declared	290,610,175	364,587,780
Cost of shares redeemed	(4,513,528,827)	(3,460,069,032)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,030,792,810	1,671,722,662
Change in net assets	3,030,714,042	1,671,709,948
Net Assets:
Beginning of period	9,295,241,322	7,623,531,374
End of period (including undistributed net investment income of $0 and $77,606, respectively)	$12,325,955,364	$9,295,241,322

See Notes which are an integral part of the Financial Statements

Federated Municipal Trust
Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,353,980	$11,290,322
Net realized gain on investments	35,421	7,109
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,389,401	11,297,431
Distributions to Shareholders:
Distributions from net investment income	(10,356,036)	(11,299,618)
Distributions from net realized gain on investments	(4,698)	(1,071)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,360,734)	(11,300,689)
Share Transactions:
Proceeds from sale of shares	802,999,560	755,493,272
Net asset value of shares issued to shareholders in payment of distributions declared	10,301,134	11,300,689
Cost of shares redeemed	(630,643,559)	(723,939,026)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	182,657,135	42,854,935
Change in net assets	182,685,802	42,851,677
Net Assets:
Beginning of period	446,174,077	403,322,400
End of period (including undistributed net investment income of $3,897 and $3,843, respectively)	$628,859,879	$446,174,077

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Investment Objective
Federated Capital Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Government Reserves Fund	diversified	To provide current income consistent with stability of principal and liquidity.
Federated Municipal Trust	diversified	To provide current income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Interest income from the investments of Federated Municipal Trust may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Federated Capital Reserves Fund and Federated Government Reserves Fund to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in the Funds' share of the securities transferred under such repurchase agreements and in the Funds' share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by each Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Federated Capital Reserves Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 5/15/2009	6/6/2008	$18,128,500
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$12,007,118
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	5/12/2008	$23,000,000
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$51,561,000
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$39,886,520
Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.749%, 8/18/2008	8/13/2007	$49,999,537
Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$25,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended July 31,
Federated Capital Reserves Fund	2008	2007
Shares sold	4,992,586,836	4,798,973,817
Shares issued to shareholders in payment of distributions declared	308,708,514	392,010,360
Shares redeemed	(4,506,297,458)	(4,044,396,746)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	794,997,892	1,146,587,431

	Year Ended July 31,
Federated Government Reserves Fund	2008	2007
Shares sold	7,253,711,462	4,767,203,914
Shares issued to shareholders in payment of distributions declared	290,610,175	364,587,780
Shares redeemed	(4,513,528,827)	(3,460,069,032)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,030,792,810	1,671,722,662

	Year Ended July 31,
Federated Municipal Trust	2008	2007
Shares sold	802,999,560	755,493,272
Shares issued to shareholders in payment of distributions declared	10,301,134	11,300,689
Shares redeemed	(630,643,559)	(723,939,026)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	182,657,135	42,854,935

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for income distributions.

For the year ended July 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Federated Capital Reserves Fund	$(12,556)	$12,556	$ --
Federated Government Reserves Fund	$ (1,162)	$ 1,162	$ --
Federated Municipal Trust	$ --	$ 2,110	$(2,110)

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and July 31, 2007, was as follows:

	Tax Exempt Income		Ordinary Income [1]		Long-Term Capital Gains
Fund	2008	2007	2008	2007	2008	2007
Federated Capital Reserves Fund	$ --	$ --	$312,289,112	$392,010,360	$ --	$--
Federated Government Reserves Fund	$ --	$ --	$292,973,537	$364,587,780	$120	$--
Federated Municipal Trust	$10,356,036	$11,299,618	$ 3,856	$ 1,071	$842	$--

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Federated Municipal Trust	$3,897	$1,540	$30,753

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and Adviser provides for an annual fee equal to 0.30% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily reimbursed $215,192 of other operating expenses for Federated Municipal Trust and voluntarily waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$22,809,256
Federated Government Reserves Fund	$21,848,067
Federated Municipal Trust	$ 1,562,562

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of the average aggregate daily net assets of each Fund. For the year ended July 31, 2008, FAS waived a portion of its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$213,274
Federated Government Reserves Fund	$236,658
Federated Municipal Trust	$ 11,306

Distribution Services Fee

Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of each Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, FSC waived a portion if its fee as follows:

Fund	Amount Waived
Federated Capital Reserves Fund	$ 9,738,688
Federated Government Reserves Fund	$10,875,768
Federated Municipal Trust	$ 520,854

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

Each Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of each Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Funds.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2008, Federated Municipal Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $585,196,000 and $936,457,000 respectively.

6. EXPENSE REDUCTION

Through arrangements with the Funds' custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the year ended July 31, 2008, the Funds expenses were reduced under these arrangements as follows:

Fund	Net Credits
Federated Capital Reserves Fund	$4,001
Federated Municipal Trust	$1,154

7. CONCENTRATION OF RISK

A substantial portion of the Federated Capital Reserves Fund's portfolio may be comprised of obligations of banks. As a result, this Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Funds did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorney's fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2008, the amount of long-term capital gains designated by Federated Government Reserves Fund and Federated Municipal Trust was $120 and $842, respectively.

At July 31, 2008, 100% of the distributions from net investment income of Federated Municipal Trust is exempt from federal income tax, other than the federal AMT.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust, portfolios of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND, FEDERATED GOVERNMENT RESERVES FUND AND FEDERATED MUNICIPAL TRUST FUND:

We have audited the accompanying statements of assets and liabilities of Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust (the "Funds") (three of the portfolios constituting Money Market Obligations Trust), including the portfolios of investments, as of July 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust, three portfolios of Money Market Obligations Trust, at July 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED CAPITAL RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

FEDERATED MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Capital Reserves FundFederated Government Reserves FundFederated Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919304
Cusip 608919205
Cusip 608919106

33542 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Service Shares
Cash II Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.036	0.047	0.038	0.018	0.005
Less Distributions:
Distributions from net investment income	(0.036)	(0.047)	(0.038)	(0.018)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.68%	4.84%	3.88%	1.80%	0.54%

Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.64%	0.64%	0.64%
Net investment income	3.53%	4.73%	3.85%	1.77%	0.54%
Expense waiver/reimbursement [3]	0.29%	0.29%	0.29%	0.28%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,593,373	$2,777,935	$2,096,218	$1,683,914	$1,832,151

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.046	0.036	0.016	0.004
Less Distributions:
Distributions from net investment income	(0.035)	(0.046)	(0.036)	(0.016)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.51%	4.67%	3.71%	1.63%	0.37%

Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.31%	4.57%	3.51%	1.60%	0.37%
Expense waiver/reimbursement [3]	0.37%	0.34%	0.37%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$535,330	$329,066	$441,444	$688,969	$585,275

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 7/31/2008	Period Ended 7/31/2007	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.031	0.036
Less Distributions:
Distributions from net investment income	(0.031)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00
Total Return [2]	3.16%	3.61%

Ratios to Average Net Assets:
Net expenses	1.15%	1.15	% [3]
Net investment income	2.53%	4.23	% [3]
Expense waiver/reimbursement [4]	0.22%	0.23	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,167	$1,384

1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,013.10	$3.25
Cash II Shares	$1,000	$1,012.30	$4.05
Class K Shares	$1,000	$1,010.60	$5.75
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.63	$3.27
Cash II Shares	$1,000	$1,020.84	$4.07
Class K Shares	$1,000	$1,019.14	$5.77

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.65%
Cash II Shares	0.81%
Class K Shares	1.15%

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	58.3%
Variable Rate Instruments	24.8%
Bank Instruments	13.6%
Repurchase Agreement	3.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.6%	[4]
8-30 Days	14.4%
31-90 Days	42.7%
91-180 Days	13.6%
181 Days or more	2.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised of 15.0% of the Fund's portfolio.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.8%
		Finance - Automotive--2.5%
$2,936,904	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 5/15/2009	$2,936,817
6,003,559	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	6,003,559
5,636,354	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	5,636,354
3,262,488	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	3,262,489
7,741,154		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	7,741,154
6,219,706		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	6,219,706
31,520,041	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	31,520,041
5,251,183	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	5,251,183
2,484,586		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	2,484,586
22,792,528		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	22,792,528
4,749,117		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	4,749,117
5,000,000		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	5,000,000
		TOTAL	103,597,534
		Finance - Equipment--0.3%
11,188,605		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	11,188,605
938,634	[1,2]	Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008	938,634
		TOTAL	12,127,239
		TOTAL ASSET-BACKED SECURITIES	115,724,773
		CERTIFICATES OF DEPOSIT--13.6%
		Banking--13.6%
40,000,000		Banco Santander, SA, 3.100%, 1/9/2009	40,000,000
5,000,000		Bank of Montreal, 3.650%, 6/15/2009	5,000,000
72,000,000		Barclays Bank PLC, 2.960% - 3.700%, 8/27/2008 - 6/12/2009	72,003,949
30,000,000		Calyon, Paris, 3.130%, 1/12/2009	30,000,000
65,000,000		Compass Bank, Birmingham, 2.760% - 2.850%, 10/3/2008 - 11/14/2008	65,000,000
25,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	25,000,000
70,000,000		DePfa Bank PLC, 2.830% - 3.150%, 11/13/2008 - 1/9/2009	70,000,000
50,000,000		National City Bank, 2.720% - 2.780%, 9/9/2008 - 9/11/2008	50,000,267
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$70,000,000		Natixis, 2.940% - 3.000%, 8/1/2008 - 11/21/2008	$70,000,000
105,000,000		UBS AG, 2.870% - 3.780%, 10/15/2008 - 11/5/2008	105,000,000
30,000,000		Wachovia Bank NA, 3.180%, 12/22/2008	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	562,004,216
		COLLATERALIZED LOAN AGREEMENTS--11.1%
		Banking--8.6%
25,000,000		BNP Paribas Securities Corp., 2.471%, 8/1/2008	25,000,000
70,000,000		Barclays Capital, Inc., 2.390% - 3.042%, 8/1/2008 - 10/14/2008	70,000,000
45,000,000		Credit Suisse First Boston LLC, 2.421%, 8/1/2008	45,000,000
25,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	25,000,000
35,000,000		Natixis Financial Products Inc., 2.563%, 8/1/2008	35,000,000
75,000,000		RBC Capital Markets Corp., 2.421% - 2.573%, 8/1/2008	75,000,000
55,000,000		UBS Securities LLC, 2.471% - 3.092%, 8/1/2008 - 10/22/2008	55,000,000
25,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008	25,000,000
		TOTAL	355,000,000
		Brokerage--2.5%
105,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	105,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	460,000,000
		COMMERCIAL PAPER--40.9% [3]
		Banking--5.6%
40,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950% - 3.250%, 9/10/2008 - 9/30/2008	39,794,028
25,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.650%, 9/12/2008	24,922,708
75,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.650%, 9/25/2008 - 9/26/2008	74,694,514
25,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.949%, 11/17/2008	24,782,125
20,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800%, 10/20/2008	19,875,556
50,000,000		Societe Generale North America, Inc., 2.955% - 2.960%, 8/8/2008 - 8/14/2008	49,958,934
		TOTAL	234,027,865
		Finance - Automotive--3.7%
130,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.840% - 3.374%, 8/14/2008 - 1/23/2009	128,831,393
25,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 2.930%, 9/5/2008	24,928,785
		TOTAL	153,760,178
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Commercial--5.2%
$40,000,000	[1,2]	Edison Asset Securitization LLC, 2.890%, 9/25/2008	$39,823,389
111,000,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.810%, 8/14/2008 - 10/10/2008	110,580,831
65,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	64,688,236
		TOTAL	215,092,456
		Finance - Retail--25.8%
90,000,000	[1,2]	Alpine Securitization Corp., 2.580%, 9/3/2008 - 9/4/2008	89,784,283
140,000,000	[1,2]	Amsterdam Funding Corp., 2.648% - 2.799%, 8/11/2008 - 9/19/2008	139,552,142
162,511,000	[1,2]	Barton Capital LLC, 2.540% - 2.830%, 8/4/2008 - 11/4/2008	161,956,982
85,000,000	[1,2]	Chariot Funding LLC, 2.550% - 2.600%, 8/20/2008 - 9/4/2008	84,830,118
118,758,000	[1,2]	Enterprise Funding Co. LLC, 2.630% - 2.780%, 8/14/2008 - 9/19/2008	118,444,887
76,486,000	[1,2]	Jupiter Securitization Company LLC, 2.600% - 2.780%, 8/14/2008 - 9/29/2008	76,258,601
45,000,000	[1,2]	Salisbury Receivables Company LLC, 2.720% - 2.770%, 8/7/2008 - 9/12/2008	44,910,142
129,800,000	[1,2]	Sheffield Receivables Corp., 2.700% - 2.750%, 9/2/2008 - 10/14/2008	129,174,288
25,000,000	[1,2]	Tulip Funding Corp., 2.750%, 9/11/2008	24,921,701
200,000,000	[1,2]	Yorktown Capital LLC, 2.550% - 2.875%, 8/4/2008 - 9/23/2008	199,620,742
		TOTAL	1,069,453,886
		Pharmaceuticals and Health Care--0.6%
25,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	24,949,306
		TOTAL COMMERCIAL PAPER	1,697,283,691
		CORPORATE NOTES--0.7%
		Banking--0.5%
20,000,000		Wells Fargo & Co., 3.552%, 5/1/2009	20,179,312
		Finance - Securities--0.2%
10,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	10,000,000
		TOTAL CORPORATE NOTES	30,179,312
		MUNICIPAL--0.1%
		Banking--0.1%
6,000,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 2.760%, 8/6/2008	6,000,000
		NOTES - VARIABLE--24.8% [4]
		Banking--16.5%
4,370,000		AGE, Inc., (Series 2000), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,370,000
400,000		Alabama Paper Products LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.910%, 8/7/2008	400,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,520,000		American Concrete Pumping LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.510%, 8/7/2008	$3,520,000
20,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	20,000,000
40,000,000	[1,2]	BNP Paribas SA, 2.460%, 8/26/2008	40,000,000
45,000,000		Bank of Ireland, 2.991%, 10/22/2008	45,000,000
25,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	25,000,000
14,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	14,000,000
11,100,000		Bank of Scotland, Edinburgh, 2.541%, 8/1/2008	11,100,083
4,600,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	4,600,000
20,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	20,000,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank of California, N.A. LOC), 2.820%, 8/7/2008	8,235,000
281,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	281,000
696,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	696,000
1,444,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	1,444,000
9,735,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	9,735,000
5,800,000		Colonial Interstate Investments LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.860%, 8/7/2008	5,800,000
18,120,000		Covington, KY Industrial Building Revenue Bonds, (Series 2005-A), (Wachovia Bank N.A. LOC), 2.490%, 8/7/2008	18,120,000
10,000,000	[1,2]	Credit Agricole S.A., 2.799%, 8/22/2008	10,000,000
15,000,000		Credit Agricole S.A., 3.031%, 9/22/2008	15,000,000
2,607,000		Development Authority of Dekalb County, GA, Chatham Property Assoc., LLP, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,607,000
7,190,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	7,190,000
7,000,000		FIU Athletics Finance Corp., (Series 2007-B), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	7,000,000
7,310,000		First Baptist Church of Tuscaloosa, AL, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,310,000
5,190,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	5,190,000
4,265,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 2.650%, 8/6/2008	4,265,000
940,000		HYCO Alabama LLC, Series 2000, (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	940,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$4,600,000		Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	$4,600,000
2,500,000		Hillside Community Church, Series 2008, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,500,000
13,000,000	[1,2]	ING Bank N.V., 3.059%, 9/26/2008	13,000,000
19,300,000		Infirmary Health Systems, Inc., (Regions Bank, Alabama LOC), 2.460%, 8/7/2008	19,300,000
10,500,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	10,500,000
800,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc., (Series 1998), (U.S. Bank, N.A. LOC), 3.150%, 8/7/2008	800,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 8/6/2008	6,000,000
2,055,000		Leeds, AL, (Series 2006-B), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	2,055,000
6,300,000		Life Tabernacle of Houston, Inc., (Series 2006), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,300,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	5,000,000
5,000,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,000,000
37,000,000		Marshall & Ilsley Bank, Milwaukee, 2.451%, 8/26/2008	37,000,000
2,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	2,000,000
40,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	40,000,000
20,000,000		National City Bank, 2.408%, 8/1/2008	20,000,000
35,000,000		Natixis, 2.991%, 10/1/2008	35,001,740
2,000,000		Precision Packaging LLC, (Series 1997), (Compass Bank, Birmingham LOC), 2.700%, 8/7/2008	2,000,000
2,235,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	2,235,000
35,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	35,000,000
3,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 2.650%, 8/6/2008	3,100,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446%, 8/13/2008	25,000,000
35,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	35,000,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.276%, 9/22/2008	10,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (Wachovia Corp. LOC), 3.276%, 9/15/2008	$5,000,000
43,000,000		Wachovia Bank N.A., 3.191%, 10/6/2008	43,000,000
20,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	20,000,000
2,200,000		White Hydraulics, Inc., (Series 1999), (Regions Bank, Alabama LOC), 3.210%, 8/7/2008	2,200,000
		TOTAL	683,394,823
		Brokerage--3.7%
29,500,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	29,500,143
34,000,000		Merrill Lynch & Co., Inc., 2.540% - 2.602%, 8/4/2008 - 8/26/2008	34,000,000
9,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	9,000,000
80,000,000		Morgan Stanley, 2.230% - 2.611%, 8/1/2008 - 8/27/2008	80,000,000
		TOTAL	152,500,143
		Electrical Equipment--0.4%
15,020,189		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.710%, 8/4/2008	15,020,189
		Finance - Commercial--0.6%
25,000,000		General Electric Capital Corp., 2.481%, 8/11/2008	25,000,000
		Finance - Securities--0.6%
25,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.200%, 8/1/2008 (Final Maturity 8/15/2008 - 8/20/2008)	24,999,569
		Government Agency--0.3%
380,000		Alabama HFA MFH, Turtle Lake Project (Series 2000-B), (FNMA LOC), 2.600%, 8/7/2008	380,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 2.710%, 8/7/2008	10,000,000
3,230,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 2.560%, 8/7/2008	3,230,000
		TOTAL	13,610,000
		Insurance--2.0%
5,000,000		Hartford Life Global Funding Trust, 2.478%, 8/15/2008	5,000,000
10,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	10,000,000
70,000,000		Monumental Life Insurance Co., 2.851% - 2.982%, 8/1/2008 - 9/2/2008	70,000,000
		TOTAL	85,000,000
		Oil & Oil Finance--0.7%
30,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	30,000,000
		TOTAL NOTES - VARIABLE	1,029,524,724
Shares or Principal Amount			Value
		MUTUAL FUND--2.7%
110,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 2.558%	$110,000,000
		REPURCHASE AGREEMENT--3.2%
$131,626,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	131,626,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	4,142,342,716
		OTHER ASSETS AND LIABILITIES - NET--0.1% [7]	5,527,539
		TOTAL NET ASSETS--100%	$4,147,870,255

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $1,764,955,687, which represented 42.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $1,726,015,311, which represented 41.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

EDFA	--Economic Development Financing Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multifamily Housing
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$4,142,342,716
Cash		1,242,466
Income receivable		6,519,883
Receivable for shares sold		3,575,887
TOTAL ASSETS		4,153,680,952
Liabilities:
Payable for shares redeemed	$3,898,800
Income distribution payable	387,351
Payable for transfer and dividend disbursing agent fees and expenses	487,187
Payable for distribution services fee (Note 5)	80,598
Payable for shareholder services fee (Note 5)	871,951
Accrued expenses	84,810
TOTAL LIABILITIES		5,810,697
Net assets for 4,147,874,568 shares outstanding		$4,147,870,255
Net Assets Consist of:
Paid-in capital		$4,147,885,444
Distributions in excess of net investment income		(15,189)
TOTAL NET ASSETS		$4,147,870,255
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$3,593,373,417 ÷ 3,593,339,882 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$535,329,896 ÷ 535,365,399 shares outstanding, no par value, unlimited shares authorized		$1.00
Class K Shares:
$19,166,942 ÷ 19,169,287 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$159,271,703
Expenses:
Investment adviser fee (Note 5)		$19,077,514
Administrative personnel and services fee (Note 5)		2,989,039
Custodian fees		151,580
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		3,240,412
Transfer and dividend disbursing agent fees and expenses--Cash II Shares		396,077
Transfer and dividend disbursing agent fees and expenses--Class K Shares		21,332
Directors'/Trustees' fees		34,646
Auditing fees		19,000
Legal fees		17,538
Portfolio accounting fees		186,500
Distribution services fee--Cash II Shares (Note 5)		1,165,008
Distribution services fee--Class K Shares (Note 5)		39,756
Shareholder services fee--Institutional Service Shares (Note 5)		8,168,949
Shareholder services fee--Cash II Shares (Note 5)		1,154,349
Account administration fee--Institutional Service Shares		175,934
Account administration fee--Cash II Shares		8,142
Share registration costs		123,732
Printing and postage		192,032
Insurance premiums		11,904
Miscellaneous		19,131
TOTAL EXPENSES		37,192,575
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(8,127,556)
Waiver of administrative personnel and services fee	(83,014)
Waiver of distribution services fee--Cash II Shares	(403,406)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(2,608,531)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Cash II Shares	(308,087)
Reimbursement of shareholder services fee--Cash II Shares	(800)
TOTAL WAIVERS AND REIMBURSEMENTS		(11,531,394)
Net expenses			25,661,181
Net investment income			$133,610,522

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$133,610,522	$147,969,577
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(117,996,286)	(121,209,224)
Cash II Shares	(15,420,000)	(26,770,563)
Class K Shares	(203,379)	(8,335)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(133,619,665)	(147,988,122)
Share Transactions:
Proceeds from sale of shares	10,062,385,683	11,754,553,280
Net asset value of shares issued to shareholders in payment of distributions declared	128,717,402	141,065,778
Cost of shares redeemed	(9,151,608,602)	(11,324,876,963)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,039,494,483	570,742,095
Change in net assets	1,039,485,340	570,723,550
Net Assets:
Beginning of period	3,108,384,915	2,537,661,365
End of period (including distributions in excess of net investment income of $(15,189) and $(6,046), respectively)	$4,147,870,255	$3,108,384,915

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Service Shares, Cash II Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

Effective September 29, 2006, the Fund began offering Class K Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 5/15/2009	6/6/2008	$ 2,936,801
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$ 6,003,559
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/14/2008	$20,000,000
Sigma Finance, Inc. (GTD by Sigma Finance Corp.), 5.415%, 8/15/2008	7/5/2007	$10,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,495,829,708	$8,495,829,708	6,874,412,679	$6,874,412,679
Shares issued to shareholders in payment of distributions declared	113,518,050	113,518,050	116,597,969	116,597,969
Shares redeemed	(7,793,894,295)	(7,793,894,295)	(6,309,295,904)	(6,309,295,904)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	815,453,463	$815,453,463	681,714,744	$681,714,744

Year Ended July 31	2008		2007
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,518,910,584	$1,518,910,584	4,877,853,878	$4,877,853,878
Shares issued to shareholders in payment of distributions declared	14,996,874	14,996,874	24,459,490	24,459,490
Shares redeemed	(1,327,651,580)	(1,327,651,580)	(5,014,670,162)	(5,014,670,162)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	206,255,878	$206,255,878	(112,356,794)	$(112,356,794)

Year Ended July 31	2008		2007 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	47,645,391	$47,645,391	2,286,723	$2,286,723
Shares issued to shareholders in payment of distributions declared	202,478	202,478	8,319	8,319
Shares redeemed	(30,062,727)	(30,062,727)	(910,897)	(910,897)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	17,785,142	$17,785,142	1,384,145	$1,384,145
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,039,494,483	$1,039,494,483	570,742,095	$570,742,095

1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$133,619,665	$147,988,122

As of July 31, 2008, the component of distributable earnings on a tax basis was as follows:

Distributions in excess of ordinary income	$(15,189)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $8,127,556 of its fee. In addition, an affiliate of the Adviser reimbursed $2,916,618 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $83,014 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class II Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class II Shares	0.25%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily waived $403,406 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC retained $68,333 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Institutional Service Shares and Class II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $126,269 of Service Fees for the year ended July 31, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC voluntarily reimbursed $800 of shareholder services fees. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Automated Cash Management Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

AUTOMATED CASH MANAGEMENT TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N831
Cusip 60934N864
Cusip 608919783

25698 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.027	0.047	0.037	0.017	0.005
Net realized gain on investments	--	--	--	--	0.000	[1]
TOTAL FROM INVESTMENT OPERATIONS	0.027	0.047	0.037	0.017	0.005
Less Distributions:
Distributions from net investment income	(0.027)	(0.047)	(0.037)	(0.017)	(0.005)
Distributions from net realized gain on investments	--	--	--	--	(0.000	) [1]
TOTAL DISTRIBUTIONS	(0.027)	(0.047)	(0.037)	(0.017)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.71%	4.76%	3.78%	1.72%	0.47%

Ratios to Average Net Assets:
Net expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	2.60%	4.65%	3.62%	1.68%	0.45%
Expense waiver/reimbursement [3]	0.30%	0.30%	0.28%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$612,043	$473,789	$530,728	$800,984	$856,598

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,007.90	$2.95
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.93	$2.97

1 Expenses are equal to the Fund's annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	91.1%
U.S. Treasury Securities	8.9%
Other Assets and Liabilities--Net [2,3]	(0.0)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.9%
8-30 Days	3.4%
31-90 Days	2.8%
91-180 Days	4.5%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2,3]	(0.0)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Represents less than 0.1%.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		REPURCHASE AGREEMENTS--91.1%
$53,676,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$53,676,000
8,000,000		Interest in $200,000,000 joint repurchase agreement 2.02%, dated 7/31/2008 under which Bank of America Securities LLC will repurchase a security provided as collateral for $200,011,222 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/21/2008 and the market value of that underlying security was $204,011,508.	8,000,000
10,000,000	[1]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $487,451,944 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2016 and the market value of that underlying security was $495,167,239.	10,000,000
60,000,000		Interest in $3,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,825,222,063 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $3,901,726,558.	60,000,000
60,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,861,608,113.	60,000,000
7,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $386,925,000 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2026 and the market value of that underlying security was $393,031,533.	7,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 1.98%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,005,500 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2013 and the market value of those underlying securities was $102,005,616.	4,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$21,000,000	[1]	Interest in $985,000,000 joint repurchase agreement 2.00%, dated 7/24/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $986,696,389 on 8/25/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,006,430,969.	$21,000,000
60,000,000		Interest in $4,000,000,000 joint repurchase agreement 2.08%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,231,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,100,298,156.	60,000,000
60,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,058,056 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,003,854.	60,000,000
60,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,029,643.	60,000,000
60,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,145,139 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2013 and the market value of those underlying securities was $2,550,002,469.	60,000,000
60,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,861,500,971.	60,000,000
30,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,029,609.	30,000,000
4,000,000		Interest in $100,000,000 joint repurchase agreement 1.99%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,528 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2027 and the market value of that underlying security was $102,004,003.	4,000,000
		TOTAL REPURCHASE AGREEMENTS	557,676,000
Principal Amount			Value
		U.S. TREASURY--8.9%
$12,000,000	[2]	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	$11,906,720
16,000,000	[2]	United States Treasury Bills, 2.225% - 2.350%, 12/18/2008	15,860,150
5,000,000	[2]	United States Treasury Bills, 2.295%, 7/2/2009	4,893,219
4,000,000	[2]	United States Treasury Bills, 2.425%, 6/4/2009	3,917,281
8,000,000		United States Treasury Notes, 4.500%, 3/31/2009	8,139,867
5,500,000		United States Treasury Notes, 4.875%, 1/31/2009	5,585,076
1,700,000		United States Treasury Notes, 4.875%, 5/15/2009	1,733,732
2,500,000		United States Treasury Notes, 4.875%, 5/31/2009	2,554,585
		TOTAL U.S. TREASURY	54,590,630
		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST) [3]	612,266,630
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [4]	(224,115)
		TOTAL NET ASSETS--100%	$612,042,515

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in repurchase agreements	$557,676,000
Investments in securities	54,590,630
Total investments in securities, at amortized cost and value		$612,266,630
Income receivable		213,872
Receivable for shares sold		2,628
TOTAL ASSETS		612,483,130
Liabilities:
Income distribution payable	233,304
Bank overdraft	7,963
Payable for transfer and dividend disbursing agent fees and expenses	41,385
Payable for Directors'/Trustees' fees	292
Payable for shareholder services fee (Note 5)	104,196
Payable for account administration fee	20,867
Payable for share registration costs	21,153
Accrued expenses	11,455
TOTAL LIABILITIES		440,615
Net assets for 612,045,588 shares outstanding		$612,042,515
Net Assets Consist of:
Paid-in capital		$612,043,599
Distributions in excess of net investment income		(1,084)
TOTAL NET ASSETS		$612,042,515
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$612,042,515 ÷ 612,045,588 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$19,929,885
Expenses:
Investment adviser fee (Note 5)		$3,123,619
Administrative personnel and services fee (Note 5)		489,532
Custodian fees		35,286
Transfer and dividend disbursing agent fees and expenses		184,171
Directors'/Trustees' fees		3,751
Auditing fees		17,401
Legal fees		16,445
Portfolio accounting fees		101,155
Shareholder services fee (Note 5)		1,283,402
Account administration fee		246,128
Share registration costs		54,150
Printing and postage		22,119
Insurance premiums		6,256
Miscellaneous		19,030
TOTAL EXPENSES		5,602,445
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,873,882)
Waiver of administrative personnel and services fee	(13,699)
Reimbursement of shareholder services fee	(4,028)
TOTAL WAIVERS AND REIMBURSEMENT		(1,891,609)
Net expenses			3,710,836
Net investment income			$16,219,049

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,219,049	$25,013,827
Distributions to Shareholders:
Distributions from net investment income	(16,217,248)	(25,014,322)
Share Transactions:
Proceeds from sale of shares	2,811,680,068	2,268,126,132
Net asset value of shares issued to shareholders in payment of distributions declared	9,973,333	13,623,478
Cost of shares redeemed	(2,683,401,817)	(2,338,687,998)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	138,251,584	(56,938,388)
Change in net assets	138,253,385	(56,938,883)
Net Assets:
Beginning of period	473,789,130	530,728,013
End of period (including distributions in excess of net investment income of $(1,084) and $(2,885), respectively)	$612,042,515	$473,789,130

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2008	2007
Shares sold	2,811,680,068	2,268,126,132
Shares issued to shareholders in payment of distributions declared	9,973,333	13,623,478
Shares redeemed	(2,683,401,817)	(2,338,687,998)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	138,251,584	(56,938,388)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$16,217,248	$25,014,322

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net income	$(1,084)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $1,873,882 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,699 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC voluntarily reimbursed $4,028 of shareholder services fees. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG", and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Automated Government Money Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities of Automated Government Money Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman; Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex;

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract-May 2008

AUTOMATED GOVERNMENT MONEY TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

28845 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government
Reserves Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended
	2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.028	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.028)	(0.043)	(0.034)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.84%	4.41%	3.46%	0.87%

Ratios to Average Net Assets:
Net expenses	1.00%	1.00%	1.00%	1.00	% [3]
Net investment income	2.69%	4.33%	3.43%	2.23	% [3]
Expense waiver/reimbursement [4]	0.30%	0.30%	0.30%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,325,955	$9,295,241	$7,623,531	$6,250,822

1 Reflects operations for the period from February 25, 2005 (commencement of operations) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,008.60	$4.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	57.5%
Repurchase Agreements	42.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.5%
8-30 Days	18.4%
31-90 Days	15.9%
91-180 Days	5.7%
181 Days or more	12.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--57.5%
$50,000,000	[1]	Federal Farm Credit System Floating Rate Note, 2.371%, 8/8/2008	$50,000,000
523,000,000	[2]	Federal Home Loan Bank System Discount Notes, 2.280% - 2.850%, 9/12/2008 - 7/13/2009	517,931,881
3,137,300,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.644%, 8/1/2008 - 10/30/2008	3,137,338,869
1,050,220,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 8/8/2008 - 7/9/2009	1,050,534,356
433,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.070% - 2.380%, 8/14/2008 - 10/31/2008	432,501,218
375,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% -2.639%, 8/8/2008 - 9/26/2008	375,015,967
119,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 3.625%, 9/15/2008 - 4/9/2009	119,537,125
898,916,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.790%, 10/14/2008 - 2/2/2009	890,571,746
410,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/1/2008 - 10/28/2008	409,865,196
99,600,000		Federal National Mortgage Association Notes, 5.125% - 6.375%, 6/15/2009 - 7/13/2009	102,364,289
		TOTAL U.S. GOVERNMENT AGENCIES	7,085,660,647
		REPURCHASE AGREEMENTS--42.4%
175,000,000	[3]	Repurchase agreement 2.180%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $175,349,708 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $179,583,941.	175,000,000
1,500,000,000		Repurchase agreement 2.200%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,091,667 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,544,528,773.	1,500,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$100,000,000	[3]	Repurchase agreement 2.120%, dated 4/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,553,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $102,558,621.	$100,000,000
125,000,000	[3]	Repurchase agreement 2.180%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $125,219,514 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $127,631,255.	125,000,000
1,329,000,000		Interest in $1,845,000,000 joint repurchase agreement 2.200%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,329,081,217 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $1,882,015,631.	1,329,000,000
2,000,000,000		Repurchase agreement 2.200%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $2,050,056,175.	2,000,000,000
		TOTAL REPURCHASE AGREEMENTS	5,229,000,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	12,314,660,647
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	11,294,717
		TOTAL NET ASSETS--100%	$12,325,955,364

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at the time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in securities	$7,085,660,647
Investments in repurchase agreements	5,229,000,000
Total investments in securities, at amortized cost and value		$12,314,660,647
Income receivable		23,613,782
TOTAL ASSETS		12,338,274,429
Liabilities:
Bank overdraft	3,751,506
Payable for distribution services fee (Note 5)	4,608,503
Payable for shareholder services fee (Note 5)	2,467,157
Payable for transfer and dividend disbursing agent fees and expenses	999,853
Accrued expenses	492,046
TOTAL LIABILITIES		12,319,065
Net assets for 12,325,956,526 shares outstanding		$12,325,955,364
Net Assets Consist of:
Paid-in capital		$12,325,955,364
TOTAL NET ASSETS		$12,325,955,364
Net Asset Value, Offering Price and Redemption Proceeds per Share:
$12,325,955,364÷12,325,956,526 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$402,185,481
Expenses:
Investment adviser fee (Note 5)		$32,627,303
Administrative personnel and services fee (Note 5)		8,519,997
Custodian fees		290,389
Transfer and dividend disbursing agent fees and expenses		10,894,845
Directors'/Trustees' fees		84,809
Auditing fees		25,499
Legal fees		16,993
Portfolio accounting fees		175,000
Distribution services fee (Note 5)		59,816,723
Shareholder services fee (Note 5)		27,189,420
Share registration costs		729,741
Printing and postage		1,821,023
Insurance premiums		34,473
Miscellaneous		24,870
TOTAL EXPENSES		142,251,085
Waivers (Note 5):
Waiver of investment adviser fee	$(21,848,067)
Waiver of administrative personnel and services fee	(236,658)
Waiver of distribution services fee	(10,875,768)
TOTAL WAIVERS		(32,960,493)
Net expenses			109,290,592
Net investment income			$292,894,889

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$292,894,889	$364,575,066
Distributions to Shareholders:
Distributions from net investment income	(292,973,657)	(364,587,780)
Share Transactions:
Proceeds from sale of shares	7,253,711,462	4,767,203,914
Net asset value of shares issued to shareholders in payment of distributions declared	290,610,175	364,587,780
Cost of shares redeemed	(4,513,528,827)	(3,460,069,032)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,030,792,810	1,671,722,662
Change in net assets	3,030,714,042	1,671,709,948
Net Assets:
Beginning of period	9,295,241,322	7,623,531,374
End of period (including undistributed net investment income of $0 and $77,606, respectively)	$12,325,955,364	$9,295,241,322

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2008	2007
Shares sold	7,253,711,462	4,767,203,914
Shares issued to shareholders in payment of distributions declared	290,610,175	364,587,780
Shares redeemed	(4,513,528,827)	(3,460,069,032)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,030,792,810	1,671,722,662

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for income distributions.

For the year ended July 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)
$(1,162)	$1,162

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and July 31, 2007, was as follows:

	2008	2007
Ordinary income	$292,973,537	$364,587,780
Long-term capital gains	$ 120	$ --

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $21,848,067 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $236,658 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC) from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily waived $10,875,768 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2008, the amount of long-term capital gains designated by the Fund was $120.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FEDERATED GOVERNMENT RESERVES FUND:

We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the Fund) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2004. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED GOVERNMENT RESERVES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communication from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compare to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated GovernmentReserves Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919205

33543 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005 [1]	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.038	0.049	0.040	0.020	0.007

Less Distributions:
Distributions from net investment income	(0.038)	(0.049)	(0.040)	(0.020)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.87%	5.03%	4.05%	1.97%	0.71%

Ratios to Average Net Assets:

Net expenses	0.47%	0.47%	0.48%	0.47%	0.46%

Net investment income	3.79%	4.92%	3.97%	1.91%	0.71%

Expense waiver/reimbursement[3]	0.12%	0.16%[4]	0.34%[4]	0.42%[4]	0.39%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$233,369	$221,362	$189,392	$114,763	$148,324

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,014.10	$2.35

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.53	$2.36

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Commercial Paper and Notes	55.5%

Bank Instruments	9.9%

Variable Rate Instruments	29.1%

Repurchase Agreement	5.5%

Other Assets and Liabilities--Net[2,3]	0.0%

TOTAL	100.0%

At July 31, 2008, the Fund’s effective maturity4 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	20.7%	[5]

8-30 Days	25.4%

31-90 Days	41.5%

91-180 Days	10.7%

181 Days and more	1.7%

Other Assets and Liabilities--Net[2,3]	0.0%

TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A Variable Rate Instrument is any security which has an interest rate that resets periodically. See the Fund’s Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements, bank instruments and other securities in which the Fund invests.

2 Represents less than 0.1%.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

5 Overnight securities comprised 13.0% of the Fund’s portfolio.

Portfolio of Investments

July 31, 2008

Principal Amount			Value

		ASSET-BACKED SECURITIES--3.1%
		Finance - Automotive--2.8%
$600,356	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$600,356
338,181	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	338,181
752,344	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	752,343
2,101,336	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	2,101,336
875,197	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	875,197
1,823,402		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	1,823,402

		TOTAL	6,490,815

		Finance - Equipment--0.3%
745,907		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	745,907

		TOTAL ASSET-BACKED SECURITIES	7,236,722

		CERTIFICATES OF DEPOSIT--9.9%
		Banking--9.9%
6,000,000		Barclays Bank PLC, 3.050% - 3.150%, 8/27/2008 -- 5/26/2009	6,000,697
8,000,000		Calyon, Paris, 3.130%, 1/12/2009	8,000,000
4,000,000		Compass Bank, Birmingham, 2.760%, 11/14/2008	4,000,000
1,000,000		National City Bank, 2.780%, 9/11/2008	1,000,000
4,000,000		UBS AG, 2.870% - 3.780%, 10/15/2008 - 11/5/2008	4,000,000

		TOTAL CERTIFICATES OF DEPOSIT	23,000,697

		COLLATERALIZED LOAN AGREEMENTS--8.1%
		Banking--8.1%
6,000,000		Citigroup Global Markets, Inc., 2.458%, 8/1/2008	6,000,000
8,000,000		RBC Capital Markets Corp., 2.538%, 8/1/2008	8,000,000
5,000,000		UBS Securities LLC, 3.050%, 10/22/2008	5,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	19,000,000

		COMMERCIAL PAPER--43.2%[3]
		Banking--4.9%
2,600,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950% - 3.250%, 9/10/2008 - 9/30/2008	2,588,056
6,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.650%, 9/26/2008	5,975,267
3,000,000		Societe Generale North America, Inc., 2.955%, 8/14/2008	2,996,799

		TOTAL	11,560,122

		Finance - Automotive--3.6%
8,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.800% - 3.320%, 10/14/2008 - 1/23/2009	8,422,586

Principal Amount			Value

		COMMERCIAL PAPER--continued[3]
		Finance - Commercial--4.7%
$10,000,000	[1,2]	Fairway Finance Co. LLC, 2.800%, 10/1/2008	$9,952,556
1,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900%, 8/8/2008	999,436

		TOTAL	10,951,992

		Finance - Retail--29.1%
10,000,000	[1,2]	Alpine Securitization Corp., 2.580%, 9/3/2008	9,976,350
12,000,000	[1,2]	Amsterdam Funding Corp., 2.630% - 2.770%, 8/11/2008 - 9/18/2008	11,970,494
9,000,000	[1,2]	Barton Capital LLC, 2.540% - 2.600%, 8/4/2008 - 8/13/2008	8,995,149
12,000,000	[1,2]	Enterprise Funding Co. LLC, 2.550% - 2.750%, 8/22/2008 - 9/19/2008	11,966,361
5,000,000	[1,2]	Falcon Asset Securitization Company LLC, 2.770%, 9/19/2008	4,981,149
7,000,000	[1,2]	Sheffield Receivables Corp., 2.750%, 10/10/2008	6,962,569
13,000,000	[1,2]	Yorktown Capital LLC, 2.550% - 2.670%, 8/11/2008 - 8/22/2008	12,986,003

		TOTAL	67,838,075

		Pharmaceuticals and Health Care--0.9%
2,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	1,995,944

		TOTAL COMMERCIAL PAPER	100,768,719

		CORPORATE BOND--0.9%
		Banking--0.9%
2,000,000		Marshall & Ilsley Bank, Milwaukee, 4.500%, 8/25/2008	2,001,633

		CORPORATE NOTE--0.2%
		Finance - Securities--0.2%
500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	500,000

		NOTES -- VARIABLE--29.1%[4]
		Banking--17.1%
2,000,000	[1,2]	Bank of Ireland, 2.468%, 8/19/2008	2,000,000
5,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	5,000,000
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	1,000,000
5,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5,000,000
1,960,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	1,960,000
765,000		Covered Bridge Development Co. LLC, (Series 2004), (Compass Bank, Birmingham LOC), 2.710%, 8/7/2008	765,000
1,000,000	[1,2]	ING Bank N.V., 3.059%, 9/26/2008	1,000,000
4,000,000		Marshall & Ilsley Bank, Milwaukee, 2.451%, 8/26/2008	4,000,000
3,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	3,000,000
2,000,000		Natixis, 2.991%, 10/1/2008	2,000,139
935,000		Richland County, MT, Sidney Health Center Project, (Series 2007B), (Allied Irish Banks PLC LOC), 2.560%, 8/7/2008	935,000
Principal Amount			Value

		NOTES -- VARIABLE--continued[4]
		Banking--continued
$1,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.471%, 8/1/2008	$1,000,000
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 8/1/2008	1,000,000
4,500,000		SunTrust Bank, 2.456%, 8/12/2008	4,497,943
1,900,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), TRANCHE #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	1,900,000
2,000,000		Wachovia Bank N.A., 3.191%, 10/6/2008	2,000,000
2,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	2,500,000
10,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	10,000
285,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.150%, 8/7/2008	285,000

		TOTAL	39,853,082

		Brokerage--4.1%
2,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	2,000,004
3,500,000		Merrill Lynch & Co., Inc., 2.602% - 2.638%, 8/22/2008 - 8/26/2008	3,500,000
1,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	1,000,000
3,000,000		Morgan Stanley, 2.230%, 8/1/2008	3,000,000

		TOTAL	9,500,004

		Finance - Commercial--1.7%
4,000,000		General Electric Capital Corp., 2.481%, 8/11/2008	4,000,000

		Finance - Securities--1.9%
1,000,000	[1,2]	Asscher Finance Corp., 2.656%, 8/15/2008	999,989
3,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 8/1/2008 - 8/15/2008	3,499,971

		TOTAL	4,499,960

		Government Agency--0.9%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 2.710%, 8/7/2008	2,000,000

		Insurance--2.1%
2,000,000		MetLife Insurance Co. of Connecticut, 2.772%, 9/2/2008	2,000,000
2,000,000		Monumental Life Insurance Co., 2.851%, 8/1/2008	2,000,000
1,000,000	[1,2]	Pacific Life Global Funding, 2.530%, 8/4/2008	1,000,002

		TOTAL	5,000,002

		Oil & Oil Finance--1.3%
3,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	3,000,000

		TOTAL NOTES - VARIABLE	67,853,048

Principal Amount			Value

		REPURCHASE AGREEMENT--5.5%
$12,931,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	$12,931,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)5	233,291,819

		OTHER ASSETS AND LIABILITIES - NET--0.0%6	76,810

		TOTAL NET ASSETS--100%	$233,368,629

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $120,516,713, which represented 51.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $114,416,357, which represented 49.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$233,291,819
Cash		80,079
Income receivable		429,002
Receivable for shares sold		49,027

TOTAL ASSETS		233,849,927

Liabilities:
Payable for shares redeemed	$157,707
Income distribution payable	281,342
Payable for transfer and dividend disbursing agent fees and expenses	19,064
Accrued expenses	23,185

TOTAL LIABILITIES		481,298

Net assets for 233,361,744 shares outstanding		$233,368,629

Net Assets Consist of:
Paid-in capital		$233,371,309
Distributions in excess of net investment income		(2,680)

TOTAL NET ASSETS		$233,368,629

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$233,368,629 ÷ 233,361,744 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$10,759,502

Expenses:
Investment adviser fee (Note 5)		$1,009,953
Administrative personnel and services fee (Note 5)		197,863
Custodian fees		16,200
Transfer and dividend disbursing agent fees and expenses		90,714
Directors’/Trustees’ fees		2,410
Auditing fees		17,401
Legal fees		16,479
Portfolio accounting fees		67,671
Share registration costs		63,107
Printing and postage		21,609
Insurance premiums		5,303
Miscellaneous		894

TOTAL EXPENSES		1,509,604

Waivers (Note 5):
Waiver of investment adviser fee	$(304,876)
Waiver of administrative personnel and services fee	(5,552)

TOTAL WAIVERS		(310,428)

Net expenses			1,199,176

Net investment income			$9,560,326

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,560,326	$10,324,132

Distributions to Shareholders:
Distributions from net investment income	(9,562,018)	(10,324,655)

Share Transactions:
Proceeds from sale of shares	747,975,952	570,797,166
Net asset value of shares issued to shareholders in payment of distributions declared	3,867,127	4,191,352
Cost of shares redeemed	(739,834,268)	(543,018,143)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	12,008,811	31,970,375

Change in net assets	12,007,119	31,969,852

Net Assets:
Beginning of period	221,361,510	189,391,658

End of period (including distributions in excess of net investment income of $(2,680) and $(988), respectively)	$233,368,629	$221,361,510

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost

CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$600,356

Calamos Global Dynamic Income Fund, (Wachovia Bank NA. LOC), 3.216%, 9/1/2008	5/14/2008	$5,000,000

Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2008	2007

Shares sold	747,975,952	570,797,166

Shares issued to shareholders in payment of distributions declared	3,867,127	4,191,352

Shares redeemed	(739,834,268)	(543,018,143)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	12,008,811	31,970,375

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007

Ordinary income	$9,562,018	$10,324,655

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(2,680)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser waived $304,876 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,552 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Federated Master Trust, a portfolio of Money Market Obligations Trust (the “Trust”) was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Master Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Master Trust, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 19, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex;

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/
Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham has been the Fund’s Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm has been the Fund’s Portfolio Manager since July 2003. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

FEDERATED MASTER TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
(Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Federated Master Trust
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

28846 (9/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term
U.S. Government Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.034	0.049	0.039	0.019	0.006
Less Distributions:
Distributions from net investment income	(0.034)	(0.049)	(0.039)	(0.019)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	3.41%	4.97%	4.01%	1.93%	0.65%

Ratios to Average Net Assets:
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	3.31%	4.86%	3.96%	1.91%	0.64%
Expense waiver/reimbursement [2]	0.11%	0.10%	0.31%	0.45%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,019	$209,398	$204,909	$110,588	$128,039

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,011.50	$2.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.58	$2.31

1 Expenses are equal to the Fund's annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	57.0%
Repurchase Agreements	42.9%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.6%
8-30 Days	20.9%
31-90 Days	14.5%
91-180 Days	2.8%
181 Days or more	14.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--57.0%
$1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.371%, 8/8/2008	$1,000,000
4,500,000	[2]	Federal Home Loan Bank System Discount Notes, 2.410% - 2.850%, 10/15/2008 - 7/13/2009	4,443,850
64,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.625%, 8/1/2008 - 10/30/2008	64,500,853
28,280,000		Federal Home Loan Bank System Notes, 2.250% - 5.125%, 8/8/2008 - 6/18/2009	28,292,787
6,818,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 2.400%, 9/16/2008 - 10/27/2008	6,792,567
7,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% - 2.426%, 8/8/2008 - 8/28/2008	7,499,138
1,500,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 2.426%, 8/18/2008 - 4/2/2009	1,498,297
6,500,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.750%, 11/17/2008 - 2/2/2009	6,432,178
9,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/1/2008 - 10/27/2008	8,996,977
500,000		Federal National Mortgage Association Notes, 4.000%, 9/2/2008	499,782
		TOTAL GOVERNMENT AGENCIES	129,956,429
		REPURCHASE AGREEMENTS--42.9%
5,000,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	5,000,000
3,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 2.18%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $651,141,472 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $665,225,379.	3,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$3,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.18%, dated 7/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,938,611 on 8/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $511,331,142.	$3,000,000
11,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 7/1/2038 and the market value of the underlying security was $307,038,763.	11,000,000
4,000,000	[3]	Interest in $790,000,000 joint repurchase agreement 2.18%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $791,530,844 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $812,036,917.	4,000,000
11,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	11,000,000
5,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	5,000,000
11,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	11,000,000
1,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.2275%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $343,660,525 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $347,823,077.	1,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$10,880,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	$10,880,000
11,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	11,000,000
11,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	11,000,000
11,000,000		Interest in $150,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,009,208 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2013 and the market value of those underlying securities was $153,764,303.	11,000,000
		TOTAL REPURCHASE AGREEMENTS	97,880,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	227,836,429
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	182,071
		TOTAL NET ASSETS--100%	$228,018,500

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in repurchase agreements	$97,880,000
Investments in securities	129,956,429
Total investments in securities, at amortized cost and value		$227,836,429
Cash		227
Income receivable		511,637
Receivable for shares sold		19,311
TOTAL ASSETS		228,367,604
Liabilities:
Payable for shares redeemed	36,600
Payable for portfolio accounting fees	5,011
Payable for transfer and dividend disbursing agent fees and expenses	10,503
Income distribution payable	284,002
Accrued expenses	12,988
TOTAL LIABILITIES		349,104
Net assets for 228,007,657 shares outstanding		$228,018,500
Net Assets Consist of:
Paid-in capital		$228,018,859
Distributions in excess of net investment income		(359)
TOTAL NET ASSETS		$228,018,500
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$228,018,500 ÷ 228,007,657 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$8,789,064
Expenses:
Investment adviser fee (Note 5)		$930,962
Administrative personnel and services fee (Note 5)		182,371
Custodian fees		26,769
Transfer and dividend disbursing agent fees and expenses		37,816
Directors'/Trustees' fees		2,127
Auditing fees		17,400
Legal fees		16,475
Portfolio accounting fees		61,665
Share registration costs		38,535
Printing and postage		14,296
Insurance premiums		5,323
Miscellaneous		888
TOTAL EXPENSES		1,334,627
Waivers (Note 5):
Waiver of investment adviser fee	$(247,549)
Waiver of administrative personnel and services fee	(5,103)
TOTAL WAIVERS		(252,652)
Net expenses			1,081,975
Net investment income			$7,707,089

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,707,089	$10,211,881
Distributions to Shareholders:
Distributions from net investment income	(7,706,404)	(10,212,755)
Share Transactions:
Proceeds from sale of shares	547,931,641	449,061,054
Net asset value of shares issued to shareholders in payment of distributions declared	2,180,162	3,241,132
Cost of shares redeemed	(531,492,269)	(447,812,374)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,619,534	4,489,812
Change in net assets	18,620,219	4,488,938
Net Assets:
Beginning of period	209,398,281	204,909,343
End of period (including distributions in excess of net investment income of $(359) and $(1,044), respectively)	$228,018,500	$209,398,281

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide high current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2008	2007
Shares sold	547,931,641	449,061,054
Shares issued to shareholders in payment of distributions declared	2,180,162	3,241,132
Shares redeemed	(531,492,269)	(447,812,374)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,619,534	4,489,812

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$7,706,404	$10,212,755

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(359)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $247,549 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,103 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term U.S. Government Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASUER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Co.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2008

Federated Short-Term U.S. Government Trust (the "Fund")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Short-TermU.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

28726 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008		2007 [1]	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.036		0.051	0.041	0.022	0.009
Less Distributions:
Distributions from net investment income	(0.036)		(0.051)	(0.041)	(0.022)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.70%		5.18%	4.21%	2.17%	0.89%

Ratios to Average Net Assets:
Net expenses	0.20	% [3]	0.20%	0.20%	0.20%	0.20%
Net investment income	3.38%		5.06%	4.15%	2.15%	0.88%
Expense waiver/reimbursement [4]	0.09%		0.09%	0.29%	0.34%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,643,447		$2,062,328	$1,556,092	$1,206,111	$1,159,503

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.20% after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,012.90	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.87	$1.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	101.7%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	21.0%
8-30 Days	38.0%
31-90 Days	36.0%
91-180 Days	5.2%
181 Days or more	1.5%
Other Assets and Liabilities--Net [2]	(1.7)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--101.7%
$980,885,000	[1]	Federal Farm Credit System Discount Notes, 1.900% - 2.520%, 8/1/2008 - 1/16/2009	$979,970,394
2,214,900,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.990% - 2.662%, 8/1/2008 - 10/1/2008	2,214,783,699
270,820,000		Federal Farm Credit System Notes, 2.380% - 5.080%, 8/11/2008 - 7/23/2009	271,561,278
3,964,843,000	[1]	Federal Home Loan Bank System Discount Notes, 2.009% - 2.649%, 8/1/2008 - 1/15/2009	3,949,884,698
2,968,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.155% - 2.644%, 8/1/2008 - 10/29/2008	2,968,585,620
457,700,000		Federal Home Loan Bank System Notes, 2.200% - 5.250%, 8/8/2008 - 4/1/2009	458,044,539
		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST) [3]	10,842,830,228
		OTHER ASSETS AND LIABILITIES - NET--(1.7%) [4]	(178,522,348)
		TOTAL NET ASSETS--100%	$10,664,307,880

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$10,842,830,228
Cash		769,156
Income receivable		19,585,344
Receivable for shares sold		1,784,325
TOTAL ASSETS		10,864,969,053
Liabilities:
Payable for investments purchased	$180,000,000
Payable for shares redeemed	12,107,563
Income distribution payable	7,571,140
Payable for shareholder services fee (Note 5)	357,104
Payable for account administration fee	251,137
Accrued expenses	374,229
TOTAL LIABILITIES		200,661,173
Net assets for 10,664,368,334 shares outstanding		$10,664,307,880
Net Assets Consist of:
Paid-in capital		$10,664,377,711
Distributions in excess of net investment income		(69,831)
TOTAL NET ASSETS		$10,664,307,880
Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Shares:
$7,643,447,359 ÷ 7,643,586,373 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$3,020,860,521 ÷ 3,020,781,961 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$278,937,877
Expenses:
Investment adviser fee (Note 5)		$15,558,421
Administrative personnel and services fee (Note 5)		6,089,970
Custodian fees		250,110
Transfer and dividend disbursing agent fees and expenses		70,958
Directors'/Trustees' fees		37,798
Auditing fees		18,700
Legal fees		17,642
Portfolio accounting fees		174,838
Shareholder services fee--Institutional Service Shares (Note 5)		3,049,809
Account administration fee--Institutional Service Shares		3,252,340
Share registration costs		377,415
Printing and postage		56,029
Insurance premiums		21,906
Miscellaneous		30,457
TOTAL EXPENSES		29,006,393
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,599,271)
Waiver of administrative personnel and services fee (Note 5)	(165,498)
Reduction of custodian fees	(117)
TOTAL WAIVERS AND REDUCTION		(6,764,886)
Net expenses			22,241,507
Net investment income			$256,696,370

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$256,696,370	$188,834,774
Distributions to Shareholders:
Institutional Shares	(174,178,202)	(90,518,570)
Institutional Service Shares	(82,608,018)	(98,323,055)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(256,786,220)	(188,841,625)
Share Transactions:
Proceeds from sale of shares	33,114,176,516	12,530,659,254
Net asset value of shares issued to shareholders in payment of distributions declared	124,068,747	49,328,145
Cost of shares redeemed	(26,784,952,126)	(11,935,848,732)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,453,293,137	644,138,667
Change in net assets	6,453,203,287	644,131,816
Net Assets:
Beginning of period	4,211,104,593	3,566,972,777
End of period (including undistributed (distributions in excess of) net investment income of $(69,831) and $20,019, respectively)	$10,664,307,880	$4,211,104,593

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The Financial Highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

On September 7, 2008, the Federal Housing Finance Authority (FHFA) placed the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) in conservatorship with FHFA as the conservator. The goal of these actions is to help restore confidence in FNMA and FHLMC, enhance their capacity to fulfill their mission and mitigate the systemic risk that has contributed directly to the instability in the current market. Immediately following this action, the fair value of mortgage-backed securities of FNMA and FHLMC was impacted positively.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	25,531,675,371	$25,531,675,371	7,159,531,620	$7,159,531,620
Shares issued to shareholders in payment of distributions declared	107,371,675	107,371,675	29,442,078	29,442,078
Shares redeemed	(20,057,732,456)	(20,057,732,456)	(6,682,830,661)	(6,682,830,661)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,581,314,590	$5,581,314,590	506,143,037	$506,143,037

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,582,501,145	$7,582,501,145	5,371,127,634	$5,371,127,634
Shares issued to shareholders in payment of distributions declared	16,697,072	16,697,072	19,886,067	19,886,067
Shares redeemed	(6,727,219,670)	(6,727,219,670)	(5,253,018,071)	(5,253,018,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	871,978,547	$871,978,547	137,995,630	$137,995,630
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,453,293,137	$6,453,293,137	644,138,667	$644,138,667

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$256,786,220	$188,841,625

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(69,831)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $6,599,271 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $165,498 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2008, the Fund's expenses were reduced by $117 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2008, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Government Obligations Tax-Managed Fund, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Obligations Tax-Managed Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Taxed-Managed Fund as of July 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N856

33517 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Government Obligations
Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007 [1]	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.034	0.048	0.039	0.019	0.006
Less Distributions:
Distributions from net investment income	(0.034)	(0.048)	(0.039)	(0.019)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.44%	4.92%	3.96%	1.92%	0.64%

Ratios to Average Net Assets:

Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%

Net investment income	3.13%	4.81%	3.90%	1.90%	0.63%

Expense waiver/reimbursement[4]	0.09%	0.09%	0.10%	0.09%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,020,861	$2,148,776	$2,010,881	$1,797,876	$1,756,992

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.45% after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,011.60	$2.25

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.63	$2.26

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

U.S. Government Agency Securities	101.7%

Other Assets and Liabilities--Net[2]	(1.7)%

TOTAL	100.0%

At July 31, 2008, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	21.0%

8-30 Days	38.0%

31-90 Days	36.0%

91-180 Days	5.2%

181 Days or more	1.5%

Other Assets and Liabilities--Net[2]	(1.7)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value

		GOVERNMENT AGENCIES--101.7%
$980,885,000	[1]	Federal Farm Credit System Discount Notes, 1.900% - 2.520%, 8/1/2008 - 1/16/2009	$979,970,394
2,214,900,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.990% - 2.662%, 8/1/2008 - 10/1/2008	2,214,783,699
270,820,000		Federal Farm Credit System Notes, 2.380% - 5.080%, 8/11/2008 - 7/23/2009	271,561,278
3,964,843,000	[1]	Federal Home Loan Bank System Discount Notes, 2.009% - 2.649%, 8/1/2008 - 1/15/2009	3,949,884,698
2,968,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.155% - 2.644%, 8/1/2008 - 10/29/2008	2,968,585,620
457,700,000		Federal Home Loan Bank System Notes, 2.200% - 5.250%, 8/8/2008 - 4/1/2009	458,044,539

		TOTAL INVESTMENTS--101.7% (AT AMORTIZED COST)[3]	10,842,830,228

		OTHER ASSETS AND LIABILITIES - NET--(1.7)%[4]	(178,522,348)

		TOTAL NET ASSETS--100%	$10,664,307,880

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$10,842,830,228
Cash		769,156
Income receivable		19,585,344
Receivable for shares sold		1,784,325

TOTAL ASSETS		10,864,969,053

Liabilities:
Payable for investments purchased	$180,000,000
Payable for shares redeemed	12,107,563
Income distribution payable	7,571,140
Payable for shareholder services fee (Note 5)	357,104
Payable for account administration fee	251,137
Accrued expenses	374,229

TOTAL LIABILITIES		200,661,173

Net assets for 10,664,368,334 shares outstanding		$10,664,307,880

Net Assets Consist of:
Paid-in capital		$10,664,377,711
Distributions in excess of net investment income		(69,831)

TOTAL NET ASSETS		$10,664,307,880

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,643,447,359 ÷ 7,643,586,373 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$3,020,860,521 ÷ 3,020,781,961 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$278,937,877

Expenses:
Investment adviser fee (Note 5)		$15,558,421
Administrative personnel and services fee (Note 5)		6,089,970
Custodian fees		250,110
Transfer and dividend disbursing agent fees and expenses		70,958
Directors’/Trustees’ fees		37,798
Auditing fees		18,700
Legal fees		17,642
Portfolio accounting fees		174,838
Shareholder services fee--Institutional Service Shares (Note 5)		3,049,809
Account administration fee--Institutional Service Shares		3,252,340
Share registration costs		377,415
Printing and postage		56,029
Insurance premiums		21,906
Miscellaneous		30,457

TOTAL EXPENSES		29,006,393

Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(6,599,271)
Waiver of administrative personnel and services fee (Note 5)	(165,498)
Reduction of custodian fees	(117)

TOTAL WAIVERS AND REDUCTION		(6,764,886)

Net expenses			22,241,507

Net investment income			$256,696,370

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$256,696,370	$188,834,774

Distributions to Shareholders:
Institutional Shares	(174,178,202)	(90,518,570)
Institutional Service Shares	(82,608,018)	(98,323,055)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(256,786,220)	(188,841,625)

Share Transactions:
Proceeds from sale of shares	33,114,176,516	12,530,659,254
Net asset value of shares issued to shareholders in payment of distributions declared	124,068,747	49,328,145
Cost of shares redeemed	(26,784,952,126)	(11,935,848,732)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,453,293,137	644,138,667

Change in net assets	6,453,203,287	644,131,816

Net Assets:
Beginning of period	4,211,104,593	3,566,972,777

End of period (including undistributed (distributions in excess of) net investment income of $(69,831) and $20,019, respectively)	$10,664,307,880	$4,211,104,593

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

On September 7, 2008 the Federal Housing Finance Authority (FHFA) placed the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) in conservatorship with FHFA as the conservator. The goal of these actions is to help restore confidence in FNMA and FHLMC, enhance their capacity to fulfill their mission and mitigate the systemic risk that has contributed directly to the instability in the current market. Immediately following this action, the fair value of mortgage-backed securities of FNMA and FHLMC was impacted positively.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	25,531,675,371	$25,531,675,371	7,159,531,620	$7,159,531,620
Shares issued to shareholders in payment of distributions declared	107,371,675	107,371,675	29,442,078	29,442,078
Shares redeemed	(20,057,732,456)	(20,057,732,456)	(6,682,830,661)	(6,682,830,661)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,581,314,590	$5,581,314,590	506,143,037	$506,143,037

Year Ended July 31	2008		2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	7,582,501,145	$7,582,501,145	5,371,127,634	$5,371,127,634
Shares issued to shareholders in payment of distributions declared	16,697,072	16,697,072	19,886,067	19,886,067
Shares redeemed	(6,727,219,670)	(6,727,219,670)	(5,253,018,071)	(5,253,018,071)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	871,978,547	$871,978,547	137,995,630	$137,995,630

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,453,293,137	$6,453,293,137	644,138,667	$644,138,667

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007

Ordinary income	$256,786,220	$188,841,625

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(69,831)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $6,599,271 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $165,498 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2008, the Fund’s expenses were reduced by $117 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2008, 100.0% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Government Obligations Tax-Managed Fund, a portfolio of Money Market Obligations Trust (the “Trust”) was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS
TAX-MANAGED FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Obligations Tax-Managed Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Taxed-Managed Fund as of July 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Boston, MA
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex;

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors
World-Class Investment Manager

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N849

39009 (9/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

Established 1980

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.029	0.044	0.035	0.015	0.002
Less Distributions:
Distributions from net investment income	(0.029)	(0.044)	(0.035)	(0.015)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.94%	4.49%	3.53%	1.47%	0.19%

Ratios to Average Net Assets:
Net expenses	0.92%	0.92%	0.93%	0.92%	0.92%
Net investment income	2.91%	4.40%	3.47%	1.42%	0.20%
Expense waiver/reimbursement [2]	0.27%	0.28%	0.29%	0.22%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$246,375	$249,100	$258,486	$270,162	$323,777

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.035	0.026	0.006	0.0001
Less Distributions:
Distributions from net investment income	(0.020)	(0.035)	(0.026)	(0.006)	(0.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.02%	3.56%	2.61%	0.62%	0.01%

Ratios to Average Net Assets:
Net expenses	1.82%	1.82%	1.83%	1.75%	1.10%
Net investment income	1.96%	3.50%	2.51%	0.52%	0.02%
Expense waiver/reimbursement [2]	0.12%	0.14%	0.14%	0.14%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,707	$30,839	$41,481	$54,502	$101,443

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended
	2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.035	0.026	0.003
Less Distributions:
Distributions from net investment income	(0.020)	(0.035)	(0.026)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.06%	3.60%	2.61%	0.33%

Ratios to Average Net Assets:
Net expenses	1.79%	1.79%	1.82%	1.82	% [3]
Net investment income	1.70%	3.53%	2.73%	1.46	% [3]
Expense waiver/reimbursement [4]	0.12%	0.14%	0.14%	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$10,390	$3,563	$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,			Period Ended
	2008	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.029	0.044	0.035	0.006
Less Distributions:
Distributions from net investment income	(0.029)	(0.044)	(0.035)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.94%	4.49%	3.53%	0.56%

Ratios to Average Net Assets:
Net expenses	0.92%	0.92%	0.94%	0.92	% [3]
Net investment income	2.35%	4.43%	3.46%	3.57	% [3]
Expense waiver/reimbursement [4]	0.20%	0.18%	0.28%	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,365	$507	$184	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,009.10	$4.60
Class B Shares	$1,000	$1,004.60	$9.07
Class C Shares	$1,000	$1,004.70	$8.97
Class F Shares	$1,000	$1,009.20	$4.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.29	$4.62
Class B Shares	$1,000	$1,015.81	$9.12
Class C Shares	$1,000	$1,015.91	$9.02
Class F Shares	$1,000	$1,020.29	$4.62

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.82%
Class C Shares	1.80%
Class F Shares	0.92%

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	54.9%
Repurchase Agreements	45.0%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 days	47.0%
8-30 days	21.4%
31-90 days	14.2%
91-180 days	4.6%
181 Days and more	12.7%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a more complete description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--54.9%
$1,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.371%, 8/8/2008	$1,500,000
5,000,000	[2]	Federal Home Loan Bank System Discount Notes, 2.410% - 2.850%, 10/15/2008 - 7/13/2009	4,930,154
76,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.625%, 8/1/2008 - 10/30/2008	76,001,815
31,245,000		Federal Home Loan Bank System Notes, 2.250% - 5.375%, 8/8/2008 - 7/17/2009	31,290,870
10,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.070% - 2.400%, 8/14/2008 - 10/31/2008	9,969,038
7,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% - 2.426%, 8/8/2008 - 8/28/2008	7,498,966
1,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375%, 4/2/2009	1,000,000
17,897,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.750%, 9/10/2008 - 2/2/2009	17,777,020
10,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/1/2008 - 10/27/2008	10,496,812
1,000,000		Federal National Mortgage Association Notes, 4.200%, 6/8/2009	1,008,945
		TOTAL GOVERNMENT AGENCIES	161,473,620
		REPURCHASE AGREEMENTS--45.0%
6,000,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	6,000,000
4,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 2.18%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $651,141,472 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $665,225,379.	4,000,000
3,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.18%, dated 7/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,938,611 on 8/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $511,331,142.	3,000,000
14,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 7/1/2038 and the market value of that underlying security was $307,038,763.	14,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$5,000,000	[3]	Interest in $790,000,000 joint repurchase agreement 2.18%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $791,530,844 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $812,036,917.	$5,000,000
14,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	14,000,000
6,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	6,000,000
14,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	14,000,000
1,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.2275%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for 343,660,525 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $347,823,077.	1,000,000
9,137,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	9,137,000
14,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	14,000,000
14,000,000		Interest in $621,754,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $621,791,996 on 8/1/2008.The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $640,407,827.	14,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$14,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	$14,000,000
14,000,000		Interest in $150,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,009,208 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2013 and the market value of those underlying securities was $153,764,303.	14,000,000
		TOTAL REPURCHASE AGREEMENTS	132,137,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	293,610,620
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	227,018
		TOTAL NET ASSETS--100%	$293,837,638

1 Floating rate notes with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in repurchase agreements	$132,137,000
Investments in securities	161,473,620
Total investments in securities, at amortized cost and value		$293,610,620
Cash		29,520
Income receivable		604,142
Receivable for shares sold		134,186
TOTAL ASSETS		294,378,468
Liabilities:
Payable for shares redeemed	145,167
Income distribution payable	15,839
Payable for transfer and dividend disbursing agent fees and expenses	155,105
Payable for Directors'/Trustees' fees	188
Payable for portfolio accounting fees	9,218
Payable for distribution services fee (Note 5)	28,018
Payable for shareholder services fee (Note 5)	161,915
Accrued expenses	25,380
TOTAL LIABILITIES		540,830
Net assets for 293,891,357 shares outstanding		$293,837,638
Net Assets Consist of:
Paid-in capital		$293,836,428
Undistributed net investment income		1,210
TOTAL NET ASSETS		$293,837,638
Net Asset Value and Offering Price Per Share
Class A Shares:
$246,375,478 ÷ 246,430,720 shares outstanding, no par value, unlimited shares authorized		$1.00
Class B Shares:
$35,707,130 ÷ 35,706,771 shares outstanding, no par value, unlimited shares authorized		$1.00
Class C Shares:
$10,390,218 ÷ 10,388,934 shares outstanding, no par value, unlimited shares authorized		$1.00
Class F Shares:
$1,364,812 ÷ 1,364,932 shares outstanding, no par value, unlimited shares authorized		$1.00
Redemption Proceeds Per Share:
Class A Shares		$1.00
Class B Shares (94.50/100 of $1.00) [1]		$0.95
Class C Shares (99.00/100 of $1.00) [1]		$0.99
Class F Shares (99.00/100 of $1.00) [1]		$0.99

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$11,177,155
Expenses:
Investment adviser fee (Note 5)		$1,462,545
Administrative personnel and services fee (Note 5)		270,000
Custodian fees		21,446
Transfer and dividend disbursing agent fees and expenses		709,866
Directors'/Trustees' fees		2,938
Auditing fees		17,400
Legal fees		16,462
Portfolio accounting fees		109,768
Distribution services fee--Class B Shares (Note 5)		255,346
Distribution services fee--Class C Shares (Note 5)		50,590
Shareholder services fee--Class A Shares (Note 5)		618,032
Shareholder services fee--Class B Shares (Note 5)		85,115
Shareholder services fee--Class C Shares (Note 5)		14,416
Shareholder services fee--Class F Shares (Note 5)		1,465
Account administration fee--Class A Shares		147
Share registration costs		81,176
Printing and postage		59,443
Insurance premiums		5,575
Miscellaneous		2,516
TOTAL EXPENSES		3,784,246
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(298,409)
Waiver of administrative personnel and services fee	(47,867)
Reimbursement of shareholder services fee--Class A Shares	(367,664)
Reimbursement of shareholder services fee--Class F Shares	(665)
TOTAL WAIVERS AND REIMBURSEMENTS		(714,605)
Net expenses			3,069,641
Net investment income			$8,107,514

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,107,514	$12,130,888
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,305,642)	(10,834,077)
Class B Shares	(668,333)	(1,169,065)
Class C Shares	(114,899)	(116,936)
Class F Shares	(19,014)	(9,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,107,888)	(12,129,977)
Share Transactions:
Proceeds from sale of shares	261,048,206	143,892,545
Net asset value of shares issued to shareholders in payment of distributions declared	7,556,410	11,291,962
Cost of shares redeemed	(258,776,623)	(175,025,647)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,827,993	(19,841,140)
Change in net assets	9,827,619	(19,840,229)
Net Assets:
Beginning of period	284,010,019	303,850,248
End of period (including undistributed net investment income of $1,210 and $1,584, respectively)	$293,837,638	$284,010,019

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	210,589,419	$210,589,419	123,319,385	$123,319,385
Shares issued to shareholders in payment of distributions declared	6,840,576	6,840,576	10,163,094	10,163,094
Shares redeemed	(220,155,400)	(220,155,400)	(142,869,878)	(142,869,878)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,725,405)	$(2,725,405)	(9,387,399)	$(9,387,399)

Year Ended July 31	2008		2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	31,815,719	$31,815,719	13,795,708	$13,795,708
Shares issued to shareholders in payment of distributions declared	590,695	590,695	1,010,185	1,010,185
Shares redeemed	(27,537,563)	(27,537,563)	(25,446,371)	(25,446,371)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	4,868,851	$4,868,851	(10,640,478)	$(10,640,478)

Year Ended July 31	2008		2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	16,338,374	$16,338,374	6,138,348	$6,138,348
Shares issued to shareholders in payment of distributions declared	107,971	107,971	109,312	109,312
Shares redeemed	(9,619,279)	(9,619,279)	(6,384,099)	(6,384,099)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,827,066	$6,827,066	(136,439)	$(136,439)

Year Ended July 31	2008		2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,304,694	$2,304,694	639,104	$639,104
Shares issued to shareholders in payment of distributions declared	17,168	17,168	9,371	9,371
Shares redeemed	(1,464,381)	(1,464,381)	(325,299)	(325,299)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	857,481	$857,481	323,176	$323,176
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	9,827,993	$9,827,993	(19,841,140)	$(19,841,140)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, were as follows:

	2008	2007
Ordinary income	$8,107,888	$12,129,977

As of July 31, 2008, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$1,210

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $298,409 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $47,867 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC retained $14,768 of fees paid by the Fund.

Sales Charges

For the year ended July 31, 2008, FSC retained $6,506 of contingent deferred sales charges relating to redemptions of Class A Shares, $2,246 relating to redemptions of Class C Shares and $6,262 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC voluntarily reimbursed $368,329 of shareholder services fees. For the year ended July 31, 2008, FSSC received $73,111 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Liberty U.S. Government Money Market Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty U.S. Government Money Market Trust, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President; Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791

8042603 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Money Market Management

Established 1974

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Eagle Shares
Premier Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Not FDIC Insured * May Lose Value * No Bank Guarantee

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Eagle Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.036	0.042	0.032	0.012	0.001
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.036	0.042	0.032	0.012	0.001
Less Distributions:
Distributions from net investment income	(0.036)	(0.042)	(0.032)	(0.012)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.64%	4.26%	3.29%	1.22%	0.06%

Ratios to Average Net Assets:
Net expenses	0.53%	1.22%	1.22%	1.22%	1.13%
Net investment income	3.55%	4.19%	3.22%	1.19%	0.06%
Expense waiver/reimbursement [3]	0.78%	0.66%	0.56%	0.37%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,576	$35,555	$36,597	$41,519	$49,683

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,014.00	$1.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.02	$1.86

1 Expenses are equal to the Fund's Eagle Shares annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.2%
Variable Rate Instruments	31.7%
Bank Instruments	11.9%
Repurchase Agreements	9.1%
Other Assets and Liabilities-Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.0	% [4]
8-30 Days	12.4%
31-90 Days	26.8%
91-180 Days	17.7%
181 Days or more	0.0%
Other Assets and Liabilities-Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 33.7% of the Fund's portfolio.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
		Finance - Automotive--1.4%
$150,469	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	$150,469
350,223	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	350,223
196,968		Harley-Davidson Motorcycle Trust 2008-1, Class A1, 3.171%, 2/15/2009	196,968
		TOTAL ASSET-BACKED SECURITIES	697,660
		CERTIFICATES OF DEPOSIT--11.9%
		Banking--11.9%
2,500,000		Banco Santander, S.A., 2.880%, 11/18/2008	2,499,838
1,000,000		Compass Bank, Birmingham, 2.760%, 11/14/2008	1,000,000
2,000,000		Natixis, 2.940%, 11/21/2008	2,000,000
500,000		UBS AG, 2.870%, 11/5/2008	500,000
		TOTAL CERTIFICATES OF DEPOSIT	5,999,838
		COLLATERALIZED LOAN AGREEMENTS--19.8%
		Banking--19.8%
2,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	2,000,000
2,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	2,000,000
2,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	2,000,000
2,000,000		RBC Capital Markets Corp., 2.537%, 8/1/2008	2,000,000
2,000,000		UBS Securities LLC, 2.437%, 8/1/2008	2,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	10,000,000
Principal Amount			Value
		COMMERCIAL PAPER--24.5% [3]
		Banking--3.9%
$2,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.650%, 9/26/2008	$1,991,756
		Finance - Automotive--3.9%
2,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 3.230%, 1/23/2009	1,968,597
		Finance - Commercial--2.0%
1,000,000	[1,2]	Versailles Commercial Paper LLC, 3.050%, 11/4/2008	991,951
		Finance - Retail--14.7%
2,500,000	[1,2]	Amsterdam Funding Corp., 2.740%, 10/10/2008	2,486,681
2,500,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 9/19/2008	2,491,153
2,500,000	[1,2]	Sheffield Receivables Corp., 2.750%, 10/8/2008	2,487,014
		TOTAL	7,464,848
		TOTAL COMMERCIAL PAPER	12,417,152
		CORPORATE BOND--1.5%
		Banking--1.5%
750,000		Key Bank, N.A., 7.500%, 9/15/2008	753,178
		NOTES - VARIABLE--31.7% [4]
		Banking--28.7%
1,000,000	[1,2]	BNP Paribas SA, 2.460%, 8/26/2008	1,000,000
2,400,000		Bank of Montreal, 3.190%, 10/10/2008	2,400,000
1,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	1,000,000
2,400,000		Comerica Bank, 2.150%, 8/1/2008	2,393,725
1,000,000		LP Pinewood SPV, LLC, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	1,000,000
1,000,000		Marshall & Ilsley Bank, Milwaukee, 2.451%, 8/26/2008	1,000,000
1,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	1,000,000
300,000		Racetrac Capital LLC, (Series 2000), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	300,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.460%, 8/7/2008	1,000,000
1,930,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	1,930,000
500,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	500,000
1,000,000		Wachovia Bank N.A., 2.758%, 10/3/2008	999,567
		TOTAL	14,523,292
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Commercial--1.0%
$500,000		General Electric Capital Corp., 2.481%, 8/11/2008	$500,000
		Finance - Retail--2.0%
1,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.014%, 8/15/2008	1,000,000
		TOTAL NOTES - VARIABLE	16,023,292
		REPURCHASE AGREEMENT--9.1%
4,628,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	4,628,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	50,519,120
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	56,677
		TOTAL NET ASSETS--100%	$50,575,797

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $12,949,247, which represented 25.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $12,949,247, which represented 25.6% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$50,519,120
Cash		21,733
Income receivable		68,478
Receivable for shares sold		73,735
TOTAL ASSETS		50,683,066
Liabilities:
Payable for shares redeemed	$13,876
Payable for shareholder services fee (Note 5)	22,004
Payable for portfolio accounting fees	3,057
Payable for transfer and dividend disbursing agent fees and expenses	19,804
Payable for legal fees	3,511
Payable for share registration costs	9,651
Income distribution payable	32,808
Accrued expenses	2,558
TOTAL LIABILITIES		107,269
Net assets for 50,575,296 shares outstanding		$50,575,797
Net Assets Consist of:
Paid-in capital		$50,575,675
Undistributed net investment income		122
TOTAL NET ASSETS		$50,575,797
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$50,575,697 ÷ 50,575,196 shares outstanding, no par value, unlimited shares authorized		$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$1,922,877
Expenses:
Investment adviser fee (Note 5)		$120,104
Administrative personnel and services fee (Note 5)		150,438
Custodian fees		13,964
Transfer and dividend disbursing agent fees and expenses		85,893
Directors'/Trustees' fees		651
Auditing fees		17,400
Legal fees		16,544
Portfolio accounting fees		43,500
Shareholder services fee--Eagle Shares (Note 5)		87,492
Share registration costs		53,490
Printing and postage		22,081
Insurance premiums		4,751
Interest expense		174
Miscellaneous		1,502
TOTAL EXPENSES		617,984
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(120,104)
Waiver of administrative personnel and services fee	(24,639)
Reimbursement of other operating expenses	(223,626)
TOTAL WAIVERS AND REIMBURSEMENT		(368,369)
Net expenses			249,615
Net investment income			1,673,262
Net realized gain on investments			62,698
Change in net assets resulting from operations			$1,735,960

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,673,262	$1,508,419
Net realized gain on investments	62,698	2,396
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,735,960	1,510,815
Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	(1,672,558)	(1,508,874)
Share Transactions:
Proceeds from sale of shares	58,035,798	19,817,938
Net asset value of shares issued to shareholders in payment of distributions declared	1,241,566	1,467,540
Cost of shares redeemed	(44,319,763)	(22,329,888)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,957,601	(1,044,410)
Change in net assets	15,021,003	(1,042,469)
Net Assets:
Beginning of period	35,554,794	36,597,263
End of period (including undistributed (distributions in excess of) net investment income of $122 and $(582), respectively)	$50,575,797	$35,554,794

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Money Market Management (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

Effective July 28, 2008, the Fund began offering Premier Shares. As of July 31, 2008, the Fund's Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. Accordingly, financial highlights have not been presented herein.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2008	2007
Eagle Shares:
Shares sold	58,021,938	19,817,290
Shares issued to shareholders in payment of distributions declared	1,241,566	1,467,540
Shares redeemed	(44,319,763)	(22,329,888)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	14,943,741	(1,045,058)

	Period Ended 7/31/2008 [1]	Year Ended 7/31/2007
Premier Shares:
Shares sold	100	--
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	100	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	14,943,841	(1,045,058)

1 Reflects operations for the period from July 28, 2008 (date of initial investment) to July 31, 2008.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to contributions for expired capital loss carryforwards.

For the year ended July 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(13,755)	$13,755

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income [1]	$1,672,558	$1,508,874

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$122

The Fund used capital loss carryforwards of $76,454 to offset taxable capital gains realized during the year ended July 31, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective October 29, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to October 29, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee of the Fund's average daily net assets as follows: 0.500% on the first $500 million; 0.475% on the next $500 million; 0.450% on the next $500 million; 0.425% on the next $500 million and 0.400% thereafter. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived its entire fee of $120,104 and voluntarily reimbursed $223,626 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.267% of average daily net assets of the Fund. FAS waived $24,639 of its fee. The Fund currently accrues the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,581 of Service Fees for the year ended July 31, 2008. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC received $73,016 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. Recent Accounting Pronouncements

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Money Market Management (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust"), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following item was considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

A Special Meeting of Shareholders of the Fund was held on June 2, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 52,070,180 total outstanding shares of the Fund. The following item was considered by shareholders of the Fund and the results of their voting were as follows:

AGENDA ITEM

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of investments.

For	Against	Abstained
29,509,165	1,155,604	292,273

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF MONEY MARKET MANAGEMENT:

We have audited the accompanying statement of assets and liabilities of Money Market Management (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 198	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex;

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date: Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date: Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2008

MONEY MARKET MANAGEMENT (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that in August 2007, the Fund's contractual advisory fee was reduced by 30 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N211
Cusip 608919775

28876 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007 [1]	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.040	0.052	0.042	0.022	0.010
Net realized and unrealized gain on investments	--	--	0.000 [2]	0.000 [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.040	0.052	0.042	0.022	0.010
Less Distributions:
Distributions from net investment income	(0.040)	(0.052)	(0.042)	(0.022)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	4.03%	5.30%	4.33%	2.24%	0.97%

Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.90%	5.18%	4.24%	2.19%	0.96%
Expense waiver/reimbursement [4]	0.08%	0.09%	0.28%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,430,487	$16,469,931	$15,151,070	$15,600,659	$16,519,436

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,014.80	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.87	$1.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	51.9%
Variable Rate Demand Instruments	29.5%
Bank Instruments	14.0%
Repurchase Agreements	4.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.9%	[4]
8-30 Days	19.7%
31-90 Days	30.4%
91-180 Days	11.5%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 24.4% of the Fund's portfolio.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.0%
		Finance - Automotive--2.6%
$61,638,726	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2009	$61,636,905
35,420,999	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	35,420,999
36,072,665	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	36,072,665
50,000,000		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	50,000,000
13,049,954	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	13,049,954
35,187,064		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	35,187,064
40,872,352		Fifth Third Auto Trust 2008-1, Class A1, 2.730%, 4/15/2009	40,872,352
7,523,435	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	7,523,435
18,681,936		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	18,681,936
227,644,742	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	227,644,742
4,530,276		Harley-Davidson Motorcycle Trust 2008-1, Class A1, 3.171%, 2/15/2009	4,530,276
69,140,573	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	69,140,573
6,211,465		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.998%, 1/15/2009	6,211,465
927,843		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	927,843
39,203,149		Wachovia Auto Owner Trust 2008-A, Class A1, 2.931%, 6/22/2009	39,203,149
30,000,000		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	30,000,000
		TOTAL	676,103,358
		Finance - Equipment--0.4%
72,352,980		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	72,352,980
22,487,837		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	22,487,837
3,888,628	[1,2]	Marlin Leasing Receivables XI LLC (Series 2007-1), Class A1, 5.214%, 10/15/2008	3,888,628
		TOTAL	98,729,445
		TOTAL ASSET-BACKED SECURITIES	774,832,803
		CERTIFICATES OF DEPOSIT--10.0%
		Banking--10.0%
222,500,000		Banco Santander, S.A., 2.880% - 3.100%, 11/18/2008 - 1/20/2009	222,496,919
295,000,000		Bank of Montreal, 3.000% - 3.650%, 8/22/2008 - 7/24/2009	295,000,000
559,000,000		Barclays Bank PLC, 2.960% - 3.700%, 8/27/2008 - 6/12/2009	559,001,405
Principal Amount			Value
		CERTIFICATES OF DEPOSIT--continued
		Banking--continued
$74,500,000		Calyon, Paris, 3.130%, 1/12/2009	$74,500,000
170,000,000		Compass Bank, Birmingham, 2.740% - 2.850%, 10/3/2008 - 11/5/2008	170,000,000
142,500,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	142,500,000
300,000,000		DePfa Bank PLC, 2.890% - 3.150%, 9/10/2008 - 1/9/2009	300,000,000
100,000,000		Fifth Third Bank, Cincinnati, 2.820%, 11/25/2008	100,000,000
60,000,000		Marshall & Ilsley Bank, Milwaukee, 2.660%, 8/11/2008	60,000,000
175,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	175,000,535
30,000,000		Natixis, 3.190%, 10/15/2008	30,000,000
100,000,000		Regions Bank, Alabama, 2.760%, 11/14/2008	100,000,000
161,500,000		UBS AG, 2.870% - 3.780%, 10/15/2008 - 11/5/2008	161,500,000
169,300,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	169,300,000
		TOTAL CERTIFICATES OF DEPOSIT	2,559,298,859
		COLLATERALIZED LOAN AGREEMENTS--15.3%
		Banking--15.0%
95,000,000		BNP Paribas Securities Corp., 2.437%, 8/1/2008	95,000,000
350,000,000		Barclays Capital, Inc., 2.357% - 2.437%, 8/1/2008	350,000,000
948,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	948,000,000
325,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	325,000,000
498,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	498,000,000
323,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	323,000,000
415,000,000		Natixis Financial Products Inc., 2.437% - 2.562%, 8/1/2008	415,000,000
350,000,000		RBC Capital Markets Corp., 2.387% - 2.537%, 8/1/2008	350,000,000
228,000,000		UBS Securities LLC, 2.471% - 3.092%, 8/1/2008 - 10/22/2008	228,000,000
300,000,000		Wachovia Securities, Inc., 3.042%, 10/14/2008 - 10/15/2008	300,000,000
		TOTAL	3,832,000,000
		Brokerage--0.3%
75,000,000		Goldman Sachs & Co., 2.471%, 8/1/2008	75,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,907,000,000
		COMMERCIAL PAPER--32.6% [3]
		Banking--5.8%
300,000,000		Citigroup Funding, Inc., 2.880% - 2.930%, 10/10/2008 - 10/23/2008	298,146,708
313,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950% - 3.200%, 8/8/2008 - 10/21/2008	311,080,006
165,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 3.090% - 3.130%, 1/20/2009 - 1/23/2009	162,528,201
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Banking--continued
$82,758,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.650% - 2.820%, 9/12/2008 - 10/10/2008	$82,408,432
15,170,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 2.750%, 8/7/2008	15,170,000
280,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 3.000%, 8/22/2008 - 10/2/2008	279,121,336
99,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	98,137,215
103,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800%, 10/20/2008	102,359,111
137,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	136,921,149
		TOTAL	1,485,872,158
		Finance - Automotive--4.3%
157,000,000		DRAC LLC, (A1+/P1 Series), 2.880% - 3.000%, 8/5/2008 - 9/23/2008	156,700,403
28,000,000		DRAC LLC, (A1/P1 Series), 2.800%, 8/27/2008	27,943,378
693,500,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.800% - 3.320%, 8/4/2008 - 1/23/2009	688,722,793
231,900,000		FCAR Auto Loan Trust, (A1/P1 Series), 2.610% - 3.210%, 9/19/2008 - 1/9/2009	229,492,849
		TOTAL	1,102,859,423
		Finance - Commercial--3.0%
332,022,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.800%, 8/12/2008 - 9/12/2008	331,388,566
426,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	424,446,582
		TOTAL	755,835,148
		Finance - Retail--19.5%
600,000,000	[1,2]	Alpine Securitization Corp., 2.580% - 2.800%, 8/5/2008 - 10/2/2008	598,405,944
521,000,000	[1,2]	Amsterdam Funding Corp., 2.600% - 2.770%, 8/26/2008 - 10/10/2008	519,065,962
852,120,000	[1,2]	Barton Capital LLC, 2.570% - 2.830%, 8/4/2008 - 11/4/2008	849,828,395
629,508,000	[1,2]	Chariot Funding LLC, 2.470% - 2.720%, 8/18/2008 - 10/24/2008	627,833,902
552,987,000	[1,2]	Enterprise Funding Co. LLC, 2.570% - 2.780%, 8/14/2008 - 8/22/2008	552,400,687
494,456,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550% - 2.770%, 8/26/2008 - 9/19/2008	493,117,275
600,000,000	[1,2]	Sheffield Receivables Corp., 2.520% - 2.800%, 8/14/2008 - 10/8/2008	598,154,264
290,000,000	[1,2]	Tulip Funding Corp., 2.630% - 2.770%, 8/6/2008 - 10/15/2008	289,242,847
449,331,000	[1,2]	Yorktown Capital LLC, 2.550% - 2.800%, 8/14/2008 - 10/14/2008	447,974,670
		TOTAL	4,976,023,946
		TOTAL COMMERCIAL PAPER	8,320,590,675
Principal Amount			Value
		CORPORATE BOND--0.1%
		Banking--0.1%
$15,500,000		Bank of America Corp., 5.875%, 2/15/2009	$15,697,461
		CORPORATE NOTES--0.6%
		Banking--0.3%
85,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	85,762,075
		Finance - Securities--0.3%
75,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	75,000,000
		TOTAL CORPORATE NOTES	160,762,075
		MUNICIPAL--0.2%
		Banking--0.2%
54,600,000		New York State HFA, (Series 2008-B), (Landesbank Hessen-Thueringen LOC), 2.760%, 8/6/2008	54,600,000
		NOTES - VARIABLE--29.5% [4]
		Banking--18.3%
4,485,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	4,485,000
3,710,000		AlaTrade Foods LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,710,000
3,165,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 2.710%, 8/7/2008	3,165,000
3,335,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 3.000%, 8/7/2008	3,335,000
230,000,000	[1,2]	BNP Paribas SA, 2.460% - 2.719%, 8/19/2008 - 8/26/2008	230,000,000
5,260,000		Baldwin County Sewer Service LLC, (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,260,000
238,000,000	[1,2]	Bank of Ireland, 2.468%- 2.666%, 8/15/2008 - 8/19/2008	238,000,000
150,000,000		Bank of Ireland, 2.991%, 10/22/2008	150,000,000
183,605,000		Bank of Montreal, 2.688% - 3.190%, 8/14/2008 - 10/31/2008	183,436,131
40,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	40,000,000
184,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	184,000,057
553,700,000		Bank of Scotland, Edinburgh, 2.541% - 2.994%, 8/1/2008 - 8/14/2008	553,700,068
8,830,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	8,830,000
5,895,000		Bing Steel Management, Inc., (Series 2000), (Comerica Bank LOC), 2.540%, 8/6/2008	5,895,000
2,300,000		Bing Steel Management, Inc., (Series 2002), (Comerica Bank LOC), 2.563%, 8/6/2008	2,300,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$4,580,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	$4,580,000
5,555,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	5,555,000
15,000,000		Buchanan County, MO Solid Waste Disposal, Lifeline Foods, LLC, (Series 2006-A), (Wells Fargo Bank, N.A. LOC), 2.460%, 8/7/2008	15,000,000
13,290,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 2.860%, 8/7/2008	13,290,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	23,000,000
74,000,000		Calyon, Paris, 2.771%, 10/16/2008	73,893,506
14,935,000		Campus Crusade for Christ, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 3.250%, 8/7/2008	14,935,000
6,725,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 2.900%, 8/1/2008	6,725,000
5,600,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 2.650%, 8/6/2008	5,600,000
6,875,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	6,875,000
5,500,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	5,500,000
5,602,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	5,602,000
2,246,000		Capital One Funding Corp., (Series 1998-C), (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	2,246,000
1,572,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	1,572,000
622,000		Capital One Funding Corp., (Series 1999-B), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	622,000
1,021,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 3.960%, 8/7/2008	1,021,000
1,644,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	1,644,000
1,088,000		Capital One Funding Corp., (Series 1995-F), (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	1,088,000
2,214,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	2,214,000
3,514,000		Capital One Funding Corp., (Series 2001-B), (JPMorgan Chase Bank, N.A. LOC), 3.460%, 8/7/2008	3,514,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 2.514%, 8/7/2008	$2,350,000
8,150,000		Charter Lakes Capital LLC, (Series 2006-A), (U.S. Bank, N.A. LOC), 2.710%, 8/7/2008	8,150,000
9,450,000		Church at Brook Hills, (Wachovia Bank N.A. LOC), 3.310%, 8/1/2008	9,450,000
5,825,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	5,825,000
695,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 5.460%, 8/7/2008	695,000
730,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 2.650%, 8/6/2008	730,000
43,100,000		Comerica Bank, 2.150%, 8/1/2008	42,987,306
5,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.482%, 8/26/2008	4,999,911
9,950,000		Community Centre Group of Cos., (Fifth Third Bank, Cincinnati LOC), 2.510%, 8/7/2008	9,950,000
7,425,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	7,425,000
6,935,000		Convenience Holding Co., LLC, DeVorris Group (Series 2002-A), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	6,935,000
64,025,000		Cook County, IL, (Series 2002 A), 2.614%, 8/6/2008	64,025,000
23,050,000		Cooperative District of Prattville, Bass Pro Project (Series 2006), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	23,050,000
4,415,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.000%, 8/7/2008	4,415,000
6,745,000		DJD Investments, LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,745,000
11,700,000		Decatur, AL IDB, Bailey-PVS Oxides Project (Series 1998), (SunTrust Bank LOC), 2.550%, 8/7/2008	11,700,000
1,935,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	1,935,000
5,970,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	5,970,000
3,200,000		Fairpoint Regional Utility System, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,200,000
6,850,000		Fawn Ridge Limited Partnership, (Series 2006), (Fifth Third Bank, Cincinnati LOC), 2.730%, 8/7/2008	6,850,000
5,100,000		Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 2.650%, 8/1/2008	5,100,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$23,300,000		Fuller Road Management Corp., (Series 2007), (Key Bank, N.A. LOC), 2.760%, 8/7/2008	$23,300,000
5,445,000	[1,2]	GDG Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	5,445,000
12,035,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	12,035,000
34,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 2.700%, 8/6/2008	34,900,000
13,010,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 2.650%, 8/6/2008	13,010,000
5,155,000		H & P Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,155,000
5,600,000		H & P Holdings LLC, (Series 2001), (Regions Bank, Alabama LOC), 2.710%, 8/6/2008	5,600,000
8,810,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	8,810,000
4,925,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,925,000
6,720,000		Healthcare Network Properties LLC, (Series A), (National City Bank LOC), 3.510%, 8/7/2008	6,720,000
8,155,000		Ivan Smith Properties LC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,155,000
4,480,000		J & E Land Co., (Series 2003), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	4,480,000
85,000,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	85,000,000
3,400,000		J.P. Plymouth Properties LLC, (Series 1999), (LaSalle Bank Midwest, N.A. LOC), 2.660%, 8/6/2008	3,400,000
15,330,000		Janus Investments, LLC, (Series 2007), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	15,330,000
6,000,000		Kansas City, MO IDA, West Edge Project, (Series 2006), (Marshall & Ilsley Bank, Milwaukee LOC), 3.500%, 8/6/2008	6,000,000
2,665,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	2,665,000
1,575,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	1,575,000
4,585,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.250%, 8/1/2008	4,585,000
24,300,000		Leeds, AL, (Series 2006-A), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	24,300,000
6,440,000		Leeds, AL, (Series 2006-C), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	6,440,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,165,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	$5,165,000
18,750,000		Louisiana Agricultural Finance Authority, Lacassive Syrup Mill, (Series 2004), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	18,750,000
4,680,000		Louisiana Land & Water Co., (Regions Bank, Alabama LOC), 3.200%, 8/7/2008	4,680,000
11,000,000		Luxor Management Co., Inc., (Series 2008), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	11,000,000
420,000		Madison, WI Community Development Authority, (Series 1997-B) Hamilton Point Apts., (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	420,000
278,000,000		Marshall & Ilsley Bank, Milwaukee, 2.451% - 2.468%, 8/14/2008 - 8/26/2008	277,964,885
11,485,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999B), (Wachovia Bank N.A. LOC), 2.560%, 8/5/2008	11,485,000
4,170,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	4,170,000
1,612,000		Midwest Funding Corp., (Series 1992-B), (JPMorgan Chase Bank, N.A. LOC), 3.960%, 8/7/2008	1,612,000
8,115,000		Mississippi Business Finance Corp., (Wachovia Bank N.A. LOC), 2.750%, 8/7/2008	8,115,000
3,000,000		Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1997), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 2.650%, 8/7/2008	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994) Georgia Gulf, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	17,000,000
10,790,000		Mississippi Business Finance Corp., VC Regional Assembly & Manufacturing LLC., (JPMorgan Chase Bank, N.A. LOC), 2.540%, 8/6/2008	10,790,000
7,360,000		Mobile, AL Medical Clinic Board - Spring Hill, Spring Hill Medical Complex, Inc. 2003-A, (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	7,360,000
110,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	110,000,000
158,000,000		National City Bank, 2.408% - 2.715%, 8/1/2008 - 8/13/2008	158,000,000
58,000,000		Natixis, 2.991%, 10/1/2008	58,004,036
900,000		Newport, KY Industrial Building Revenue Bonds, South Beach #1, LLC, (Series 2007A), (Fifth Third Bank, Cincinnati LOC), 3.300%, 8/7/2008	900,000
4,975,000		North American Gulf Terminals, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	4,975,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$11,415,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 2.550%, 8/7/2008	$11,415,000
79,800,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 2.810%, 8/6/2008	79,800,000
4,240,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,240,000
4,855,000		Park Street Properties I LLC, University of Wisconsin - Madison Projects, (U.S. Bank, N.A. LOC), 2.750%, 8/7/2008	4,855,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 2.650%, 8/6/2008	6,650,000
9,705,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 2.560%, 8/7/2008	9,705,000
7,000,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,000,000
17,815,000		Red Diamond, Inc., (Series 2007), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	17,815,000
4,050,000		Reiser Group Sonic Management Co., Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,050,000
169,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.450% - 2.471%, 8/1/2008 - 8/6/2008	168,999,096
220,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	220,000,000
45,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	45,000,000
32,180,000		Rush Medical Foundation, (Series 2006), (Regions Bank, Alabama LOC), 2.460%, 8/1/2008	32,180,000
19,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.460%, 8/7/2008	19,000,000
930,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 2.700%, 8/6/2008	930,000
11,100,000		Seeber USA LLP, (Series 2000), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	11,100,000
18,960,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 2.970%, 8/7/2008	18,960,000
6,700,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 2.970%, 8/7/2008	6,700,000
50,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	50,000,000
10,640,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 3.000%, 8/7/2008	10,640,000
2,280,000		Springfield Ltd. Partnership, (UBS AG LOC), 3.960%, 8/7/2008	2,280,000
885,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (Marshall & Ilsley Bank, Milwaukee LOC), 2.900%, 8/7/2008	885,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,560,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 2.800%, 8/7/2008	$1,560,000
115,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446%, 8/13/2008	115,000,000
75,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	75,000,000
5,475,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,475,000
217,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	217,000,000
100,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp. LOC), 3.276%, 9/15/2008 - 9/22/2008	100,000,000
12,035,000		Valleydale Baptist Church, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	12,035,000
1,100,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	1,100,000
1,213,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 3.990%, 8/7/2008	1,213,000
1,065,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank, Cincinnati LOC), 3.400%, 8/7/2008	1,065,000
352,732,000		Wachovia Bank N.A., 2.070% - 3.191%, 8/1/2008 - 10/27/2008	352,658,445
9,490,000		Western Reserve Masonic Community, Inc., (GTD by JPMorgan Chase Bank, N.A.), 2.560%, 8/7/2008	9,490,000
8,985,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 2.560%, 8/7/2008	8,985,000
4,415,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	4,415,000
		TOTAL	4,685,501,441
		Brokerage--4.9%
100,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	100,000,000
50,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	50,000,093
445,000,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/26/2008	445,000,000
109,500,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	109,500,000
533,800,000		Morgan Stanley, 2.230% - 2.550%, 8/1/2008 - 8/27/2008	533,800,074
		TOTAL	1,238,300,167
		Electrical Equipment--0.2%
2,090,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 2.630%, 8/7/2008	2,090,000
50,926,133		Northwest Airlines, Inc., (GTD by General Electric Co.), 2.710%, 8/4/2008	50,926,133
		TOTAL	53,016,133
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Electronics--0.5%
$133,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	$133,000,000
		Finance - Commercial--0.6%
125,000,000		General Electric Capital Corp., 2.481%, 8/11/2008	125,000,000
20,000,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	20,000,000
		TOTAL	145,000,000
		Finance - Securities--1.9%
200,500,000	[1,2]	Asscher Finance Corp., 2.070% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	200,497,760
180,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008 - 8/20/2008)	179,997,642
100,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008 (Final Maturity 8/18/2008)	99,999,073
		TOTAL	480,494,475
		Government Agency--0.2%
11,020,000		Capital Trust Agency, FL, (Federal National Mortgage Association LOC), 2.710%, 8/7/2008	11,020,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 2.590%, 8/7/2008	5,350,000
13,250,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 2.710%, 8/7/2008	13,250,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 2.570%, 8/7/2008	17,725,000
8,075,000		Sierra Land Co. LLC, (FHLB of Indianapolis LOC), 2.710%, 8/7/2008	8,075,000
		TOTAL	55,420,000
		Insurance--2.5%
50,000,000		Hartford Life Insurance Co., 2.852% - 3.173%, 8/1/2008 - 9/2/2008	50,000,000
80,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	80,000,000
66,000,000		MetLife Insurance Co. of Connecticut, 2.772% - 3.121%, 8/19/2008 - 9/28/2008	66,000,000
105,000,000		Metropolitan Life Insurance Co., 3.171% - 3.253%, 8/1/2008 - 10/1/2008	105,000,000
120,000,000		Monumental Life Insurance Co., 2.850% - 3.091%, 8/1/2008 - 10/1/2008	120,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.785%, 8/29/2008	25,000,000
55,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	55,000,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Insurance--continued
$20,000,000	[1,2]	Pacific Life Global Funding, 2.984%, 8/11/2008	$20,000,000
125,000,000		Transamerica Occidental Life Insurance Co., 3.091%, 8/1/2008	125,000,000
		TOTAL	646,000,000
		Oil & Oil Finance--0.4%
100,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	100,000,000
		TOTAL NOTES - VARIABLE	7,536,732,216
		TIME DEPOSITS--4.0%
		Banking--4.0%
190,000,000		Chase Bank USA, N.A., 2.188%, 8/1/2008	190,000,000
75,000,000		Deutsche Bank AG, 2.188%, 8/1/2008	75,000,000
250,000,000		Marshall & Ilsley Bank, Milwaukee, 2.088%, 8/1/2008	250,000,000
300,000,000		RBS Citizens Bank N.A., 2.063%, 8/1/2008	300,000,000
200,000,000		Societe Generale, Paris, 2.168%, 8/1/2008	200,000,000
		TOTAL TIME DEPOSITS	1,015,000,000
		MUTUAL FUND--0.1%
20,059,291	[5]	DWS Money Market Trust, 2.560%	20,059,291
		REPURCHASE AGREEMENTS--4.5%
$749,999,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	749,999,000
50,000,000		Interest in $188,000,000 joint repurchase agreement 1.94%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $188,010,131 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2031 and the market value of those underlying securities was $191,763,728.	50,000,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $309,000,366.	300,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$50,000,000		Interest in $100,000,000 joint repurchase agreement 2.04%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 11/17/2017 and the market value of that underlying security was $102,004,547.	$50,000,000
		TOTAL REPURCHASE AGREEMENTS	1,149,999,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	25,514,572,380
		OTHER ASSETS AND LIABILITIES - NET--0.1% [7]	34,628,039
		TOTAL NET ASSETS--100%	$25,549,200,419
1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $9,233,978,602, which represented 36.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $8,938,921,625, which represented 35.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in repurchase agreements	$1,149,999,000
Investments in securities	24,364,573,380
Total investments in securities, at amortized cost and value		$25,514,572,380
Cash		8,407,587
Income receivable		47,316,599
Receivable for investments sold		99,971,111
Receivable for shares sold		19,639,332
TOTAL ASSETS		25,689,907,009
Liabilities:
Payable for investments purchased	99,220,555
Payable for shares redeemed	3,852,393
Income distribution payable	35,656,440
Payable for Directors'/Trustees' fees	3,604
Payable for distribution services fee (Note 5)	102,865
Payable for shareholder services fee (Note 5)	855,089
Accrued expenses	1,015,644
TOTAL LIABILITIES		140,706,590
Net assets for 25,549,771,555 shares outstanding		$25,549,200,419
Net Assets Consist of:
Paid-in capital		$25,549,772,019
Distributions in excess of net investment income		(571,600)
TOTAL NET ASSETS		$25,549,200,419
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$18,430,487,091 ÷ 18,431,817,325 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$6,625,756,124 ÷ 6,624,998,065 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$492,957,204 ÷ 492,956,165 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$1,070,581,111
Expenses:
Investment adviser fee (Note 5)		$51,928,821
Administrative personnel and services fee (Note 5)		20,346,385
Custodian fees		995,469
Transfer and dividend disbursing agent fees and expenses		276,643
Directors'/Trustees' fees		217,557
Auditing fees		19,700
Legal fees		21,804
Portfolio accounting fees		186,500
Distribution services fee--Trust Shares (Note 5)		1,093,848
Shareholder services fee--Institutional Service Shares (Note 5)		9,638,179
Account administration fee--Institutional Service Shares		6,441,387
Account administration fee--Trust Shares		1,090,843
Share registration costs		196,220
Printing and postage		222,583
Insurance premiums		76,162
Interest expense		14,356
Miscellaneous		87,642
TOTAL EXPENSES		92,854,099
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(20,822,278)
Waiver of administrative personnel and services fee	(570,360)
Reimbursement of account administration fee--Trust Shares	(1,400)
TOTAL WAIVERS AND REIMBURSEMENT		(21,394,038)
Net expenses			71,460,061
Net investment income			$999,121,050

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$999,121,050	$1,128,457,715
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(744,026,695)	(805,820,628)
Institutional Service Shares	(240,886,427)	(313,844,937)
Trust Shares	(14,648,461)	(8,891,098)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(999,561,583)	(1,128,556,663)
Share Transactions:
Proceeds from sale of shares	264,259,486,987	245,101,417,058
Net asset value of shares issued to shareholders in payment of distributions declared	352,360,612	421,595,608
Cost of shares redeemed	(262,046,038,619)	(243,609,532,942)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,565,808,980	1,913,479,724
Change in net assets	2,565,368,447	1,913,380,776
Net Assets:
Beginning of period	22,983,831,972	21,070,451,196
End of period (including distributions in excess of net investment income of $(571,600) and $(131,067), respectively)	$25,549,200,419	$22,983,831,972

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 diversified portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Institutional Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual Funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2009	6/6/2008	$61,636,569
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$35,420,999
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/12/2008	$23,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$75,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008	8/13/2007	$99,980,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	219,638,025,923	$219,638,025,899	192,143,691,315	$192,143,691,315
Shares issued to shareholders in payment of distributions declared	272,320,088	272,320,088	324,045,166	324,045,166
Shares redeemed	(217,948,715,083)	(217,948,715,083)	(191,148,288,071)	(191,148,288,071)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,961,630,928	$1,961,630,904	1,319,448,410	$1,319,448,410

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,431,505,830	$43,431,505,830	52,109,567,109	$52,109,567,109
Shares issued to shareholders in payment of distributions declared	75,927,952	75,927,952	94,687,949	94,687,949
Shares redeemed	(43,089,808,593)	(43,089,808,593)	(51,825,239,866)	(51,825,239,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	417,625,189	$417,625,189	379,015,192	$379,015,192

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,189,955,258	$1,189,955,258	848,158,634	$848,158,634
Shares issued to shareholders in payment of distributions declared	4,112,572	4,112,572	2,862,493	2,862,493
Shares redeemed	(1,007,514,943)	(1,007,514,943)	(636,005,005)	(636,005,005)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	186,552,887	$186,552,887	215,016,122	$215,016,122
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,565,809,004	$2,565,808,980	1,913,479,724	$1,913,479,724

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$999,561,583	$1,128,556,663

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(571,600)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $20,822,278 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $570,360 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended July 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2008, 99.95% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

12. SUBSEQUENT EVENT

On September 24, 2008, the Putnam Prime Money Market Fund made a purchase in-kind of securities and other assets into the Fund. Securities and other assets valued at $12,302,280,290 were received in exchange for 12,302,280,290 shares of the Fund's Institutional Shares.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Prime Obligations Fund, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Obligations Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund as of July 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

PRIME OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

33506 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008		2007 [1]	2006		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.028		0.034	0.029		0.017		0.008
Net realized gain (loss) on investments	0.000	[2]	0.000 [2]	(0.000	) [2]	(0.000	) [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.028		0.034	0.029		0.017		0.008
Less Distributions:
Distributions from net investment income	(0.028)		(0.034)	(0.029)		(0.017)		(0.008)
Distributions from net realized gain on investments	(0.000	) [2]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.028)		(0.034)	(0.029)		(0.017)		(0.008)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [3]	2.79%		3.50%	2.91%		1.75%		0.85%

Ratios to Average Net Assets:
Net expenses	0.20	% [4]	0.20%	0.20%		0.20%		0.20%
Net investment income	2.67%		3.45%	2.82%		1.78%		0.85%
Expense waiver/reimbursement [5]	0.09%		0.09%	0.29%		0.34%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,053,590		$6,652,945	$5,941,736		$8,460,989		$6,249,045

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.20% after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,010.80	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.87	$1.01

1 Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.6%
Municipal Notes	11.8%
Commercial Paper	0.8%
Other Assets and Liabilities--Net [2]	0.8%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.1%
8-30 Days	1.4%
31-90 Days	1.9%
91-180 Days	3.2%
181 Days or more	5.6%
Other Assets and Liabilities--Net [2]	0.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.2% [1,2]
		Alabama--3.0%
$6,000,000		Alabama HFA MFH, (2000 Series A: Turtle Lake), Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 2.270%, 8/7/2008	$6,000,000
11,425,000	[3,4]	Alabama HFA Single Family, (PT-4601), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 8/7/2008	11,425,000
23,000,000		Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008	23,147,456
500,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.740%, 8/7/2008	500,000
500,000		Birmingham, AL, Airport Authority, (Series 2003A), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.540%, 8/7/2008	500,000
7,000,000		Birmingham, AL, Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 2.200%, 8/6/2008	7,000,000
5,890,000		Birmingham, AL, Medical Clinic Board, (Series 2001-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 8/7/2008	5,890,000
38,800,000		Birmingham, AL, Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 2.380%, 8/1/2008	38,800,000
18,000,000		Birmingham-St. Martin's, AL, Special Care Facilities Financing Authority, (Series 2007), Weekly VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC), 2.390%, 8/7/2008	18,000,000
5,935,000		Boaz, AL, IDB, (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/7/2008	5,935,000
15,285,000		Chelsea Park, AL, Cooperative District, (Series 2005), Weekly VRDNs (Compass Bank, Birmingham LOC), 2.350%, 8/7/2008	15,285,000
3,100,000		Columbia, AL, IDB, PCR (1995 Series E), Daily VRDNs (Alabama Power Co.), 2.300%, 8/1/2008	3,100,000
5,347,000		Geneva County, AL, Health Care Authority, Inc., (Series 2001), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	5,347,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A), Weekly VRDNs (Regions Bank, Alabama LOC), 2.290%, 8/7/2008	15,500,000
4,360,000		Huntsville, AL, Public Park & Recreation Board, (Series 2002), Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	4,360,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Alabama--continued
$3,420,000		Huntsville, AL, Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005), Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	$3,420,000
1,000,000		Jacksonville, AL, IDB, (Series 1994), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/7/2008	1,000,000
2,065,000		Legends Park Improvement District, AL, (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 2.470%, 8/7/2008	2,065,000
2,500,000		Magnolia Ridge Improvement District, AL, (Series 2002), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	2,500,000
4,375,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	4,375,000
26,000,000		Mobile, AL, IDB, (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	26,000,000
12,000,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 2.390%, 8/7/2008	12,000,000
2,920,000		Montgomery, AL, Public Educational Building Authority, (Series 2006), Weekly VRDNs (Family Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	2,920,000
93,843,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 2.200%, 8/1/2008	93,843,000
6,640,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	6,640,000
20,000,000		Tuscaloosa County, AL, IDA, (Series 2008A: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	20,000,000
2,650,000		Tuscaloosa County, AL, Park & Recreation Authority, (Series 2000), Weekly VRDNs (Regions Bank, Alabama LOC), 2.310%, 8/7/2008	2,650,000
28,500,000		Tuscaloosa County, AL, Port Authority, (Series 2006: Midtown Village), Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.270%, 8/7/2008	28,500,000
15,950,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	15,950,000
		TOTAL	382,652,456
		Alaska--0.2%
20,000,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.990%, 8/6/2008	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--2.1%
$23,000,000		Ak-Chin Indian Community, AZ, (Series 2008), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	$23,000,000
6,900,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.300%, 8/6/2008	6,900,000
6,500,000		Arizona Board of Regents, (Series 2008A), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 2.150%, 8/6/2008	6,500,000
3,500,000		Arizona Board of Regents, (Series 2008B), Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 2.150%, 8/6/2008	3,500,000
1,300,000		Arizona Health Facilities Authority, Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.390%, 8/7/2008	1,300,000
20,000,000		Arizona Health Facilities Authority, (2008 Series C), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	20,000,000
18,275,000		Arizona Health Facilities Authority, (2008 Series D), Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	18,275,000
1,900,000		Arizona Health Facilities Authority, (Series 2004), Weekly VRDNs (Southwest Behavioral Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	1,900,000
5,000,000		Arizona Health Facilities Authority, (Series 2006), Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 2.290%, 8/7/2008	5,000,000
3,550,000		Arizona Health Facilities Authority, (Series 2008), Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 2.170%, 8/7/2008	3,550,000
700,000	[3,4]	Arizona State University, PUTTERs (Series 270), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF 7/1/2012@100), 2.340%, 8/7/2008	700,000
5,000,000		Glendale, AZ, IDA, (Series 2008), Weekly VRDNs (Midwestern University)/(Bank of America N.A. LOC), 2.260%, 8/7/2008	5,000,000
20,160,000		Maricopa County, AZ, (Series 2007), Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC), 2.290%, 8/7/2008	20,160,000
2,690,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 2.300%, 8/7/2008	2,690,000
35,000,000	[3,4]	Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/1/2008	35,000,000
4,675,000	[3,4]	Phoenix, AZ, Civic Improvement Corp., MACON (Series 2005L), Weekly VRDNs (Bank of America N.A. LIQ), 4.000%, 8/7/2008	4,675,000
6,750,000		Phoenix, AZ, IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 2.190%, 8/6/2008	6,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$2,840,000		Phoenix, AZ, IDA, (Series 2002), Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	$2,840,000
5,550,000		Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 2.300%, 8/6/2008	5,550,000
13,000,000	[3,4]	Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.280%, 8/7/2008	13,000,000
9,310,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2045), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	9,310,000
8,915,000	[3,4]	Salt River Project, AZ, Agricultural Improvement & Power District, PUTTERs (Series 2046), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	8,915,000
20,475,000		Scottsdale, AZ, IDA, (Series 2006C), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	20,475,000
30,000,000		Scottsdale, AZ, IDA, (Series 2006D), Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	30,000,000
3,345,000		Sierra Vista, AZ, IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 2.340%, 8/7/2008	3,345,000
6,330,000		Yavapai, AZ, IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	6,330,000
2,300,000		Yavapai, AZ, IDA, (Series 2008A), Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 2.400%, 8/7/2008	2,300,000
		TOTAL	266,965,000
		Arkansas--0.2%
20,255,000		Fayetteville, AR Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village)/(U.S. Bank, N.A. LOC), 2.270%, 8/7/2008	20,255,000
		California--1.0%
13,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), Daily VRDNs (Albert L. Schultz Jewish Community Center)/(LaSalle Bank, N.A. LOC), 2.310%, 8/1/2008	13,000,000
17,265,000		California Health Facilities Financing Authority, (Series 2003C), Weekly VRDNs (Stanford Hospital & Clinics)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/6/2008	17,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,500,000		California Health Facilities Financing Authority, (Series 2008 A-2), Weekly VRDNs (Stanford Hospital & Clinics)/(Bank of America N.A. LOC), 2.100%, 8/6/2008	$10,500,000
14,500,000		California Infrastructure & Economic Development Bank, (Series 2008D), Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 1.900%, 8/1/2008	14,500,000
21,825,000		California Municipal Finance Authority, (Series 2007A), Weekly VRDNs (Pacific Institute)/(California Bank & Trust LOC), 2.270%, 8/7/2008	21,825,000
8,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-3), Daily VRDNs (Bank of New York LOC), 1.900%, 8/1/2008	8,000,000
20,340,000		California Statewide Communities Development Authority, (Series 2007), Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 2.100%, 8/7/2008	20,340,000
16,520,000		Eden Township, CA, Healthcare District, (Series 2004), Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 2.150%, 8/7/2008	16,520,000
6,500,000		Los Angeles, CA, Wastewater System, Subordinate Revenue Bonds (Series 2008-H), Weekly VRDNs (Bank of America N.A. LOC), 2.140%, 8/7/2008	6,500,000
		TOTAL	128,450,000
		Colorado--0.7%
9,100,000		Aurora, CO, (Series 2008B), Weekly VRDNs (The Children's Hospital Association)/(Allied Irish Banks PLC LOC), 2.000%, 8/7/2008	9,100,000
4,835,000		Base Village, CO, Metropolitan District No. 2, (Series 2008A), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	4,835,000
6,510,000		Base Village, CO, Metropolitan District No. 2, (Series 2008B), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	6,510,000
15,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008), Weekly VRDNs (Compass Bank, Birmingham LOC), 2.250%, 8/6/2008	15,000,000
9,390,000		Colorado Educational & Cultural Facilities Authority, (Series 2004A), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.480%, 8/7/2008	9,390,000
12,800,000		Colorado Educational & Cultural Facilities Authority, (Series 2008), Daily VRDNs (YMCA of the Rockies)/(Bank of America N.A. LOC), 2.200%, 8/1/2008	12,800,000
10,000,000		Colorado Educational & Cultural Facilities Authority, (Series 2008), Weekly VRDNs (Fuller Theological Seminary)/(Key Bank, N.A. LOC), 2.480%, 8/7/2008	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Colorado--continued
$2,455,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 3.200%, 8/7/2008	$2,455,000
8,625,000		Commerce City, CO, Northern Infrastructure General Improvement District, (Series 2008), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	8,625,000
12,000,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	12,000,000
2,800,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	2,800,000
		TOTAL	93,515,000
		Delaware--0.6%
66,675,000		Delaware EDA, (Series 1985B), Weekly VRDNs (Hospital Billing & Collection Service Ltd)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 8/6/2008	66,675,000
7,375,000	[3,4]	Delaware State, PUTTERs (Series 2633), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	7,375,000
		TOTAL	74,050,000
		District of Columbia--1.2%
19,405,000		District of Columbia, (Series 2001C), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.200%, 8/7/2008	19,405,000
4,285,000		District of Columbia, (Series 2008A), Weekly VRDNs (Allied Irish Banks PLC LOC), 2.200%, 8/7/2008	4,285,000
15,610,000		District of Columbia, (Series 2008B), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	15,610,000
40,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	40,056,846
4,910,000		District of Columbia, Revenue Bonds, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/1/2008	4,910,000
7,500,000		District of Columbia, Revenue Bonds, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	7,500,000
1,700,000		District of Columbia, Revenue Bonds, (Series 2006), Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	1,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		District of Columbia--continued
$6,730,000		District of Columbia, Revenue Bonds, (Series 2008), Weekly VRDNs (Center for Strategic & International Studies, Inc.)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	$6,730,000
15,000,000		District of Columbia, Revenue Bonds, (Series 2008), Weekly VRDNs (Washington Drama Society, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/7/2008	15,000,000
31,000,000		District of Columbia, Revenue Bonds, (Series 2008a), Weekly VRDNs (Pew Charitable Trusts)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	31,000,000
		TOTAL	146,196,846
		Florida--6.2%
14,490,000		Brevard County, FL, Health Facilities Authority, Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	14,490,000
5,400,000		Broward County, FL, HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 2.210%, 8/6/2008	5,400,000
21,300,000		Broward County, FL, School District, COP (Series 2004D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	21,300,000
9,945,000		Charlotte County, FL, (Series 2003B), Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 2.500%, 8/7/2008	9,945,000
33,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	33,536,533
7,000,000		Coconut Creek, FL, (Series 2007), Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.320%, 8/7/2008	7,000,000
7,250,000		Florida HFA, (Series 1985-SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 2.350%, 8/6/2008	7,250,000
7,700,000		Florida Higher Educational Facilities Financing Authority, (Series 2002), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	7,700,000
7,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2006), Weekly VRDNs (Jacksonville University Project)/(Regions Bank, Alabama LOC), 2.140%, 8/7/2008	7,000,000
13,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008), Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	13,000,000
31,745,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.450%, 8/7/2008	31,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$9,480,000	[3,4]	Florida State Board of Education Capital Outlay, ROCs (Series 1014), Weekly VRDNs (Florida State)/(Citigroup, Inc. LIQ), 2.240%, 8/7/2008	$9,480,000
42,995,000	[3,4]	Florida State Board of Education, (MT-582), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 8/7/2008	42,995,000
555,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049) VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.500%, 8/7/2008	555,000
5,690,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1150), Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 8/7/2008	5,690,000
15,270,000	[3,4]	Florida State Board of Education, PZ-198, Weekly VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	15,270,000
30,560,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 2.03% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	30,560,000
5,000,000		Highlands County, FL, Health Facilities Authority, (Series 2004A), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.200%, 8/7/2008	5,000,000
14,265,000		Highlands County, FL, Health Facilities Authority, (Series 2006A-1), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.290%, 8/7/2008	14,265,000
5,165,000		Highlands County, FL, Health Facilities Authority, (Series 2006B-3), Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 2.200%, 8/7/2008	5,165,000
3,140,000		Highlands County, FL, Health Facilities Authority, 5.25% Bonds (Adventist Health System)/(United States Treasury PRF 11/15/2008@101), 11/15/2013	3,194,262
2,295,000		Hillsborough County, FL, IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,295,000
9,600,000		Hillsborough County, FL, IDA, (Series 2008B), Weekly VRDNs (University Community Hospital)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	9,600,000
34,070,000		JEA, FL, Electric System, (Series Three 2008B-1: Senior Revenue Bonds), Weekly VRDNs (Dexia Credit Local LIQ), 2.180%, 8/6/2008	34,070,000
22,135,000		JEA, FL, Electric System, (Series Three 2008B-2: Senior Revenue Bonds), Weekly VRDNs (Dexia Credit Local LIQ), 2.180%, 8/6/2008	22,135,000
15,000,000		JEA, FL, Electric System, (Series Three 2008C-1: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.000%, 8/7/2008	15,000,000
15,000,000		JEA, FL, Electric System, (Series Three 2008C-2: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.000%, 8/7/2008	15,000,000
11,405,000		JEA, FL, Electric System, (Series Three 2008C-3: Senior Revenue Bonds), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.000%, 8/7/2008	11,405,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$16,695,000		JEA, FL, Electric System, (Series Three 2008C-4: Senior Revenue Bonds), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ), 2.000%, 8/7/2008	$16,695,000
50,000,000		JEA, FL, Electric System, (Series Three 2008D-1), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.150%, 8/6/2008	50,000,000
15,300,000		JEA, FL, Electric System, (Series Three 2008D-2), Weekly VRDNs (Fortis Bank SA/NV LIQ), 2.150%, 8/6/2008	15,300,000
10,200,000		JEA, FL, Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.160%, 8/6/2008	10,200,000
4,260,000		Jacksonville, FL, HFDC, Weekly VRDNs (River Garden Project)/(Wachovia Bank N.A. LOC), 2.170%, 8/7/2008	4,260,000
2,500,000		Jacksonville, FL, Transportation Authority, Transportation Revenue Bonds (Series 2008B), Weekly VRDNs (Dexia Credit Local LIQ), 2.180%, 8/7/2008	2,500,000
13,100,000		Lee County, FL, IDA, (Series 2002), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	13,100,000
790,000		Miami, FL, Health Facilities Authority, Health Facilities Revenue Refunding Bonds (Series 1998), Weekly VRDNs (Mercy Hospital, FL)/(Bank of America N.A. LOC), 2.170%, 8/6/2008	790,000
5,000,000		Miami-Dade County, FL, IDA, (Series 2005), Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 2.460%, 8/7/2008	5,000,000
13,650,000		Miami-Dade County, FL, Water & Sewer Authority, (Series 2005), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 8/7/2008	13,650,000
9,990,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045), Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.500%, 8/1/2008	9,990,000
13,185,000		North Broward Florida Hospital District, (Series 2005A), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	13,185,000
22,580,000		North Broward Florida Hospital District, (Series 2007), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	22,580,000
17,100,000		North Broward Florida Hospital District, (Series 2008A), Weekly VRDNs (TD Banknorth N.A. LOC), 2.200%, 8/7/2008	17,100,000
5,700,000		Orange County, FL, IDA, (Series 2005), Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,700,000
5,500,000		Orange County, FL, Health Facilities Authority, (Series 2008E), Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,500,000
5,250,000		Orange County, FL, Health Facilities Authority, (Series 2008G), Weekly VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 2.160%, 8/6/2008	5,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$11,300,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.760%, 8/7/2008	$11,300,000
25,000,000		Orlando, FL, Utilities Commission, (Series 1996A), 4.10% TOBs, Mandatory Tender 10/1/2008	25,031,596
20,000,000		Orlando, FL, Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	20,608,016
5,500,000		Palm Beach County, FL, (Series 2001), Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 2.240%, 8/7/2008	5,500,000
15,715,000		Palm Beach County, FL, (Series 2003), Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.170%, 8/7/2008	15,715,000
6,410,000		Palm Beach County, FL, (Series 2005), Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/(Bank of New York LOC), 2.290%, 8/7/2008	6,410,000
3,735,000		Pasco County, FL, Educational Facilities Authority, (Series 1999), Weekly VRDNs (St. Leo University, FL)/(Regions Bank, Alabama LOC), 2.450%, 8/1/2008	3,735,000
11,000,000		Pinellas County, FL, Educational Facilities Authority, (Series 2007), Weekly VRDNs (Shorecrest Preparatory School)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	11,000,000
4,500,000		Pinellas County, FL, Educational Facilities Authority, Revenue and Revenue Refunding Bonds (Series 2007), Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	4,500,000
12,530,000		Santa Rosa County, FL, Health Facilities Revenue Bonds, Weekly VRDNs (Baptist Hospital, Inc. (FL))/(Bank of America N.A. LOC), 2.200%, 8/7/2008	12,530,000
14,625,000		Sarasota County, FL, Public Hospital District, (Series 2007B), Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 8/1/2008	14,625,000
13,280,000	[3,4]	Tallahassee, FL, Energy System, Solar Eclipse (Series 2007-078), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	13,280,000
5,195,000	[3,4]	Tampa Bay, FL, Water Utility System, Variable Rate Certificates (Series 2001-N), Weekly VRDNs (Bank of America N.A. LIQ), 4.000%, 8/7/2008	5,195,000
16,325,000		Tampa, FL, (Series 2007), Weekly VRDNs (DACCO, Inc.)/(Wachovia Bank N.A. LOC), 2.170%, 8/7/2008	16,325,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$13,000,000		Tohopekaliga, FL, Water Authority, (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 2.230%, 8/7/2008	$13,000,000
2,125,000		Venice, FL, Health Care Revenue Bonds, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	2,125,000
		TOTAL	791,725,407
		Georgia--2.6%
10,100,000		Athens-Clarke County, GA, IDA, (Series 2003), Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 2.180%, 8/1/2008	10,100,000
8,970,000		Athens-Clarke County, GA, IDA, (Series B), Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 2.180%, 8/1/2008	8,970,000
9,500,000		Atlanta, GA, Development Authority, (Series 2007), Weekly VRDNs (Atlanta Botanical Garden, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	9,500,000
60,730,000		Atlanta, GA, Water & Wastewater, (Series 2001 B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.400%, 8/7/2008	60,730,000
4,760,000		Augusta, GA, HFA, (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 2.240%, 8/7/2008	4,760,000
5,900,000		Burke County, GA, Development Authority, (First Series 1997), Daily VRDNs (Georgia Power Co.), 2.180%, 8/1/2008	5,900,000
5,000,000		Clayton County, GA, Development Authority, (Series 2007), Weekly VRDNs (DACC Public Purpose Corporation II)/(Dexia Credit Local LOC), 2.260%, 8/7/2008	5,000,000
5,450,000		Columbus, GA, Development Authority, (Series 2005A), Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.390%, 8/7/2008	5,450,000
7,795,000		Coweta County, GA, Development Authority, (First Series 2006), Daily VRDNs (Georgia Power Co.), 2.220%, 8/1/2008	7,795,000
10,000,000		Dalton, GA, Development Authority, (Series 2003B), Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	10,000,000
2,000,000		DeKalb County, GA, Development Authority, (Series 2007), Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,000,000
12,950,000		DeKalb County, GA, MFH Authority, (Series 2003), Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 2.200%, 8/7/2008	12,950,000
1,383,000	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1906), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.460%, 8/7/2008	1,383,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$1,551,500	[3,4]	DeKalb County, GA, Water & Sewer, Floater Certificates (Series 2006-1907), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.460%, 8/7/2008	$1,551,500
10,620,000	[3,4]	DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.390%, 8/7/2008	10,620,000
2,600,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	2,600,000
5,235,000		Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,235,000
4,500,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,500,000
8,740,000		Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (Mt. Pisgah Christian School, Inc.)/(Bank of North Georgia LOC), 2.390%, 8/7/2008	8,740,000
9,000,000		Fulton County, GA, Development Authority, (Series 2007), Weekly VRDNs (Piedmont Healthcare, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	9,000,000
15,000,000		Fulton County, GA, Development Authority, (Series 2008), Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 2.170%, 8/6/2008	15,000,000
6,820,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	6,820,000
8,660,000		Georgia Ports Authority, (Series 2006), Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 2.200%, 8/6/2008	8,660,000
13,504,000		Georgia State, (Series 2006 H-1), Weekly VRDNs (Dexia Credit Local LIQ), 2.200%, 8/7/2008	13,504,000
12,000,000		Georgia State, (Series 2006 H-3), Weekly VRDNs (Dexia Credit Local LIQ), 1.990%, 8/7/2008	12,000,000
17,220,000	[3,4]	Georgia State, PUTTERs (Series 128), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	17,220,000
7,000,000		Gwinnett County, GA, Development Authority, (Series 2001), Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.170%, 8/6/2008	7,000,000
1,800,000		Heard County, GA, Development Authority PCRB, (First Series 1996), Daily VRDNs (Georgia Power Co.), 2.220%, 8/1/2008	1,800,000
6,000,000		Monroe County, GA, Development Authority, (Second Series 2006), Daily VRDNs (Georgia Power Co.), 2.220%, 8/1/2008	6,000,000
3,500,000		Richmond County, GA, Development Authority, (Series 2008A), Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 2.400%, 8/6/2008	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$10,000,000		Richmond County, GA, Development Authority, (Series 2008B), Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 2.400%, 8/6/2008	$10,000,000
5,700,000		Savannah, GA, EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,700,000
19,245,000		Savannah, GA, EDA, (Series 2008A: University Village), Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	19,245,000
22,975,000		Savannah, GA, EDA, (Series 2008B: Indigo Pointe), Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.150%, 8/7/2008	22,975,000
		TOTAL	336,208,500
		Hawaii--0.8%
7,995,000	[3,4]	Hawaii State Department of Budget & Finance, GS Trust (Series 2006-4G), Weekly VRDNs (Hawaii Pacific Health)/(GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 2.280%, 8/7/2008	7,995,000
14,960,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 834), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase & Co. LOC), 2.290%, 8/7/2008	14,960,000
58,325,000	[3,4]	Hawaii State Department of Budget & Finance, PUTTERs (Series 835), Weekly VRDNs (Hawaii Pacific Health)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase & Co. LOC), 2.290%, 8/7/2008	58,325,000
9,905,000	[3,4]	Hawaii State, ROCs (Series 6062), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	9,905,000
9,370,000	[3,4]	Honolulu, HI, City & County Wastewater System, PUTTERs (Series 1997), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.490%, 8/7/2008	9,370,000
1,645,000	[3,4]	Honolulu, HI, City & County, ROCs (Series 4043), Weekly VRDNs (Citigroup, Inc. LIQ), 2.500%, 8/7/2008	1,645,000
		TOTAL	102,200,000
		Idaho--0.6%
15,700,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008M), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	15,709,304
32,100,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	32,121,958
27,000,000		Idaho State, 3.00% TANs, 6/30/2009	27,309,745
		TOTAL	75,141,007
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--7.7%
$12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006), Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 2.320%, 8/7/2008	$12,410,000
24,340,000		Chicago, IL, Board of Education, (Series 2004C-2), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 2.400%, 8/7/2008	24,340,000
41,520,000	[3,4]	Chicago, IL, Board of Education, (Series 2008-C6), 2.03% TOBs (Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/11/2009	41,520,000
19,995,000	[3,4]	Chicago, IL, Board of Education, PUTTERs (Series 2997), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	19,995,000
20,425,000	[3,4]	Chicago, IL, O'Hare International Airport, ROCs (Series 6059), Weekly VRDNs (Assured Guaranty Corp. INS)/(Citigroup, Inc. LIQ), 2.270%, 8/7/2008	20,425,000
32,250,000		Chicago, IL, (Series 2003 B-1), Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 2.450%, 8/6/2008	32,250,000
9,500,000		Chicago, IL, (Series 2005), Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 2.240%, 8/7/2008	9,500,000
50,000,000	[3,4]	Chicago, IL, DFA Municpal Trust (Series 2008-26), Weekly VRDNs (Chicago, IL O'Hare International Airport)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	50,000,000
8,800,000	[3,4]	Chicago, IL, ROCs (Series 10275), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.380%, 8/7/2008	8,800,000
7,185,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/7/2008	7,185,000
2,760,000	[3,4]	DuPage & Cook Counties, IL, Community United School District No. 205, ROCs (Series 1073), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	2,760,000
11,165,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	11,165,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(LaSalle Bank, N.A. LOC), 2.200%, 8/7/2008	3,900,000
6,875,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 2.400%, 8/1/2008	6,875,000
2,310,000		Hazel Crest, IL, Retirement Center, (Series 1992A), Weekly VRDNs (Waterford Estates)/(DePfa Bank PLC LOC), 2.400%, 8/1/2008	2,310,000
5,030,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 8/7/2008	5,030,000
2,200,000		Illinois Development Finance Authority IDB, Weekly VRDNs (Burpee Museum of Natural History)/(JPMorgan Chase Bank, N.A. LOC), 3.200%, 8/7/2008	2,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$1,340,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris, N.A. LOC), 3.200%, 8/7/2008	$1,340,000
22,800,000		Illinois Development Finance Authority PCR, Daily VRDNs (Diamond Star Motors Corp.)/(Key Bank, N.A. LOC), 2.100%, 8/1/2008	22,800,000
3,700,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/6/2008	3,700,000
16,700,000		Illinois Educational Facilities Authority, (Series B-2), 1.85% TOBs (University of Chicago), Mandatory Tender 7/28/2009	16,700,000
5,620,000		Illinois Finance Authority, (Series 2004), Weekly VRDNs (Riverside Health Systems)/(JPMorgan Chase Bank, N.A. LOC), 2.140%, 8/6/2008	5,620,000
22,500,000		Illinois Finance Authority, (Series 2006), Weekly VRDNs (Chicago Historical Society)/(JPMorgan Chase Bank, N.A. LOC), 2.130%, 8/7/2008	22,500,000
2,100,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Elgin Academy)/(RBS Citizens Bank N.A. LOC), 2.450%, 8/6/2008	2,100,000
18,000,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Erikson Institute)/(LaSalle Bank, N.A. LOC), 2.200%, 8/7/2008	18,000,000
15,985,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Holy Cross Hospital)/(LaSalle Bank, N.A. LOC), 2.290%, 8/7/2008	15,985,000
100,425,000		Illinois Finance Authority, (Series 2007C), Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 8/7/2008	100,425,000
60,075,000		Illinois Finance Authority, (Series 2007F), Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(National City Bank LIQ), 2.500%, 8/6/2008	60,075,000
8,500,000		Illinois Finance Authority, (Series 2008A), Weekly VRDNs (Swedish Covenant Hospital)/(Allied Irish Banks PLC LOC), 2.250%, 8/7/2008	8,500,000
19,000,000		Illinois Finance Authority, (Series 2008B), Weekly VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/6/2008	19,000,000
18,500,000		Illinois Finance Authority, (Series 2008D), Weekly VRDNs (Children's Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 8/7/2008	18,500,000
12,000,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	12,000,000
19,570,000	[3,4]	Illinois Finance Authority, (Stage Trust Series 2008-27C), Weekly VRDNs (Children's Memorial Hospital)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.270%, 8/7/2008	19,570,000
70,145,000		Illinois Finance Authority, Refunding Bonds (Series 2006A), Weekly VRDNs (Loyola University Health System)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 8/6/2008	70,145,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Illinois--continued
$41,700,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1997), Weekly VRDNs (Rehabilitation Institute of Chicago)/(Bank of America N.A. LOC), 2.220%, 8/7/2008	$41,700,000
30,000,000		Illinois State Toll Highway Authority, (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	30,000,000
53,000,000		Illinois State Toll Highway Authority, (2008 Series A-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 8/7/2008	53,000,000
40,000,000		Illinois State Toll Highway Authority, (Series 2007 A-2), Weekly VRDNs (Dexia Credit Local LIQ), 2.200%, 8/7/2008	40,000,000
12,900,000	[3,4]	Illinois State Toll Highway Authority, PUTTERs (Series 2754), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.440%, 8/7/2008	12,900,000
59,485,000		Illinois State, Weekly VRDNs (DePfa Bank PLC LIQ), 2.230%, 8/6/2008	59,485,000
14,855,000		Lombard, IL, (Series 2000: Clover Creek Apartments), Weekly VRDNs (TVO Clover Creek LLC)/(FNMA LOC), 2.210%, 8/7/2008	14,855,000
10,815,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, Austin (Series 2008-3008X), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	10,815,000
6,590,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26), 2.00% TOBs (McCormick Place)/(Assured Guaranty Corp. INS)/(Bank of New York LIQ), Optional Tender 3/11/2009	6,590,000
2,660,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, PUTTERs (Series 269), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.640%, 8/7/2008	2,660,000
20,985,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), Weekly VRDNs (Deutsche Bank AG LIQ), 2.250%, 8/7/2008	20,985,000
8,470,000		Orland Hills, IL, (Series 1985 A), Weekly VRDNs (West Haven Properties Partnership)/(LaSalle Bank, N.A. LOC), 2.230%, 8/6/2008	8,470,000
		TOTAL	979,085,000
		Indiana--2.8%
3,910,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank LOC), 2.390%, 8/7/2008	3,910,000
13,000,000		Carmel Clay Schools, IN, 3.75% TANs, 12/31/2008	13,026,129
10,000,000		Elkhart, IN, Community Schools, 2.00% TANs, 12/31/2008	10,006,105
14,930,000		Frankfort, IN EDA, (Series 2004), Weekly VRDNs (Wesley Manor, Inc.)/(KBC Bank N.V. LOC), 2.290%, 8/7/2008	14,930,000
10,500,000		Indiana Bond Bank, (Series 2008A), Weekly VRDNs (Tri-County Conservancy District)/(Huntington National Bank, Columbus, OH LOC), 2.600%, 8/7/2008	10,500,000
35,300,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B), Weekly VRDNs (Clarian Health Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	35,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$5,700,000		Indiana Health & Educational Facility Financing Authority, (Series 2006), Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.270%, 8/7/2008	$5,700,000
40,200,000		Indiana Health & Educational Facility Financing Authority, (Series 2006C), Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(FSA INS)/(Wells Fargo Bank, N.A. LIQ), 2.800%, 8/6/2008	40,200,000
10,000,000	[3,4]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,005,077
165,000		Indiana Health Facility Financing Authority, Weekly VRDNs (Crossroads Rehabilitation Center)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 8/7/2008	165,000
7,205,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Dunn Memorial Hospital Board of Trustees)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 8/7/2008	7,205,000
11,220,000		Indiana Health Facility Financing Authority, (Series 2003), Weekly VRDNs (Major Hospital Board of Trustees)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 8/7/2008	11,220,000
5,750,000		Indiana Health Facility Financing Authority, (Series 2004), Weekly VRDNs (Riverview Hospital)/(National City Bank LOC), 2.950%, 8/7/2008	5,750,000
25,985,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2007A), Weekly VRDNs (Golden Years Homestead, Inc. & Great Lakes Christian Homes Corp.)/(Key Bank, N.A. LOC), 2.310%, 8/7/2008	25,985,000
69,265,000	[3,4]	Indianapolis, IN, Local Public Improvement Bond Bank, DFA Municipal Trust (Series 2008-45), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	69,265,000
29,700,000		Indianapolis, IN, MFH, (Series 2007: Lake Nora & Fox Club Projects), Weekly VRDNs (FARH-Fox Lake Affordable Housing, Inc.)/(FNMA LOC), 2.200%, 8/7/2008	29,700,000
6,770,000		Indianapolis, IN, (Series 2000, Marquette Manor Project), Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC), 2.340%, 8/7/2008	6,770,000
1,540,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank LOC), 3.150%, 8/7/2008	1,540,000
23,630,000		Lawrence, IN, Economic Development Revenue Board, (Series 2002), Weekly VRDNs (Westminster Village North, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.290%, 8/7/2008	23,630,000
13,555,000		Richmond, IN, Hospital Authority, (Series 2005A), Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.800%, 8/6/2008	13,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$1,795,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 2.290%, 8/6/2008	$1,795,000
7,640,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank LOC), 3.000%, 8/7/2008	7,640,000
4,000,000		Vigo County, IN, EDA, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC), 2.360%, 8/7/2008	4,000,000
6,695,000		Winona Lake, IN, EDRB, (Series 2006), Weekly VRDNs (Grace Village Retirement Community)/(Fifth Third Bank, Cincinnati LOC), 2.310%, 8/7/2008	6,695,000
		TOTAL	358,492,311
		Iowa--1.2%
14,180,000		Iowa Finance Authority, (Series 2006), Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 2.290%, 8/7/2008	14,180,000
9,100,000		Iowa Finance Authority, (Subseries 2005A-1), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(U.S. Bank, N.A. LIQ), 2.450%, 8/6/2008	9,100,000
22,000,000		Iowa Finance Authority, (Subseries 2008A-1), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.450%, 8/6/2008	22,000,000
30,000,000		Iowa Finance Authority, (Subseries 2008A-2), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 2.750%, 8/6/2008	30,000,000
9,725,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	9,729,589
11,850,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	11,855,991
60,000,000		Iowa Higher Education Loan Authority, (Series 2008), Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LOC), 2.160%, 8/7/2008	60,000,000
		TOTAL	156,865,580
		Kansas--0.2%
9,200,000		Topeka, KS, 3.39% BANs, 11/1/2008	9,200,424
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993), Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 2.340%, 8/7/2008	10,195,000
		TOTAL	19,395,424
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--0.6%
$20,080,000		Floyd County, KY, (Series 2007A), Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 8/7/2008	$20,080,000
5,000,000		Henderson County, KY, (Series 2003B), Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.390%, 8/1/2008	5,000,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	7,500,000
8,925,000		Kentucky Economic Development Finance Authority, (Series 2007), Weekly VRDNs (Christian Care Communities, Inc.)/(National City Bank LOC), 3.250%, 8/7/2008	8,925,000
19,250,000		Madisonville, KY, Hospital Revenue Bonds, (Series 2006), Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	19,250,000
7,975,000		Russell, KY, Revenue Bonds, (Series 2002B), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	7,975,000
8,555,000		Warren County, KY, (Series 2008), Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 2.290%, 8/7/2008	8,555,000
5,000,000		Williamstown, KY, (2008 Series A), Weekly VRDNs (U.S. Bank, N.A. LOC), 2.430%, 8/1/2008	5,000,000
		TOTAL	82,285,000
		Louisiana--2.0%
22,000,000	[3,4]	Jefferson Parish, LA Hospital Service District No. 1, PUTTERs (Series 522), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	22,000,000
100,000,000		Lake Charles, LA Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 9/15/2008	100,000,000
7,200,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC), 2.250%, 8/6/2008	7,200,000
4,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(SunTrust Bank LOC), 2.250%, 8/6/2008	4,000,000
3,350,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004), Weekly VRDNs (The Christ Episcopal Church in Covington)/(SunTrust Bank LOC), 2.250%, 8/6/2008	3,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Louisiana--continued
$14,900,000	[3,4]	Louisiana Local Government Environmental Facilities Community Development Authority, PUTTERs (Series 2733), Weekly VRDNs (Westlake Chemical Corp.)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	$14,900,000
25,000,000		Louisiana Public Facilities Authority, Daily VRDNs (Air Products & Chemicals, Inc.), 2.350%, 8/1/2008	25,000,000
11,000,000		Louisiana Public Facilities Authority, Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	11,000,000
8,600,000		Louisiana Public Facilities Authority, (Series 2008A), Weekly VRDNs (CommCare Corporation)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/7/2008	8,600,000
26,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660), Weekly VRDNs (Citibank NA, New York LIQ), 3.050%, 8/7/2008	26,000,000
5,775,000	[3,4]	Louisiana State, (MT-190), Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen LIQ), 2.450%, 8/7/2008	5,775,000
14,200,000		St. James Parish, LA, (Series 2008), Weekly VRDNs (NuStar Logistics, LP)/(SunTrust Bank LOC), 2.200%, 8/6/2008	14,200,000
7,800,000		St. Tammany Parish Development District, LA, (Series 2008: Gulf Opportunity Zone Revenue Bonds-Tammany Middle Project), Weekly VRDNs (Bruno Wink LLC)/(Whitney National Bank LOC), 2.550%, 8/7/2008	7,800,000
		TOTAL	249,825,000
		Maine--0.1%
5,750,000		Maine Finance Authority, (Series 2008), Weekly VRDNs (Council of International Study Programs, Inc.)/(RBS Citizens Bank N.A. LOC), 2.230%, 8/7/2008	5,750,000
3,405,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	3,405,000
		TOTAL	9,155,000
		Maryland--1.9%
2,265,000		Baltimore County, MD, Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	2,265,000
1,450,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 2.310%, 8/7/2008	1,450,000
5,775,000		Easton, MD, (Series 2008A), Weekly VRDNs (William Hill Manor Facility)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,775,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$4,430,000		Howard County, MD, Revenue Bonds, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/5/2008	$4,430,000
940,000		Howard County, MD, Revenue Bonds, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.450%, 8/1/2008	940,000
10,570,000		Howard County, MD, Revenue Bonds, (Series 2008), Weekly VRDNs (Glenelg Country School, Inc.)/(PNC Bank, N.A. LOC), 2.310%, 8/1/2008	10,570,000
1,170,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 2.170%, 8/6/2008	1,170,000
1,200,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	1,200,000
16,200,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 2.300%, 8/7/2008	16,200,000
2,185,000		Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(PNC Bank, N.A. LOC), 2.350%, 8/1/2008	2,185,000
1,523,500		Maryland State Health & Higher Educational Facilities Authority, Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/5/2008	1,523,500
43,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.050%, 8/6/2008	43,600,000
6,400,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.290%, 8/6/2008	6,400,000
280,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 2.400%, 8/5/2008	280,000
4,825,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	4,825,000
4,700,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 2.170%, 8/6/2008	4,700,000
22,325,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.360%, 8/1/2008	22,325,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$6,935,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004A), Weekly VRDNs (Shore Health System)/(SunTrust Bank LOC), 2.200%, 8/7/2008	$6,935,000
10,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	10,500,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,000,000
2,620,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 2.310%, 8/1/2008	2,620,000
2,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Boys' Latin School of Maryland, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	2,000,000
8,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Frederick Memorial Hospital)/(Branch Banking & Trust Co. LOC), 2.350%, 8/6/2008	8,000,000
8,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Howard County General Hospital, Inc.)/(PNC Bank, N.A. LOC), 2.130%, 8/7/2008	8,000,000
2,615,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 2.350%, 8/1/2008	2,615,000
7,415,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 8/6/2008	7,415,000
385,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	385,000
10,775,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	10,775,000
3,995,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 2.410%, 8/7/2008	3,995,000
11,120,000		Montgomery County, MD, EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	11,120,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Maryland--continued
$18,000,000		Montgomery County, MD, EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	$18,000,000
4,225,000	[3,4]	Montgomery County, MD, EDA, Term Tender Custodial Receipts (Series 2008K), 2.70% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	4,226,883
1,889,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.450%, 8/5/2008	1,889,000
3,335,000		Montgomery County, MD, Housing Opportunities Commission, (Series 2008-A), Weekly VRDNs (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	3,335,000
1,350,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 2.050%, 8/1/2008	1,350,000
1,755,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.500%, 8/5/2008	1,755,000
3,220,000	[3,4]	Prince Georges County, MD, PUTTERs (Series 2573), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	3,220,000
		TOTAL	242,974,383
		Massachusetts--3.0%
7,500,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 1.950%, 8/7/2008	7,500,000
5,355,000		Commonwealth of Massachusetts, (Series A), 5.50% Bonds (MBIA Insurance Corp. INS), 2/1/2009	5,451,333
4,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A), Daily VRDNs (Dexia Credit Local LIQ), 2.550%, 8/1/2008	4,000,000
9,500,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B), Daily VRDNs (Bank of America N.A. LIQ), 2.550%, 8/1/2008	9,500,000
27,893,000		Gloucester, MA, 4.00% BANs, 9/19/2008	27,910,310
23,310,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-025), Weekly VRDNs (Dexia Credit Local LIQ), 2.250%, 8/7/2008	23,310,000
20,983,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-027), Weekly VRDNs (Dexia Credit Local LIQ), 2.250%, 8/7/2008	20,983,000
18,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 8/6/2008	18,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Massachusetts--continued
$17,500,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.080%, 8/6/2008	$17,500,000
30,000,000		Massachusetts HEFA, (Series 2004D), Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.740%, 8/7/2008	30,000,000
15,170,000		Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.200%, 8/6/2008	15,170,000
2,690,000		Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 2.200%, 8/6/2008	2,690,000
22,810,000		Massachusetts HEFA, (Series 2008G), Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	22,810,000
20,000,000		Massachusetts HEFA, (Series A), Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/7/2008	20,000,000
8,000,000		Massachusetts HEFA, (Series EE), 1.43% CP (Harvard University), Mandatory Tender 8/7/2008	8,000,000
5,540,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 2.220%, 8/7/2008	5,540,000
10,245,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	10,245,000
11,200,000		Massachusetts School Building Authority, (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	11,200,000
45,975,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2038), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.590%, 8/7/2008	45,975,000
18,595,000		Massachusetts State Development Finance Agency, (Series 2002), Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/7/2008	18,595,000
14,595,000		Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.210%, 8/6/2008	14,595,000
4,800,000		Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 2.230%, 8/7/2008	4,800,000
9,150,000	[3,4]	Massachusetts Water Resources Authority, PUTTERs (Series 2794), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.440%, 8/7/2008	9,150,000
15,000,000		Weston, MA, 3.00% BANs, 2/6/2009	15,037,774
10,000,000		Weymouth, MA, 4.00% BANs, 9/18/2008	10,005,818
		TOTAL	378,468,235
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--3.9%
$15,845,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 2005-2), Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	$15,845,000
6,700,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B), Weekly VRDNs (RBS Citizens Bank N.A. LOC), 2.110%, 8/7/2008	6,700,000
8,450,000	[3,4]	Detroit, MI, City School District, MERLOTS (Series 2006-B27), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.490%, 8/6/2008	8,450,000
23,935,000	[3,4]	Detroit, MI, City School District, Solar Eclipse Certificates (Series 2006-0001), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.260%, 8/7/2008	23,935,000
3,620,000	[3,4]	Detroit, MI, City School District, Variable Certificates (Series 2002H), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.360%, 8/7/2008	3,620,000
7,497,000	[3,4]	Detroit, MI, Sewage Disposal System, Floater Certificates (Series 2008-2721), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 2.290%, 8/7/2008	7,497,000
4,995,000	[3,4]	Detroit, MI, Water Supply System, (PT-3903), Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.450%, 8/7/2008	4,995,000
1,350,000	[3,4]	Detroit, MI, Water Supply System, PUTTERs (Series 2877), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.640%, 8/7/2008	1,350,000
10,705,000	[3,4]	Grand Rapids & Kent County, MI, Joint Building Authority, (Series 2001-JPMC7), Weekly VRDNs (Kent County, MI)/(JPMorgan Chase & Co. LIQ), 2.250%, 8/6/2008	10,705,000
500,000		Jackson County, MI, Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.900%, 8/7/2008	500,000
5,000,000		Jackson County, MI, Hospital Finance Authority, (Series 2006C), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 2.900%, 8/7/2008	5,000,000
51,490,000		Kalamazoo, MI, Hospital Finance Authority, (Series 2006), Weekly VRDNs (Bronson Methodist Hospital)/(FSA INS)/(National City Bank LOC), 2.800%, 8/6/2008	51,490,000
8,995,000	[3,4]	Kent County, MI, Airport Revenue, (Series 1998-118), Weekly VRDNs (Kent County, MI)/(Morgan Stanley LIQ), 2.260%, 8/7/2008	8,995,000
4,645,000		Lenawee County, MI, Hospital Finance Authority, (Series 2008C), Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 2.400%, 8/6/2008	4,645,000
1,595,000		Macomb County, MI, Hospital Finance Authority, (Series 2003A-1), Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 2.100%, 8/1/2008	1,595,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$18,000,000		Michigan Higher Education Facilities Authority, (Series 2008A), Weekly VRDNs (Thomas M. Cooley Law School)/(Wachovia Bank N.A. LOC), 2.140%, 8/7/2008	$18,000,000
7,000,000		Michigan Higher Education Facilities Authority, (Series 2008B), Weekly VRDNs (Thomas M. Cooley Law School)/(RBS Citizens Bank N.A. LOC), 2.140%, 8/7/2008	7,000,000
25,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	25,010,253
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 2.170%, 8/7/2008	5,000,000
96,635,000		Michigan State Hospital Finance Authority, (Series 2007), Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 8/6/2008	96,635,000
6,200,000		Michigan State Hospital Finance Authority, (Series 2008 B-8), Weekly VRDNs (Ascension Health Credit Group), 2.110%, 8/6/2008	6,200,000
5,500,000		Michigan State Hospital Finance Authority, (Series 2008), Weekly VRDNs (Ascension Health Credit Group), 2.110%, 8/6/2008	5,500,000
4,000,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.300%, 8/6/2008	4,000,000
6,600,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	6,602,955
21,225,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	21,234,905
24,900,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008X), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	24,916,996
9,485,000		Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 2.190%, 8/7/2008	9,485,000
8,000,000		Michigan State Strategic Fund, (Series 2003), Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 2.280%, 8/7/2008	8,000,000
61,300,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,404,920
23,480,000	[3,4]	Michigan State, Grant Anticipation Bonds PUTTERs (Series 2097), Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.640%, 8/7/2008	23,480,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$2,580,000		Michigan Strategic Fund, Weekly VRDNs (Goodwill Industries of Northern Michigan, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.650%, 8/7/2008	$2,580,000
4,700,000		Michigan Strategic Fund, (Series 2008), Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.150%, 8/6/2008	4,700,000
3,095,000		Regents of University of Michigan, (Series 2005B), Weekly VRDNs (University of Michigan Health System), 2.100%, 8/7/2008	3,095,000
3,000,000		Regents of University of Michigan, (Series 2007B), Weekly VRDNs (University of Michigan Health System), 1.950%, 8/7/2008	3,000,000
		TOTAL	491,167,029
		Minnesota--3.0%
1,975,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 2.440%, 8/7/2008	1,975,000
5,000,000		Bloomington, MN, (Series 2008), Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 2.350%, 8/7/2008	5,000,000
2,600,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 2.270%, 8/7/2008	2,600,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(LaSalle Bank, N.A. LOC), 2.200%, 8/7/2008	4,550,000
23,640,000	[3,4]	Hennepin County, MN, Sales Tax Revenue Fund: First Lien, Wells Fargo State Trust (Series 2008-8C), Weekly VRDNs (Wells Fargo & Co. LIQ), 2.280%, 8/7/2008	23,640,000
2,200,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 2.260%, 8/7/2008	2,200,000
9,100,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 2.190%, 8/7/2008	9,100,000
30,000,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (2008 Series B-1), Weekly VRDNs (Allina Health System, MN)/(Bank of New York LOC), 2.200%, 8/6/2008	30,000,000
19,750,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series 2004B), Daily VRDNs (Children's Hospitals & Clinics)/(FSA INS)/(U.S. Bank, N.A. LIQ), 2.370%, 8/1/2008	19,750,000
15,000,000		Minneapolis/St. Paul, MN, Housing & Redevelopment Authority, (Series 2008 B-2), Weekly VRDNs (Allina Health System, MN)/(Bank of New York LOC), 2.450%, 8/6/2008	15,000,000
13,250,000	[3,4]	Minneapolis/St. Paul, MN, Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (Societe Generale, Paris LIQ), 2.200%, 8/6/2008	13,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$28,225,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 2.370%, 8/1/2008	$28,225,000
8,285,000	[3,4]	Minnesota Public Facilities Authority, (PT-4208), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	8,285,000
2,145,000		Minnesota State Higher Education Facility Authority, (Series Six E-1), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.260%, 8/7/2008	2,145,000
1,815,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 2.260%, 8/7/2008	1,815,000
4,700,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 2.260%, 8/7/2008	4,700,000
10,700,000	[3,4]	Minnesota State, (Series 2008-2863), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	10,700,000
3,500,000	[3,4]	Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	3,500,000
8,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2007), 4.50% TANs (GTD by Minnesota State), 8/28/2008	8,004,892
3,575,000		Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC), 2.400%, 8/1/2008	3,575,000
28,500,000		Robbinsdale, MN, (Series 2008A-2), Daily VRDNs (North Memorial Health Care)/(Wells Fargo Bank, N.A. LOC), 2.220%, 8/1/2008	28,500,000
16,000,000		Rochester, MN, Health Care Facility Authority, (Series 2000A), 1.68% CP (Mayo Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 8/12/2008	16,000,000
25,000,000		Rochester, MN, Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 1.950%, 8/6/2008	25,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series 2002A, Remarketed 4/16/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 1.950%, 8/6/2008	10,000,000
1,000,000		Rochester, MN, Health Care Facility Authority, (Series 2002B Remarketed 4/16/08), Weekly VRDNs (Mayo Foundation)/(Bank of America N.A. LIQ), 1.950%, 8/6/2008	1,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series A), Weekly VRDNs (Mayo Foundation) /(Wells Fargo Bank, N.A. LIQ), 1.950%, 8/6/2008	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$6,000,000		Rochester, MN, Health Care Facility Authority, (Series B), Weekly VRDNs (Mayo Foundation)/(Northern Trust Co., Chicago, IL LIQ), 1.950%, 8/6/2008	$6,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series D), 1.68% TOBs (Mayo Foundation), Mandatory Tender 3/30/2009	10,000,000
10,000,000		Rochester, MN, Health Care Facility Authority, (Series E), 1.68% TOBs (Mayo Foundation), Mandatory Tender 5/17/2009	10,000,000
13,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 2.220%, 8/7/2008	13,000,000
28,500,000		Southern Minnesota Municipal Power Agency, 1.73% CP, Mandatory Tender 11/7/2008	28,500,000
4,775,000	[3,4]	St. Paul, MN, Housing & Redevelopment Authority, ROCs (Series 569CE), Weekly VRDNs (Health East, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 8/7/2008	4,775,000
3,245,000		St. Paul, MN, Housing & Redevelopment Authority, (Series 2001), Daily VRDNs (Cretin-Derham Hall)/(Allied Irish Banks PLC LOC), 2.260%, 8/7/2008	3,245,000
2,165,000		St. Paul, MN, Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs (Dexia Credit Local LOC), 2.250%, 8/6/2008	2,165,000
4,895,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs), 2.230%, 8/6/2008	4,895,000
3,165,000	[3,4]	University of Minnesota, Floater Certificates (Series 2001-648), Weekly VRDNs (Morgan Stanley LIQ), 2.310%, 8/7/2008	3,165,000
		TOTAL	374,259,892
		Mississippi--1.4%
21,330,000		Mississippi Business Finance Corp., (Series 2000-A), Weekly VRDNs (Jackson Medical Mall Foundation)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 8/7/2008	21,330,000
2,400,000		Mississippi Business Finance Corp., (Series 2002), Weekly VRDNs (Mississippi State University Foundation, Inc.)/(Regions Bank, Alabama LOC), 2.270%, 8/7/2008	2,400,000
31,725,000		Mississippi Business Finance Corp., (Series 2006), Weekly VRDNs (Rush Medical Foundation)/(Regions Bank, Alabama LOC), 2.390%, 8/1/2008	31,725,000
30,000,000		Mississippi Business Finance Corp., (Series 2007D), Daily VRDNs (Chevron Corp.)/(GTD by Chevron Corp.), 2.200%, 8/1/2008	30,000,000
7,765,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	7,765,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Mississippi--continued
$6,235,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153), 3.60% TOBs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	$6,235,000
22,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2008B), Weekly VRDNs (Department of Corrections East Mississippi Correctional Facility)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	22,000,000
30,000,000	[3,4]	Mississippi Housing Finance Corp., MERLOTS (Series 2008-C50), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	30,000,000
25,000,000	[3,4]	Mississippi State, (Series 2007), Weekly VRDNs (Bank of America N.A. LOC), 2.150%, 8/6/2008	25,000,000
		TOTAL	176,455,000
		Missouri--0.8%
16,900,000	[3,4]	Columbia, MO, Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	16,900,000
13,855,000	[3,4]	Greene County, MO, Reorganized School District No. 2, (PT-4339), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.340%, 8/7/2008	13,855,000
7,500,000		Missouri State HEFA, (Series 2005C-2), Weekly VRDNs (SSM Healthcare)/(Bank of America N.A. LOC), 2.150%, 8/6/2008	7,500,000
19,215,000		Missouri State HEFA, (Series 2005C-4), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Citibank NA, New York LIQ), 2.800%, 8/6/2008	19,215,000
6,500,000		Missouri State HEFA, (Series 2005D-1), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.400%, 8/6/2008	6,500,000
12,400,000		Missouri State HEFA, (Series 2005D-2), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	12,400,000
20,000,000		Missouri State HEFA, (Subseries 2005A-2), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	20,000,000
10,445,000	[3,4]	St. Louis, MO, (PT-3584), Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.250%, 8/7/2008	10,445,000
		TOTAL	106,815,000
		Montana--0.1%
16,000,000		Richland County, MT, (Series 2006), Weekly VRDNs (Sidney Health Center)/(Allied Irish Banks PLC LOC), 2.300%, 8/7/2008	16,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--0.6%
$56,117,444	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.440%, 8/7/2008	$56,117,444
13,495,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT), (Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF 7/1/2012@100), 2.290%, 8/7/2008	13,495,000
3,485,000		Dallas County, AL, Housing Development Corp., (Series 1999: Jim Manor Garden Homes), Weekly VRDNs (Dallas County, AL)/(Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	3,485,000
2,400,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.490%, 8/7/2008	2,400,000
2,925,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	2,925,000
		TOTAL	78,422,444
		Nebraska--0.1%
9,750,000		Nebraska Educational Finance Authority, (Series 2008), Daily VRDNs (Creighton University, NE)/(JPMorgan Chase Bank, N.A. LOC), 2.050%, 8/1/2008	9,750,000
		Nevada--1.0%
6,500,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-1), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 2.160%, 8/6/2008	6,500,000
35,700,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2), Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 2.160%, 8/6/2008	35,700,000
14,350,000		Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3), Weekly VRDNs (Bayerische Landesbank LOC), 2.160%, 8/6/2008	14,350,000
19,395,000	[3,4]	Clark County, NV, (PZ-287), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	19,395,000
9,585,000	[3,4]	Clark County, NV, PUTTERs (Series 2113), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.590%, 8/7/2008	9,585,000
17,700,000		Reno, NV, Hospital Revenue Bonds, (Series 2008A), Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 2.250%, 8/7/2008	17,700,000
21,400,000		Reno, NV, Hospital Revenue Bonds, (Series 2008B), Weekly VRDNs (Renown Regional Medical Center)/(Union Bank of California, N.A. LOC), 2.390%, 8/6/2008	21,400,000
		TOTAL	124,630,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Hampshire--0.6%
$71,190,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.750%, 8/7/2008	$71,190,000
		New Jersey--3.1%
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT), (Series 2007-20), Weekly VRDNs (AMBAC, FSA INS and State Street Bank and Trust Co. LIQs), 2.640%, 8/7/2008	21,000,000
10,985,000		East Brunswick Township, NJ, 2.00% BANs, 2/19/2009	11,006,462
9,755,000		East Rutherford Borough, NJ, 3.60% BANs, 11/14/2008	9,760,949
8,900,000		Harrison Township, NJ, (Series A), 4.00% BANs, 10/17/2008	8,908,130
9,000,000		Hazlet Township, NJ, 4.00% BANs, 8/1/2008	9,000,000
11,053,682		Holmdel Township, NJ, 3.25% BANs, 1/9/2009	11,074,950
10,000,000		Monroe Township (Middlesex County), NJ, 2.25% BANs, 2/12/2009	10,023,504
13,369,611		Mount Laurel Township, NJ, (Series 2007F), 3.60% BANs, 10/31/2008	13,376,044
10,900,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3535), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	10,900,000
13,655,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3859), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.230%, 8/7/2008	13,655,000
6,362,500	[3,4]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 2008-2540), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.660%, 8/7/2008	6,362,500
71,750,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.370%, 8/7/2008	71,750,000
15,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-447), Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.310%, 8/7/2008	15,000,000
9,975,000	[3,4]	New Jersey State, PUTTERs (Series 2779), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	9,975,000
13,642,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	13,668,062
38,000,000		Readington Township, NJ, 2.00% BANs, 2/5/2009	38,038,257
14,154,750		Stafford Township, NJ, (Series 2007B), 3.25% BANs, 8/29/2008	14,157,403
32,520,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.290%, 8/7/2008	32,520,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$19,325,000	[3,4]	Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C73), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF), 2.240%, 8/6/2008	$19,325,000
16,750,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B), Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 2.290%, 8/7/2008	16,750,000
35,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	35,253,243
		TOTAL	391,504,504
		New Mexico--0.5%
58,235,000		New Mexico State Hospital Equipment Loan Council, (Series 2005A), Weekly VRDNs (Presbyterian Healthcare Services)/(FSA INS)/(Citibank NA, New York LIQ), 2.350%, 8/7/2008	58,235,000
		New York--4.2%
80,345,000		Metropolitan Transportation Authority, NY, (Series 2002B), Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/7/2008	80,345,000
17,165,000		Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(GTD by WestLB AG LIQ), 2.450%, 8/7/2008	17,165,000
78,800,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 A), Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.200%, 8/6/2008	78,800,000
8,300,000		New York City, NY, IDA, Liberty Revenue Bonds (Series 2004 B), Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 2.100%, 8/1/2008	8,300,000
23,000,000		New York City, NY, Municipal Water Finance Authority, (Senior Revenue Bonds) (Fiscal 2008 Series B-1), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.950%, 8/7/2008	23,000,000
25,000,000		New York City, NY, Municipal Water Finance Authority, (Series 6), 1.70% CP, Mandatory Tender 8/6/2008	25,000,000
350,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.110%, 8/6/2008	350,000
16,000,000		New York City, NY, Transitional Finance Authority, (Fiscal 2001 Series B), Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 1.950%, 8/1/2008	16,000,000
36,000,000		New York City, NY, Transitional Finance Authority, (Series 1999A-1), Weekly VRDNs (GTD by WestLB AG LIQ), 2.110%, 8/6/2008	36,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$17,215,000		New York City, NY, (2004 Series H-5), Weekly VRDNs (Dexia Credit Local LOC), 2.110%, 8/6/2008	$17,215,000
9,000,000		New York City, NY, (Fiscal 1994 Series H-3), Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 2.150%, 8/1/2008	9,000,000
14,500,000		New York City, NY, (Fiscal 1994 Series H-4), Weekly VRDNs (KBC Bank N.V. LIQ), 2.150%, 8/6/2008	14,500,000
12,330,000		New York City, NY, (Fiscal 2008 Subseries J-10), Weekly VRDNs (BNP Paribas SA LIQ), 1.950%, 8/7/2008	12,330,000
12,500,000		New York City, NY, (Fiscal 2008 Subseries J-11), Weekly VRDNs (KBC Bank N.V. LIQ), 1.950%, 8/7/2008	12,500,000
30,000,000	[3,4]	New York City, NY, (ROCs Series 251), Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 2.290%, 8/7/2008	30,000,000
22,900,000		New York State Dormitory Authority, (Series 2006A), Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 2.050%, 8/6/2008	22,900,000
20,120,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2B), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 8/7/2008	20,120,000
15,050,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds, Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 2.450%, 8/6/2008	15,050,000
3,135,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2006-2104), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.360%, 8/7/2008	3,135,000
10,000,000		New York State Urban Development Corp., (Subseries2008A-2), Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 8/7/2008	10,000,000
25,000,000		New York State Urban Development Corp., (Subseries2008A-4), Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 8/7/2008	25,000,000
20,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	20,006,539
20,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.360%, 8/7/2008	20,700,000
21,615,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2003B), Weekly VRDNs (Dexia Credit Local LIQ), 2.060%, 8/6/2008	21,615,000
		TOTAL	539,031,539
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--1.2%
$8,000,000		Charlotte, NC, Water & Sewer System, 2.25% CP (DePfa Bank PLC LIQ), Mandatory Tender 8/6/2008	$8,000,000
23,535,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J), Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.100%, 8/7/2008	23,535,000
17,055,000		Guilford County, NC, (Series 2007B), Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 8/7/2008	17,055,000
11,900,000		Mecklenburg County, NC, (Series 2004B), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.120%, 8/7/2008	11,900,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 2.200%, 8/7/2008	5,000,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2004), Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,160,000
5,000,000		North Carolina Medical Care Commission, (Series 2005), Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2005B), Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,000,000
8,300,000		North Carolina Medical Care Commission, (Series 2006), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 2.270%, 8/7/2008	8,300,000
30,705,000		North Carolina Medical Care Commission, (Series 2007), Weekly VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 2.140%, 8/7/2008	30,705,000
10,000,000		North Carolina Medical Care Commission, (Series 2008), Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.250%, 8/6/2008	10,000,000
15,000,000		North Carolina State, (Series 2002B), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.100%, 8/6/2008	15,000,000
13,270,000		North Carolina State, (Series 2002D), Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.100%, 8/6/2008	13,270,000
		TOTAL	156,925,000
		Ohio--6.7%
3,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002), Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 2.280%, 8/7/2008	3,175,000
2,680,000		Allen County, OH, (Series 2008C), Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 2.100%, 8/1/2008	2,680,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,000,000		Allen County, OH, (Series 2008D), Weekly VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 2.300%, 8/6/2008	$3,000,000
5,000,000		Allen County, OH, (Series 2008E), Weekly VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 2.350%, 8/6/2008	5,000,000
9,995,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.290%, 8/7/2008	9,995,000
172,210,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.310%, 8/7/2008	172,210,000
9,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, Floater Certificate (Series 2006-2251), Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.440%, 8/7/2008	9,000,000
3,750,000		Butler County, OH, 4.05% BANs, 9/7/2008	3,751,794
3,275,000	[3,4]	Cincinnati City School District, OH, PUTTERs (Series 315), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.240%, 8/7/2008	3,275,000
7,150,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004), Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 2.250%, 8/7/2008	7,150,000
3,980,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 2.210%, 8/7/2008	3,980,000
4,890,000		Cuyahoga County, OH, Health Care Facilities, (Series 2006), Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 2.950%, 8/7/2008	4,890,000
9,850,000		Cuyahoga County, OH, Hospital Authority, Weekly VRDNs (MetroHealth System)/(National City Bank LOC), 2.950%, 8/7/2008	9,850,000
5,000,000		Cuyahoga County, OH, IDA, (Series A-1 Remarketing), Weekly VRDNs (University School)/(Key Bank, N.A. LOC), 2.240%, 8/7/2008	5,000,000
3,900,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC), 2.240%, 8/7/2008	3,900,000
6,000,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 2.400%, 8/7/2008	6,000,000
4,440,000		Elyria, OH, (Series 2), 4.00% BANs, 10/2/2008	4,442,753
7,485,000	[3,4]	Erie County, OH, Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.650%, 8/7/2008	7,485,000
2,755,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	2,755,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,795,000		Franklin County, OH, Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Key Bank, N.A. LOC), 2.260%, 8/7/2008	$2,795,000
7,145,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Creekside at the Village)/(Key Bank, N.A. LOC), 2.250%, 8/7/2008	7,145,000
5,930,000		Franklin County, OH, Health Care Facilities, (Series 2004), Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 8/7/2008	5,930,000
14,705,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (First Community Village)/(KBC Bank N.V. LOC), 2.240%, 8/7/2008	14,705,000
8,520,000		Franklin County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	8,520,000
27,500,000		Franklin County, OH Health Care Facilities, (Series 2006A), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.150%, 8/7/2008	27,500,000
2,965,000		Franklin County, OH, Health Care Facilities, (Series 2006B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.150%, 8/7/2008	2,965,000
8,470,000		Franklin County, OH, Health Care Facilities, Refunding & Improvement Revs (Series 2002 B), Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.150%, 8/7/2008	8,470,000
10,000,000		Franklin County, OH, Hospital Facility Authority, (Series 2008B), Weekly VRDNs (Nationwide Children's Hospital), 2.130%, 8/7/2008	10,000,000
20,000,000		Franklin County, OH, Hospital Facility Authority, (Series 2008C), Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	20,000,000
21,000,000		Franklin County, OH, Hospital Facility Authority, (Series 2008D), Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	21,000,000
23,855,000		Franklin County, OH, Hospital Facility Authority, (Series F), Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 8/7/2008	23,855,000
25,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008L), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	25,011,791
23,150,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	23,157,769
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$5,505,000		Hamilton County, OH, Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 2.240%, 8/7/2008	$5,505,000
5,000,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007M), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.060%, 8/7/2008	5,000,000
4,615,000		Hamilton County, OH, Hospital Facilities Authority, (Series 2007N), Weekly VRDNs (Children's Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.240%, 8/7/2008	4,615,000
28,390,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 2.230%, 8/7/2008	28,390,000
20,500,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 2.230%, 8/7/2008	20,500,000
4,900,000		Highland County, OH, Joint Hospital District, (Series 2007), Weekly VRDNs (Key Bank, N.A. LOC), 2.280%, 8/7/2008	4,900,000
6,380,000		Knox County, OH, (Series 2004), Weekly VRDNs (Knox Community Hospital)/(National City Bank LOC), 2.950%, 8/7/2008	6,380,000
35,000,000		Lancaster, OH, Port Authority, (Series 2008) Gas Supply Revenue, Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 2.260%, 8/7/2008	35,000,000
6,160,000		Lorain County, OH, EDA, Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 2.480%, 8/7/2008	6,160,000
4,105,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.460%, 8/7/2008	4,105,000
4,470,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC), 2.460%, 8/7/2008	4,470,000
7,000,000		Lucas County, OH, HDA, (Series A), Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 2.400%, 8/6/2008	7,000,000
7,400,000		Lucas County, OH, IDA, Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 2.340%, 8/7/2008	7,400,000
10,535,000		Lucas County, OH, Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.240%, 8/7/2008	10,535,000
3,500,000		Lucas County, OH, (Series 1), 4.25% BANs, 9/18/2008	3,501,546
8,515,000		Madison County, OH, (Series 2005), Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A. LOC), 2.240%, 8/7/2008	8,515,000
1,090,000		Marion County, OH, Health Care Facilities, Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.490%, 8/7/2008	1,090,000
2,250,000		Middletown, OH, Weekly VRDNs (Bishop Fenwick High School)/(JPMorgan Chase Bank, N.A. LOC), 2.130%, 8/6/2008	2,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$33,895,000	[3,4]	Middletown, OH, (MT-239), Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 2.230%, 8/7/2008	$33,895,000
11,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008AB), 2.75% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/6/2008	11,007,277
15,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	15,008,985
14,850,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	14,858,951
10,800,000		New Albany, OH, Community Authority, (Series C), Weekly VRDNs (Key Bank, N.A. LOC), 2.250%, 8/7/2008	10,800,000
48,000,000		Ohio State Air Quality Development Authority, (Series 2006-A), Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.190%, 8/6/2008	48,000,000
10,700,000		Ohio State Higher Educational Facilities Commission, (Series A), Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 2.220%, 8/7/2008	10,700,000
990,000		Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.160%, 8/7/2008	990,000
5,695,000	[3,4]	Ohio State Turnpike Commission, Floater Certificates 1998-71, Weekly VRDNs (Morgan Stanley LIQ), 2.760%, 8/7/2008	5,695,000
6,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B), Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 2.150%, 8/6/2008	6,650,000
2,569,000		Pepper Pike, OH, (Series 2), 4.15% BANs, 9/18/2008	2,570,297
6,030,000		Pike County, OH, Health Care Facilities, (Series 2005), Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 2.260%, 8/7/2008	6,030,000
11,155,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A), Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 2.130%, 8/6/2008	11,155,000
4,490,000		Ross County, OH, Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH, LOC), 2.410%, 8/7/2008	4,490,000
2,860,000		Sandusky, OH, 4.25% BANs, 10/22/2008	2,864,639
5,230,000		Seneca County, OH, Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 8/7/2008	5,230,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,780,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC), 2.480%, 8/7/2008	$1,780,000
5,070,000		Summit County, OH, (Series 2002), Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.360%, 8/7/2008	5,070,000
9,205,000		University of Cincinnati, OH, (Series E), 2.75% BANs, 7/21/2009	9,295,327
3,415,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC), 2.450%, 8/7/2008	3,415,000
660,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty)/(JPMorgan Chase Bank, N.A. LOC), 2.210%, 8/7/2008	660,000
6,440,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003), Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 2.320%, 8/7/2008	6,440,000
		TOTAL	850,516,129
		Oklahoma--0.4%
1,400,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	1,400,000
7,575,000		Oklahoma Industries Authority, (Series 2005), Weekly VRDNs (Oklahoma Christian University)/(LaSalle Bank, N.A. LOC), 2.270%, 8/7/2008	7,575,000
6,500,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 2.250%, 8/7/2008	6,500,000
6,670,000		Oklahoma State Turnpike Authority, (Series 2006B), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.000%, 8/7/2008	6,670,000
18,810,000		Oklahoma State Turnpike Authority, (Series 2006C), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.000%, 8/7/2008	18,810,000
15,800,000		Oklahoma State Turnpike Authority, (Series 2006D), Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA, Fortis Bank SA/NV and Lloyds TSB Bank PLC, London LIQs), 2.110%, 8/7/2008	15,800,000
		TOTAL	56,755,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Oregon--0.8%
$16,000,000		Oregon Facilities Authority, (Series 2008A), Weekly VRDNs (PeaceHealth)/(U.S. Bank, N.A. LOC), 2.000%, 8/7/2008	$16,000,000
9,000,000		Oregon Facilities Authority, (Series 2008D), Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 2.000%, 8/7/2008	9,000,000
70,000,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	70,815,850
		TOTAL	95,815,850
		Pennsylvania--7.0%
5,780,000		Adams County, PA, IDA, (Series 2007), Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 2.260%, 8/7/2008	5,780,000
10,000,000	[3,4]	Allegheny County, PA, HDA, PUTTERs (Series 2327), Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	10,000,000
1,295,000		Allegheny County, PA, IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.290%, 8/7/2008	1,295,000
2,430,000		Allegheny County, PA, IDA, (Series 2002), Weekly VRDNs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), 2.230%, 8/7/2008	2,430,000
3,200,000		Beaver County, PA, IDA, (Series 2006-A), Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 2.150%, 8/1/2008	3,200,000
24,235,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 2.130%, 8/6/2008	24,235,000
42,185,000		Beaver County, PA, IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.170%, 8/6/2008	42,185,000
6,100,000		Berks County, PA, Municipal Authority, (Series A of 2008), Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 2.170%, 8/7/2008	6,100,000
3,000,000		Chester County, PA, IDA, (Series 2008A), Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 2.240%, 8/7/2008	3,000,000
1,740,000		Chester County, PA, IDA, (Series of 2003), Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 2.220%, 8/6/2008	1,740,000
4,496,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.310%, 8/7/2008	4,496,000
2,500,000		Cumberland County, PA, Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 2.300%, 8/7/2008	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$22,500,000		Cumberland County, PA, Municipal Authority, (Series 2008B), Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 2.140%, 8/7/2008	$22,500,000
2,805,000		Dallastown Area School District, PA, (Series 2006), Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 3.000%, 8/7/2008	2,805,000
14,000,000		Dauphin County, PA, IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.400%, 8/1/2008	14,000,000
13,310,000	[3,4]	Delaware Valley, PA, Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.260%, 8/7/2008	13,310,000
11,700,000		Doylestown Hospital Authority, PA, (Series 2008B), Weekly VRDNs (Doylestown Hospital)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	11,700,000
5,500,000		Easton Area School District, PA, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	5,500,000
8,255,000		Erie County, PA, Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.310%, 8/7/2008	8,255,000
2,375,000		Lancaster, PA, Municipal Authority, (Series C of 2006), Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.390%, 8/6/2008	2,375,000
5,855,000		Lebanon County, PA, Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 2.150%, 8/7/2008	5,855,000
48,290,000		Lehigh County, PA, General Purpose Authority, (Series B), Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 2.100%, 8/1/2008	48,290,000
6,705,000		Lehigh County, PA, General Purpose Authority, (Series C of 2008), Daily VRDNs (Lehigh Valley Health Network)/(Bank of America N.A. LOC), 2.200%, 8/1/2008	6,705,000
8,330,000		Luzerne County, PA, Convention Center, (Series A of 1998), Weekly VRDNs (PNC Bank, N.A. LOC), 2.170%, 8/7/2008	8,330,000
6,100,000		Montgomery County, PA, IDA, PCR (2002 Series A), Weekly VRDNs (Exelon Generation Co. LLC)/(Wachovia Bank N.A. LOC), 2.190%, 8/6/2008	6,100,000
14,410,000		Moon, PA, IDA, Providence Point (Series 2007), Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 2.000%, 8/7/2008	14,410,000
2,300,000		North Penn, PA, Water Authority, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	2,300,000
1,200,000		Pennsylvania EDFA, (Series 1995 B), Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 2.240%, 8/6/2008	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$500,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	$500,000
2,780,000		Pennsylvania HFA, (Series 2008B), Weekly VRDNs (Bank of America N.A. LIQ), 2.200%, 8/6/2008	2,780,000
10,255,000		Pennsylvania HFA, (Series 2008C: Section 8 Assisted), Weekly VRDNs (Bank of America N.A. LIQ), 2.200%, 8/6/2008	10,255,000
43,645,000		Pennsylvania HFA, (Series 2008D: Section 8 Assisted), Weekly VRDNs (Bank of America N.A. LIQ), 2.200%, 8/6/2008	43,645,000
30,000,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A), Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.000%, 8/7/2008	30,000,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.220%, 8/7/2008	7,900,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel University)/(GTD by Landesbank Hessen-Thueringen LOC), 2.160%, 8/7/2008	3,000,000
12,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008), Weekly VRDNs (St. Joseph's University)/(Allied Irish Banks PLC LOC), 1.950%, 8/6/2008	12,000,000
5,520,000		Pennsylvania State Higher Education Facilities Authority, (Series J1), Weekly VRDNs (Juniata College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.190%, 8/7/2008	5,520,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	9,000,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,004,352
5,340,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016), Weekly VRDNs (Philadelphia, PA, School District)/(FSA INS)/(Dexia Credit Local LIQ), 2.390%, 8/7/2008	5,340,000
40,000,000		Pennsylvania State Turnpike Commission, (Series B-1 of 2008), Weekly VRDNs (Bank of America N.A. LOC), 2.170%, 8/7/2008	40,000,000
13,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	13,000,000
4,750,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ), 2.160%, 8/7/2008	4,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$3,100,000		Philadelphia, PA, Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	$3,100,000
58,000,000		Philadelphia, PA, Authority for Industrial Development, (Series 2007B), Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 2.130%, 8/7/2008	58,000,000
17,140,000		Philadelphia, PA, Authority for Industrial Development, (Series 2008), Weekly VRDNs (Philadelphia Museum of Art)/(Citizens Bank of Pennsylvania LOC), 1.950%, 8/6/2008	17,140,000
29,880,000		Philadelphia, PA, Authority for Industrial Development, (Series 2008), Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 2.260%, 8/7/2008	29,880,000
76,105,000		Philadelphia, PA, Gas Works, (Sixth Series 1998 General Ordinance), Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 2.550%, 8/7/2008	76,105,000
2,430,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2003), Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.220%, 8/7/2008	2,430,000
8,700,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series C of 2008), Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 2.000%, 8/1/2008	8,700,000
5,000,000		Philadelphia, PA, School District, (Series 2008 A-2), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	5,000,000
24,900,000		Philadelphia, PA School District, (Series 2008 B-3), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.100%, 8/7/2008	24,900,000
5,200,000		Philadelphia, PA, School District, (Series 2008 D-1), Weekly VRDNs (PNC Bank, N.A. LOC), 2.190%, 8/7/2008	5,200,000
40,450,000		Philadelphia, PA, Water & Wastewater System, (Series 2003), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	40,450,000
108,495,000		Pittsburgh, PA, Water & Sewer Authority, (Series B of 2008) (First Lien Bonds), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.510%, 8/7/2008	108,495,000
2,500,000		Southcentral PA, General Authority, (Series 2005), Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 8/1/2008	2,500,000
10,000,000		Southcentral PA, General Authority, (Series 2008), Weekly VRDNs (York County, PA)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	10,000,000
6,680,000		State Public School Building Authority, PA, (Series 2008), Weekly VRDNs (South Park School District)/(FSA INS)/(PNC Bank, N.A. LIQ), 2.500%, 8/7/2008	6,680,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$5,500,000		Wallingford Swarthmore, PA, School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/7/2008	$5,500,000
6,800,000		Washington County, PA, Hospital Authority, (Series 2008A), Weekly VRDNs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	6,800,000
4,000,000		Westmoreland County, PA, IDA, (Series 2005C), Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	4,000,000
		TOTAL	893,170,352
		Rhode Island--0.1%
10,120,000		Tiverton, RI, (Series 2), 2.75% BANs, 7/2/2009	10,179,123
		South Carolina--1.6%
5,882,500	[3,4]	Berkeley County, SC, School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.310%, 8/7/2008	5,882,500
5,000,000		Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, (Series 2005A), Weekly VRDNs (Allen University)/(National Bank of South Carolina LOC), 2.390%, 8/7/2008	5,000,000
18,900,000		Piedmont Municipal Power Agency, SC, (Series 2008B), Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.300%, 8/7/2008	18,900,000
11,500,000		Piedmont Municipal Power Agency, SC, (Series 2008C), Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.200%, 8/7/2008	11,500,000
4,800,000		South Carolina Jobs-EDA, (Series 2002), Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 2.250%, 8/7/2008	4,800,000
12,000,000		South Carolina Jobs-EDA, (Series 2006), Weekly VRDNs (Carolina Community Care, Inc.)/(National Bank of South Carolina LOC), 2.390%, 8/7/2008	12,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	9,110,000
8,410,000		South Carolina Jobs-EDA, (Series 2008), Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 2.200%, 8/7/2008	8,410,000
4,300,000		South Carolina Jobs-EDA, (Series 2008), Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	4,300,000
9,600,000		South Carolina Jobs-EDA, (Series 2008A), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	9,600,000
13,000,000		South Carolina Jobs-EDA, (Series 2008A), Weekly VRDNs (Palmetto Health Alliance)/(Bank of America N.A. LOC), 2.350%, 8/6/2008	13,000,000
16,460,000		South Carolina Jobs-EDA, (Series 2008B), Weekly VRDNs (Palmetto Health Alliance)/(Bank of America N.A. LOC), 2.350%, 8/6/2008	16,460,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		South Carolina--continued
$17,685,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	$17,701,157
13,500,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-1), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/6/2008	13,500,000
12,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-2), Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.350%, 8/6/2008	12,000,000
20,000,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.150%, 8/6/2008	20,000,000
20,125,000		Spartanburg County, SC, Health Services District, Inc., (Series 2008B), Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.300%, 8/6/2008	20,125,000
		TOTAL	202,288,657
		Tennessee--1.5%
6,100,000		Chattanooga, TN, HEFA, Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC), 2.970%, 8/7/2008	6,100,000
15,045,000		Chattanooga, TN, Health & Housing Facility Board, (Series 2004-A), Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 2.270%, 8/7/2008	15,045,000
4,100,000		Chattanooga, TN, IDB, (Series 1997), Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 2.200%, 8/6/2008	4,100,000
11,345,000	[3,4]	Chattanooga, TN, IDB, PUTTERs (Series 2055), Weekly VRDNs (Southside Redevelopment Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	11,345,000
6,150,000		Hendersonville, TN, IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	6,150,000
7,890,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	7,890,000
4,300,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2008A), Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 2.270%, 8/6/2008	4,300,000
8,000,000		Knox County, TN, Health Education & Housing Facilities Board, (Series 2008B), Weekly VRDNs (Catholic Healthcare Partners)/(Landesbank Baden-Wuerttemberg LOC), 2.250%, 8/6/2008	8,000,000
8,450,000		Memphis, TN, Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 2.280%, 8/7/2008	8,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Tennessee--continued
$6,400,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A), Weekly VRDNs (Societe Generale, Paris LOC), 2.200%, 8/6/2008	$6,400,000
1,190,000		Sevier County, TN, Public Building Authority, (Series IV-A-2), Daily VRDNs (Sevier County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	1,190,000
1,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-12), Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	1,000,000
2,000,000		Sevier County, TN, Public Building Authority, (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	2,000,000
4,100,000		Sevier County, TN, Public Building Authority, (Series IV-C-3), Daily VRDNs (Cleveland, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	4,100,000
10,000,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007), Weekly VRDNs (St. Agnes Academy-St. Dominic School, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	10,000,000
7,225,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2007A), Weekly VRDNs (Trezevant Manor)/(LaSalle Bank, N.A. LOC), 2.240%, 8/7/2008	7,225,000
13,200,000		Shelby County, TN, Health Education & Housing Facilities Board, (Series 2008), Weekly VRDNs (Briarcrest Christian School)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	13,200,000
34,995,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-3907), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	34,995,000
8,835,000	[3,4]	Tennessee Energy Acquisition Corp., (PT-4386), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	8,835,000
4,390,000	[3,4]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	4,390,000
22,900,000		Wilson County, TN, Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC), 2.210%, 8/7/2008	22,900,000
		TOTAL	187,615,000
		Texas--13.5%
5,500,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-16), Weekly VRDNs (Leander, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.250%, 8/7/2008	5,500,000
16,745,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2004-5), Weekly VRDNs (Lake Travis, TX ISD)/(GTD by Texas PSFG Program)/(Bank of America N.A. LIQ), 2.260%, 8/7/2008	16,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$6,415,000	[3,4]	Austin, TX, Water and Wastewater System, MERLOTS (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.490%, 8/6/2008	$6,415,000
15,500,000		Austin, TX, Travis and Williamson Counties (Series 2008), Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 2.050%, 8/7/2008	15,500,000
3,500,000		Bexar County, TX, Housing Finance Corp., (Series 2005A), Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 2.300%, 8/7/2008	3,500,000
10,000,000		Board of Regents of The University of Texas, (Series A), 1.65% CP, Mandatory Tender 11/7/2008	10,000,000
33,215,000	[3,4]	Board of Regents of The University of Texas, (Wells Fargo 2008-13C), Weekly VRDNs (Wells Fargo & Co. LIQ), 2.280%, 8/7/2008	33,215,000
785,000		Board of Regents of The University of Texas, (Series 2007 B), Weekly VRDNs, 1.950%, 8/7/2008	785,000
530,000		Board of Regents of The University of Texas, (Series 2007 B), Weekly VRDNs, 2.100%, 8/7/2008	530,000
11,435,000	[3,4]	Brownsville, TX, ISD, MERLOTS (Series 2007-D79), Weekly VRDNs (GTD by Texas PSFG Program)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	11,435,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) (Series 2007-36), Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 2.270%, 8/7/2008	24,150,000
8,650,000		Crawford, TX, Education Facilities Corp., (Series 2004A), Weekly VRDNs (Central Houston Parking LLC)/(BNP Paribas SA LOC), 2.330%, 8/7/2008	8,650,000
11,500,000		El Paso, TX, HFDC, (Series 2007), Weekly VRDNs (Bienvivir Senior Health Services)/Services)/(JPMorgan Chase Bank, N.A. LOC), 2.290%, 8/7/2008	11,500,000
8,460,000	[3,4]	Frisco, TX, (PT-2789), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 8/7/2008	8,460,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 8/7/2008	400,000
33,200,000		Gregg County, TX, HFDC, (Series 2006B), Daily VRDNs (Good Shepherd Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/1/2008	33,200,000
11,000,000		Harris County, TX, Education Facilities Finance Corp., (Series 2008B), Weekly VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Allied Irish Banks PLC LOC), 2.150%, 8/6/2008	11,000,000
8,950,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 2.290%, 8/7/2008	8,950,000
6,800,000		Harris County, TX, HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	6,800,000
116,200,000		Harris County, TX, HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.080%, 8/7/2008	116,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$24,500,000		Harris County, TX, HFDC, (Series 2007B), Weekly VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 8/6/2008	$24,500,000
75,000,000		Harris County, TX, HFDC, (Series 2008A), Weekly VRDNs (Memorial Hermann Healthcare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.580%, 8/6/2008	75,000,000
25,000,000		Harris County, TX, HFDC, (Series 2008A), Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.270%, 8/7/2008	25,000,000
13,000,000		Harris County, TX, HFDC, (Series 2008B), Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 2.200%, 8/7/2008	13,000,000
19,500,000		Harris County, TX, HFDC, (Series B), Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 2.100%, 8/1/2008	19,500,000
52,950,000		Harris County, TX, HFDC, (Subseries 2005 A-1), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	52,950,000
2,850,000		Harris County, TX, HFDC, (Subseries 2008A-1), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.100%, 8/1/2008	2,850,000
12,290,000	[3,4]	Harris County, TX, HFDC, MERLOTS (Series 2007 C-79), Weekly VRDNs (SCH Healthcare System)/(United States Treasury COL)/(Bank of New York LIQ), 2.240%, 8/6/2008	12,290,000
12,000,000	[3,4]	Houston, TX, Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.740%, 8/6/2008	12,000,000
6,200,000		Houston, TX, Combined Utility System, (Series 2008A-2), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	6,200,000
25,000,000		Houston, TX, Combined Utility System, (Series A-1), Weekly VRDNs (Bank of America N.A. LOC), 2.200%, 8/7/2008	25,000,000
15,000,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-2), Weekly VRDNs (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 2.050%, 8/7/2008	15,000,000
10,500,000		Houston, TX, Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-3), Weekly VRDNs (Bank of America N.A., Bank of New York, Dexia Credit Local and State Street Bank and Trust Co. LOCs), 2.050%, 8/7/2008	10,500,000
10,015,000		Houston, TX, Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC), 2.350%, 8/7/2008	10,015,000
4,795,000		Houston, TX, Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor, Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.750%, 8/1/2008	4,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$19,435,000	[3,4]	Houston, TX, ISD, Floater Certificates (Series 1998-133), Weekly VRDNs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), 2.360%, 8/7/2008	$19,435,000
10,995,000	[3,4]	Houston, TX, ISD, (PT-3968), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	10,995,000
7,905,000	[3,4]	Houston, TX, Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	7,905,000
8,950,000	[3,4]	Irving, TX, ISD, (PT-3954), Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), 2.240%, 8/7/2008	8,950,000
5,000,000		Kendall County, TX, Health Facilities Development Corp., (Series 2008), Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(Allied Irish Banks PLC LOC), 2.170%, 8/7/2008	5,000,000
5,130,000	[3,4]	Lamar, TX, Consolidated ISD, Rocs (Series 10276), Weekly VRDNs (GTD by Texas PSFG Program)/(Citigroup, Inc. LIQ), 2.240%, 8/7/2008	5,130,000
17,975,000		Lubbock, TX, Health Facilities Development Corporation, (Series 2008B), Daily VRDNs (St. Joseph Health System)/(Wachovia Bank N.A. LOC), 2.500%, 8/1/2008	17,975,000
12,055,000	[3,4]	Lubbock, TX, Wastewater Systems, ROCs (Series 1095), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	12,055,000
8,560,000	[3,4]	McKinney, TX, ISD, (PT-1180), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	8,560,000
41,600,000		North Central Texas HFDC, (Series 2006B), Weekly VRDNs (Baylor Health Care System)/(FSA INS)/(Bank of New York LIQ), 2.350%, 8/6/2008	41,600,000
1,620,000	[3,4]	North East, TX, ISD, (PT-3958), Weekly VRDNs (GTD by Texas PSFG Program)/(Dexia Credit Local LIQ), 2.240%, 8/7/2008	1,620,000
14,605,000	[3,4]	North Texas Municipal Water District, ROCs (Series 6074), Weekly VRDNs (Citigroup, Inc. LIQ), 2.500%, 8/7/2008	14,605,000
65,000,000	[3,4]	North Texas Tollway Authority, EDFA Floating Certificates (Series 2008-06), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	65,000,000
10,047,000	[3,4]	North Texas Tollway Authority, Floater Certificates (Series 2725), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley LIQ), 2.290%, 8/7/2008	10,047,000
18,570,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620), Weekly VRDNs (Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 2.280%, 8/7/2008	18,570,000
7,249,500	[3,4]	Pflugerville, TX, ISD, Floater Certificates (Series 2004-1058), Weekly VRDNs (GTD by Texas PSFG Program)/(Morgan Stanley LIQ), 2.360%, 8/7/2008	7,249,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$5,400,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A12), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	$5,400,000
28,000,000		San Antonio, TX, Electric & Gas System, (Series 2003), Weekly VRDNs (Bank of America N.A. LIQ), 2.230%, 8/6/2008	28,000,000
5,850,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.240%, 8/6/2008	5,850,000
89,490,000	[3,4]	San Antonio, TX, Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	89,490,000
7,935,000	[3,4]	San Antonio, TX, ISD, (PT-1184), Weekly VRDNs (GTD by Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	7,935,000
14,850,000	[3,4]	Tarrant County, TX, Cultural Education Facilities Finance Corp., 2.35% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/9/2008	14,852,364
4,000,000		Tarrant County, TX, Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008 AU), 2.40% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/17/2008	4,000,752
18,000,000	[3,4]	Tarrant County, TX, Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008AD), 2.69% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 8/11/2008	18,000,432
93,750,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246), Weekly VRDNs (KBC Bank N.V. LIQ), 2.260%, 8/7/2008	93,750,000
79,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	79,500,000
104,500,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4282), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 8/7/2008	104,500,000
36,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia Credit Local LIQ), 2.310%, 8/7/2008	36,000,000
80,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 2.310%, 8/7/2008	80,000,000
26,265,000		Texas Small Business Industrial Development Corp., (Series 1986), Weekly VRDNs (Texas Public Facilities Capital Access Program)/(Bank of America N.A. LOC), 2.230%, 8/6/2008	26,265,000
18,045,000	[3,4]	Texas State Transportation Commission, (PT-3483), Weekly VRDNs (Texas State)/(Merrill Lynch & Co., Inc. LIQ), 2.240%, 8/7/2008	18,045,000
18,365,000	[3,4]	Texas State Transportation Commission, (PT-4611), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.270%, 8/7/2008	18,365,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139), Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 2.240%, 8/7/2008	8,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$4,250,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2492), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 2.290%, 8/7/2008	$4,250,000
21,925,000	[3,4]	Texas State Transportation Commission, Wells Fargo Stage Trust (Series 2008-4C), Weekly VRDNs (Texas State)/(Wells Fargo & Co. LIQ), 2.280%, 8/7/2008	21,925,000
24,290,000	[3,4]	Texas State University System, (PT-3473), Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.350%, 8/7/2008	24,290,000
71,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	71,540,157
8,500,000	[3,4]	Texas State, PUTTERs (Series 2816), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	8,500,000
10,500,000	[3,4]	Texas Water Development Board, (Series 2008-C51), 2.00% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 7/15/2009	10,500,000
33,000,000		Travis County, TX, Health Facilities Development Corp., (Series 2008), Weekly VRDNs (Longhorn Village)/(Bank of Scotland, Edinburgh LOC), 2.180%, 8/7/2008	33,000,000
		TOTAL	1,708,875,205
		Utah--1.0%
22,350,000		Emery County, UT, PCRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 2.200%, 8/6/2008	22,350,000
24,200,000		Murray City, Utah Hospital Revenue, (Series 2005C), Weekly VRDNs (IHC Health Services, Inc.)/(Citibank NA, New York LIQ), 2.160%, 8/7/2008	24,200,000
47,500,000	[3,4]	Riverton, UT, Hospital Revenue Authority, PUTTERs (Series 1762), Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 2.290%, 8/7/2008	47,500,000
11,960,000	[3,4]	Utah State Board of Regents, (PT-4321), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.250%, 8/7/2008	11,960,000
7,425,000	[3,4]	Utah State Transit Authority, (PT-4320), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.250%, 8/7/2008	7,425,000
9,195,000	[3,4]	Utah State Transit Authority, PUTTERs (Series 2833), Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase & Co. LIQ), 2.440%, 8/7/2008	9,195,000
		TOTAL	122,630,000
		Vermont--0.1%
12,500,000		Vermont Educational and Health Buildings Financing Agency, Weekly VRDNs (Norwich University)/(RBS Citizens Bank N.A. LOC), 2.050%, 8/6/2008	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--2.5%
$21,520,000		Alexandria, VA, IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 2.290%, 8/7/2008	$21,520,000
16,835,000		Caroline County, VA, IDA, (Series 2007G), Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	16,835,000
10,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A), Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.210%, 8/7/2008	10,500,000
5,000,000		Fairfax County, VA, EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 2.200%, 8/7/2008	5,000,000
8,755,000		Fairfax County, VA, EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	8,755,000
5,000,000		Fairfax County, VA, IDA, (Series 1988A), Weekly VRDNs (Inova Health System), 2.000%, 8/6/2008	5,000,000
10,700,000		Fairfax County, VA, IDA, (Series 1988B), Weekly VRDNs (Inova Health System), 2.000%, 8/6/2008	10,700,000
6,435,000		Fairfax County, VA, IDA, (Series 1988D), Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 2.200%, 8/6/2008	6,435,000
22,420,000		Fairfax County, VA, IDA, (Series 2005A-1), Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 2.160%, 8/6/2008	22,420,000
19,680,000		Fairfax County, VA, IDA, (Series 2005A-2), Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 2.160%, 8/6/2008	19,680,000
12,760,000		Fairfax County, VA, IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 2.160%, 8/6/2008	12,760,000
8,400,000		Hampton, VA, Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC), 2.200%, 8/6/2008	8,400,000
4,510,000		Henrico County, VA, EDA, (Series 2003), Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 2.250%, 8/6/2008	4,510,000
8,700,000		Henrico County, VA, EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 2.140%, 8/7/2008	8,700,000
4,500,000		Henrico County, VA, EDA, (Series 2008B-1), Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.450%, 8/6/2008	4,500,000
8,800,000		Henrico County, VA, EDA, (Series 2008B-2), Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.450%, 8/6/2008	8,800,000
16,800,000	[3,4]	Henrico County, VA, IDA, MERLOTS (Series 1997C), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	16,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,300,000		James City County, VA, IDA, (Series 1997), Weekly VRDNs (Riverside Health Systems), 2.350%, 8/6/2008	$3,300,000
3,200,000		Loudoun County, VA, IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC), 2.190%, 8/7/2008	3,200,000
5,845,000		Newport News, VA, EDA, Oyster Point Town Center, Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 2.200%, 8/6/2008	5,845,000
19,500,000		Peninsula Port Authority, VA, (Series 2004), Weekly VRDNs (Riverside Health Systems), 2.230%, 8/6/2008	19,500,000
29,100,000		Roanoke, VA, IDA, (Series 2005A-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.100%, 8/1/2008	29,100,000
27,625,000		Roanoke, VA, IDA, (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 2.270%, 8/1/2008	27,625,000
5,500,000		Rockingham County, VA, IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 2.260%, 8/7/2008	5,500,000
5,000,000	[3,4]	University of Virginia, Floater Certificates (Series 2743), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	5,000,000
5,140,000	[3,4]	University of Virginia, Floater Certificates (Series 2748), Weekly VRDNs (Morgan Stanley LIQ), 2.260%, 8/7/2008	5,140,000
9,700,000		Virginia Beach, VA, Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 2.200%, 8/6/2008	9,700,000
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006), Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 2.200%, 8/6/2008	5,270,000
3,240,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 2.200%, 8/7/2008	3,240,000
1,220,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (Morgan Stanley LIQ), 2.310%, 8/7/2008	1,220,000
		TOTAL	314,955,000
		Washington--2.3%
8,680,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2002-36), Weekly VRDNs (Tacoma, WA Regional Water Supply System)/(Bank of America N.A. LIQ), 2.640%, 8/7/2008	8,680,000
14,555,000		Central Puget Sound, WA, Regional Transit Authority, (Series 2007A), 5.00% Bonds, 11/1/2008	14,616,370
4,165,000	[3,4]	Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.740%, 8/6/2008	4,165,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$5,000,000	[3,4]	Energy Northwest, WA, (PT-778), Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 2.230%, 8/7/2008	$5,000,000
30,000,000		Energy Northwest, WA, (Series 2008F-1), Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 8/6/2008	30,000,000
30,000,000		Energy Northwest, WA, (Series 2008F-2), Weekly VRDNs (Dexia Credit Local LIQ), 2.150%, 8/6/2008	30,000,000
27,450,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	27,450,000
5,120,000	[3,4]	Energy Northwest, WA, (PT-1392), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.450%, 8/7/2008	5,120,000
5,128,500	[3,4]	Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.280%, 8/7/2008	5,128,500
10,625,000	[3,4]	Energy Northwest, WA, ROCs (Series 4524), Weekly VRDNs (Citigroup, Inc. LIQ), 2.500%, 8/7/2008	10,625,000
7,450,000	[3,4]	Grant County, WA Public Utilities District No. 2: Wanapum Hydroelectric Development, Solar Eclipse (Series 2007-96), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	7,450,000
12,580,000	[3,4]	King County, WA, Sewer System, ROCs (Series 10279), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.740%, 8/7/2008	12,580,000
3,405,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106), Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.290%, 8/7/2008	3,405,000
20,630,000	[3,4]	Seattle, WA, Municipal Light & Power, MERLOTS (Series 2001 A56), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.490%, 8/6/2008	20,630,000
7,355,000	[3,4]	Snohomish County, WA, Public Utility District, ROCs (Series 6055), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	7,355,000
3,420,000	[3,4]	Spokane, WA, School District No. 081, ROCs (Series 4000), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.390%, 8/7/2008	3,420,000
21,000,000		Washington State Health Care Facilities Authority, (Series 2008A), Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.350%, 8/6/2008	21,000,000
21,000,000		Washington State Health Care Facilities Authority, (Series 2008B), Weekly VRDNs (Multicare Health System)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 2.350%, 8/6/2008	21,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Washington--continued
$5,400,000		Washington State Health Care Facilities Authority, (Series 2008B), Weekly VRDNs (PeaceHealth)/(Wells Fargo Bank, N.A. LOC), 2.000%, 8/7/2008	$5,400,000
17,700,000		Washington State Higher Education Facilities Authority, (Series 2007), Weekly VRDNs (Saint Martin's University)/(Key Bank, N.A. LOC), 2.430%, 8/7/2008	17,700,000
6,225,000		Washington State Housing Finance Commission, (Series 2005 B), Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 2.280%, 8/7/2008	6,225,000
8,000,000		Washington State Housing Finance Commission, (Series 2008), Weekly VRDNs (Panorama)/(Key Bank, N.A. LOC), 2.250%, 8/7/2008	8,000,000
10,435,000	[3,4]	Washington State, (Series D269), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.440%, 8/6/2008	10,435,000
5,170,000	[3,4]	Washington State, Piper Certificates (Series 2002G), Weekly VRDNs (Bank of New York LIQ), 2.280%, 8/7/2008	5,170,000
3,749,500	[3,4]	Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 2.280%, 8/7/2008	3,749,500
		TOTAL	294,304,370
		West Virginia--0.3%
4,050,000		Brooke County, WV, County Commission, (Series 2008A), Weekly VRDNs (Bethany College)/(PNC Bank, N.A. LOC), 2.190%, 8/7/2008	4,050,000
5,620,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 2.490%, 8/7/2008	5,620,000
27,245,000		Cabell County, WV, (Series 2007A), Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 2.290%, 8/7/2008	27,245,000
		TOTAL	36,915,000
		Wisconsin--2.2%
17,375,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Wisconsin Non-AMT), (Series 2005-25), Weekly VRDNs (Central Brown County, WI Water Authority)/(Bank of America N.A. LIQ), 3.740%, 8/7/2008	17,375,000
15,000,000		Appleton, WI, Redevelopment Authority, (Series 2001B), Weekly VRDNs (Fox Cities Performing Arts Center)/(JPMorgan Chase Bank, N.A. and Marshall & Ilsley Bank, Milwaukee LOCs), 2.300%, 8/6/2008	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT), (Series 2004-4), Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	$22,000,000
24,000,000		Green Bay, WI, Area Public School District, 3.90% BANs, 8/26/2008	24,008,477
8,500,000		Madison, WI, Metropolitan School District, 4.00% TRANs, 9/5/2008	8,503,692
38,000,000		Racine County, WI, School District, 2.25% TRANs, 7/10/2009	38,191,900
3,800,000		Racine, WI, 2.50% BANs, 12/15/2008	3,810,442
7,000,000	[3,4]	University of Wisconsin Hospital and Clinics Authority, MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.490%, 8/6/2008	7,000,000
48,600,000		University of Wisconsin Hospital and Clinics Authority, (Series 2002A), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.530%, 8/6/2008	48,600,000
22,400,000		University of Wisconsin Hospital and Clinics Authority, (Series B), Daily VRDNs (U.S. Bank, N.A. LOC), 2.050%, 8/1/2008	22,400,000
13,800,000		Wisconsin Health & Educational Facilities Authority, (Series 2008), 1.68% TOBs (GTD by Luther Hospital)/(Mayo Foundation), Mandatory Tender 4/15/2009	13,800,000
11,565,000	[3,4]	Wisconsin State HEFA, (MT-339), Weekly VRDNs (Wheaton Franciscan HealthCare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.930%, 8/7/2008	11,565,000
495,000		Wisconsin State HEFA, (Series 2005), Weekly VRDNs (Hospicecare Holdings, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.360%, 8/7/2008	495,000
6,360,000		Wisconsin State HEFA, (Series 2006), Weekly VRDNs (16th Street Community Health Center , Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	6,360,000
3,770,000		Wisconsin State HEFA, (Series 2008A), Weekly VRDNs (Meriter Retirement Services, Inc)/(KBC Bank N.V. LOC), 2.250%, 8/7/2008	3,770,000
6,490,000		Wisconsin State HEFA, (Series 2008B), Weekly VRDNs (Meriter Retirement Services, Inc)/(U.S. Bank, N.A. LOC), 2.250%, 8/7/2008	6,490,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--continued
$23,000,000		Wisconsin State Health Facilities Authority, (Series 2000), Weekly VRDNs (Wausau Hospital, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.100%, 8/6/2008	$23,000,000
12,145,000	[3,4]	Wisconsin State, PUTTERs (Series 2632), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.440%, 8/7/2008	12,145,000
		TOTAL	284,514,511
		TOTAL MUNICIPAL INVESTMENTS--99.2% [5] (AT AMORTIZED COST)	12,579,324,754
		OTHER ASSETS AND LIABILITIES - NET--0.8% [6]	97,934,096
		TOTAL NET ASSETS--100%	$12,677,258,850

At July 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund primarily invests in securities rated in the highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $3,401,849,180, which represented 26.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees ('the Trustees"). At July 31, 2008, these liquid restricted securities amounted to $3,401,849,180, which represented 26.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$12,579,324,754
Cash		12,603,012
Income receivable		41,509,494
Receivable for investments sold		135,201,355
Receivable for shares sold		1,848,324
TOTAL ASSETS		12,770,486,939
Liabilities:
Payable for investments purchased	$82,248,282
Payable for shares redeemed	2,573,627
Payable for Directors'/Trustees' fees	13,395
Payable for shareholder services fee (Note 5)	431,217
Income distribution payable	7,615,320
Accrued expenses	346,248
TOTAL LIABILITIES		93,228,089
Net assets for 12,674,808,637 shares outstanding		$12,677,258,850
Net Assets Consist of:
Paid-in capital		$12,674,789,154
Accumulated net realized gain on investments		2,355,608
Undistributed net investment income		114,088
TOTAL NET ASSETS		$12,677,258,850
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$10,053,589,696 ÷ 10,051,921,960 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$2,623,669,154 ÷ 2,622,886,677 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$350,062,718
Expenses:
Investment adviser fee (Note 5)		$24,150,443
Administrative personnel and services fee (Note 5)		9,460,083
Custodian fees		445,339
Transfer and dividend disbursing agent fees and expenses		266,554
Directors'/Trustees' fees		108,414
Auditing fees		18,700
Legal fees		104,058
Portfolio accounting fees		174,351
Shareholder services fee--Institutional Service Shares (Note 5)		5,386,480
Account administration fee--Institutional Service Shares		1,654,218
Share registration costs		303,264
Printing and postage		92,048
Insurance premiums		38,323
Miscellaneous		40,848
TOTAL EXPENSES		42,243,123
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(10,198,221)
Waiver of administrative personnel and services fee (Note 5)	(263,221)
Reduction of custodian fees	(340,241)
TOTAL WAIVERS AND EXPENSE REDUCTION		(10,801,683)
Net expenses			31,441,440
Net investment income			318,621,278
Net realized gain on investments			2,721,077
Change in net assets resulting from operations			$321,342,355

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$318,621,278	$304,335,387
Net realized gain on investments	2,721,077	666,551
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	321,342,355	305,001,938
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(247,419,999)	(221,971,571)
Institutional Service Shares	(71,101,829)	(82,338,593)
Distributions from net realized gain on investments
Institutional Shares	(458,685)	--
Institutional Service Shares	(170,666)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(319,151,179)	(304,310,164)
Share Transactions:
Proceeds from sale of shares	67,050,546,287	54,381,536,620
Net asset value of shares issued to shareholders in payment of distributions declared	152,863,503	148,165,394
Cost of shares redeemed	(63,826,908,665)	(53,239,822,512)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,376,501,125	1,289,879,502
Change in net assets	3,378,692,301	1,290,571,276
Net Assets:
Beginning of period	9,298,566,549	8,007,995,273
End of period (including undistributed net investment income of $114,088 and $14,638, respectively)	$12,677,258,850	$9,298,566,549

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Financial Highlights of the Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund investments normally will not be subject to the federal AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. The Fund has not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	56,628,314,819	$56,628,314,819	45,039,966,076	$45,039,966,076
Shares issued to shareholders in payment of distributions declared	129,086,127	129,086,127	120,679,398	120,679,398
Shares redeemed	(53,358,530,426)	(53,358,530,426)	(44,449,992,115)	(44,449,992,115)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,398,870,520	$3,398,870,520	710,653,359	$710,653,359

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,422,231,468	$10,422,231,468	9,341,570,544	$9,341,570,544
Shares issued to shareholders in payment of distributions declared	23,777,376	23,777,376	27,485,996	27,485,996
Shares redeemed	(10,468,378,239)	(10,468,378,239)	(8,789,830,397)	(8,789,830,397)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(22,369,395)	$(22,369,395)	579,226,143	$579,226,143
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,376,501,125	$3,376,501,125	1,289,879,502	$1,289,879,502

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$318,521,828	$304,310,164
Ordinary income [1]	$251,740	$--
Long-term capital gains	$377,611	$--

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$114,088
Undistributed ordinary Income	$972,465
Undistributed long-term capital gains	$1,383,143

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser voluntarily waived $10,198,221 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $263,221of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, FSSC received $7,195 of fees paid by the Fund. For the year ended July 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended July 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $12,116,083,500 and $8,026,741,500, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce fund expenses. For the year ended July 31, 2008, the Fund's expenses were reduced by $340,241 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

For the year ended July 31, 2008, the amount of long-term capital gains designated by the Fund was $377,611.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Tax-Free Obligations Fund, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Free Obligations Fund (the Fund), a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund as of July 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, MA
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

TAX-FREE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Tax-Free Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N401

39006 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Trust for
U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.028	0.048	0.039	0.018	0.006
Net realized gain on investments	--	--	--	--	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.028	0.048	0.039	0.018	0.006

Less Distributions:
Distributions from net investment income	(0.028)	(0.048)	(0.039)	(0.018)	(0.006)
Distributions from net realized gain on investments	--	--	--	--	(0.000)[1]

TOTAL DISTRIBUTIONS	(0.028)	(0.048)	(0.039)	(0.018)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.85%	4.91%	3.93%	1.86%	0.62%

Ratios to Average Net Assets:

Net expenses	0.46%	0.46%	0.45%	0.45%	0.45%

Net investment income	2.84%	4.79%	3.83%	1.82%	0.60%

Expense waiver/reimbursement[3]	0.07%	0.07%[4]	0.27%[4]	0.32%[4]	0.32%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$428,344	$522,294	$524,802	$520,178	$651,852

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

4 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,008.60	$2.30

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.58	$2.31

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At July 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Repurchase Agreements	89.7%

U.S. Treasury Securities	10.3%

Other Assets and Liabilities--Net[2,3]	(0.0)%

TOTAL	100.0%

At July 31, 2008, the Fund’s effective maturity4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	83.6%

8-30 Days	3.3%

31-90 Days	2.8%

91-180 Days	5.7%

181 Days or more	4.6%

Other Assets and Liabilities--Net[2,3]	(0.0)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Represents less than 0.1%.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

July 31, 2008

Principal Amount			Value

		REPURCHASE AGREEMENTS--89.7%
$43,419,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$43,419,000
6,000,000	[1]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $487,451,944 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2016 and the market value of that underlying security was $495,167,239.	6,000,000
42,000,000		Interest in $3,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,825,222,063 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $3,901,726,558.	42,000,000
42,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,861,608,113.	42,000,000
6,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $386,925,000 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2026 and the market value of that underlying security was $393,031,533.	6,000,000
14,000,000	[1]	Interest in $985,000,000 joint repurchase agreement 2.00%, dated 7/24/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $986,696,389 on 8/25/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,006,430,969.	14,000,000
42,000,000		Interest in $4,000,000,000 joint repurchase agreement 2.08%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,231,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,100,298,156.	42,000,000
42,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,058,056 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,003,854.	42,000,000
Principal Amount			Value

		REPURCHASE AGREEMENTS--continued
$42,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,029,643.	$42,000,000
42,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,145,139 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2013 and the market value of those underlying securities was $2,550,002,469.	42,000,000
42,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,861,500,971.	42,000,000
21,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,029,609.	21,000,000

		TOTAL REPURCHASE AGREEMENTS	384,419,000

		U.S. TREASURY--10.3%
10,500,000	[2]	U.S. Treasury Bills, 2.095% - 2.170%, 12/11/2008	10,418,380
14,000,000	[2]	U.S. Treasury Bills, 2.225% - 2.350%, 12/18/2008	13,877,632
4,000,000	[2]	U.S. Treasury Bills, 2.295%, 7/2/2009	3,914,575
3,000,000	[2]	U.S. Treasury Bills, 2.425%, 6/4/2009	2,937,961
6,000,000		U.S. Treasury Notes, 4.500%, 3/31/2009	6,104,900
3,500,000		U.S. Treasury Notes, 4.875%, 1/31/2009	3,554,139
1,250,000		U.S. Treasury Notes, 4.875%, 5/15/2009	1,274,803
2,000,000		U.S. Treasury Notes, 4.875%, 5/31/2009	2,043,668

		TOTAL U.S. TREASURY	44,126,058

		TOTAL INVESTMENTS -- 100.0% (AT AMORTIZED COST)[3]	428,545,058

		OTHER ASSETS AND LIABILITIES - NET--(0.0)%[4]	(201,184)

		TOTAL NET ASSETS -- 100%	$428,343,874

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008

Assets:
Investments in repurchase agreements	$384,419,000
Investments in securities	44,126,058

Total investments in securities, at amortized cost and value		$428,545,058
Cash		125,498
Income receivable		157,875
Receivable for shares sold		23,023

TOTAL ASSETS		428,851,454

Liabilities:
Payable for shares redeemed	6,488
Income distribution payable	473,151
Payable for Directors’/Trustees’ fees	295
Payable for portfolio accounting fees	8,368
Accrued expenses	19,278

TOTAL LIABILITIES		507,580

Net assets for 428,345,932 shares outstanding		$428,343,874

Net Assets Consist of:
Paid-in capital		$428,345,932
Distributions in excess of net investment income		(2,058)

TOTAL NET ASSETS		$428,343,874

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$428,343,874 ÷ 428,345,932 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2008

Investment Income:
Interest			$16,887,343

Expenses:
Investment adviser fee (Note 5)		$2,050,383
Administrative personnel and services fee (Note 5)		401,826
Custodian fees		28,026
Transfer and dividend disbursing agent fees and expenses		22,657
Directors’/Trustees’ fees		4,781
Auditing fees		17,400
Legal fees		16,499
Portfolio accounting fees		96,216
Share registration costs		41,310
Printing and postage		17,006
Insurance premiums		6,292
Miscellaneous		18,827

TOTAL EXPENSES		2,721,223

Waivers (Note 5):
Waiver of investment adviser fee	$(361,900)
Waiver of administrative personnel and services fee	(11,385)

TOTAL WAIVERS		(373,285)

Net expenses			2,347,938

Net investment income			$14,539,405

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,539,405	$23,901,956

Distributions to Shareholders:
Distributions from net investment income	(14,542,005)	(23,903,638)

Share Transactions:
Proceeds from sale of shares	2,049,234,317	1,800,727,854
Net asset value of shares issued to shareholders in payment of distributions declared	3,988,806	10,226,986
Cost of shares redeemed	(2,147,170,470)	(1,813,461,250)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(93,947,347)	(2,506,410)

Change in net assets	(93,949,947)	(2,508,092)

Net Assets:
Beginning of period	522,293,821	524,801,913

End of period (including undistributed (distributions in excess of) net investment income of $(2,058) and $542, respectively)	$428,343,874	$522,293,821

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on August 1, 2007. As of and during the year ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended July 31	2008	2007

Shares sold	2,049,234,317	1,800,727,854
Shares issued to shareholders in payment of distributions declared	3,988,806	10,226,986
Shares redeemed	(2,147,170,470)	(1,813,461,250)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(93,947,347)	(2,506,410)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008	2007

Ordinary income	$14,542,005	$23,903,638

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(2,058)

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Fund’s Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the Adviser waived $361,900 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,385 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended July 31, 2008, the Fund did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust (the “Trust”) was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
September 17, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/
Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary
of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill has been the Fund’s Portfolio Manager since January 1994. She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: April 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract

TRUST FOR U.S. TREASURY OBLIGATIONS (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

28731 (9/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $723,300

Fiscal year ended 2007 - $718,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,642 and $0 respectively. Fiscal year ended 2008 – Audit consents issued.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $278,692

Fiscal year ended 2007 - $173,174

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 22, 2008